UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report September 30, 2017

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
IVY FUNDS

Ivy Advantus Real Estate Securities Fund	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSEX	IRSRX	IRSYX

Ivy Asset Strategy Fund	WASAX	WASBX	WASCX	IASEX	IVAEX	IASTX	IASRX	WASYX

Ivy Balanced Fund	IBNAX	IBNBX	IBNCX	IVYEX	IYBIX	IBARX	IYBFX	IBNYX

Ivy Energy Fund	IEYAX	IEYBX	IEYCX	IVEEX	IVEIX	IENRX	IYEFX	IEYYX

Ivy LaSalle Global Real Estate Fund	IREAX	IREBX	IRECX		IRESX	IRENX	IRERX	IREYX

Ivy LaSalle Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX		IVIRX	IVRNX	IVRRX	IVRYX

Ivy Natural Resources Fund	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	INRSX	IGNRX	IGNYX

Ivy Science and Technology Fund	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	ISTNX	WSTRX	WSTYX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Over the past six months, investors have endured concerns about global economic growth, the level of interest rates, fluctuation in oil prices and transition to a new U.S. presidential administration. Following the election, domestic equity markets rose sharply and bond yields saw a slight rise, with both trends carrying into the third quarter of 2017. See the table for a fiscal year-over-year comparison of some common market metrics.

Many investors may be unsettled by the prospect that continued change — in leadership of key countries around the world, in government policy, in interest rate levels — will contribute to market volatility and general uncertainty. While that may be true at times, we believe it is important to stay focused on the fundamentals and merits of sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While government policies can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

By the end of your funds’ semi-annual fiscal period, the U.S. economy remained fundamentally sound, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Overall, the global economy has improved over the past year. In particular, economic growth in the eurozone has accelerated, benefitting from domestic policy stimulus and improving external demand.

The U.S. Federal Reserve (Fed) has hiked interest rates four times since late 2015. We think the Fed will raise rates again in December 2017 and two more times in 2018. The Fed also recently announced that it would begin to reduce its balance sheet starting October 2017 by allowing maturing Treasury and mortgage-backed securities to roll off. We think most financial markets already are pricing the drawdown into their projections and do not expect major volatility as a result of the Fed’s actions. We believe job growth and inflation will be the most important determinants in the direction of long-term central bank policy. Overseas, a better economic outlook has caused the European Central Bank to consider adjusting its policies.

While challenges remain, we see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	9/30/2017	3/31/2017
S&P 500 Index	2,519.36	2,362.72
MSCI EAFE Index	1,973.81	1,792.98
10-Year Treasury Yield	2.33%	2.40%
U.S. unemployment rate	4.2%	4.5%
30-year fixed mortgage rate	3.83%	4.14%
Oil price per barrel	$51.67	$50.60

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2017	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2017.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note X to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Advantus Real Estate Securities Fund
Class A	$1,000	$1,030.00	$7.21	$1,000	$1,017.99	$7.16	1.41%
Class B**	$1,000	$1,025.10	$12.05	$1,000	$1,013.16	$11.98	2.37%
Class C	$1,000	$1,026.30	$11.14	$1,000	$1,014.10	$11.08	2.19%
Class E	$1,000	$1,030.00	$7.31	$1,000	$1,017.84	$7.26	1.43%
Class I	$1,000	$1,032.00	$5.38	$1,000	$1,019.77	$5.35	1.06%
Class N****	$1,000	$1,032.90	$4.47	$1,000	$1,020.65	$4.45	0.88%
Class R	$1,000	$1,028.70	$8.42	$1,000	$1,016.77	$8.37	1.65%
Class Y	$1,000	$1,030.90	$6.50	$1,000	$1,018.71	$6.46	1.27%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2017

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Asset Strategy Fund
Class A	$1,000	$1,075.00	$6.12	$1,000	$1,019.12	$5.96	1.19%
Class B**	$1,000	$1,071.50	$10.15	$1,000	$1,015.29	$9.87	1.95%
Class C	$1,000	$1,071.50	$9.94	$1,000	$1,015.49	$9.67	1.91%
Class E	$1,000	$1,075.60	$5.50	$1,000	$1,019.75	$5.35	1.03%
Class I	$1,000	$1,077.20	$4.67	$1,000	$1,020.61	$4.55	0.89%
Class N****	$1,000	$1,077.80	$3.95	$1,000	$1,021.29	$3.84	0.76%
Class R	$1,000	$1,073.70	$7.78	$1,000	$1,017.57	$7.57	1.50%
Class Y	$1,000	$1,075.30	$5.91	$1,000	$1,019.37	$5.76	1.14%
Ivy Balanced Fund
Class A	$1,000	$1,030.30	$5.68	$1,000	$1,019.43	$5.65	1.13%
Class B**	$1,000	$1,026.30	$9.52	$1,000	$1,015.72	$9.47	1.86%
Class C	$1,000	$1,026.40	$9.32	$1,000	$1,015.89	$9.27	1.83%
Class E***	$1,000	$1,031.00	$4.98	$1,000	$1,020.19	$4.95	0.97%
Class I	$1,000	$1,031.30	$4.47	$1,000	$1,020.66	$4.45	0.88%
Class N****	$1,000	$1,032.00	$3.66	$1,000	$1,021.47	$3.64	0.72%
Class R	$1,000	$1,028.20	$7.40	$1,000	$1,017.73	$7.36	1.46%
Class Y	$1,000	$1,029.80	$5.68	$1,000	$1,019.44	$5.65	1.12%
Ivy Energy Fund
Class A	$1,000	$864.70	$6.99	$1,000	$1,017.60	$7.57	1.49%
Class B**	$1,000	$860.90	$11.26	$1,000	$1,012.94	$12.18	2.42%
Class C	$1,000	$861.20	$10.14	$1,000	$1,014.17	$10.98	2.17%
Class E***	$1,000	$866.50	$5.60	$1,000	$1,019.03	$6.06	1.20%
Class I	$1,000	$865.90	$5.22	$1,000	$1,019.49	$5.65	1.11%
Class N****	$1,000	$866.50	$4.48	$1,000	$1,020.30	$4.85	0.95%
Class R	$1,000	$863.60	$8.01	$1,000	$1,016.51	$8.67	1.71%
Class Y	$1,000	$865.10	$6.34	$1,000	$1,018.28	$6.86	1.35%
Ivy LaSalle Global Real Estate Fund
Class A	$1,000	$1,028.20	$7.71	$1,000	$1,017.50	$7.67	1.51%
Class B**	$1,000	$1,026.40	$11.25	$1,000	$1,014.00	$11.18	2.21%
Class C	$1,000	$1,025.40	$11.75	$1,000	$1,013.46	$11.68	2.32%
Class I	$1,000	$1,031.10	$5.38	$1,000	$1,019.80	$5.35	1.05%
Class N****	$1,000	$1,018.20	$5.35	$1,000	$1,019.80	$5.35	1.05%
Class R	$1,000	$1,027.30	$9.22	$1,000	$1,016.02	$9.17	1.81%
Class Y	$1,000	$1,028.90	$7.41	$1,000	$1,017.78	$7.36	1.45%

See footnotes on page 6.

2017	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy LaSalle Global Risk-Managed Real Estate Fund
Class A	$1,000	$1,010.30	$7.64	$1,000	$1,017.50	$7.67	1.51%
Class B**	$1,000	$1,005.60	$11.53	$1,000	$1,013.57	$11.58	2.29%
Class C	$1,000	$1,005.60	$11.63	$1,000	$1,013.47	$11.68	2.31%
Class I	$1,000	$1,011.20	$5.83	$1,000	$1,019.25	$5.86	1.16%
Class N****	$1,000	$1,015.90	$5.85	$1,000	$1,019.27	$5.86	1.16%
Class R	$1,000	$1,006.50	$9.63	$1,000	$1,015.52	$9.67	1.91%
Class Y	$1,000	$1,009.30	$7.64	$1,000	$1,017.50	$7.67	1.51%
Ivy Natural Resources Fund
Class A	$1,000	$981.80	$8.72	$1,000	$1,016.25	$8.87	1.76%
Class B**	$1,000	$976.10	$14.82	$1,000	$1,010.06	$15.08	2.99%
Class C	$1,000	$979.00	$11.87	$1,000	$1,013.02	$12.08	2.40%
Class E	$1,000	$984.20	$6.35	$1,000	$1,018.69	$6.46	1.27%
Class I	$1,000	$984.40	$6.15	$1,000	$1,018.86	$6.26	1.24%
Class N****	$1,000	$985.80	$5.26	$1,000	$1,019.76	$5.35	1.06%
Class R	$1,000	$982.20	$9.02	$1,000	$1,016.00	$9.17	1.81%
Class Y	$1,000	$983.50	$7.24	$1,000	$1,017.74	$7.36	1.46%
Ivy Science and Technology Fund
Class A	$1,000	$1,159.70	$6.80	$1,000	$1,018.82	$6.36	1.25%
Class B**	$1,000	$1,155.40	$10.88	$1,000	$1,014.93	$10.18	2.02%
Class C	$1,000	$1,155.70	$10.67	$1,000	$1,015.16	$9.98	1.98%
Class E	$1,000	$1,159.70	$7.02	$1,000	$1,018.55	$6.56	1.30%
Class I	$1,000	$1,161.30	$5.40	$1,000	$1,020.09	$5.05	0.99%
Class N****	$1,000	$1,162.20	$4.65	$1,000	$1,020.81	$4.34	0.85%
Class R	$1,000	$1,157.80	$8.63	$1,000	$1,017.12	$8.07	1.59%
Class Y	$1,000	$1,159.90	$6.70	$1,000	$1,018.87	$6.26	1.24%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2017, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

***	Class share is closed to investment.

****	Effective March 3, 2017 Class R6 has been renamed Class N.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY ADVANTUS REAL ESTATE SECURITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Real Estate	96.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.2%

Lipper Rankings

Category: Real Estate Funds	Rank	Percentile
1 Year	156/261	60
3 Year	113/229	50
5 Year	103/203	51
10 Year	89/137	65

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Real Estate	Retail REITs
Equinix, Inc.	Real Estate	Specialized REITs
ProLogis, Inc.	Real Estate	Industrial REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
Vornado Realty Trust	Real Estate	Office REITs
Mid-America Apartment Communities, Inc.	Real Estate	Residential REITs
Welltower, Inc.	Real Estate	Health Care REITs
Essex Property Trust, Inc.	Real Estate	Residential REITs
Duke Realty Corp.	Real Estate	Industrial REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY ADVANTUS REAL ESTATE SECURITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.1%
Liberty Property Trust	253	$10,376
STORE Capital Corp.	288	7,160

		17,536

Health Care REITs – 8.9%
HCP, Inc.	366	10,191
Healthcare Trust of America, Inc., Class A	242	7,206
Physicians Realty Trust	205	3,627
Ventas, Inc.	196	12,741
Welltower, Inc.	243	17,050

		50,815

Hotel & Resort REITs – 5.3%
Apple Hospitality REIT, Inc.	281	5,321
Hilton Worldwide Holdings, Inc.	80	5,528
Host Hotels & Resorts, Inc.	466	8,614
RLJ Lodging Trust	193	4,237
Sunstone Hotel Investors, Inc.	387	6,213

		29,913

Industrial REITs – 8.9%
Duke Realty Corp.	546	15,747
First Industrial Realty Trust, Inc.	215	6,473
ProLogis, Inc.	420	26,681
Rexford Industrial Realty, Inc.	72	2,052

		50,953

Office REITs – 16.8%
Alexandria Real Estate Equities, Inc.	171	20,296
Boston Properties, Inc.	52	6,365
Brandywine Realty Trust	646	11,300
Corporate Office Properties Trust	150	4,918
Highwoods Properties, Inc.	165	8,611
Kilroy Realty Corp.	187	13,290

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
SL Green Realty Corp.	110	$11,159
Vornado Realty Trust	256	19,651

		95,590

Residential REITs – 21.3%
American Campus Communities, Inc.	96	4,221
American Homes 4 Rent	390	8,456
Apartment Investment and Management Co., Class A	165	7,231
AvalonBay Communities, Inc.	87	15,583
Camden Property Trust	119	10,892
Equity Residential	157	10,343
Essex Property Trust, Inc.	63	15,921
Invitation Homes, Inc.	130	2,945
Mid-America Apartment Communities, Inc.	171	18,319
Sun Communities, Inc.	171	14,651
UDR, Inc.	326	12,409

		120,971

Retail REITs – 18.9%
Agree Realty Corp.	174	8,545
Brixmor Property Group, Inc.	515	9,682
GGP, Inc.	471	9,775
Kimco Realty Corp.	561	10,962
National Retail Properties, Inc.	184	7,670
Realty Income Corp.	133	7,578
Regency Centers Corp.	202	12,501
Simon Property Group, Inc.	253	40,715

		107,428

Specialized REITs – 13.6%
CubeSmart	63	1,629
CyrusOne, Inc.	163	9,588
Digital Realty Trust, Inc.	88	10,354
Entertainment Properties Trust	68	4,721
Equinix, Inc.	64	28,768

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Extra Space Storage, Inc.	136	$10,893
Public Storage, Inc.	54	11,512

		77,465

Total Real Estate – 96.8%		550,671

TOTAL COMMON STOCKS – 96.8%		$550,671
(Cost: $411,437)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 2.2%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10–5–17	$5,000	4,999
Kroger Co. (The),
1.300%, 10–2–17	5,378	5,377
Medtronic Global Holdings SCA,
1.231%, 10–2–17	2,000	2,000

		12,376

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (B)	1,724	1,724

TOTAL SHORT-TERM SECURITIES – 2.5%		$14,100
(Cost: $14,101)

TOTAL INVESTMENT SECURITIES – 99.3%		$564,771
(Cost: $425,538)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,239

NET ASSETS – 100.0%		$569,010

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$550,671	$—	$—
Short-Term Securities	—	14,100	—
Total	$550,671	$14,100	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY ASSET STRATEGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	76.4%
Information Technology	15.4%
Financials	14.0%
Industrials	11.8%
Consumer Discretionary	10.7%
Energy	8.6%
Consumer Staples	8.2%
Health Care	5.1%
Materials	1.6%
Telecommunication Services	1.0%
Bullion (Gold)	5.7%
Purchased Options	0.0%
Bonds	9.2%
Other Government Securities	4.5%
United States Government Obligations	4.1%
Corporate Debt Securities	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.7%

Lipper Rankings

Category: Alternative Global Macro Funds	Rank	Percentile
1 Year	33/298	12
3 Year	226/264	86
5 Year	52/204	26
10 Year	19/58	33

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	55.7%
United States	52.8%
Other North America	2.9%
Europe	16.0%
France	4.9%
United Kingdom	3.8%
Other Europe	7.3%
Pacific Basin	11.1%
Japan	4.2%
Other Pacific Basin	6.9%
Bullion (Gold)	5.7%
South America	2.8%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	8.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Microsoft Corp.	United States	Information Technology	Systems Software
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Adobe Systems, Inc.	United States	Information Technology	Application Software
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Alphabet, Inc., Class A	United States	Information Technology	Internet Software & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.6%
Delphi Automotive plc	582	$57,229

Automobile Manufacturers – 2.4%
Bayerische Motoren Werke AG (A)	448	45,487
Suzuki Motor Corp. (A)	826	43,325

		88,812

Cable & Satellite – 0.3%
Altice USA, Inc., Class A (B)	444	12,137

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	350	57,279
Lowe’s Co., Inc.	410	32,759

		90,038

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc. (B)	59	56,662

Leisure Products – 0.5%
Media Group Holdings LLC, Series H (B)(C)(D)(E)(F)	640	3,000
Media Group Holdings LLC, Series T (B)(C)(D)(E)(F)	80	15,140

		18,140

Movies & Entertainment – 1.1%
Liberty Media Corp., Class C (B)(C)	1,058	39,814

Tires & Rubber – 0.8%
Bridgestone Corp. (A)	653	29,609

Total Consumer Discretionary – 10.7%		392,441
Consumer Staples

Brewers – 0.9%
InBev N.V. (A)	291	34,888

Packaged Foods & Meats – 3.1%
Kraft Foods Group, Inc.	440	34,158
Mondelez International, Inc., Class A	898	36,500
Nestle S.A., Registered Shares (A)	520	43,508

		114,166

Soft Drinks – 1.7%
Coca-Cola Co. (The)	1,351	60,818

Tobacco – 2.5%
ITC Ltd. (A)	3,507	13,868
Philip Morris International, Inc.	699	77,585

		91,453

Total Consumer Staples – 8.2%		301,325

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Equipment & Services – 2.9%
Halliburton Co.	1,283	$59,077
Schlumberger Ltd.	682	47,556

		106,633

Oil & Gas Exploration & Production – 4.5%
Cabot Oil & Gas Corp.	1,330	35,579
EOG Resources, Inc.	651	63,001
Noble Energy, Inc.	1,291	36,599
Pioneer Natural Resources Co.	191	28,159

		163,338

Oil & Gas Refining & Marketing – 1.2%
Phillips 66	497	45,568

Total Energy – 8.6%		315,539
Financials

Diversified Banks – 2.7%
Axis Bank Ltd. (A)	4,152	32,360
China Construction Bank Corp. (A)	13,444	11,152
Industrial and Commercial Bank of China Ltd., H Shares (A)	16,181	12,014
Wells Fargo & Co.	762	41,997

		97,523

Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc. (The) (G)	178	42,334

Life & Health Insurance – 3.2%
AIA Group Ltd. (A)	10,223	75,380
MetLife, Inc.	744	38,630
MetLife, Inc. (B)	68	4,110

		118,120

Multi-Line Insurance – 1.5%
Axa S.A. (A)	1,794	54,271

Multi-Sector Holdings – 0.9%
Berkshire Hathaway, Inc., Class B (B)	174	31,879

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	1,038	99,122

Property & Casualty Insurance – 0.5%
Tokio Marine Holdings, Inc. (A)	453	17,720

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	375	50,536

Total Financials – 14.0%		511,505
Health Care

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (B)	300	42,112

COMMON STOCKS (Continued)	Shares	Value
Health Care Facilities – 0.9%
HCA Holdings, Inc. (B)	420	$33,394

Pharmaceuticals – 3.0%
Bayer AG (A)	293	39,920
Pfizer, Inc.	1,964	70,129

		110,049

Total Health Care – 5.1%		185,555
Industrials

Aerospace & Defense – 3.8%
Airbus SE (A)	627	59,563
Lockheed Martin Corp. (G)	198	61,392
United Technologies Corp.	166	19,293

		140,248

Construction & Engineering – 1.9%
Larsen & Toubro Ltd. (A)	2,046	35,770
Vinci (A)	348	33,102

		68,872

Construction Machinery & Heavy Trucks – 1.3%
PACCAR, Inc.	682	49,307

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (A)	372	32,350

Industrial Conglomerates – 1.1%
Siemens AG (A)	290	40,841

Industrial Machinery – 1.2%
Parker Hannifin Corp.	242	42,320

Railroads – 1.0%
Union Pacific Corp.	310	35,904

Trading Companies & Distributors – 0.6%
Ferguson plc (A)	337	22,083

Total Industrials – 11.8%		431,925
Information Technology

Application Software – 3.5%
Adobe Systems, Inc. (B)	520	77,559
Intuit, Inc.	365	51,825

		129,384

Data Processing & Outsourced Services – 2.3%
FleetCor Technologies, Inc. (B)	161	24,912
Visa, Inc., Class A	561	59,050

		83,962

Electronic Equipment & Instruments – 0.5%
Keyence Corp. (A)	36	19,063

Internet Software & Services – 5.1%
Alibaba Group Holding Ltd. ADR (B)	407	70,258
Alphabet, Inc., Class A (B)(G)	65	63,097

10	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Facebook, Inc., Class A (B)	83	$14,124
MercadoLibre, Inc.	147	38,166

		185,645

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares (A)	266	45,350

Semiconductors – 0.2%
Renesas Electronics Corp. (A)(B)	527	5,744

Systems Software – 2.6%
Microsoft Corp.	1,249	93,020

Total Information Technology – 15.4%		562,168
Materials

Diversified Metals & Mining – 1.6%
BHP Billiton plc (A)	1,197	21,084
Rio Tinto plc (A)	817	38,043

		59,127

Total Materials – 1.6%		59,127
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (A)	809	37,085

Total Telecommunication Services – 1.0%		37,085

TOTAL COMMON STOCKS – 76.4%		$2,796,670
(Cost: $2,773,502)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Broadcom Corp., Class A,
Call $270.00, Expires 11–17–17, OTC (Ctrpty: UBS AG)	2,847	285	448

TOTAL PURCHASED OPTIONS – 0.0%			$448
(Cost: $1,014)

CORPORATE DEBT SECURITIES	Principal
Financials

Diversified Banks – 0.6%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	$14,766	15,464
8.625%, 12–29–49	6,547	7,259

		22,723

Total Financials – 0.6%		22,723

	Principal	Value
TOTAL CORPORATE DEBT SECURITIES – 0.6%		$22,723
(Cost: $20,689)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.6%
Brazil Notas do Tesouro Nacional, 10.000%, 1–1–21 (I)	BRL178,259	58,363

Mexico – 2.9%
Mexican Bonos:
10.000%, 12–5–24 (I)	MXN824,607	53,618
5.750%, 3–5–26 (I)	1,033,419	52,915

		106,533

TOTAL OTHER GOVERNMENT SECURITIES – 4.5%		$164,896
(Cost: $163,555)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 4.1%
U.S. Treasury Notes:
0.125%, 4–15–21	$27,620	27,693
0.625%, 1–15–26	67,091	67,956
0.125%, 7–15–26	5,138	4,993
1.000%, 2–15–46	47,051	47,671

		148,313

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.1%		$148,313
(Cost: $151,403)

BULLION – 5.7%	Troy Ounces
Gold	161	206,411

(Cost: $191,012)

SHORT-TERM SECURITIES	Principal
Commercial Paper (J) – 6.0%
Army & Air Force Exchange Service,
1.130%, 10–2–17	$6,200	6,199
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10–5–17	5,000	4,999
E.I. du Pont de Nemours and Co.:
1.300%, 10–6–17	1,125	1,125
1.460%, 10–18–17	30,039	30,017
Emerson Electric Co.,
1.190%, 10–2–17	10,000	9,999
Essilor International S.A.,
1.270%, 10–16–17	10,000	9,994

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (J) (Continued)
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.331%, 10–3–17	$15,000	$14,998
International Paper Co.,
1.500%, 10–11–17	10,000	9,995
J.M. Smucker Co. (The),
1.371%, 10–6–17	22,000	21,994
Kellogg Co.,
1.490%, 10–12–17	13,500	13,493
L Oreal USA, Inc.,
1.170%, 10–2–17	25,000	24,998
Medtronic Global Holdings SCA:
1.252%, 10–3–17	2,215	2,215
1.530%, 10–16–17	10,000	9,993
Mondelez International, Inc.,
1.341%, 10–5–17	6,000	5,999
Rockwell Automation, Inc.:
1.240%, 10–3–17	10,000	9,998
1.200%, 10–6–17	5,000	4,999
Sysco Corp.,
1.350%, 10–2–17	8,167	8,166
Walgreens Boots Alliance, Inc.:
1.360%, 10–5–17	10,000	9,998
1.500%, 10–11–17	20,000	19,991

		219,170

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (K)	1,887	1,887

Municipal Obligations – 1.8%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
0.990%, 10–7–17 (K)	12,875	12,875
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
0.930%, 10–7–17 (K)	4,000	4,000
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
0.950%, 10–7–17 (K)	12,000	12,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.250%, 10–7–17 (K)	12,700	12,700
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.990%, 10–7–17 (K)	14,000	14,000

2017	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
0.950%, 10–7–17 (K)	$2,800	$2,800
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.230%, 10–7–17 (K)	8,365	8,365

		66,740

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.120%, 10–7–17 (K)	7,900	7,900

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
1.130%, 10–7–17 (K)	$18,433	$18,433

		26,333

TOTAL SHORT-TERM SECURITIES – 8.6%		$314,130
(Cost: $314,149)

TOTAL INVESTMENT SECURITIES – 99.9%		$3,653,591
(Cost: $3,615,324)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,255

NET ASSETS – 100.0%		$3,657,846

Notes to Consolidated Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Liberty Media Corp., Class C	1–23–17	1,058	$27,499	$39,814
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	640	448,211	3,000
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	80	168,531	15,140

			$644,241	$57,954

The	total value of these securities represented 1.6% of net assets at September 30, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	All or a portion of securities with an aggregate value of $75,821 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and MXN - Mexican Peso).

(J)	Rate shown is the yield to maturity at September 30, 2017.

12	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount(I)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Euro STOXX Bank Index	Morgan Stanley & Co. International plc	12/08/2017	EUR77,562	3-Month Euribor plus 40 bps	$5,361	$—	$5,361

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	UBS AG	Put	2,257	225	November 2017	$230.00	$1,067	$(982)
	UBS AG	Call	2,847	285	November 2017	300.00	128	(57)

							$1,195	$(1,039)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$334,487	$39,813	$18,140
Consumer Staples	301,325	—	—
Energy	315,539	—	—
Financials	511,505	—	—
Health Care	185,555	—	—
Industrials	431,926	—	—
Information Technology	562,168	—	—
Materials	59,127	—	—
Telecommunication Services	37,085	—	—
Total Common Stocks	$2,738,717	$39,813	$18,140
Purchased Options	—	448	—
Corporate Debt Securities	—	22,723	—
Other Government Securities	—	164,896	—
United States Government Obligations	—	148,313	—
Bullion	206,411	—	—
Short-Term Securities	—	314,130	—
Total	$2,945,128	$690,323	$18,140
Total Return Swaps	$—	$5,361	$—

Liabilities
Written Options	$—	$1,039	$—

During the period ended September 30, 2017, there were $240,767 transferred between Levels 3 and 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

2017	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Association

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

Country Diversification

(as a % of net assets)
United States	52.8%
France	4.9%
Japan	4.2%
United Kingdom	3.8%
Germany	3.4%
Mexico	2.9%
Brazil	2.8%
China	2.5%
India	2.3%
Hong Kong	2.1%
Switzerland	1.8%
Netherlands	1.2%
Other Countries	0.9%
Other+	14.4%

+	Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY BALANCED FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	68.4%
Information Technology	13.1%
Financials	12.7%
Health Care	12.1%
Consumer Discretionary	10.6%
Industrials	7.9%
Energy	5.6%
Materials	3.5%
Consumer Staples	2.4%
Real Estate	0.4%
Telecommunication Services	0.1%
Bonds	28.6%
Corporate Debt Securities	22.8%
United States Government and Government Agency Obligations	5.5%
Loans	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Lipper Rankings

Category: Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	485/503	97
3 Year	418/450	93
5 Year	358/420	86
10 Year	60/313	20

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Carnival Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Autodesk, Inc.	Information Technology	Application Software
Microsoft Corp.	Information Technology	Systems Software
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
Union Pacific Corp.	Industrials	Railroads
Intercontinental Exchange, Inc.	Financials	Financial Exchanges & Data
Las Vegas Sands, Inc.	Consumer Discretionary	Casinos & Gaming
PPG Industries, Inc.	Materials	Specialty Chemicals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.5%
O’Reilly Automotive, Inc. (A)	42	$9,078

Cable & Satellite – 1.3%
Comcast Corp., Class A	652	25,085

Casinos & Gaming – 1.7%
Las Vegas Sands, Inc.	514	32,959

General Merchandise Stores – 0.7%
Dollar General Corp.	163	13,207

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	363	29,040

Hotels, Resorts & Cruise Lines – 2.4%
Carnival Corp.	715	46,142

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	1,053	27,163

Restaurants – 1.1%
YUM! Brands, Inc.	299	22,020

Total Consumer Discretionary – 10.6%		204,694
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	176	21,033

Drug Retail – 0.4%
CVS Caremark Corp.	103	8,396

Packaged Foods & Meats – 0.9%
Kraft Foods Group, Inc.	232	17,969

Total Consumer Staples – 2.4%		47,398
Energy

Integrated Oil & Gas – 1.5%
Chevron Corp.	242	28,465

Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	337	23,530

Oil & Gas Exploration & Production – 1.5%
Newfield Exploration Co. (A)	452	13,414
Noble Energy, Inc.	563	15,974

		29,388

Oil & Gas Refining & Marketing – 0.4%
Phillips 66	91	8,309

Total Energy – 4.6%		89,692
Financials

Diversified Banks – 2.3%
Northern Trust Corp.	249	22,909
Wells Fargo & Co.	391	21,558

		44,467

COMMON STOCKS (Continued)	Shares	Value
Financial Exchanges & Data – 1.8%
Intercontinental Exchange, Inc.	508	$34,917

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)	127	30,088

Life & Health Insurance – 1.5%
MetLife, Inc.	515	26,734
MetLife, Inc. (A)	47	2,844

		29,578

Other Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	525	50,138

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	273	36,758

Total Financials – 11.6%		225,946
Health Care

Biotechnology – 2.6%
Biogen, Inc. (A)	84	26,208
BioMarin Pharmaceutical, Inc. (A)	129	12,006
Shire Pharmaceuticals Group plc ADR	79	12,081

		50,295

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (A)	185	27,997

Managed Health Care – 2.1%
Anthem, Inc.	60	11,298
UnitedHealth Group, Inc.	155	30,327

		41,625

Pharmaceuticals – 3.0%
Allergan plc	115	23,651
Pfizer, Inc.	756	26,993
Teva Pharmaceutical Industries Ltd. ADR	408	7,185

		57,829

Total Health Care – 9.1%		177,746
Industrials

Aerospace & Defense – 0.9%
United Technologies Corp.	150	17,429

Building Products – 1.0%
Johnson Controls, Inc.	467	18,796

Construction Machinery & Heavy Trucks – 1.4%
Allison Transmission Holdings, Inc.	265	9,955
PACCAR, Inc.	237	17,130

		27,085

COMMON STOCKS (Continued)	Shares	Value
Industrial Machinery – 0.9%
Parker Hannifin Corp.	104	$18,237

Railroads – 1.8%
Union Pacific Corp.	306	35,516

Trucking – 1.2%
Knight Transportation, Inc. (A)	563	23,391

Total Industrials – 7.2%		140,454
Information Technology

Application Software – 2.3%
Autodesk, Inc. (A)	411	46,111

Data Processing & Outsourced Services – 1.3%
MasterCard, Inc., Class A	175	24,675

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A	393	28,504

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	328	17,093

Semiconductors – 2.4%
Integrated Device Technology, Inc. (A)	442	11,744
Intel Corp.	782	29,794
QUALCOMM, Inc.	113	5,881

		47,419

Systems Software – 2.0%
Microsoft Corp.	517	38,519

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	345	53,107

Total Information Technology – 13.1%		255,428
Materials

Commodity Chemicals – 1.1%
Valvoline, Inc.	869	20,368

Specialty Chemicals – 1.6%
PPG Industries, Inc.	293	31,794

Total Materials – 2.7%		52,162
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.	74	7,368

Total Real Estate – 0.4%		7,368

TOTAL COMMON STOCKS – 61.7%		$1,200,888
(Cost: $951,815)

16	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 1.0%
Hess Corp., Convertible, 8.000%	320	$18,867

Total Energy – 1.7%		18,867
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	300	8,202

Other Diversified Financial Services – 0.5%
Citigroup, Inc., 6.300%	357	9,703

Regional Banks – 0.2%
First Republic Bank, Series G, 5.500%	120	3,136

Total Financials – 1.1%		21,041
Health Care

Managed Health Care – 0.9%
Anthem, Inc., 5.250%	342	17,883

Pharmaceuticals – 2.1%
Allergan plc, Convertible Series A, 5.500%	36	26,267
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	41	14,130

		40,397

Total Health Care – 3.0%		58,280
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	225	13,239

Total Industrials – 0.7%		13,239
Materials

Commodity Chemicals – 0.8%
A. Schulman, Inc., Convertible, 6.000%	19	16,464

Total Materials – 0.8%		16,464
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	125	2,405

Total Telecommunication Services – 0.1%		2,405

TOTAL PREFERRED STOCKS – 6.7%		$130,296
(Cost: $170,574)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc.,
3.250%, 6–15–26	$9,500	$8,829

Auto Parts & Equipment – 0.2%
Lear Corp.,
3.800%, 9–15–27	3,250	3,236

Automobile Manufacturers – 0.1%
General Motors Co.,
4.200%, 10–1–27	1,250	1,268

Broadcasting – 0.2%
Discovery Communications LLC:
3.300%, 5–15–22	900	907
2.950%, 3–20–23	1,000	1,001
3.950%, 3–20–28	2,750	2,742

		4,650

General Merchandise Stores – 0.0%
Dollar General Corp.,
1.875%, 4–15–18	1,000	1,001

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,568

Hotels, Resorts & Cruise Lines – 0.1%
Wyndham Worldwide Corp.:
4.150%, 4–1–24	1,000	1,014
4.500%, 4–1–27	2,000	2,006

		3,020

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.,
2.800%, 8–22–24 (B)	3,000	3,005

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	2,000	1,991

Total Consumer Discretionary – 1.5%		28,568
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7–15–26	1,500	1,458

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	1,000	999

Household Products – 0.1%
Clorox Co. (The),
3.100%, 10–1–27	1,500	1,492

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6–15–20 (B)	4,000	4,064

Total Consumer Staples – 0.4%		8,013

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Integrated Oil & Gas – 0.4%
Hess Corp.,
4.300%, 4–1–27	$7,500	$7,462

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible,
0.750%, 1–15–24 (B)	16,500	13,417

Oil & Gas Equipment & Services – 0.2%
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	4,500	4,525

Oil & Gas Exploration & Production – 0.9%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	4,250	4,275
2.315%, 2–13–20	3,000	3,026
Concho Resources, Inc.,
4.375%, 1–15–25	6,500	6,841
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,783

		16,925

Oil & Gas Storage & Transportation – 1.4%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	5,000	4,970
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	11,621	9,064
Kinder Morgan, Inc.,
3.150%, 1–15–23	2,000	2,009
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	3,500	3,603
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	1,000	996
Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,681

		26,323

Total Energy – 3.6%		68,652
Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11–30–18	6,500	6,684

Consumer Finance – 0.7%
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,158
2.250%, 2–13–19	4,000	4,011
Ford Motor Credit Co. LLC:
3.339%, 3–28–22	2,500	2,540
2.979%, 8–3–22	1,000	999
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	1,000	1,016
3.700%, 5–9–23	1,050	1,070

2017	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Hyundai Capital America,
2.875%, 8–9–18 (B)	$1,550	$1,558

		14,352

Diversified Banks – 4.5%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	7,150	7,437
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,503
4.000%, 1–22–25	750	776
8.000%, 7–29–49	10,000	10,143
Barclays plc,
5.200%, 5–12–26	5,000	5,338
BNP Paribas S.A.,
2.450%, 3–17–19	4,500	4,539
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	5,000	5,009
HSBC Holdings plc,
3.400%, 3–8–21	5,000	5,155
ING Bank N.V.,
2.500%, 10–1–19 (B)	1,300	1,311
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,248
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,029
Societe Generale S.A.,
4.250%, 4–14–25 (B)	2,750	2,818
Standard Chartered plc,
2.250%, 4–17–20 (B)	10,700	10,676
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	4,031
U.S. Bancorp,
3.100%, 4–27–26	2,500	2,487
Wells Fargo & Co.,
7.980%, 3–29–49	10,000	10,300
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,024

		86,824

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	2,500	2,631
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	4,000	4,041
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	3,000	3,001
3.272%, 9–29–25	4,000	4,002
5.700%, 12–29–49	1,300	1,344
Morgan Stanley,
3.591%, 7–22–28	5,000	5,007

		20,026

Life & Health Insurance – 0.5%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,596
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (B)	2,000	1,976
Prudential Financial, Inc.,
8.875%, 6–15–38	1,600	1,676

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance (Continued)
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (B)	$3,000	$2,945

		9,193

Multi-Line Insurance – 0.5%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,763
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	6,024

		8,787

Other Diversified Financial Services – 2.1%
Citigroup, Inc.:
5.800%, 11–29–49	8,500	8,776
5.950%, 12–29–49	9,250	9,947
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,252
JPMorgan Chase & Co.:
7.900%, 4–29–49	8,200	8,446
5.000%, 12–29–49	4,500	4,576
5.300%, 11–1–65	1,500	1,564
PennantPark Investment Corp.,
4.500%, 10–1–19	5,000	5,059
Total Capital (GTD by Total S.A.),
2.125%, 8–10–18	1,500	1,507

		41,127

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	2,300	2,315

Regional Banks – 1.1%
Citizens Financial Group, Inc.,
3.750%, 7–1–24	8,900	8,903
PNC Bank N.A.,
3.250%, 6–1–25	4,000	4,082
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,719
5.625%, 12–29–49	4,800	5,016

		21,720

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	6,000	6,581

Total Financials – 11.2%		217,609
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5–1–20	6,000	6,011

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	3,030

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Services – 0.5%
Cardinal Health, Inc.,
2.400%, 11–15–19	$3,900	$3,930
Quest Diagnostics, Inc.,
3.450%, 6–1–26	5,000	5,043

		8,973

Health Care Supplies – 0.2%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	5,000	4,974

Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 5–14–26	3,500	3,506
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	4,500	4,917
Mylan, Inc.,
2.550%, 3–28–19	700	703

		9,126

Total Health Care – 1.7%		32,114
Industrials

Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	4,000	4,320
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.375%, 6–15–26	5,500	5,634

		9,954

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11–5–20	2,900	2,938

Diversified Support Services – 0.0%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (B)	1,118	1,023

Industrial Conglomerates – 0.1%
3M Co.,
2.875%, 10–15–27	1,500	1,492

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	873	870

Total Industrials – 0.8%		16,277
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,933

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4–6–27	2,500	2,629

18	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.1%
Micron Technology, Inc.,
5.500%, 2–1–25	$2,122	$2,263

Total Information Technology – 0.3%		7,825
Materials

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	5,000	4,975

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,287

Metal & Glass Containers – 0.4%
BakerCorp International, Inc.,
8.250%, 6–1–19	7,747	7,205

Paper Packaging – 0.2%
WestRock Co.,
3.000%, 9–15–24 (B)	3,500	3,494

Total Materials – 0.9%		17,961
Real Estate

Specialized REITs – 0.3%
Crown Castle International Corp.:
5.250%, 1–15–23	1,046	1,158
3.200%, 9–1–24	500	497
3.700%, 6–15–26	2,600	2,618
3.650%, 9–1–27	2,000	1,998

		6,271

Total Real Estate – 0.3%		6,271
Telecommunication Services

Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
4.125%, 2–17–26	900	925
3.900%, 8–14–27	2,000	2,002
4.900%, 8–14–37	1,000	1,012
5.150%, 2–14–50	1,500	1,511
Verizon Communications, Inc.,
4.500%, 8–10–33	2,000	2,051

		7,501

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	7,500	7,376
4.700%, 3–15–22	1,400	1,517
3.375%, 10–15–26	3,000	2,964
Virgin Media Finance plc,
4.875%, 2–15–22	284	276

		12,133

Total Telecommunication Services – 1.0%		19,634

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities

Electric Utilities – 0.6%
Duke Energy Corp.,
3.150%, 8–15–27	$1,000	$991
Electricite de France S.A.,
2.150%, 1–22–19 (B)	3,750	3,764
Entergy Texas, Inc.,
2.550%, 6–1–21	2,400	2,382
Exelon Corp.,
2.450%, 4–15–21	2,500	2,500
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,303

		11,940

Independent Power Producers & Energy Traders – 0.5%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	9,700	9,372

Total Utilities – 1.1%		21,312

TOTAL CORPORATE DEBT SECURITIES – 22.8%		$444,236
(Cost: $440,461)

LOANS (C)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.833%, 1–30–23 (D)	6,526	6,526

Total Industrials – 0.3%		6,526

TOTAL LOANS – 0.3%		$6,526
(Cost: $6,415)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	5,880	6,334
3.000%, 6–15–45	6,931	7,141
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 1–1–18	1	1
6.500%, 10–1–28	31	34
6.500%, 2–1–29	5	5
3.500%, 6–25–29	4,018	4,222
7.000%, 11–1–31	41	46
6.500%, 2–1–32	31	35
7.000%, 2–1–32	46	53
7.000%, 3–1–32	21	24
7.000%, 7–1–32	25	28
6.500%, 9–1–32	25	28
5.500%, 5–1–33	19	22
5.500%, 6–1–33	18	20
4.500%, 11–1–43	5,001	5,466

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
3.000%, 10–25–46	$6,723	$6,873

		30,332

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$30,332
(Cost: $30,881)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.4%
U.S. Treasury Notes:
0.125%, 7–15–26	24,509	23,818
2.125%, 2–15–40	21,745	27,331
1.000%, 2–15–46	14,463	14,654

		65,803

Treasury Obligations – 0.6%
U.S. Treasury Notes:
1.875%, 7–31–22	2,000	1,995
2.125%, 7–31–24	3,000	2,994
2.250%, 8–15–27	6,500	6,453

		11,442

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.0%		$77,245
(Cost: $79,393)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.4%
BorgWarner, Inc.,
1.380%, 10–5–17	9,000	8,998
J.M. Smucker Co. (The),
1.371%, 10–6–17	5,000	4,999
Kroger Co. (The),
1.300%, 10–2–17	3,301	3,301
McCormick & Co., Inc.,
1.580%, 10–10–17	10,000	9,995

		27,293

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (F)	1,103	1,103

Municipal Obligations – 0.5%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
0.890%, 10–7–17 (F)	5,000	5,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps),
0.970%, 10–7–17 (F)	4,500	4,500

		9,500

TOTAL SHORT-TERM SECURITIES – 2.0%		$37,896
(Cost: $37,898)

2017	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Value
TOTAL INVESTMENT SECURITIES – 99.0%	$1,927,419
(Cost: $1,717,437)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%	19,505

NET ASSETS – 100.0%	$1,946,924

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $106,945 or 5.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at September 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,200,888	$—	$—
Preferred Stocks	113,832	16,464	—
Corporate Debt Securities	—	444,236	—
Loans	—	—	6,526
United States Government Agency Obligations	—	30,332	—
United States Government Obligations	—	77,245	—
Short-Term Securities	—	37,896	—
Total	$1,314,720	$606,173	$6,526

During the period ended September 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY ENERGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Energy	96.4%
Information Technology	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Lipper Rankings

Category: Natural Resources Funds	Rank	Percentile
1 Year	84/92	91
3 Year	51/82	62
5 Year	29/68	43
10 Year	26/59	44

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	91.0%
United States	88.8%
Other North America	2.2%
Europe	5.6%
Bahamas/Caribbean	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
RPC, Inc.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.4%
Chevron Corp.	70	$8,190
Royal Dutch Shell plc, Class A (A)	208	6,296
Suncor Energy, Inc.	163	5,701

		20,187

Oil & Gas Drilling – 4.3%
Nabors Industries Ltd.	999	8,065
Patterson-UTI Energy, Inc.	578	12,104

		20,169

Oil & Gas Equipment & Services – 32.2%
Baker Hughes, Inc.	239	8,758
C&J Energy Services, Inc. (B)	214	6,428
Core Laboratories N.V.	103	10,191
Forum Energy Technologies, Inc. (B)	824	13,105
Halliburton Co.	493	22,698
Hi-Crush Partners L.P. (B)	354	3,367
Keane Group, Inc. (B)	429	7,153
RPC, Inc.	884	21,902
Schlumberger Ltd.	304	21,175
Superior Energy Services, Inc. (B)	1,119	11,951
U.S. Silica Holdings, Inc.	423	13,132
Weatherford International Ltd. (B)	2,035	9,320

		149,180

Oil & Gas Exploration & Production – 46.2%
Anadarko Petroleum Corp.	188	9,200
Cimarex Energy Co.	139	15,766
Concho Resources, Inc. (B)	119	15,708
Continental Resources, Inc. (B)	521	20,133
Devon Energy Corp.	336	12,342
Diamondback Energy, Inc. (B)	144	14,072
EOG Resources, Inc.	216	20,881
Laredo Petroleum Holdings, Inc. (B)	596	7,710

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Marathon Oil Corp.	660	$8,954
Newfield Exploration Co. (B)	366	10,871
Oasis Petroleum LLC (B)	1,152	10,510
Parsley Energy, Inc., Class A (B)	649	17,085
Pioneer Natural Resources Co.	116	17,152
RSP Permian, Inc. (B)	406	14,026
Whiting Petroleum Corp. (B)	1,436	7,841
WPX Energy, Inc. (B)	1,045	12,020

		214,271

Oil & Gas Refining & Marketing – 2.1%
Marathon Petroleum Corp.	66	3,704
Phillips 66	65	5,913

		9,617

Oil & Gas Storage & Transportation – 7.2%
Enbridge, Inc.	109	4,563
Energy Transfer Partners L.P.	147	2,686
Enterprise Products Partners L.P.	338	8,819
MPLX L.P.	74	2,587
Phillips 66 Partners L.P.	50	2,602
Plains GP Holdings L.P., Class A	203	4,438
Tallgrass Energy GP L.P., Class A	272	7,678

		33,373

Total Energy – 96.4%		446,797
Information Technology

Data Processing & Outsourced Services – 1.9%
Wright Express Corp. (B)	79	8,815

Total Information Technology – 1.9%		8,815

TOTAL COMMON STOCKS – 98.3%		$455,612
(Cost: $422,428)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 1.7%
Kroger Co. (The),
1.300%, 10–2–17	$4,692	$4,691
McDonalds Corp.,
1.500%, 10–11–17	3,000	2,999

		7,690

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (D)	75	75

TOTAL SHORT-TERM SECURITIES – 1.7%		$7,765
(Cost: $7,766)

TOTAL INVESTMENT SECURITIES – 100.0%		$463,377
(Cost: $430,194)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(15)

NET ASSETS – 100.0%		$463,362

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$455,612	$—	$—
Short-Term Securities	—	7,765	—
Total	$455,612	$7,765	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

22	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Country Diversification
(as a % of net assets)
United States	88.8%
Canada	2.2%
Netherlands	2.2%
Switzerland	2.0%
Bermuda	1.7%
United Kingdom	1.4%
Other+	1.7%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.8%
Real Estate	98.8%
Rights	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Lipper Rankings

Category: Global Real Estate Funds	Rank	Percentile
1 Year	137/176	78
3 Year	125/136	92

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	55.4%
United States	54.1%
Other North America	1.3%
Pacific Basin	25.7%
Japan	11.6%
Hong Kong	7.6%
Australia	5.6%
Other Pacific Basin	0.9%
Europe	17.7%
United Kingdom	5.9%
France	4.1%
Germany	3.5%
Other Europe	4.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Equity Residential	United States	Real Estate	Residential REITs
Sun Hung Kai Properties Ltd.	Hong Kong	Real Estate	Diversified Real Estate Activities
Welltower, Inc.	United States	Real Estate	Health Care REITs
Mitsui Fudosan Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Boston Properties, Inc.	United States	Real Estate	Office REITs
Mitsubishi Estate Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Unibail-Rodamco	France	Real Estate	Retail REITs
Vornado Realty Trust	United States	Real Estate	Office REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

24	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 5.6%
GPT Group	157	$611
Mirvac Group	540	969
National Storage REIT	136	160
Scentre Group	366	1,128
Vicinity Centres	299	624
Westfield Corp.	223	1,372

		4,864

Total Australia – 5.6%		4,864
Belgium

Real Estate – 0.3%
Warehouses De Pauw Comm VA	2	229

Total Belgium – 0.3%		229
Canada

Real Estate – 1.3%
Allied Properties	6	186
Canadian Apartment Properties REIT	4	115
Canadian REIT	6	228
First Capital Realty, Inc.	18	278
H&R Real Estate Investment Trust	9	154
RioCan	8	158

		1,119

Total Canada – 1.3%		1,119
France

Real Estate – 4.1%
Fonciere des Regions S.A.	3	282
Gecina	5	859
Unibail-Rodamco	9	2,308

		3,449

Total France – 4.1%		3,449
Germany

Real Estate – 3.5%
Ado Properties S.A.	4	174
alstria office AG	24	347
Deutsche EuroShop AG	8	290
LEG Immobilien AG	6	651
Vonovia SE	36	1,514

		2,976

Total Germany – 3.5%		2,976
Hong Kong

Real Estate – 7.6%
Hongkong Land Holdings Ltd.	182	1,310
Sun Hung Kai Properties Ltd.	227	3,688
Swire Properties Ltd.	404	1,369

		6,367

Total Hong Kong – 7.6%		6,367

COMMON STOCKS (Continued)	Shares		Value
Ireland

Real Estate – 0.4%
Hibernia REIT plc	124		$224
Irish Residential Properties REIT plc	44		77

			301

Total Ireland – 0.4%			301
Japan

Real Estate – 11.6%
Daiwa Office Investment Corp.	—	*	425
Global One Corp.	—	*	156
Heiwa Real Estate Co. Ltd.	64		1,097
Ichigo Hotel Investment Corp.	—	*	232
Kenedix Office Investment Corp.	—	*	468
Mitsubishi Estate Co. Ltd.	133		2,312
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	299
Mitsui Fudosan Co. Ltd.	165		3,227
Nomura Real Estate Holdings, Inc.	17		362
Sumitomo Realty & Development Co. Ltd.	35		1,059

			9,637

Total Japan – 11.6%			9,637
Netherlands

Real Estate – 0.6%
NSI N.V.	6		218
Vastned Retail N.V.	5		242

			460

Total Netherlands – 0.6%			460
Norway

Real Estate – 0.4%
Entra ASA	27		372

Total Norway – 0.4%			372
Singapore

Real Estate – 0.9%
CapitaCommercial Trust	184		224
CapitaLand Ltd.	184		486

			710

Total Singapore – 0.9%			710
Spain

Real Estate – 1.3%
Axiare Patrimonio Socimi S.A.	9		190
Lar Espana Real Estate Socimi S.A.	20		195
Merlin Properties Socimi S.A.	54		747

			1,132

Total Spain – 1.3%			1,132

COMMON STOCKS (Continued)	Shares	Value
Sweden

Real Estate – 0.6%
Kungsleden AB	68	$471

Total Sweden – 0.6%		471
Switzerland

Real Estate – 0.6%
PSP Swiss Property Ltd., Registered Shares	5	498

Total Switzerland – 0.6%		498
United Kingdom

Real Estate – 5.9%
Assura plc	245	206
Big Yellow Group plc	44	444
Derwent London plc	33	1,232
Great Portland Estates plc	46	378
Intu Properties plc	61	190
Land Securities Group plc	135	1,754
SEGRO plc	55	394
Shaftesbury plc	31	416

		5,014

Total United Kingdom – 5.9%		5,014
United States

Real Estate – 54.1%
American Campus Communities, Inc.	31	1,369
American Homes 4 Rent	21	455
American Tower Corp., Class A	9	1,291
AvalonBay Communities, Inc.	16	2,849
Boston Properties, Inc.	19	2,320
Brixmor Property Group, Inc.	57	1,079
Camden Property Trust	16	1,448
Crown Castle International Corp.	10	1,014
CubeSmart	56	1,458
Digital Realty Trust, Inc.	5	603
Duke Realty Corp.	35	1,010
Equinix, Inc.	2	707
Equity Residential	57	3,785
Federal Realty Investment Trust	7	843
First Industrial Realty Trust, Inc.	15	440
GGP, Inc.	68	1,406
LaSalle Hotel Properties	35	1,008
Life Storage, Inc.	10	779
National Retail Properties, Inc.	21	870
Paramount Group, Inc.	48	767
Park Hotels & Resorts, Inc.	32	888
ProLogis, Inc.	11	716
Public Storage, Inc.	8	1,734
Quality Care Properties, Inc. (A)	5	78
Regency Centers Corp.	15	927
RLJ Lodging Trust	43	940
Simon Property Group, Inc.	32	5,166
SL Green Realty Corp.	14	1,415
Taubman Centers, Inc.	13	647
Ventas, Inc.	19	1,234

2017	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
VEREIT, Inc.	98	$809
Vornado Realty Trust	30	2,293
Welltower, Inc.	42	2,977

		45,325

Total United States – 54.1%		45,325

TOTAL COMMON STOCKS – 98.8%		$82,924
(Cost: $79,664)

RIGHTS

Singapore – 0.0%
CapitaLand Commercial Trust Management Ltd., expires 10–18–17	31	7

TOTAL RIGHTS – 0.0%		$7
(Cost: $6)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (B)	$344	$344

TOTAL SHORT-TERM SECURITIES – 0.4%		$344
(Cost: $344)

TOTAL INVESTMENT SECURITIES – 99.2%		$83,275
(Cost: $80,014)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		660

NET ASSETS – 100.0%		$83,935

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$82,924	$—	$—
Rights	—	7	—
Short-Term Securities	—	344	—
Total	$82,924	$351	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

Market Sector Diversification
(as a % of net assets)
Real Estate	98.8%
Other+	1.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Real Estate	99.0%
Rights	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Lipper Rankings

Category: Global Real Estate Funds	Rank	Percentile
1 Year	172/176	98
3 Year	74/136	55

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	55.9%
United States	54.6%
Other North America	1.3%
Pacific Basin	24.5%
Japan	8.6%
Hong Kong	8.2%
Australia	6.8%
Other Pacific Basin	0.9%
Europe	18.6%
United Kingdom	6.6%
France	4.3%
Germany	3.7%
Other Europe	4.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Simon Property Group, Inc.	United States	Real Estate	Retail REITs
Equity Residential	United States	Real Estate	Residential REITs
Boston Properties, Inc.	United States	Real Estate	Office REITs
Welltower, Inc.	United States	Real Estate	Health Care REITs
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Hongkong Land Holdings Ltd.	Hong Kong	Real Estate	Real Estate Operating Companies
Public Storage, Inc.	United States	Real Estate	Specialized REITs
Swire Properties Ltd.	Hong Kong	Real Estate	Real Estate Operating Companies
Vornado Realty Trust	United States	Real Estate	Office REITs
Unibail-Rodamco	France	Real Estate	Retail REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 6.8%
GPT Group	511	$1,987
Scentre Group	535	1,649
Vicinity Centres	511	1,066
Westfield Corp.	381	2,346

		7,048

Total Australia – 6.8%		7,048
Canada

Real Estate – 1.3%
Allied Properties	8	248
Canadian Apartment Properties REIT	7	202
Canadian REIT	12	445
RioCan	18	350
SmartREIT	7	163

		1,408

Total Canada – 1.3%		1,408
France

Real Estate – 4.3%
Gecina	9	1,452
Unibail-Rodamco	12	2,958

		4,410

Total France – 4.3%		4,410
Germany

Real Estate – 3.7%
Ado Properties S.A.	7	350
alstria office AG	33	471
Deutsche EuroShop AG	16	596
Deutsche Wohnen AG	9	388
LEG Immobilien AG	19	1,943

		3,748

Total Germany – 3.7%		3,748
Hong Kong

Real Estate – 8.2%
Hongkong Land Holdings Ltd.	502	3,611
Link (The)	172	1,390
Swire Properties Ltd.	1,053	3,573

		8,574

Total Hong Kong – 8.2%		8,574
Ireland

Real Estate – 0.7%
Hibernia REIT plc	220	396
Irish Residential Properties REIT plc	154	269

		665

Total Ireland – 0.7%		665

COMMON STOCKS (Continued)	Shares		Value
Japan

Real Estate – 8.6%
Aeon REIT Investment Corp.	—	*	$187
Daiwa Office Investment Corp.	—	*	1,271
Hulic, Inc.	1		791
Japan Retail Fund Investment Corp.	—	*	574
Kenedix Office Investment Corp.	—	*	1,925
Kenedix Retail Corp.	—	*	177
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	674
Mitsui Fudosan Co. Ltd.	25		281
Nippon Building Fund, Inc.	—	*	493
ORIX JREIT, Inc.	2		2,213
Sekisui House REIT, Inc.	—	*	245

			8,831

Total Japan – 8.6%			8,831
Netherlands

Real Estate – 1.0%
NSI N.V.	7		294
Vastned Retail N.V.	16		727

			1,021

Total Netherlands – 1.0%			1,021
Singapore

Real Estate – 0.9%
CapitaCommercial Trust	292		357
CapitaMall Trust	229		337
Mapletree Commercial Trust	263		294

			988

Total Singapore – 0.9%			988
Spain

Real Estate – 0.9%
Axiare Patrimonio Socimi S.A.	26		531
Lar Espana Real Estate Socimi S.A.	44		428

			959

Total Spain – 0.9%			959
Sweden

Real Estate – 0.7%
Hufvudstaden AB	42		723

Total Sweden – 0.7%			723
Switzerland

Real Estate – 0.7%
PSP Swiss Property Ltd., Registered Shares	8		754

Total Switzerland – 0.7%			754

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Real Estate – 6.6%
Assura plc	337	$283
Big Yellow Group plc	68	692
Derwent London plc	52	1,935
Land Securities Group plc	198	2,586
SEGRO plc	75	536
Shaftesbury plc	57	775

		6,807

Total United Kingdom – 6.6%		6,807
United States

Real Estate – 54.6%
American Campus Communities, Inc.	41	1,803
AvalonBay Communities, Inc.	21	3,743
Boston Properties, Inc.	32	3,891
Brixmor Property Group, Inc.	84	1,578
Camden Property Trust	24	2,190
Corporate Office Properties Trust	29	966
CubeSmart	72	1,866
Duke Realty Corp.	45	1,301
Equity Residential	80	5,276
Federal Realty Investment Trust	15	1,907
First Industrial Realty Trust, Inc.	18	546
GGP, Inc.	95	1,975
Hudson Pacific Properties, Inc.	25	854
Life Storage, Inc.	13	1,045
National Retail Properties, Inc.	38	1,599
Paramount Group, Inc.	95	1,515
ProLogis, Inc.	24	1,512
Public Storage, Inc.	17	3,577
Regency Centers Corp.	28	1,712
Simon Property Group, Inc.	43	6,954
Spirit Realty Capital, Inc.	62	533
Taubman Centers, Inc.	24	1,200
Ventas, Inc.	37	2,401
Vornado Realty Trust	39	2,967
Welltower, Inc.	55	3,870

		56,781

Total United States – 54.6%		56,781

TOTAL COMMON STOCKS – 99.0%		$102,717
(Cost: $97,418)

RIGHTS
Singapore – 0.0%
CapitaLand Commercial Trust Management Ltd., expires 10–18–17	49	10

TOTAL RIGHTS – 0.0%		$10
(Cost: $9)

28	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY LASALLE GLOBAL RISK-MANAGED REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (A)	$118	$118

TOTAL SHORT-TERM SECURITIES – 0.1%		$118
(Cost: $118)

TOTAL INVESTMENT SECURITIES – 99.1%		$102,845
(Cost: $97,545)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		939

NET ASSETS – 100.0%		$103,784

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$102,717	$—	$—
Rights	—	10	—
Short-Term Securities	—	118	—
Total	$102,717	$128	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

Market Sector Diversification
(as a % of net assets)
Real Estate	99.0%
Other+	1.0%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	IVY NATURAL RESOURCES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	69.3%
Materials	23.4%
Industrials	3.7%
Consumer Staples	1.1%
Utilities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Lipper Rankings

Category: Global Natural Resources Funds	Rank	Percentile
1 Year	89/126	71
3 Year	72/120	60
5 Year	62/111	56
10 Year	51/68	74

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Diversification

(as a % of net assets)
United States	77.3%
United Kingdom	10.1%
Canada	8.3%
Netherlands	1.8%
Other Countries	0.0%
Other+	2.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
RPC, Inc.	United States	Energy	Oil & Gas Equipment & Services
BHP Billiton plc	United Kingdom	Materials	Diversified Metals & Mining
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Air Products and Chemicals, Inc.	United States	Materials	Industrial Gases
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Dow Chemical Co. (The)	United States	Materials	Diversified Chemicals
Cabot Oil & Gas Corp.	United States	Energy	Oil & Gas Exploration & Production
Potash Corp. of Saskatchewan, Inc.	Canada	Materials	Fertilizers & Agricultural Chemicals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

30	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 3.1%
Seven Generations Energy Ltd., Class A (A)	823	$13,020
Suncor Energy, Inc.	178	6,234

		19,254

Materials – 5.2%
Potash Corp. of Saskatchewan, Inc.	969	18,645
West Fraser Timber Co. Ltd.	220	12,706

		31,351

Total Canada – 8.3%		50,605
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—

Total China – 0.0%		—
Netherlands

Energy – 1.8%
Core Laboratories N.V.	110	10,887

Total Netherlands – 1.8%		10,887
United Kingdom

Materials – 10.1%
BHP Billiton plc	1,245	21,932
Croda International plc	31	1,553
Randgold Resources Ltd. ADR	169	16,457
Rio Tinto plc	461	21,449

		61,391

Total United Kingdom – 10.1%		61,391
United States

Consumer Staples – 1.1%
Ingredion, Inc.	56	6,714

Energy – 64.4%
Cabot Oil & Gas Corp.	760	20,329
Chevron Corp.	145	17,014
Cimarex Energy Co.	145	16,437

COMMON STOCKS (Continued)	Shares	Value
Energy (Continued)
Concho Resources, Inc. (A)	134	$17,618
Continental Resources, Inc. (A)	297	11,469
Diamondback Energy, Inc. (A)	164	16,085
Enterprise Products Partners L.P.	548	14,295
EOG Resources, Inc.	242	23,363
EQT Midstream Partners L.P.	107	8,052
Halliburton Co. (C)	931	42,872
Helmerich & Payne, Inc.	61	3,163
Keane Group, Inc. (A)	311	5,183
Magellan Midstream Partners L.P.	213	15,143
Marathon Petroleum Corp.	166	9,315
MPLX L.P.	385	13,463
Noble Energy, Inc.	290	8,214
Parsley Energy, Inc., Class A (A)	568	14,973
Patterson-UTI Energy, Inc.	844	17,679
Phillips 66	227	20,809
Pioneer Natural Resources Co.	103	15,189
Plains All American Pipeline L.P.	447	9,481
RPC, Inc.	916	22,706
RSP Permian, Inc. (A)	371	12,828
Schlumberger Ltd.	221	15,383
U.S. Silica Holdings, Inc.	152	4,720
WPX Energy, Inc. (A)	1,348	15,505

		391,288

Industrials – 3.7%
Flowserve Corp.	199	8,495
Union Pacific Corp.	122	14,200

		22,695

Materials – 8.1%
Air Products and Chemicals, Inc.	139	20,974
Dow Chemical Co. (The)	300	20,734
Ecolab, Inc.	47	6,083
PPG Industries, Inc.	14	1,532

		49,323

Total United States – 77.3%		470,020

TOTAL COMMON STOCKS – 97.5%		$592,903
(Cost: $549,413)

PREFERRED STOCKS	Shares	Value
United States

Utilities – 0.0%
Konarka Technologies, Inc.,
8.000%, Convertible (A)(B)(D)	3,500	$—

Total United States – 0.0%		—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 3.5%
J.M. Smucker Co. (The)
1.371%, 10–6–17	$5,000	4,999
Northern Illinois Gas Co.
1.250%, 10–2–17	6,254	6,253
Virginia Electric and Power Co.
1.560%, 10–12–17	5,000	4,997
Walgreens Boots Alliance, Inc.
1.490%, 10–12–17	5,000	4,998

		21,247

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (F)	1,631	1,631

TOTAL SHORT-TERM SECURITIES – 3.8%		$22,878
(Cost: $22,880)

TOTAL INVESTMENT SECURITIES – 101.3%		$615,781
(Cost: $583,143)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(7,638)

NET ASSETS – 100.0%		$608,143

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $1,772 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Restricted security. At September 30, 2017, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8–31–07	3,500	$10,850	$—

2017	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The	total value of this security represented 0.0% of net assets at September 30, 2017.

(E)	Rate shown is the yield to maturity at September 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	32,234	U.S. Dollar	41,673	10–5–17	UBS AG	$—	$1,523
Canadian Dollar	34,933	U.S. Dollar	27,775	10–5–17	UBS AG	—	223

						$—	$1,746

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$592,903	$—	$—
Preferred Stocks	—	—	—
Short-Term Securities	—	22,878	—
Total	$592,903	$22,878	$—

Liabilities
Forward Foreign Currency Contracts	$—	$1,746	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

Market Sector Diversification
(as a % of net assets)
Energy	69.3%
Materials	23.4%
Industrials	3.7%
Consumer Staples	1.1%
Utilities	0.0%
Other+	2.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY SCIENCE AND TECHNOLOGY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Information Technology	74.5%
Health Care	15.1%
Consumer Discretionary	2.7%
Telecommunication Services	1.9%
Real Estate	1.5%
Industrials	1.0%
Utilities	0.9%
Materials	0.1%
Consumer Staples	0.0%
Warrants	0.0%
Purchased Options	0.0%
Bonds	0.6%
Corporate Debt Securities	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Lipper Rankings

Category: Science & Technology Funds	Rank	Percentile
1 Year	63/171	37
3 Year	131/149	88
5 Year	102/140	73
10 Year	32/124	26

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	83.7%
United States	83.7%
Pacific Basin	9.2%
China	5.2%
India	4.0%
Europe	3.5%
Bahamas/Caribbean	1.7%
Other	0.2%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	1.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Microsoft Corp.	United States	Information Technology	Systems Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Microsemi Corp.	United States	Information Technology	Semiconductors
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
ACI Worldwide, Inc.	United States	Information Technology	Application Software
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Cerner Corp.	United States	Health Care	Health Care Technology

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 0.8%
Tesla Motors, Inc. (A)	96	$32,678

Internet & Direct Marketing Retail – 1.9%
Amazon.com, Inc. (A)	22	20,765
Netflix, Inc. (A)	325	58,993

		79,758

Total Consumer Discretionary – 2.7%		112,436
Consumer Staples

Agricultural Products – 0.0%
Arcadia Biosciences, Inc. (A)	1,942	835

Total Consumer Staples – 0.0%		835
Health Care

Biotechnology – 11.2%
BioMarin Pharmaceutical, Inc. (A)	415	38,633
Evogene Ltd. (A)(B)	1,465	6,461
Gilead Sciences, Inc.	255	20,636
Ionis Pharmaceuticals, Inc. (A)	2,251	114,100
Kite Pharma, Inc. (A)	469	84,277
Vertex Pharmaceuticals, Inc. (A)	1,344	204,266

		468,373

Health Care Technology – 3.9%
Cerner Corp. (A)	2,306	164,478

Total Health Care – 15.1%		632,851
Industrials

Air Freight & Logistics – 1.0%
Best, Inc. ADR (A)	3,454	41,350

Total Industrials – 1.0%		41,350
Information Technology

Application Software – 8.8%
ACI Worldwide, Inc. (A)(B)	7,802	177,740
Aspen Technology, Inc. (A)	2,373	149,036
Globant S.A. (A)	459	18,398
Snap, Inc., Class A (A)	1,734	25,215

		370,389

Data Processing & Outsourced Services – 11.1%
Alliance Data Systems Corp.	550	121,852
Euronet Worldwide, Inc. (A)	1,895	179,639
WNS (Holdings) Ltd. ADR (A)(B)	4,581	167,219

		468,710

Electronic Components – 3.8%
Universal Display Corp.	1,235	159,110

Internet Software & Services – 14.4%
Alibaba Group Holding Ltd. ADR (A)	1,020	176,112
Alphabet, Inc., Class A (A)	99	96,301
Alphabet, Inc., Class C (A)	129	123,479

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Facebook, Inc., Class A (A)	1,094	$187,007
Pandora Media, Inc. (A)	2,952	22,727

		605,626

IT Consulting & Other Services – 1.2%
CSRA, Inc.	1,561	50,369

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	509	87,124

Semiconductors – 21.2%
Cypress Semiconductor Corp.	8,334	125,180
Dialog Semiconductor plc (A)(C)	469	20,720
Marvell Technology Group Ltd.	3,901	69,819
Microchip Technology, Inc.	533	47,835
Micron Technology, Inc. (A)	7,729	303,970
Microsemi Corp. (A)	3,746	192,863
Rambus, Inc. (A)(B)	5,497	73,386
Semtech Corp. (A)	1,532	57,513

		891,286

Systems Software – 5.6%
Microsoft Corp.	3,166	235,843

Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc. (D)	1,010	155,600
Hewlett-Packard Co.	5,389	107,566

		263,166

Total Information Technology – 74.5%		3,131,623
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	2,999

Total Materials – 0.1%		2,999
Real Estate

Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A	1,219	63,848

Total Real Estate – 1.5%		63,848
Telecommunication Services

Alternative Carriers – 1.9%
Zayo Group Holdings, Inc. (A)	2,341	80,570

Total Telecommunication Services — 1.9%		80,570
Utilities

Renewable Electricity – 0.9%
Atlantica Yield plc	2,025	39,887

Total Utilities – 0.9%		39,887

	Shares	Value
TOTAL COMMON STOCKS – 97.7%		$4,106,399
(Cost: $2,030,987)

WARRANTS

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23 (B)(E)(F)	2,390	—

TOTAL WARRANTS – 0.0%		$—
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Apple, Inc., Call $167.50, Expires 10–6–17, OTC (Ctrpty: Citibank N.A.)	7,692	769	23

TOTAL PURCHASED OPTIONS – 0.0%			$23
(Cost: $1,392)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.6%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (B)(E)	$23,900	23,991

Total Materials – 0.6%		23,991

TOTAL CORPORATE DEBT SECURITIES – 0.6%		$23,991
(Cost: $23,900)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.5%
E.I. du Pont de Nemours and Co.,
1.440%, 10–25–17	10,000	9,990
GlaxoSmithKline LLC (GTD by GlaxoSmithKline plc),
1.181%, 10–6–17	5,109	5,108
Medtronic Global Holdings SCA:
1.252%, 10–3–17	12,000	11,998
1.530%, 10–16–17	10,000	9,993
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
1.300%, 10–31–17	11,000	10,988
Walgreens Boots Alliance, Inc.:
1.300%, 10–4–17	5,000	4,999
1.360%, 10–5–17	8,000	7,998
Wisconsin Gas LLC,
1.200%, 10–3–17	3,000	2,999

		64,073

34	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (H)	$3,116	$3,116

Municipal Obligations – 0.0%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 23 bps),
0.950%, 10–5–17 (H)	1,950	1,950

TOTAL SHORT-TERM SECURITIES – 1.6%		$69,139
(Cost: $69,146)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,199,552
(Cost: $2,125,425)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,917

NET ASSETS – 100.0%		$4,203,469

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $118,549 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08–20–20	8–20–15	$23,900	$23,900	$23,991

		Shares
Marrone Bio Innovations, Inc., expires 8–20–23	8–20–15	2,390	$—	$—

			$23,900	$23,991

The total value of these securities represented 0.6% of net assets at September 30, 2017.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Rate shown is the yield to maturity at September 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Call	7,692	769	October 2017	$177.50	$223	$(4)

2017	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,106,399	$—	$—
Warrants	—	—	—
Purchased Options	—	23	—
Corporate Debt Securities	—	23,991	—
Short-Term Securities	—	69,139	—
Total	$4,106,399	$93,153	$—

Liabilities
Written Options	$—	$4	$—

During the period ended September 30, 2017, securities totaling $7,830 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	83.7%
China	5.2%
India	4.0%
Netherlands	2.1%
Bermuda	1.7%
Other Countries	1.6%
Other+	1.7%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	Ivy Funds

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Advantus Real Estate Securities Fund	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund	Ivy Energy Fund	Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk- Managed Real Estate Fund	Ivy Natural Resources Fund
ASSETS
Investments in unaffiliated securities at value+	$564,771	$3,429,040	$1,927,419	$463,377	$83,275		$102,845	$615,781
Investments in affiliated securities at value+	—	18,140	—	—	—		—	—
Bullion at value+	—	206,411	—	—	—		—	—
Investments at Value	564,771	3,653,591	1,927,419	463,377	83,275		102,845	615,781
Cash	1	1,031	162	1	1		1	—	*
Cash denominated in foreign currencies at value+	—	306	—	—	124		314	—
Investment securities sold receivable	5,438	—	19,191	—	99		243	—
Dividends and interest receivable	1,589	10,395	5,307	241	397		549	465
Capital shares sold receivable	504	919	1,652	982	158		265	223
Receivable from affiliates	4	54	—	—	107		110	22
Swap agreements, at value	—	5,361	—	—	—		—	—
Prepaid and other assets	59	149	106	72	35		42	62
Total Assets	572,366	3,671,806	1,953,837	464,673	84,196		104,369	616,553

LIABILITIES
Investment securities purchased payable	2,080	—	1,491	—	121		225	4,687
Capital shares redeemed payable	997	9,775	4,730	1,113	114		312	1,032
Independent Trustees and Chief Compliance Officer fees payable	80	1,217	77	13	1		2	556
Distribution and service fees payable	6	103	45	6	—	*	1	10
Shareholder servicing payable	140	1,313	433	132	9		22	314
Investment management fee payable	25	127	72	22	4		5	32
Accounting services fee payable	14	23	23	12	4		6	17
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—		—	1,746
Written options at value+	—	1,039	—	—	—		—	—
Other liabilities	14	363	42	13	8		12	16
Total Liabilities	3,356	13,960	6,913	1,311	261		585	8,410
Total Net Assets	$569,010	$3,657,846	$1,946,924	$463,362	$83,935		$103,784	$608,143

NET ASSETS
Capital paid in (shares authorized — unlimited)	$380,930	$3,699,621	$1,641,850	$555,444	$81,114		$102,025	$2,746,339
Undistributed net investment income	907	13,689	8,729	4,843	226		(393)	680
Accumulated net realized gain (loss)	47,940	(99,068)	86,363	(130,108)	(666)		(3,146)	(2,169,767)
Net unrealized appreciation	139,233	43,604	209,982	33,183	3,261		5,298	30,891
Total Net Assets	$569,010	$3,657,846	$1,946,924	$463,362	$83,935		$103,784	$608,143

CAPITAL SHARES OUTSTANDING:
Class A	8,801	51,426	24,686	9,960	895		1,787	20,157
Class B	112	5,065	2,651	250	24		61	376
Class C	507	61,641	23,871	5,786	86		600	6,537
Class E	142	1,551	8	10	N/A		N/A	309
Class I	7,271	27,820	24,252	16,975	2,332		6,260	10,972
Class N	122	476	474	918	4,467		27	616
Class R	48	2,530	539	2,006	47		384	1,606
Class Y	4,299	8,452	2,125	4,068	64		472	1,875

NET ASSET VALUE PER SHARE:
Class A	$26.67	$23.50	$24.83	$11.50	$10.57		$10.81	$14.53
Class B	$25.74	$22.03	$24.58	$10.46	$10.51		$10.74	$12.27
Class C	$26.12	$22.19	$24.66	$10.67	$10.50		$10.74	$12.13
Class E	$26.67	$23.61	$24.95	$11.81	N/A		N/A	$14.91
Class I	$26.83	$23.87	$24.82	$11.95	$10.61		$10.84	$15.16
Class N	$26.86	$23.97	$24.86	$12.01	$10.61		$10.84	$15.22
Class R	$26.64	$23.18	$24.79	$11.40	$10.55		$10.77	$14.35
Class Y	$26.70	$23.57	$24.83	$11.67	$10.69		$10.81	$14.89

+COST
Investments in unaffiliated securities at cost	$425,538	$2,807,570	$1,717,437	$430,194	$80,014		$97,545	$583,143
Investments in affiliated securities at cost	—	616,742	—	—	—		—	—
Bullion at cost	—	191,012	—	—	—		—	—
Cash denominated in foreign currencies at cost	—	294	—	—	124		314	—
Written options premiums received at cost	—	1,195	—	—	—		—	—

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	37

STATEMENTS OF ASSETS AND LIABILITIES	Ivy Funds

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Science and Technology Fund
ASSETS
Investments in unaffiliated securities at value+	$3,747,756
Investments in affiliated securities at value+	451,796
Investments at Value	4,199,552
Cash	4,220
Investment securities sold receivable	26,258
Dividends and interest receivable	2,792
Capital shares sold receivable	4,048
Receivable from affiliates	25
Prepaid and other assets	168
Total Assets	4,237,063

LIABILITIES
Investment securities purchased payable	12,284
Capital shares redeemed payable	19,917
Independent Trustees and Chief Compliance Officer fees payable	194
Distribution and service fees payable	68
Shareholder servicing payable	869
Investment management fee payable	187
Accounting services fee payable	23
Written options at value+	4
Other liabilities	48
Total Liabilities	33,594
Total Net Assets	$4,203,469

NET ASSETS
Capital paid in (shares authorized — unlimited)	$1,951,116
Distributions in excess of net investment income	(19,509)
Accumulated net realized gain	197,516
Net unrealized appreciation	2,074,346
Total Net Assets	$4,203,469

CAPITAL SHARES OUTSTANDING:
Class A	16,594
Class B	815
Class C	12,088
Class E	453
Class I	20,276
Class N	1,358
Class R	1,943
Class Y	9,689

NET ASSET VALUE PER SHARE:
Class A	$65.70
Class B	$55.08
Class C	$57.07
Class E	$65.27
Class I	$71.86
Class N	$72.20
Class R	$64.12
Class Y	$69.06

+COST
Investments in unaffiliated securities at cost	$1,846,946
Investments in affiliated securities at cost	278,479
Written options premiums received at cost	223

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy Advantus Real Estate Securities Fund	Ivy Asset Strategy Fund(1)	Ivy Balanced Fund		Ivy Energy Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$6,321	$29,344	$17,764		$7,762
Foreign dividend withholding tax	—	(1,178)	(313)		(46)
Interest and amortization from unaffiliated securities	33	13,901	11,491		33
Total Investment Income	6,354	42,067	28,942		7,749

EXPENSES
Investment management fee	2,731	12,228	7,018		2,002
Distribution and service fees:
Class A	314	1,565	812		156
Class B	16	621	353		15
Class C	72	7,360	3,224		340
Class E	5	46	—	*	— *
Class R	3	154	34		56
Class Y	155	267	76		56
Shareholder servicing:
Class A	360	1,201	534		184
Class B	8	127	55		7
Class C	22	1,233	386		78
Class E	11	67	—	*	— *
Class I	185	553	529		169
Class N	— *	1	1		1
Class R	2	79	18		29
Class Y	92	156	48		37
Registration fees	62	64	85		70
Custodian fees	8	207	11		7
Independent Trustees and Chief Compliance Officer fees	17	159	53		12
Accounting services fee	87	138	138		74
Professional fees	24	1,532	20		18
Other	31	259	114		41
Total Expenses	4,205	28,017	13,509		3,352
Less:
Expenses in excess of limit	(308)	(54)	—		—
Total Net Expenses	3,897	27,963	13,509		3,352
Net Investment Income	2,457	14,104	15,433		4,397

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	30,696	120,303	59,785		(19,523)
Investments in affiliated securities	—	(81,330)	—		—
Written options	—	723	—		—
Swap agreements	—	10,295	—		—
Foreign currency exchange transactions	—	431	—		4
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(14,369)	137,691	(15,855)		(62,138)
Investments in affiliated securities	—	70,369	—		—
Written options	—	156	—		—
Swap agreements	—	(289)	—		—
Foreign currency exchange transactions	—	50	—		—
Net Realized and Unrealized Gain (Loss)	16,327	258,399	43,930		(81,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,784	$272,503	$59,363		$(77,260)

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	39

STATEMENTS OF OPERATIONS	Ivy Funds

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk- Managed Real Estate Fund	Ivy Natural Resources Fund	Ivy Science and Technology Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$883	$1,544	$4,462	$11,455
Foreign dividend withholding tax	(46)	(84)	(78)	(76)
Interest and amortization from unaffiliated securities	2	1	48	413
Interest and amortization from affiliated securities	—	—	—	948
Total Investment Income	839	1,461	4,432	12,740

EXPENSES
Investment management fee	319	521	3,030	16,487
Distribution and service fees:
Class A	13	30	375	1,317
Class B	1	3	27	229
Class C	5	36	426	3,417
Class E	N/A	N/A	6	34
Class R	1	8	58	291
Class Y	1	7	35	816
Shareholder servicing:
Class A	17	34	679	851
Class B	— *	1	25	43
Class C	1	6	146	482
Class E	N/A	N/A	21	55
Class I	30	62	154	1,112
Class N	1	— *	— *	8
Class R	1	4	31	148
Class Y	1	4	23	503
Registration fees	40	49	59	77
Custodian fees	13	20	8	27
Independent Trustees and Chief Compliance Officer fees	1	3	48	100
Accounting services fee	22	34	86	138
Professional fees	24	22	32	38
Other	8	12	37	147
Total Expenses	499	856	5,306	26,320
Less:
Expenses in excess of limit	(107)	(110)	(22)	(25)
Total Net Expenses	392	746	5,284	26,295
Net Investment Income (Loss)	447	715	(852)	(13,555)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	111	236	(2,530)	141,985
Investments in affiliated securities	—	—	—	(49,962)
Written options	—	—	—	957
Forward foreign currency contracts	—	—	(4,004)	—
Foreign currency exchange transactions	(26)	37	29	(52)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,658	171	(6,870)	376,501
Investments in affiliated securities	—	—	—	146,940
Written options	—	—	—	219
Forward foreign currency contracts	—	—	(1,031)	—
Foreign currency exchange transactions	— *	(2)	— *	—
Net Realized and Unrealized Gain (Loss)	1,743	442	(14,406)	616,588
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,190	$1,157	$(15,258)	$603,033
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Advantus Real Estate Securities Fund		Ivy Asset Strategy Fund(1)		Ivy Balanced Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,457	$5,018	$14,104	$(17,989)	$15,433	$31,540
Net realized gain on investments	30,696	73,925	50,422	68,071	59,785	91,052
Net change in unrealized appreciation (depreciation)	(14,369)	(79,313)	207,977	205,383	(15,855)	81,715
Net Increase (Decrease) in Net Assets Resulting from Operations	18,784	(370)	272,503	255,465	59,363	204,307

Distributions to Shareholders From:
Net investment income:
Class A	(452)	(4,394)	—	—	(6,052)	(10,862)
Class B	—	(20)	—	—	(410)	(514)
Class C	—	(122)	—	—	(3,835)	(5,295)
Class E	(7)	(47)	—	—	(2)	(2)
Class I	(885)	(2,195)	—	—	(6,787)	(10,032)
Class N	(21)	(48)	—	—	(131)	(150)
Class R	(2)	(18)	—	—	(107)	(131)
Class Y	(330)	(1,998)	—	—	(516)	(1,212)
Net realized gains:
Class A	—	(22,755)	—	—	—	(8,911)
Class B	—	(330)	—	—	—	(961)
Class C	—	(1,448)	—	—	—	(9,399)
Class E	—	(322)	—	—	—	(2)
Class I	—	(17,058)	—	—	—	(8,409)
Class N	—	(226)	—	—	—	(104)
Class R	—	(137)	—	—	—	(158)
Class Y	—	(11,574)	—	—	—	(1,021)
Total Distributions to Shareholders	(1,697)	(62,692)	—	—	(17,840)	(57,163)
Capital Share Transactions	(72,584)	(17,489)	(995,174)	(6,172,107)	(333,140)	(706,812)
Net Decrease in Net Assets	(55,497)	(80,551)	(722,671)	(5,916,642)	(291,617)	(559,668)
Net Assets, Beginning of Period	624,507	705,058	4,380,517	10,297,159	2,238,541	2,798,209
Net Assets, End of Period	$569,010	$624,507	$3,657,846	$4,380,517	$1,946,924	$2,238,541
Undistributed (distributions in excess of) net investment income	$907	$147	$13,689	$(1,982)	$8,729	$11,136

(1)Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	41

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Energy Fund		Ivy LaSalle Global Real Estate Fund		Ivy LaSalle Global Risk- Managed Real Estate Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,397	$(3,466)	$447	$184	$715	$858
Net realized gain (loss) on investments	(19,519)	(26,919)	85	659	273	423
Net change in unrealized appreciation (depreciation)	(62,138)	129,810	1,658	(1,071)	169	(3,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,260)	99,425	2,190	(228)	1,157	(2,356)

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	(532)	—	(2,282)
Class B	—	—	—	(5)	—	(26)
Class C	—	—	—	(13)	—	(157)
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	—	(200)	—	(1,014)
Class N	—	—	N/A	N/A	N/A	N/A
Class R	—	—	—	(9)	—	(68)
Class Y	—	—	—	(16)	—	(142)
Net realized gains:
Class A	—	—	—	—	—	(500)
Class B	—	—	—	—	—	(11)
Class C	—	—	—	—	—	(91)
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	—	—	—	(616)
Class N	—	—	N/A	N/A	N/A	N/A
Class R	—	—	—	—	—	(26)
Class Y	—	—	—	—	—	(56)
Total Distributions to Shareholders	—	—	—	(775)	—	(4,989)
Capital Share Transactions	(23,984)	39,978	48,120	444	(11,750)	35,061
Net Increase (Decrease) in Net Assets	(101,244)	139,403	50,310	(559)	(10,593)	27,716
Net Assets, Beginning of Period	564,606	425,203	33,625	34,184	114,377	86,661
Net Assets, End of Period	$463,362	$564,606	$83,935	$33,625	$103,784	$114,377
Undistributed (distributions in excess of) net investment income	$4,843	$442	$226	$(195)	$(393)	$(1,145)

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	Ivy Funds

	Ivy Natural Resources Fund		Ivy Science and Technology Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(852)	$(1,251)	$(13,555)	$(28,943)
Net realized gain (loss) on investments	(6,505)	36,740	92,928	234,785
Net change in unrealized appreciation (depreciation)	(7,901)	87,745	523,660	616,772
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,258)	123,234	603,033	822,614

Distributions to Shareholders From:
Net investment income:
Class A	—	(224)	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class E	—	(22)	—	—
Class I	—	(1,017)	—	—
Class N	—	(73)	—	—
Class R	—	—	—	—
Class Y	—	(106)	—	—
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class N	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	—	—
Total Distributions to Shareholders	—	(1,442)	—	—
Capital Share Transactions	(74,079)	(134,415)	(353,186)	(1,858,104)
Net Increase (Decrease) in Net Assets	(89,337)	(12,623)	249,847	(1,035,490)
Net Assets, Beginning of Period	697,480	710,103	3,953,622	4,989,112
Net Assets, End of Period	$608,143	$697,480	$4,203,469	$3,953,622
Undistributed (distributions in excess of) net investment income	$680	$1,503	$(19,509)	$(5,902)

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ADVANTUS REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$25.94	$0.09	$0.69	$0.78	$(0.05)	$—	$(0.05)
Year ended 3-31-2017	28.60	0.24	(0.26)	(0.02)	(0.35)	(2.29)	(2.64)
Year ended 3-31-2016	29.38	0.33	0.52	0.85	(0.29)	(1.34)	(1.63)
Year ended 3-31-2015	24.35	0.21	5.86	6.07	(0.17)	(0.87)	(1.04)
Year ended 3-31-2014	23.73	0.16	0.69	0.85	(0.23)	—	(0.23)
Year ended 3-31-2013	21.27	0.16	2.45	2.61	(0.15)	—	(0.15)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	25.11	(0.04)	0.67	0.63	—	—	—
Year ended 3-31-2017	27.80	(0.03)	(0.23)	(0.26)	(0.14)	(2.29)	(2.43)
Year ended 3-31-2016	28.58	0.11	0.48	0.59	(0.03)	(1.34)	(1.37)
Year ended 3-31-2015	23.77	(0.03)	5.67	5.64	—	(0.83)	(0.83)
Year ended 3-31-2014	23.17	(0.06)	0.66	0.60	—	—	—
Year ended 3-31-2013	20.85	(0.06)	2.38	2.32	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	25.45	(0.01)	0.68	0.67	—	—	—
Year ended 3-31-2017	28.15	(0.01)	(0.21)	(0.22)	(0.19)	(2.29)	(2.48)
Year ended 3-31-2016	28.92	0.13	0.52	0.65	(0.08)	(1.34)	(1.42)
Year ended 3-31-2015	24.02	0.00 *	5.78	5.78	(0.01)	(0.87)	(0.88)
Year ended 3-31-2014	23.42	0.00 *	0.67	0.67	(0.07)	—	(0.07)
Year ended 3-31-2013	21.00	0.01	2.42	2.43	(0.01)	—	(0.01)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	25.94	0.09	0.69	0.78	(0.05)	—	(0.05)
Year ended 3-31-2017	28.60	0.12	(0.15)	(0.03)	(0.34)	(2.29)	(2.63)
Year ended 3-31-2016	29.37	0.30	0.54	0.84	(0.27)	(1.34)	(1.61)
Year ended 3-31-2015	24.35	0.13	5.87	6.00	(0.11)	(0.87)	(0.98)
Year ended 3-31-2014	23.72	0.13	0.70	0.83	(0.20)	—	(0.20)
Year ended 3-31-2013	21.27	0.14	2.46	2.60	(0.15)	—	(0.15)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	26.11	0.14	0.70	0.84	(0.12)	—	(0.12)
Year ended 3-31-2017	28.75	0.13	(0.05)	0.08	(0.43)	(2.29)	(2.72)
Year ended 3-31-2016	29.53	0.44	0.54	0.98	(0.42)	(1.34)	(1.76)
Year ended 3-31-2015	24.50	0.32	5.90	6.22	(0.32)	(0.87)	(1.19)
Year ended 3-31-2014	23.85	0.28	0.69	0.97	(0.32)	—	(0.32)
Year ended 3-31-2013	21.37	0.24	2.51	2.75	(0.27)	—	(0.27)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	26.15	0.17	0.69	0.86	(0.15)	—	(0.15)
Year ended 3-31-2017	28.78	0.29	(0.16)	0.13	(0.47)	(2.29)	(2.76)
Year ended 3-31-2016	29.56	0.50	0.52	1.02	(0.46)	(1.34)	(1.80)
Year ended 3-31-2015(6)	26.13	0.20	4.34	4.54	(0.24)	(0.87)	(1.11)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	25.92	0.05	0.70	0.75	(0.03)	—	(0.03)
Year ended 3-31-2017	28.59	0.09	(0.17)	(0.08)	(0.30)	(2.29)	(2.59)
Year ended 3-31-2016	29.37	0.31	0.49	0.80	(0.24)	(1.34)	(1.58)
Year ended 3-31-2015	24.35	0.20	5.81	6.01	(0.12)	(0.87)	(0.99)
Year ended 3-31-2014	23.73	0.15	0.68	0.83	(0.21)	—	(0.21)
Year ended 3-31-2013	21.27	0.15	2.44	2.59	(0.13)	—	(0.13)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	25.97	0.11	0.69	0.80	(0.07)	—	(0.07)
Year ended 3-31-2017	28.62	0.24	(0.21)	0.03	(0.39)	(2.29)	(2.68)
Year ended 3-31-2016	29.40	0.40	0.51	0.91	(0.35)	(1.34)	(1.69)
Year ended 3-31-2015	24.39	0.28	5.84	6.12	(0.24)	(0.87)	(1.11)
Year ended 3-31-2014	23.75	0.24	0.68	0.92	(0.28)	—	(0.28)
Year ended 3-31-2013	21.28	0.23	2.45	2.68	(0.21)	—	(0.21)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Porfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

44	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$26.67	3.00%	$235	1.41	%(4)	0.68	%(4)	1.51	%(4)	0.58	%(4)	32%
Year ended 3-31-2017	25.94	0.02	261	1.43		0.87		1.53		0.77		77
Year ended 3-31-2016	28.60	3.41	507	1.47		1.22		1.57		1.12		66
Year ended 3-31-2015	29.38	25.19	543	1.46		0.78		1.56		0.68		48
Year ended 3-31-2014	24.35	3.65	384	1.56		0.67		1.66		0.57		73
Year ended 3-31-2013	23.73	12.32	341	1.64		0.71		1.68		0.67		43
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	25.74	2.51	3	2.37	(4)	-0.29	(4)	2.47	(4)	-0.39	(4)	32
Year ended 3-31-2017	25.11	-0.88	3	2.34		-0.10		2.44		-0.20		77
Year ended 3-31-2016	27.80	2.48	5	2.37		0.41		2.47		0.31		66
Year ended 3-31-2015	28.58	23.95	6	2.41		-0.10		2.51		-0.20		48
Year ended 3-31-2014	23.77	2.59	6	2.61		-0.28		2.71		-0.38		73
Year ended 3-31-2013	23.17	11.08	7	2.75		-0.29		2.79		-0.33		43
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	26.12	2.63	13	2.19	(4)	-0.11	(4)	2.29	(4)	-0.21	(4)	32
Year ended 3-31-2017	25.45	-0.72	15	2.16		-0.02		2.26		-0.12		77
Year ended 3-31-2016	28.15	2.67	19	2.18		0.48		2.28		0.38		66
Year ended 3-31-2015	28.92	24.27	21	2.18		0.01		2.28		-0.09		48
Year ended 3-31-2014	24.02	2.90	14	2.27		0.02		2.37		-0.08		73
Year ended 3-31-2013	23.42	11.50	15	2.35		0.03		2.39		-0.01		43
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	26.67	3.00	4	1.43	(4)	0.66	(4)	1.76	(4)	0.33	(4)	32
Year ended 3-31-2017	25.94	0.00	4	1.45		0.44		1.79		0.10		77
Year ended 3-31-2016	28.60	3.36	4	1.52		1.11		1.87		0.76		66
Year ended 3-31-2015	29.37	24.88	4	1.67		0.49		1.93		0.23		48
Year ended 3-31-2014	24.35	3.58	2	1.67		0.54		2.15		0.06		73
Year ended 3-31-2013	23.72	12.27	2	1.67		0.61		2.27		0.01		43
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	26.83	3.20	195	1.06	(4)	1.04	(4)	1.16	(4)	0.94	(4)	32
Year ended 3-31-2017	26.11	0.39	208	1.05		0.45		1.15		0.35		77
Year ended 3-31-2016	28.75	3.86	13	1.03		1.58		1.13		1.48		66
Year ended 3-31-2015	29.53	25.74	13	1.02		1.18		1.12		1.08		48
Year ended 3-31-2014	24.50	4.20	9	1.02		1.18		1.12		1.08		73
Year ended 3-31-2013	23.85	12.95	7	1.09		1.06		1.12		1.03		43
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	26.86	3.29	3	0.88	(4)	1.24	(4)	0.98	(4)	1.14	(4)	32
Year ended 3-31-2017	26.15	0.56	3	0.87		1.04		0.97		0.94		77
Year ended 3-31-2016	28.78	4.02	3	0.87		1.83		0.97		1.73		66
Year ended 3-31-2015(6)	29.56	17.66	4	0.86	(4)	1.10	(4)	0.96	(4)	1.00	(4)	48	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	26.64	2.87	1	1.65	(4)	0.39	(4)	1.75	(4)	0.29	(4)	32
Year ended 3-31-2017	25.92	-0.18	2	1.64		0.33		1.74		0.23		77
Year ended 3-31-2016	28.59	3.21	2	1.65		1.13		1.75		1.03		66
Year ended 3-31-2015	29.37	24.92	2	1.64		0.72		1.74		0.62		48
Year ended 3-31-2014	24.35	3.58	1	1.66		0.62		1.76		0.52		73
Year ended 3-31-2013	23.73	12.23	2	1.71		0.69		1.75		0.65		43
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	26.70	3.09	115	1.27	(4)	0.82	(4)	1.37	(4)	0.72	(4)	32
Year ended 3-31-2017	25.97	0.19	129	1.26		0.86		1.36		0.76		77
Year ended 3-31-2016	28.62	3.62	152	1.26		1.46		1.36		1.36		66
Year ended 3-31-2015	29.40	25.41	180	1.26		1.05		1.36		0.95		48
Year ended 3-31-2014	24.39	3.97	143	1.27		1.03		1.37		0.93		73
Year ended 3-31-2013	23.75	12.63	168	1.34		1.06		1.37		1.03		43

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$21.86	$0.11	$1.53	$1.64	$—	$—	$—
Year ended 3-31-2017	20.83	0.00 *	1.03	1.03	—	—	—
Year ended 3-31-2016	25.89	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.61	0.26	(1.01)	(0.75)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.04	0.27	4.45	4.72	(0.15)	—	(0.15)
Year ended 3-31-2013	25.44	0.39	1.88	2.27	(0.67)	—	(0.67)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	20.56	0.02	1.45	1.47	—	—	—
Year ended 3-31-2017	19.73	(0.16)	0.99	0.83	—	—	—
Year ended 3-31-2016	24.73	(0.04)	(3.59)	(3.63)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.54	0.03	(0.96)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.20	0.05	4.29	4.34	— *	—	— *
Year ended 3-31-2013	24.55	0.19	1.82	2.01	(0.36)	—	(0.36)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	20.71	0.03	1.45	1.48	—	—	—
Year ended 3-31-2017	19.87	(0.15)	0.99	0.84	—	—	—
Year ended 3-31-2016	24.88	(0.02)	(3.62)	(3.64)	—	(1.37)	(1.37)
Year ended 3-31-2015	30.69	0.04	(0.97)	(0.93)	(0.03)	(4.85)	(4.88)
Year ended 3-31-2014	26.33	0.05	4.32	4.37	(0.01)	—	(0.01)
Year ended 3-31-2013	24.67	0.20	1.83	2.03	(0.37)	—	(0.37)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	21.95	0.13	1.53	1.66	—	—	—
Year ended 3-31-2017	20.89	(0.03)	1.09	1.06	—	—	—
Year ended 3-31-2016	25.96	0.13	(3.78)	(3.65)	(0.05)	(1.37)	(1.42)
Year ended 3-31-2015	31.67	0.23	(0.98)	(0.75)	(0.11)	(4.85)	(4.96)
Year ended 3-31-2014	27.10	0.26	4.45	4.71	(0.14)	—	(0.14)
Year ended 3-31-2013	25.49	0.38	1.89	2.27	(0.66)	—	(0.66)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	22.16	0.14	1.57	1.71	—	—	—
Year ended 3-31-2017	21.06	0.05	1.05	1.10	—	—	—
Year ended 3-31-2016	26.15	0.23	(3.84)	(3.61)	(0.11)	(1.37)	(1.48)
Year ended 3-31-2015	31.88	0.33	(1.02)	(0.69)	(0.19)	(4.85)	(5.04)
Year ended 3-31-2014	27.25	0.34	4.48	4.82	(0.19)	—	(0.19)
Year ended 3-31-2013	25.67	0.45	1.90	2.35	(0.77)	—	(0.77)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.24	0.16	1.57	1.73	—	—	—
Year ended 3-31-2017	21.10	0.02	1.12	1.14	—	—	—
Year ended 3-31-2016	26.21	0.22	(3.81)	(3.59)	(0.15)	(1.37)	(1.52)
Year ended 3-31-2015(6)	31.79	0.22	(0.78)	(0.56)	(0.17)	(4.85)	(5.02)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	21.59	0.08	1.51	1.59	—	—	—
Year ended 3-31-2017	20.63	(0.10)	1.06	0.96	—	—	—
Year ended 3-31-2016	25.68	0.05	(3.73)	(3.68)	—	(1.37)	(1.37)
Year ended 3-31-2015	31.45	0.14	(1.00)	(0.86)	(0.06)	(4.85)	(4.91)
Year ended 3-31-2014	26.94	0.16	4.43	4.59	(0.08)	—	(0.08)
Year ended 3-31-2013	25.29	0.29	1.88	2.17	(0.52)	—	(0.52)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	21.92	0.12	1.53	1.65	—	—	—
Year ended 3-31-2017	20.88	0.00 *	1.04	1.04	—	—	—
Year ended 3-31-2016	25.94	0.15	(3.78)	(3.63)	(0.06)	(1.37)	(1.43)
Year ended 3-31-2015	31.67	0.25	(1.01)	(0.76)	(0.12)	(4.85)	(4.97)
Year ended 3-31-2014	27.09	0.27	4.46	4.73	(0.15)	—	(0.15)
Year ended 3-31-2013	25.49	0.39	1.88	2.27	(0.67)	—	(0.67)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

46	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$23.50	7.50%	$1,209	1.19	%(4)	0.97	%(4)	—%		—%		10%
Year ended 3-31-2017	21.86	4.95	1,315	1.12		-0.02		—		—		51
Year ended 3-31-2016	20.83	-14.39	3,153	0.99		0.61		—		—		68
Year ended 3-31-2015	25.89	-2.28	6,332	0.96		0.86		—		—		75
Year ended 3-31-2014	31.61	17.47	9,659	0.96		0.92		—		—		65
Year ended 3-31-2013	27.04	9.09	7,853	0.98		1.55		—		—		39
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	22.03	7.15	112	1.95	(4)	0.22	(4)	—		—		10
Year ended 3-31-2017	20.56	4.21	141	1.83		-0.81		—		—		51
Year ended 3-31-2016	19.73	-15.06	287	1.76		-0.16		—		—		68
Year ended 3-31-2015	24.73	-3.01	571	1.71		0.11		—		—		75
Year ended 3-31-2014	30.54	16.58	783	1.71		0.16		—		—		65
Year ended 3-31-2013	26.20	8.27	715	1.73		0.79		—		—		39
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	22.19	7.15	1,367	1.91	(4)	0.25	(4)	—		—		10
Year ended 3-31-2017	20.71	4.23	1,620	1.83		-0.75		—		—		51
Year ended 3-31-2016	19.87	-15.01	3,792	1.71		-0.10		—		—		68
Year ended 3-31-2015	24.88	-2.99	7,807	1.68		0.13		—		—		75
Year ended 3-31-2014	30.69	16.59	9,880	1.68		0.19		—		—		65
Year ended 3-31-2013	26.33	8.34	8,321	1.70		0.83		—		—		39
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	23.61	7.56	37	1.03	(4)	1.11	(4)	1.32	(4)	0.82	(4)	10
Year ended 3-31-2017	21.95	5.07	38	1.03		-0.13		1.28		-0.38		51
Year ended 3-31-2016	20.89	-14.41	53	1.00		0.53		1.14		0.39		68
Year ended 3-31-2015	25.96	-2.29	72	1.00		0.79		1.10		0.69		75
Year ended 3-31-2014	31.67	17.40	74	1.00		0.87		1.12		0.75		65
Year ended 3-31-2013	27.10	9.07	58	1.00		1.50		1.20		1.30		39
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	23.87	7.72	664	0.89	(4)	1.23	(4)	—		—		10
Year ended 3-31-2017	22.16	5.22	952	0.85		0.23		—		—		51
Year ended 3-31-2016	21.06	-14.17	2,382	0.74		0.95		—		—		68
Year ended 3-31-2015	26.15	-2.06	9,112	0.74		1.08		—		—		75
Year ended 3-31-2014	31.88	17.72	13,522	0.73		1.14		—		—		65
Year ended 3-31-2013	27.25	9.33	9,681	0.74		1.76		—		—		39
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	23.97	7.78	11	0.76	(4)	1.40	(4)	—		—		10
Year ended 3-31-2017	22.24	5.40	13	0.69		0.07		—		—		51
Year ended 3-31-2016	21.10	-14.09	12	0.60		0.89		—		—		68
Year ended 3-31-2015(6)	26.21	-1.67	12	0.59	(4)	1.18	(4)	—		—		75	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	23.18	7.37	59	1.50	(4)	0.68	(4)	—		—		10
Year ended 3-31-2017	21.59	4.65	65	1.43		-0.48		—		—		51
Year ended 3-31-2016	20.63	-14.69	106	1.34		0.20		—		—		68
Year ended 3-31-2015	25.68	-2.67	161	1.33		0.47		—		—		75
Year ended 3-31-2014	31.45	17.03	162	1.33		0.54		—		—		65
Year ended 3-31-2013	26.94	8.71	124	1.34		1.15		—		—		39
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	23.57	7.53	199	1.14	(4)	1.02	(4)	—		—		10
Year ended 3-31-2017	21.92	4.98	237	1.08		0.00		—		—		51
Year ended 3-31-2016	20.88	-14.36	512	0.99		0.63		1.00		0.62		68
Year ended 3-31-2015	25.94	-2.31	1,134	0.96		0.85		0.98		0.83		75
Year ended 3-31-2014	31.67	17.47	1,516	0.96		0.92		0.98		0.90		65
Year ended 3-31-2013	27.09	9.08	1,168	0.98		1.55		0.99		1.54		39

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$24.33	$0.20	$0.53	$0.73	$(0.23)	$—	$(0.23)
Year ended 3-31-2017	22.99	0.33	1.59	1.92	(0.30)	(0.28)	(0.58)
Year ended 3-31-2016	25.65	0.29	(1.51)	(1.22)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.97	2.17	(0.16)	(0.74)	(0.90)
Year ended 3-31-2014	21.60	0.15	3.25	3.40	(0.10)	(0.52)	(0.62)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	24.09	0.11	0.52	0.63	(0.14)	—	(0.14)
Year ended 3-31-2017	22.78	0.15	1.59	1.74	(0.15)	(0.28)	(0.43)
Year ended 3-31-2016	25.45	0.11	(1.50)	(1.39)	(0.10)	(1.18)	(1.28)
Year ended 3-31-2015	24.19	0.01	1.97	1.98	—	(0.72)	(0.72)
Year ended 3-31-2014	21.45	(0.03)	3.23	3.20	—	(0.46)	(0.46)
Year ended 3-31-2013	19.93	0.03	1.69	1.72	(0.05)	(0.15)	(0.20)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	24.17	0.11	0.53	0.64	(0.15)	—	(0.15)
Year ended 3-31-2017	22.85	0.16	1.59	1.75	(0.15)	(0.28)	(0.43)
Year ended 3-31-2016	25.53	0.13	(1.52)	(1.39)	(0.11)	(1.18)	(1.29)
Year ended 3-31-2015	24.26	0.02	1.97	1.99	— *	(0.72)	(0.72)
Year ended 3-31-2014	21.50	(0.01)	3.24	3.23	—	(0.47)	(0.47)
Year ended 3-31-2013	19.98	0.05	1.68	1.73	(0.06)	(0.15)	(0.21)
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	24.45	0.22	0.54	0.76	(0.26)	—	(0.26)
Year ended 3-31-2017	23.09	0.37	1.61	1.98	(0.34)	(0.28)	(0.62)
Year ended 3-31-2016	25.76	0.33	(1.53)	(1.20)	(0.29)	(1.18)	(1.47)
Year ended 3-31-2015	24.48	0.23	1.99	2.22	(0.20)	(0.74)	(0.94)
Year ended 3-31-2014	21.68	0.18	3.27	3.45	(0.13)	(0.52)	(0.65)
Year ended 3-31-2013	20.02	0.22	1.78	2.00	(0.19)	(0.15)	(0.34)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.33	0.23	0.53	0.76	(0.27)	—	(0.27)
Year ended 3-31-2017	22.98	0.39	1.60	1.99	(0.36)	(0.28)	(0.64)
Year ended 3-31-2016	25.63	0.36	(1.52)	(1.16)	(0.31)	(1.18)	(1.49)
Year ended 3-31-2015	24.36	0.26	1.98	2.24	(0.23)	(0.74)	(0.97)
Year ended 3-31-2014	21.58	0.21	3.26	3.47	(0.16)	(0.53)	(0.69)
Year ended 3-31-2013	20.01	0.24	1.69	1.93	(0.21)	(0.15)	(0.36)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	24.37	0.25	0.53	0.78	(0.29)	—	(0.29)
Year ended 3-31-2017	23.01	0.42	1.61	2.03	(0.39)	(0.28)	(0.67)
Year ended 3-31-2016	25.66	0.39	(1.52)	(1.13)	(0.34)	(1.18)	(1.52)
Year ended 3-31-2015(6)	24.66	0.22	1.72	1.94	(0.20)	(0.74)	(0.94)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	24.30	0.16	0.52	0.68	(0.19)	—	(0.19)
Year ended 3-31-2017	22.96	0.25	1.60	1.85	(0.23)	(0.28)	(0.51)
Year ended 3-31-2016	25.65	0.22	(1.53)	(1.31)	(0.20)	(1.18)	(1.38)
Year ended 3-31-2015	24.37	0.11	1.98	2.09	(0.07)	(0.74)	(0.81)
Year ended 3-31-2014	21.59	0.07	3.26	3.33	(0.03)	(0.52)	(0.55)
Year ended 3-31-2013(7)	20.16	0.00	1.43	1.43	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	24.34	0.20	0.52	0.72	(0.23)	—	(0.23)
Year ended 3-31-2017	22.99	0.35	1.59	1.94	(0.31)	(0.28)	(0.59)
Year ended 3-31-2016	25.66	0.29	(1.52)	(1.23)	(0.26)	(1.18)	(1.44)
Year ended 3-31-2015	24.38	0.20	1.99	2.19	(0.17)	(0.74)	(0.91)
Year ended 3-31-2014	21.60	0.15	3.26	3.41	(0.10)	(0.53)	(0.63)
Year ended 3-31-2013	20.03	0.19	1.70	1.89	(0.17)	(0.15)	(0.32)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	Class shares is closed to investment.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	For the period from December 31, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

    .

48	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$24.83	3.03%	$613		1.13	%(3)	1.64	%(3)	14%
Year ended 3-31-2017	24.33	8.44	688		1.11		1.40		47
Year ended 3-31-2016	22.99	-4.92	1,311		1.10		1.21		56
Year ended 3-31-2015	25.65	9.06	1,207		1.11		0.78		33
Year ended 3-31-2014	24.38	15.90	863		1.15		0.62		34
Year ended 3-31-2013	21.60	9.56	399		1.17		0.93		35
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	24.58	2.63	65		1.86	(3)	0.90	(3)	14
Year ended 3-31-2017	24.09	7.68	77		1.84		0.66		47
Year ended 3-31-2016	22.78	-5.62	80		1.83		0.48		56
Year ended 3-31-2015	25.45	8.28	74		1.84		0.04		33
Year ended 3-31-2014	24.19	15.01	70		1.89		-0.11		34
Year ended 3-31-2013	21.45	8.73	44		1.95		0.16		35
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	24.66	2.64	589		1.83	(3)	0.94	(3)	14
Year ended 3-31-2017	24.17	7.72	707		1.80		0.69		47
Year ended 3-31-2016	22.85	-5.62	892		1.79		0.53		56
Year ended 3-31-2015	25.53	8.34	736		1.80		0.09		33
Year ended 3-31-2014	24.26	15.11	524		1.84		-0.06		34
Year ended 3-31-2013	21.50	8.75	246		1.88		0.23		35
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	24.95	3.10	—	*	0.97	(3)	1.79	(3)	14
Year ended 3-31-2017	24.45	8.65	—	*	0.95		1.54		47
Year ended 3-31-2016	23.09	-4.82	—	*	0.95		1.36		56
Year ended 3-31-2015	25.76	9.22	—	*	0.96		0.92		33
Year ended 3-31-2014	24.48	16.10	—	*	1.00		0.78		34
Year ended 3-31-2013	21.68	10.15	—	*	1.03		1.09		35
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.82	3.13	602		0.88	(3)	1.89	(3)	14
Year ended 3-31-2017	24.33	8.75	673		0.85		1.63		47
Year ended 3-31-2016	22.98	-4.70	373		0.84		1.47		56
Year ended 3-31-2015	25.63	9.34	315		0.86		1.03		33
Year ended 3-31-2014	24.36	16.21	211		0.88		0.89		34
Year ended 3-31-2013	21.58	9.82	66		0.92		1.19		35
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	24.86	3.20	12		0.72	(3)	2.04	(3)	14
Year ended 3-31-2017	24.37	8.92	10		0.70		1.77		47
Year ended 3-31-2016	23.01	-4.57	5		0.69		1.60		56
Year ended 3-31-2015(6)	25.66	8.01	4		0.70	(3)	1.29	(3)	33	(8)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	24.79	2.82	13		1.46	(3)	1.30	(3)	14
Year ended 3-31-2017	24.30	8.12	14		1.44		1.04		47
Year ended 3-31-2016	22.96	-5.29	13		1.44		0.89		56
Year ended 3-31-2015	25.65	8.71	9		1.46		0.43		33
Year ended 3-31-2014	24.37	15.51	4		1.47		0.29		34
Year ended 3-31-2013(7)	21.59	7.09	—	*	1.48	(3)	0.02	(3)	35	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	24.83	2.98	53		1.12	(3)	1.66	(3)	14
Year ended 3-31-2017	24.34	8.50	70		1.10		1.47		47
Year ended 3-31-2016	22.99	-4.95	124		1.09		1.16		56
Year ended 3-31-2015	25.66	9.10	185		1.11		0.79		33
Year ended 3-31-2014	24.38	15.91	152		1.13		0.64		34
Year ended 3-31-2013	21.60	9.57	89		1.16		0.96		35

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$13.30	$0.10	$(1.90)	$(1.80)	$—	$—	$—
Year ended 3-31-2017	10.75	(0.08)	2.63	2.55	—	—	—
Year ended 3-31-2016	14.03	(0.03)	(3.25)	(3.28)	—	—	—
Year ended 3-31-2015	16.38	(0.05)	(2.30)	(2.35)	—	—	—
Year ended 3-31-2014	13.74	(0.09)	2.73	2.64	—	—	—
Year ended 3-31-2013	12.68	(0.07)	1.13	1.06	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	12.15	0.04	(1.73)	(1.69)	—	—	—
Year ended 3-31-2017	9.90	(0.18)	2.43	2.25	—	—	—
Year ended 3-31-2016	13.04	(0.13)	(3.01)	(3.14)	—	—	—
Year ended 3-31-2015	15.35	(0.17)	(2.14)	(2.31)	—	—	—
Year ended 3-31-2014	12.98	(0.19)	2.56	2.37	—	—	—
Year ended 3-31-2013	12.08	(0.17)	1.07	0.90	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.39	0.06	(1.78)	(1.72)	—	—	—
Year ended 3-31-2017	10.08	(0.16)	2.47	2.31	—	—	—
Year ended 3-31-2016	13.24	(0.10)	(3.06)	(3.16)	—	—	—
Year ended 3-31-2015	15.55	(0.13)	(2.18)	(2.31)	—	—	—
Year ended 3-31-2014	13.12	(0.16)	2.59	2.43	—	—	—
Year ended 3-31-2013	12.19	(0.14)	1.07	0.93	—	—	—
Class E Shares(6)
Six-month period ended 9-30-2017 (unaudited)	13.63	0.12	(1.94)	(1.82)	—	—	—
Year ended 3-31-2017	10.99	(0.05)	2.69	2.64	—	—	—
Year ended 3-31-2016	14.30	0.01	(3.32)	(3.31)	—	—	—
Year ended 3-31-2015	16.65	(0.01)	(2.34)	(2.35)	—	—	—
Year ended 3-31-2014	13.92	(0.04)	2.77	2.73	—	—	—
Year ended 3-31-2013	12.81	(0.03)	1.14	1.11	—	—	—
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	13.80	0.13	(1.98)	(1.85)	—	—	—
Year ended 3-31-2017	11.11	(0.05)	2.74	2.69	—	—	—
Year ended 3-31-2016	14.44	0.02	(3.35)	(3.33)	—	—	—
Year ended 3-31-2015	16.80	0.02	(2.38)	(2.36)	—	—	—
Year ended 3-31-2014	14.03	(0.02)	2.79	2.77	—	—	—
Year ended 3-31-2013	12.90	(0.02)	1.15	1.13	—	—	—
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	13.86	0.14	(1.99)	(1.85)	—	—	—
Year ended 3-31-2017	11.14	(0.02)	2.74	2.72	—	—	—
Year ended 3-31-2016	14.46	0.04	(3.36)	(3.32)	—	—	—
Year ended 3-31-2015(7)	18.03	0.03	(3.60)	(3.57)	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	13.20	0.09	(1.89)	(1.80)	—	—	—
Year ended 3-31-2017	10.69	(0.12)	2.63	2.51	—	—	—
Year ended 3-31-2016	13.98	(0.05)	(3.24)	(3.29)	—	—	—
Year ended 3-31-2015	16.35	(0.08)	(2.29)	(2.37)	—	—	—
Year ended 3-31-2014	13.74	(0.11)	2.72	2.61	—	—	—
Year ended 3-31-2013(8)	12.26	(0.03)	1.51	1.48	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	13.49	0.11	(1.93)	(1.82)	—	—	—
Year ended 3-31-2017	10.89	(0.07)	2.67	2.60	—	—	—
Year ended 3-31-2016	14.19	(0.01)	(3.29)	(3.30)	—	—	—
Year ended 3-31-2015	16.55	(0.04)	(2.32)	(2.36)	—	—	—
Year ended 3-31-2014	13.86	(0.06)	2.75	2.69	—	—	—
Year ended 3-31-2013	12.77	(0.05)	1.14	1.09	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Class share is closed to investment.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	For the period from December 12, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

    .

50	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(4)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(4)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$11.50	-13.53%	$115		1.49	%(3)	1.77	%(3)	—%	—%	4%
Year ended 3-31-2017	13.30	23.72	158		1.41		-0.59		—	—	39
Year ended 3-31-2016	10.75	-23.38	192		1.49		-0.23		—	—	31
Year ended 3-31-2015	14.03	-14.35	213		1.48		-0.33		—	—	22
Year ended 3-31-2014	16.38	19.13	124		1.60		-0.59		—	—	34
Year ended 3-31-2013	13.74	8.44	82		1.60		-0.54		1.68	-0.62	30
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.46	-13.91	3		2.42	(3)	0.87	(3)	—	—	4
Year ended 3-31-2017	12.15	22.73	4		2.29		-1.49		—	—	39
Year ended 3-31-2016	9.90	-24.08	3		2.36		-1.11		—	—	31
Year ended 3-31-2015	13.04	-15.05	5		2.29		-1.17		—	—	22
Year ended 3-31-2014	15.35	18.26	5		2.38		-1.37		—	—	34
Year ended 3-31-2013	12.98	7.36	4		2.49		-1.43		—	—	30
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.67	-13.88	62		2.17	(3)	1.09	(3)	—	—	4
Year ended 3-31-2017	12.39	22.92	87		2.11		-1.31		—	—	39
Year ended 3-31-2016	10.08	-23.87	79		2.16		-0.89		—	—	31
Year ended 3-31-2015	13.24	-14.85	82		2.09		-0.92		—	—	22
Year ended 3-31-2014	15.55	18.43	30		2.16		-1.15		—	—	34
Year ended 3-31-2013	13.12	7.71	19		2.26		-1.20		—	—	30
Class E Shares(6)
Six-month period ended 9-30-2017 (unaudited)	11.81	-13.35	—	*	1.20	(3)	2.07	(3)	—	—	4
Year ended 3-31-2017	13.63	24.02	—	*	1.19		-0.40		—	—	39
Year ended 3-31-2016	10.99	-23.15	—	*	1.20		0.05		—	—	31
Year ended 3-31-2015	14.30	-14.11	—	*	1.20		-0.08		—	—	22
Year ended 3-31-2014	16.65	19.53	—	*	1.25		-0.25		—	—	34
Year ended 3-31-2013	13.92	8.74	—	*	1.31		-0.26		—	—	30
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	11.95	-13.41	202		1.11	(3)	2.18	(3)	—	—	4
Year ended 3-31-2017	13.80	24.21	225		1.08		-0.35		—	—	39
Year ended 3-31-2016	11.11	-23.06	85		1.10		0.16		—	—	31
Year ended 3-31-2015	14.44	-14.05	82		1.09		0.10		—	—	22
Year ended 3-31-2014	16.80	19.74	14		1.14		-0.12		—	—	34
Year ended 3-31-2013	14.03	8.76	6		1.21		-0.14		—	—	30
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	12.01	-13.35	11		0.95	(3)	2.38	(3)	—	—	4
Year ended 3-31-2017	13.86	24.42	12		0.93		-0.18		—	—	39
Year ended 3-31-2016	11.14	-22.96	5		0.95		0.35		—	—	31
Year ended 3-31-2015(7)	14.46	-19.80	2		0.93	(3)	0.34	(3)	—	—	22	(9)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	11.40	-13.64	23		1.71	(3)	1.60	(3)	—	—	4
Year ended 3-31-2017	13.20	23.48	26		1.67		-0.89		—	—	39
Year ended 3-31-2016	10.69	-23.53	19		1.70		-0.43		—	—	31
Year ended 3-31-2015	13.98	-14.50	15		1.69		-0.53		—	—	22
Year ended 3-31-2014	16.35	19.00	5		1.72		-0.70		—	—	34
Year ended 3-31-2013(8)	13.74	12.07	—	*	1.73	(3)	-0.91	(3)	—		30	(10)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	11.67	-13.49	47		1.35	(3)	1.96	(3)	—	—	4
Year ended 3-31-2017	13.49	23.87	53		1.34		-0.54		—	—	39
Year ended 3-31-2016	10.89	-23.26	42		1.36		-0.08		—	—	31
Year ended 3-31-2015	14.19	-14.26	37		1.34		-0.22		—	—	22
Year ended 3-31-2014	16.55	19.41	18		1.39		-0.38		—	—	34
Year ended 3-31-2013	13.86	8.54	8		1.45		-0.39		—	—	30

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	51

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.28	$0.07		$0.22	$0.29	$—	$—	$—
Year ended 3-31-2017	10.58	0.09		(0.14)	(0.05)	(0.25)	—	(0.25)
Year ended 3-31-2016	11.15	0.17		(0.41)	(0.24)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.83	0.13		1.46	1.59	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.12)	(0.01)	(0.16)	—	(0.16)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.24	0.03		0.24	0.27	—	—	—
Year ended 3-31-2017	10.56	(0.04)		(0.12)	(0.16)	(0.16)	—	(0.16)
Year ended 3-31-2016	11.10	0.06		(0.40)	(0.34)	(0.01)	(0.19)	(0.20)
Year ended 3-31-2015	9.79	0.01		1.46	1.47	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.12)	(0.12)	(0.09)	—	(0.09)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.24	0.02		0.24	0.26	—	—	—
Year ended 3-31-2017	10.55	(0.06)		(0.11)	(0.17)	(0.14)	—	(0.14)
Year ended 3-31-2016	11.10	0.04		(0.41)	(0.37)	—	(0.18)	(0.18)
Year ended 3-31-2015	9.80	(0.01)		1.47	1.46	(0.08)	(0.08)	(0.16)
Year ended 3-31-2014	10.00	0.00	*	(0.11)	(0.11)	(0.09)	—	(0.09)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.29	0.10		0.22	0.32	—	—	—
Year ended 3-31-2017	10.57	0.03		(0.07)	(0.04)	(0.24)	—	(0.24)
Year ended 3-31-2016	11.14	0.17		(0.42)	(0.25)	(0.12)	(0.20)	(0.32)
Year ended 3-31-2015	9.82	0.12		1.46	1.58	(0.18)	(0.08)	(0.26)
Year ended 3-31-2014	10.00	0.09		(0.11)	(0.02)	(0.16)	—	(0.16)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	10.42	0.01		0.18	0.19	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.27	0.05		0.23	0.28	—	—	—
Year ended 3-31-2017	10.57	0.00	*	(0.11)	(0.11)	(0.19)	—	(0.19)
Year ended 3-31-2016	11.12	0.10		(0.41)	(0.31)	(0.04)	(0.20)	(0.24)
Year ended 3-31-2015	9.81	0.05		1.46	1.51	(0.12)	(0.08)	(0.20)
Year ended 3-31-2014	10.00	0.04		(0.11)	(0.07)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.39	0.07		0.23	0.30	—	—	—
Year ended 3-31-2017	10.64	0.07		(0.07)	0.00 *	(0.25)	—	(0.25)
Year ended 3-31-2016	11.22	0.17		(0.42)	(0.25)	(0.13)	(0.20)	(0.33)
Year ended 3-31-2015	9.89	0.12		1.48	1.60	(0.19)	(0.08)	(0.27)
Year ended 3-31-2014	10.00	0.11		(0.05)	0.06	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(8)	Ratio of expenses to average net assets excluding offering cost was 2.40%.

(9)	Ratio of expenses to average net assets excluding offering cost was 2.39%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.43%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.99%.

    .

52	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.57	2.82%	$9		1.51	%(4)	1.25	%(4)	1.77	%(4)	0.99	%(4)	23%
Year ended 3-31-2017	10.28	-0.45	12		1.51		0.91		2.08		0.34		49
Year ended 3-31-2016	10.58	-2.00	29		1.51		1.67		2.12		1.06		59
Year ended 3-31-2015	11.15	16.31	28		1.51		1.22		2.14		0.59		63
Year ended 3-31-2014	9.83	0.02	22		1.51		1.12		2.62		0.01		36
Class B Shares(6)
Six-month period ended 9-30-2017 (unaudited)	10.51	2.64	—	*	2.21	(4)	0.59	(4)	2.36	(4)	0.44	(4)	23
Year ended 3-31-2017	10.24	-1.52	—	*	2.54		-0.43		2.60		-0.49		49
Year ended 3-31-2016	10.56	-3.03	—	*	2.56		0.62		—		—		59
Year ended 3-31-2015	11.10	15.05	—	*	2.66		0.06		—		—		63
Year ended 3-31-2014	9.79	-1.16	—	*	2.68	(8)	-0.02		3.14		-0.48		36
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.50	2.54	1		2.32	(4)	0.47	(4)	2.47	(4)	0.32	(4)	23
Year ended 3-31-2017	10.24	-1.62	1		2.66		-0.57		2.72		-0.63		49
Year ended 3-31-2016	10.55	-3.21	1		2.74		0.41		—		—		59
Year ended 3-31-2015	11.10	14.92	1		2.68		-0.09		—		—		63
Year ended 3-31-2014	9.80	-1.03	1		2.67	(9)	—		3.12		-0.45		36
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.61	3.11	25		1.05	(4)	1.85	(4)	1.39	(4)	1.51	(4)	23
Year ended 3-31-2017	10.29	-0.39	20		1.50		0.25		1.61		0.14		49
Year ended 3-31-2016	10.57	-2.11	3		1.59		1.59		—		—		59
Year ended 3-31-2015	11.14	16.14	3		1.62		1.08		—		—		63
Year ended 3-31-2014	9.82	-0.13	2		1.71	(10)	0.94		2.16		0.49		36
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	10.61	1.82	48		1.05	(4)	0.49	(4)	1.37	(4)	0.17	(4)	23	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.55	2.73	—	*	1.81	(4)	0.99	(4)	1.96	(4)	0.84	(4)	23
Year ended 3-31-2017	10.27	-1.01	—	*	2.13		-0.05		2.20		-0.12		49
Year ended 3-31-2016	10.57	-2.68	—	*	2.20		0.99		—		—		59
Year ended 3-31-2015	11.12	15.40	1		2.25		0.50		—		—		63
Year ended 3-31-2014	9.81	-0.67	—	*	2.27	(11)	0.38		2.73		-0.08		36
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.69	2.89	1		1.45	(4)	1.35	(4)	1.60	(4)	1.20	(4)	23
Year ended 3-31-2017	10.39	0.03	1		1.52		0.70		1.87		0.35		49
Year ended 3-31-2016	10.64	-2.08	1		1.51		1.63		1.86		1.28		59
Year ended 3-31-2015	11.22	16.32	1		1.51		1.15		1.90		0.76		63
Year ended 3-31-2014	9.89	0.68	1		1.51		1.13		2.37		0.27		36

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	53

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LASALLE GLOBAL-RISK MANAGED REAL ESTATE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.70	$0.05		$0.06	$0.11	$—	$—	$—
Year ended 3-31-2017	11.39	0.12		(0.32)	(0.20)	(0.37)	(0.12)	(0.49)
Year ended 3-31-2016	11.06	0.22		0.35	0.57	(0.13)	(0.11)	(0.24)
Year ended 3-31-2015	9.72	0.14		1.48	1.62	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13		(0.24)	(0.11)	(0.17)	—	(0.17)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.68	0.02		0.04	0.06	—	—	—
Year ended 3-31-2017	11.38	0.03		(0.31)	(0.28)	(0.30)	(0.12)	(0.42)
Year ended 3-31-2016	11.04	0.15		0.33	0.48	(0.03)	(0.11)	(0.14)
Year ended 3-31-2015	9.70	0.06		1.46	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03		(0.23)	(0.20)	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.68	0.02		0.04	0.06	—	—	—
Year ended 3-31-2017	11.38	(0.02)		(0.26)	(0.28)	(0.30)	(0.12)	(0.42)
Year ended 3-31-2016	11.04	0.13		0.33	0.46	(0.02)	(0.10)	(0.12)
Year ended 3-31-2015	9.70	0.05		1.47	1.52	(0.18)	—	(0.18)
Year ended 3-31-2014	10.00	0.03		(0.23)	(0.20)	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.72	0.08		0.04	0.12	—	—	—
Year ended 3-31-2017	11.39	0.06		(0.23)	(0.17)	(0.38)	(0.12)	(0.50)
Year ended 3-31-2016	11.07	0.24		0.34	0.58	(0.15)	(0.11)	(0.26)
Year ended 3-31-2015	9.72	0.15		1.47	1.62	(0.27)	—	(0.27)
Year ended 3-31-2014	10.00	0.12		(0.24)	(0.12)	(0.16)	—	(0.16)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	10.67	0.00	*	0.17	0.17	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.70	0.05		0.02	0.07	—	—	—
Year ended 3-31-2017	11.39	0.04		(0.28)	(0.24)	(0.33)	(0.12)	(0.45)
Year ended 3-31-2016	11.05	0.18		0.34	0.52	(0.07)	(0.11)	(0.18)
Year ended 3-31-2015	9.70	0.09		1.47	1.56	(0.21)	—	(0.21)
Year ended 3-31-2014	10.00	0.06		(0.24)	(0.18)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.71	0.06		0.04	0.10	—	—	—
Year ended 3-31-2017	11.40	0.07		(0.27)	(0.20)	(0.37)	(0.12)	(0.49)
Year ended 3-31-2016	11.07	0.23		0.33	0.56	(0.12)	(0.11)	(0.23)
Year ended 3-31-2015	9.72	0.13		1.50	1.63	(0.28)	—	(0.28)
Year ended 3-31-2014	10.00	0.13		(0.24)	(0.11)	(0.17)	—	(0.17)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(8)	Ratio of expenses to average net assets excluding offering cost was 2.15%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.27%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

    .

54	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.81	1.03%	$19		1.51	%(4)	1.00	%(4)	1.75	%(4)	0.76	%(4)	15%
Year ended 3-31-2017	10.70	-1.79	35		1.51		1.09		1.63		0.97		54
Year ended 3-31-2016	11.39	5.27	65		1.51		2.08		1.76		1.83		59
Year ended 3-31-2015	11.06	16.77	43		1.50		1.31		1.83		0.98		53
Year ended 3-31-2014	9.72	-1.00	20		1.51		1.39		2.08		0.82		38
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.74	0.56	1		2.29	(4)	0.37	(4)	2.33	(4)	0.33	(4)	15
Year ended 3-31-2017	10.68	-2.50	1		2.31		0.26		—		—		54
Year ended 3-31-2016	11.38	4.36	1		2.33		1.42		—		—		59
Year ended 3-31-2015	11.04	15.74	1		2.34		0.57		—		—		53
Year ended 3-31-2014	9.70	-1.92	1		2.53	(8)	0.32		2.58		0.27		38
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.74	0.56	6		2.31	(4)	0.33	(4)	2.35	(4)	0.29	(4)	15
Year ended 3-31-2017	10.68	-2.52	8		2.29		-0.20		—		—		54
Year ended 3-31-2016	11.38	4.34	4		2.35		1.24		—		—		59
Year ended 3-31-2015	11.04	15.72	3		2.38		0.43		—		—		53
Year ended 3-31-2014	9.70	-1.91	2		2.53	(8)	0.33		2.58		0.28		38
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.12	69		1.16	(4)	1.54	(4)	1.38	(4)	1.32	(4)	15
Year ended 3-31-2017	10.72	-1.44	63		1.22		0.57		1.32		0.47		54
Year ended 3-31-2016	11.39	5.37	11		1.39		2.25		—		—		59
Year ended 3-31-2015	11.07	16.79	10		1.47		1.46		—		—		53
Year ended 3-31-2014	9.72	-1.09	8		1.65	(9)	1.20		1.70		1.15		38
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	10.84	1.59	—	*	1.16	(4)	0.02	(4)	1.30	(4)	-0.12	(4)	15	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	0.65	4		1.91	(4)	0.97	(4)	1.95	(4)	0.93	(4)	15
Year ended 3-31-2017	10.70	-2.11	2		1.90		0.39		—		—		54
Year ended 3-31-2016	11.39	4.78	2		1.99		1.66		—		—		59
Year ended 3-31-2015	11.05	16.15	2		2.07		0.88		—		—		53
Year ended 3-31-2014	9.70	-1.72	2		2.26	(10)	0.60		2.31		0.55		38
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.81	0.93	5		1.51	(4)	1.17	(4)	1.60	(4)	1.08	(4)	15
Year ended 3-31-2017	10.71	-1.77	5		1.50		0.63		1.56		0.57		54
Year ended 3-31-2016	11.40	5.25	4		1.51		2.19		1.67		2.03		59
Year ended 3-31-2015	11.07	16.87	5		1.51		1.26		1.71		1.06		53
Year ended 3-31-2014	9.72	-0.98	3		1.50		1.35		1.95		0.90		38

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	55

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$14.80	$(0.02)	$(0.25)	$(0.27)	$—	$—	$—
Year ended 3-31-2017	12.53	(0.03)	2.31	2.28	(0.01)	—	(0.01)
Year ended 3-31-2016	16.13	0.03	(3.63)	(3.60)	—	—	—
Year ended 3-31-2015	19.07	0.00 *	(2.94)	(2.94)	—	—	—
Year ended 3-31-2014	17.84	(0.02)	1.25	1.23	—	—	—
Year ended 3-31-2013	17.76	(0.03)	0.14	0.11	(0.03)	—	(0.03)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	12.57	(0.10)	(0.20)	(0.30)	—	—	—
Year ended 3-31-2017	10.75	(0.15)	1.97	1.82	—	—	—
Year ended 3-31-2016	13.98	(0.11)	(3.12)	(3.23)	—	—	—
Year ended 3-31-2015	16.67	(0.15)	(2.54)	(2.69)	—	—	—
Year ended 3-31-2014	15.73	(0.15)	1.09	0.94	—	—	—
Year ended 3-31-2013	15.76	(0.14)	0.11	(0.03)	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.39	(0.06)	(0.20)	(0.26)	—	—	—
Year ended 3-31-2017	10.55	(0.10)	1.94	1.84	—	—	—
Year ended 3-31-2016	13.67	(0.06)	(3.06)	(3.12)	—	—	—
Year ended 3-31-2015	16.26	(0.10)	(2.49)	(2.59)	—	—	—
Year ended 3-31-2014	15.31	(0.11)	1.06	0.95	—	—	—
Year ended 3-31-2013	15.31	(0.11)	0.11	0.00	—	—	—
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	15.15	0.01	(0.25)	(0.24)	—	—	—
Year ended 3-31-2017	12.81	0.04	2.37	2.41	(0.07)	—	(0.07)
Year ended 3-31-2016	16.43	0.09	(3.71)	(3.62)	—	—	—
Year ended 3-31-2015	19.36	0.06	(2.99)	(2.93)	—	—	—
Year ended 3-31-2014	18.06	0.04	1.26	1.30	—	—	—
Year ended 3-31-2013	17.96	0.01	0.15	0.16	(0.06)	—	(0.06)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	15.40	0.01	(0.25)	(0.24)	—	—	—
Year ended 3-31-2017	13.02	0.05	2.41	2.46	(0.08)	—	(0.08)
Year ended 3-31-2016	16.69	0.10	(3.77)	(3.67)	—	—	—
Year ended 3-31-2015	19.63	0.09	(3.03)	(2.94)	—	—	—
Year ended 3-31-2014	18.28	0.07	1.28	1.35	—	—	—
Year ended 3-31-2013	18.19	0.06	0.14	0.20	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	15.44	0.03	(0.25)	(0.22)	—	—	—
Year ended 3-31-2017	13.06	0.07	2.42	2.49	(0.11)	—	(0.11)
Year ended 3-31-2016	16.70	0.13	(3.77)	(3.64)	—	—	—
Year ended 3-31-2015(6)	20.86	0.11	(4.27)	(4.16)	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	14.61	(0.03)	(0.23)	(0.26)	—	—	—
Year ended 3-31-2017	12.37	(0.04)	2.28	2.24	—	—	—
Year ended 3-31-2016	15.94	0.01	(3.58)	(3.57)	—	—	—
Year ended 3-31-2015	18.87	(0.02)	(2.91)	(2.93)	—	—	—
Year ended 3-31-2014	17.67	(0.04)	1.24	1.20	—	—	—
Year ended 3-31-2013	17.58	(0.05)	0.14	0.09	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	15.14	0.00 *	(0.25)	(0.25)	—	—	—
Year ended 3-31-2017	12.80	0.01	2.38	2.39	(0.05)	—	(0.05)
Year ended 3-31-2016	16.45	0.06	(3.71)	(3.65)	—	—	—
Year ended 3-31-2015	19.39	0.04	(2.98)	(2.94)	—	—	—
Year ended 3-31-2014	18.10	0.02	1.27	1.29	—	—	—
Year ended 3-31-2013	18.02	0.02	0.13	0.15	(0.07)	—	(0.07)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

56	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$14.53	-1.82%		$293	1.76	%(4)	-0.34	%(4)	—%		—%		6%
Year ended 3-31-2017	14.80	18.19		329	1.72		-0.22		—		—		64
Year ended 3-31-2016	12.53	-22.32		415	1.66		0.18		—		—		17
Year ended 3-31-2015	16.13	-15.42		645	1.57		-0.03		—		—		22
Year ended 3-31-2014	19.07	6.90		1,008	1.56		-0.09		—		—		100
Year ended 3-31-2013	17.84	0.64		1,375	1.52		-0.18		—		—		83
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	12.27	-2.39		5	2.99	(4)	-1.60	(4)	—		—		6
Year ended 3-31-2017	12.57	16.93		7	2.77		-1.27		—		—		64
Year ended 3-31-2016	10.75	-23.10		10	2.65		-0.85		—		—		17
Year ended 3-31-2015	13.98	-16.14		21	2.47		-0.95		—		—		22
Year ended 3-31-2014	16.67	5.98		40	2.41		-0.95		—		—		100
Year ended 3-31-2013	15.73	-0.19		69	2.33		-0.97		—		—		83
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.13	-2.10		79	2.40	(4)	-1.00	(4)	—		—		6
Year ended 3-31-2017	12.39	17.44		100	2.34		-0.84		—		—		64
Year ended 3-31-2016	10.55	-22.82		110	2.30		-0.47		—		—		17
Year ended 3-31-2015	13.67	-15.93		187	2.20		-0.65		—		—		22
Year ended 3-31-2014	16.26	6.21		291	2.18		-0.72		—		—		100
Year ended 3-31-2013	15.31	0.00	*	410	2.13		-0.78		—		—		83
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	14.91	-1.58		5	1.27	(4)	0.16	(4)	2.22	(4)	-0.79	(4)	6
Year ended 3-31-2017	15.15	18.77		5	1.27		0.25		2.19		-0.67		64
Year ended 3-31-2016	12.81	-22.03		4	1.26		0.59		2.21		-0.36		17
Year ended 3-31-2015	16.43	-15.13		6	1.27		0.32		2.03		-0.44		22
Year ended 3-31-2014	19.36	7.20		7	1.27		0.20		2.12		-0.64		100
Year ended 3-31-2013	18.06	0.91		7	1.27		0.05		2.21		-0.89		83
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	15.16	-1.56		166	1.24	(4)	0.18	(4)	—		—		6
Year ended 3-31-2017	15.40	18.88		188	1.19		0.33		—		—		64
Year ended 3-31-2016	13.02	-21.99		103	1.16		0.67		—		—		17
Year ended 3-31-2015	16.69	-14.98		174	1.11		0.47		—		—		22
Year ended 3-31-2014	19.63	7.39		224	1.08		0.37		—		—		100
Year ended 3-31-2013	18.28	1.14		484	1.05		0.32		—		—		83
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	15.22	-1.42		9	1.06	(4)	0.36	(4)	—		—		6
Year ended 3-31-2017	15.44	19.01		10	1.02		0.48		—		—		64
Year ended 3-31-2016	13.06	-21.80		11	1.00		0.92		—		—		17
Year ended 3-31-2015(6)	16.70	-19.94		5	0.95	(4)	0.97	(4)	—		—		22	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	14.35	-1.78		23	1.81	(4)	-0.39	(4)	—		—		6
Year ended 3-31-2017	14.61	18.11		26	1.77		-0.25		—		—		64
Year ended 3-31-2016	12.37	-22.40		24	1.75		0.10		—		—		17
Year ended 3-31-2015	15.94	-15.53		33	1.69		-0.12		—		—		22
Year ended 3-31-2014	18.87	6.79		43	1.67		-0.20		—		—		100
Year ended 3-31-2013	17.67	0.51		50	1.63		-0.30		—		—		83
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	14.89	-1.65		28	1.46	(4)	-0.04	(4)	—		—		6
Year ended 3-31-2017	15.14	18.63		32	1.43		0.08		—		—		64
Year ended 3-31-2016	12.80	-22.19		33	1.40		0.42		—		—		17
Year ended 3-31-2015	16.45	-15.16		60	1.35		0.20		—		—		22
Year ended 3-31-2014	19.39	7.07		88	1.33		0.10		—		—		100
Year ended 3-31-2013	18.10	0.93		186	1.27		0.11		1.29		0.09		83

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$56.65	$(0.19)	$9.24	$9.05	$—	$—	$—
Year ended 3-31-2017	46.35	(0.32)	10.62	10.30	—	—	—
Year ended 3-31-2016	55.95	(0.35)	(7.99)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.71	(0.36)	4.77	4.41	—	(1.17)	(1.17)
Year ended 3-31-2014	39.79	(0.30)	14.54	14.24	—	(1.32)	(1.32)
Year ended 3-31-2013	33.54	(0.27)	6.71	6.44	—	(0.19)	(0.19)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	47.68	(0.36)	7.76	7.40	—	—	—
Year ended 3-31-2017	39.32	(0.59)	8.95	8.36	—	—	—
Year ended 3-31-2016	48.01	(0.63)	(6.80)	(7.43)	—	(1.26)	(1.26)
Year ended 3-31-2015	45.73	(0.65)	4.10	3.45	—	(1.17)	(1.17)
Year ended 3-31-2014	34.92	(0.59)	12.72	12.13	—	(1.32)	(1.32)
Year ended 3-31-2013	29.69	(0.48)	5.90	5.42	—	(0.19)	(0.19)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	49.39	(0.36)	8.04	7.68	—	—	—
Year ended 3-31-2017	40.70	(0.59)	9.28	8.69	—	—	—
Year ended 3-31-2016	49.63	(0.63)	(7.04)	(7.67)	—	(1.26)	(1.26)
Year ended 3-31-2015	47.21	(0.65)	4.24	3.59	—	(1.17)	(1.17)
Year ended 3-31-2014	35.99	(0.58)	13.12	12.54	—	(1.32)	(1.32)
Year ended 3-31-2013	30.57	(0.47)	6.08	5.61	—	(0.19)	(0.19)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	56.28	(0.20)	9.19	8.99	—	—	—
Year ended 3-31-2017	46.08	(0.33)	10.53	10.20	—	—	—
Year ended 3-31-2016	55.70	(0.42)	(7.94)	(8.36)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.57	(0.45)	4.75	4.30	—	(1.17)	(1.17)
Year ended 3-31-2014	39.74	(0.38)	14.53	14.15	—	(1.32)	(1.32)
Year ended 3-31-2013	33.48	(0.29)	6.74	6.45	—	(0.19)	(0.19)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	61.88	(0.12)	10.10	9.98	—	—	—
Year ended 3-31-2017	50.49	(0.19)	11.58	11.39	—	—	—
Year ended 3-31-2016	60.64	(0.22)	(8.67)	(8.89)	—	(1.26)	(1.26)
Year ended 3-31-2015	56.87	(0.23)	5.17	4.94	—	(1.17)	(1.17)
Year ended 3-31-2014	42.72	(0.19)	15.66	15.47	—	(1.32)	(1.32)
Year ended 3-31-2013	35.88	(0.17)	7.20	7.03	—	(0.19)	(0.19)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	62.13	(0.07)	10.14	10.07	—	—	—
Year ended 3-31-2017	50.62	(0.10)	11.61	11.51	—	—	—
Year ended 3-31-2016	60.70	(0.12)	(8.70)	(8.82)	—	(1.26)	(1.26)
Year ended 3-31-2015(6)	57.21	(0.12)	4.78	4.66	—	(1.17)	(1.17)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	55.38	(0.28)	9.02	8.74	—	—	—
Year ended 3-31-2017	45.45	(0.46)	10.39	9.93	—	—	—
Year ended 3-31-2016	55.05	(0.49)	(7.85)	(8.34)	—	(1.26)	(1.26)
Year ended 3-31-2015	52.04	(0.52)	4.70	4.18	—	(1.17)	(1.17)
Year ended 3-31-2014	39.42	(0.46)	14.40	13.94	—	(1.32)	(1.32)
Year ended 3-31-2013	33.32	(0.36)	6.65	6.29	—	(0.19)	(0.19)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	59.54	(0.20)	9.72	9.52	—	—	—
Year ended 3-31-2017	48.70	(0.31)	11.15	10.84	—	—	—
Year ended 3-31-2016	58.68	(0.34)	(8.38)	(8.72)	—	(1.26)	(1.26)
Year ended 3-31-2015	55.20	(0.35)	5.00	4.65	—	(1.17)	(1.17)
Year ended 3-31-2014	41.60	(0.31)	15.23	14.92	—	(1.32)	(1.32)
Year ended 3-31-2013	35.03	(0.26)	7.02	6.76	—	(0.19)	(0.19)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

    .

58	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$65.70	15.97%	$1,090	1.25	%(4)	-0.62	%(4)	—%		—%		11%
Year ended 3-31-2017	56.65	22.22	1,026	1.30		-0.66		—		—		16
Year ended 3-31-2016	46.35	-15.10	1,790	1.28		-0.69		—		—		24
Year ended 3-31-2015	55.95	8.48	2,198	1.26		-0.67		—		—		32
Year ended 3-31-2014	52.71	35.99	1,998	1.26		-0.63		—		—		35
Year ended 3-31-2013	39.79	19.28	759	1.37		-0.79		—		—		43
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	55.08	15.54	45	2.02	(4)	-1.40	(4)	—		—		11
Year ended 3-31-2017	47.68	21.26	48	2.06		-1.41		—		—		16
Year ended 3-31-2016	39.32	-15.71	52	2.02		-1.42		—		—		24
Year ended 3-31-2015	48.01	7.67	69	2.01		-1.42		—		—		32
Year ended 3-31-2014	45.73	34.91	71	2.04		-1.42		—		—		35
Year ended 3-31-2013	34.92	18.37	40	2.17		-1.59		—		—		43
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	57.07	15.57	690	1.98	(4)	-1.35	(4)	—		—		11
Year ended 3-31-2017	49.39	21.35	683	2.00		-1.35		—		—		16
Year ended 3-31-2016	40.70	-15.68	833	1.97		-1.37		—		—		24
Year ended 3-31-2015	49.63	7.73	999	1.95		-1.37		—		—		32
Year ended 3-31-2014	47.21	35.02	776	1.97		-1.34		—		—		35
Year ended 3-31-2013	35.99	18.47	278	2.07		-1.50		—		—		43
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	65.27	15.97	30	1.30	(4)	-0.67	(4)	1.49	(4)	-0.86	(4)	11
Year ended 3-31-2017	56.28	22.13	25	1.33		-0.67		1.58		-0.92		16
Year ended 3-31-2016	46.08	-15.21	21	1.41		-0.82		1.54		-0.95		24
Year ended 3-31-2015	55.70	8.29	22	1.43		-0.84		1.55		-0.96		32
Year ended 3-31-2014	52.57	35.80	17	1.43		-0.80		1.63		-1.00		35
Year ended 3-31-2013	39.74	19.31	9	1.43		-0.85		1.91		-1.33		43
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	71.86	16.13	1,456	0.99	(4)	-0.37	(4)	—		—		11
Year ended 3-31-2017	61.88	22.56	1,327	1.00		-0.35		—		—		16
Year ended 3-31-2016	50.49	-14.84	1,364	0.97		-0.39		—		—		24
Year ended 3-31-2015	60.64	8.79	1,871	0.97		-0.39		—		—		32
Year ended 3-31-2014	56.87	36.37	1,411	0.99		-0.36		—		—		35
Year ended 3-31-2013	42.72	19.70	322	1.04		-0.46		—		—		43
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	72.20	16.22	98	0.85	(4)	-0.22	(4)	—		—		11
Year ended 3-31-2017	62.13	22.74	93	0.85		-0.18		—		—		16
Year ended 3-31-2016	50.62	-14.71	65	0.83		-0.22		—		—		24
Year ended 3-31-2015(6)	60.70	8.25	12	0.82	(4)	-0.32	(4)	—		—		32	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	64.12	15.78	125	1.59	(4)	-0.96	(4)	—		—		11
Year ended 3-31-2017	55.38	21.85	108	1.59		-0.94		—		—		16
Year ended 3-31-2016	45.45	-15.35	110	1.57		-0.98		—		—		24
Year ended 3-31-2015	55.05	8.15	114	1.57		-0.98		—		—		32
Year ended 3-31-2014	52.04	35.56	105	1.59		-0.96		—		—		35
Year ended 3-31-2013	39.42	18.96	56	1.64		-1.07		—		—		43
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	69.06	15.99	669	1.24	(4)	-0.61	(4)	—		—		11
Year ended 3-31-2017	59.54	22.26	644	1.24		-0.59		—		—		16
Year ended 3-31-2016	48.70	-15.04	754	1.22		-0.63		—		—		24
Year ended 3-31-2015	58.68	8.53	1,030	1.22		-0.63		—		—		32
Year ended 3-31-2014	55.20	36.02	1,043	1.24		-0.61		—		—		35
Year ended 3-31-2013	41.60	19.40	552	1.29		-0.71		—		—		43

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	59

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Natural Resources Fund and Ivy Science and Technology Fund (each, a “Fund”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class N, Class Y, and Class R shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Certain Funds may also offer Class E shares. Class E shares are closed for all investments in the Ivy Balanced Fund and Ivy Energy Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

60	SEMIANNUAL REPORT	2017

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

2017	SEMIANNUAL REPORT	61

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

62	SEMIANNUAL REPORT	2017

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. The Board of Trustees of the Waddell & Reed Advisors Funds (“WRA Funds”) approved a Reorganization Plan, in which each WRA Fund has been reorganized into a corresponding fund within Ivy Funds, a trust whose investment advisor is IICO, an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”). This means that the corresponding fund within Ivy Funds received all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, distributed those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund became shareholders of the corresponding Ivy Fund. Under the Reorganization Plan, each WRA Fund was reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
WRA Energy Fund	Ivy Energy Fund

The Reorganization took place on October 16, 2017.

On November 14, 2017, the Board of Trustees of the WRA Funds adopted a resolution in which the WRA Funds will be reorganized into a corresponding series of the Ivy Funds, an affiliated investment company, as shown in the table below. This means that the corresponding fund within Ivy Funds will receive all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, will distribute those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund will become shareholders of the corresponding Ivy Fund. Under the Reorganization Plan, each WRA Fund will be reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
WRA Continental Income Fund	Ivy Balanced Fund
WRA Science and Technology Fund	Ivy Science and Technology Fund

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition,

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market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in

64	SEMIANNUAL REPORT	2017

Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

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U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Natural Resources Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

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Ivy Asset Strategy Fund and Ivy Science and Technology Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Asset Strategy Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Asset Strategy Fund
Investments in unaffiliated securities at value*	$448	$—	$448	$(448)	$—	$—	$—
Swap agreements, at value	5,361	—	5,361	—	—	(4,700)	661
Total	$5,809	$—	$5,809	$(448)	$—	$(4,700)	$661
Ivy Science and Technology Fund
Investments in unaffiliated securities at value*	$23	$—	$23	$(4)	$—	$—	$19

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

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Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Asset Strategy Fund
Written options at value	$1,039	$—	$1,039	$(448)	$(591)	$—	$—
Ivy Natural Resources Fund
Unrealized depreciation on forward foreign currency contracts	$1,746	$—	$1,746	$—	$(1,746)	$—	$—
Ivy Science and Technology Fund
Written options at value	$4	$—	$4	$(4)	$—	$—	$—

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2017:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Asset Strategy Fund	Equity	Investments in unaffiliated securities at value*	$448	Written options at value	$1,039
		Swap agreements, at value	5,361		—
Ivy Natural Resources Fund	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	1,746
Ivy Science and Technology Fund	Equity	Investments in unaffiliated securities at value*	23	Written options at value	4

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2017:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(838)	$10,295	$—	$723	$—	$10,180
Ivy Natural Resources Fund	Foreign currency	—	—	—	—	(4,004)	(4,004)
Ivy Science and Technology Fund	Equity	198	—	—	957	—	1,155

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2017:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(566)	$(289)	$—	$156	$—	$(699)
Ivy Natural Resources Fund	Foreign currency	—	—	—	—	(1,031)	(1,031)
Ivy Science and Technology Fund	Equity	(1,932)	—	—	219	—	(1,713)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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During the period ended September 30, 2017, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Asset Strategy Fund	$—	$—	$—	$70,961	$155	$223
Ivy Natural Resources Fund	784	—	—	—	—	—
Ivy Science and Technology Fund	—	—	—	—	717	409

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-17	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-17
Ivy Asset Strategy Fund
Number of Contracts	N/A	12,465	(7,361)	—	—	5,104
Notional Amount	N/A	1,246	(736)	–	—	510
Premium Received	N/A	$2,629	$(1,434)	$—	$—	$1,195

Ivy Science and Technology Fund
Number of Contracts	N/A	108,348	(66,621)	(9,368)	(24,667)	7,692
Notional Amount	N/A	10,835	(6,662)	(937)	(2,467)	769
Premium Received	N/A	$4,305	$(3,251)	$(470)	$(361)	$223

6.	BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2017 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,657,846	$206,853	5.66%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	3,657,846	18,727	0.51%

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7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS
($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $8,000M	$8,000 to $10,000M	$10,000 to $13,000M	$13,000 to $28,000M	$28,000 to $53,000M	Over $53,000M
Ivy Advantus Real Estate Securities Fund	0.900%	0.900%	0.870%	0.840%	0.800%	0.760%	0.760%	0.720%	0.720%	0.720%	0.720%
Ivy Asset Strategy Fund	0.700	0.700	0.650	0.600	0.550	0.550	0.550	0.550	0.550	0.545	0.540
Ivy Balanced Fund	0.700	0.700	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530	0.530
Ivy Energy Fund	0.850	0.850	0.830	0.800	0.760	0.750	0.750	0.740	0.740	0.740	0.740
Ivy LaSalle Global Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy LaSalle Global Risk-Managed Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Ivy Natural Resources Fund	1.000	0.850	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700	0.700
Ivy Science and Technology Fund	0.850	0.850	0.830	0.800	0.760	0.760	0.755	0.755	0.750	0.750	0.750

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2017.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Advantus Capital Management, Inc. (“Advantus”), Advantus serves as subadviser to Ivy Advantus Real Estate Securities Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser to Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce

70	SEMIANNUAL REPORT	2017

that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2017, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales	CDSC							Commissions
	Commissions	Class A		Class B		Class C		Class E	Paid(1)
Ivy Advantus Real Estate Securities Fund	$82	$4		$1		$—	*	$—	$67
Ivy Asset Strategy Fund	161	1		97		25		—	158
Ivy Balanced Fund	243	—	*	59		22		—	245
Ivy Energy Fund	66	19		3		6		—	66
Ivy LaSalle Global Real Estate Fund	9	—		—		—	*	N/A	8
Ivy LaSalle Global Risk-Managed Real Estate Fund	12	—	*	—	*	1		N/A	11
Ivy Natural Resources Fund	105	—	*	2		1		—	89
Ivy Science and Technology Fund	368	—	*	50		10		—	349

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

2017	SEMIANNUAL REPORT	71

Expense Reimbursements and/or Waivers. IICO, the Fund’s investment manager, IDI, the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2017 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Advantus Real Estate Securities Fund	All Classes	Contractual	12-3-2012	7-31-2018	N/A	$303	(1)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2018	1.43%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2018	1.00%	$54		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Balanced Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Energy Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy LaSalle Global Real Estate Fund	All Classes	Contractual	1-12-2017	7-31-2018	N/A	$68	(2)	Investment Management Fee
	Class A	Contractual	4-1-2013	7-31-2018	1.51%	$5		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-12-2017	7-31-2018	1.05%	$33		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2018	1.05%	$1		Shareholder Servicing
	Class Y	Contractual	4-1-2013	7-31-2018	Not to exceed Class A	$—		N/A
Ivy LaSalle Global Risk-Managed Real Estate Fund	All Classes	Contractual	1-12-2017	7-31-2018	N/A	$22	(2)	Investment Management Fee
	Class A	Contractual	4-1-2013	7-31-2018	1.51%	$23		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2016	7-31-2018	1.16%	$64		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	$—	*	Shareholder Servicing
	Class Y	Contractual	4-1-2013	7-31-2018	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Natural Resources Fund	Class E	Contractual	8-1-2008	7-31-2018	1.27%	$22		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Science and Technology Fund	Class E	Contractual	8-1-2008	7-31-2018	1.30%	$25		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	The Fund’s investment management fee is being reduced by 0.10% of average daily net assets until July 31, 2018.

(2)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

72	SEMIANNUAL REPORT	2017

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2017.

9.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2017 follows:

	3-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/ (Loss)	Distributions Received	9-30-17 Share Balance	9-30-17 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Asset Strategy Fund
Media Group Holdings LLC, Series H(1)	640	$—	$—	$—	$—	640	$3,000	$(2,865)
Media Group Holdings LLC, Series I	381	—	(123,222)	(81,330)	—	N/A	N/A	88,024
Media Group Holdings LLC, Series T(1)	80	—	—	—	—	80	15,140	(14,790)

				$(81,330)	$—		$18,140	$70,369

	3-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/ (Loss)	Distributions Received	9-30-17 Share Balance	9-30-17 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Science and Technology Fund
ACI Worldwide, Inc.(1)	7,802	$—	$—	$—	$—	7,802	$177,740	$10,845
Arcadia Biosciences, Inc.(2)	2,456	—	(4,111)	(3,760)	—	N/A	N/A	17,784
Avinger, Inc.(2)	3,125	—	(20,598)	(18,838)	—	N/A	N/A	14,659
BioAmber, Inc.(2)	3,813	—	(30,425)	(29,258)	—	N/A	N/A	21,578
BioAmber, Inc., expires 5-9-17(2)	1,276	—	—	—	—	N/A	N/A	393
Evogene Ltd.(1)	1,465	—	—	—	—	1,465	6,461	(1,369)
Marrone Bio Innovations, Inc.(1)	2,608	—	—	—	—	2,608	2,999	(2,086)
Marrone Bio Innovations, Inc., expires 8-20-23	2,390	—	—	—	—	2,390	–	(95)
Rambus, Inc.(1)	5,497	—	—	—	—	5,497	73,386	28,513
Silver Spring Networks, Inc.(2)	4,105	—	(73,361)	(10,388)	—	N/A	N/A	27,020
WNS (Holdings) Ltd. ADR(1)	5,463	—	(18,800)	12,282	—	4,581	167,219	29,710

				$(49,962)	$—		$427,805	$146,952

	3-31-17 Principal Balance				Interest Received	9-30-17 Principal Balance		Net Change in Unrealized Depreciation
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	$23,900	$—	$—	$—	$948	$23,900	$23,991	$(12)

(1)	No dividends were paid during the preceding 12 months.

(2)	No longer affiliated as of September 30, 2017.

2017	SEMIANNUAL REPORT	73

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2017, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Advantus Real Estate Securities Fund	$—	$190,945	$—	$270,723
Ivy Asset Strategy Fund	—	344,758	1,019	1,200,372
Ivy Balanced Fund	14,078	268,998	5,155	638,207
Ivy Energy Fund	—	20,647	—	43,293
Ivy LaSalle Global Real Estate Fund	—	63,230	—	15,041
Ivy LaSalle Global Risk-Managed Real Estate Fund	—	16,119	—	26,484
Ivy Natural Resources Fund	—	36,468	—	121,586
Ivy Science and Technology Fund	—	435,955	—	791,026

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Advantus Real Estate Securities Fund				Ivy Asset Strategy Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	261	$6,940	1,944	$55,447	2,759	$61,993	5,838	$122,856
Class B	1	25	24	678	9	189	46	922
Class C	11	273	144	4,105	393	8,370	1,693	33,938
Class E	6	149	38	1,105	58	1,300	194	4,097
Class I	883	23,640	9,059	260,845	2,108	48,200	26,993	571,008
Class N	28	740	35	973	37	854	604	12,885
Class R	5	138	30	871	144	3,192	621	12,927
Class Y	64	1,693	531	15,402	211	4,765	1,161	24,456
Shares issued in reinvestment of distributions to shareholders:
Class A	16	439	1,018	26,334	—	—	—	—
Class B	—	—	13	323	—	—	—	—
Class C	—	—	59	1,496	—	—	—	—
Class E	— *	7	14	369	—	—	—	—
Class I	32	864	735	18,999	—	—	—	—
Class N	1	19	10	274	—	—	—	—
Class R	— *	1	4	109	—	—	—	—
Class Y	12	325	516	13,341	—	—	—	—
Shares redeemed:
Class A	(1,480)	(39,342)	(10,732)	(305,675)	(11,453)	(257,320)	(97,094)	(2,039,468)
Class B	(26)	(662)	(66)	(1,790)	(1,790)	(37,737)	(7,749)	(154,123)
Class C	(109)	(2,826)	(255)	(6,917)	(16,972)	(360,379)	(114,307)	(2,289,013)
Class E	(15)	(388)	(26)	(733)	(229)	(5,169)	(1,006)	(21,241)
Class I	(1,616)	(43,225)	(2,290)	(63,768)	(17,239)	(387,588)	(97,150)	(2,069,199)
Class N	(22)	(587)	(36)	(1,017)	(166)	(3,777)	(563)	(12,093)
Class R	(22)	(578)	(26)	(735)	(630)	(13,976)	(2,762)	(57,472)
Class Y	(760)	(20,229)	(1,375)	(37,525)	(2,588)	(58,091)	(14,846)	(312,587)
Net decrease	(2,730)	$(72,584)	(632)	$(17,489)	(45,348)	$(995,174)	(298,327)	$(6,172,107)

*	Not shown due to rounding.

74	SEMIANNUAL REPORT	2017

	Ivy Balanced Fund				Ivy Energy Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,517	$37,218	9,363	$219,911	1,466	$16,741	6,118	$79,185
Class B	54	1,304	798	18,523	19	199	95	1,161
Class C	638	15,511	6,853	159,771	284	3,018	1,540	18,711
Class E	—	—	—	—	—	—	—	—
Class I	3,005	73,685	28,861	672,214	4,375	51,260	13,750	184,444
Class N	172	4,225	291	6,841	300	3,584	792	10,642
Class R	35	862	185	4,367	341	3,871	1,092	14,314
Class Y	128	3,132	1,032	24,290	1,605	18,637	3,569	48,220
Shares issued in reinvestment of distributions to shareholders:
Class A	230	5,649	775	18,249	—	—	—	—
Class B	13	322	49	1,150	—	—	—	—
Class C	132	3,209	503	11,750	—	—	—	—
Class E	— *	2	— *	2	—	—	—	—
Class I	243	5,974	690	16,284	—	—	—	—
Class N	5	131	11	253	—	—	—	—
Class R	4	90	10	244	—	—	—	—
Class Y	18	445	82	1,939	—	—	—	—
Shares redeemed:
Class A	(5,294)	(129,933)	(38,939)	(909,674)	(3,331)	(37,550)	(12,173)	(154,744)
Class B	(594)	(14,408)	(1,185)	(27,833)	(93)	(969)	(116)	(1,373)
Class C	(6,168)	(150,040)	(17,117)	(402,578)	(1,498)	(15,720)	(2,372)	(29,004)
Class E	—	—	—	—	—	—	—	—
Class I	(6,658)	(163,327)	(18,097)	(429,246)	(3,712)	(43,084)	(5,126)	(69,280)
Class N	(114)	(2,807)	(116)	(2,754)	(267)	(3,092)	(313)	(4,201)
Class R	(72)	(1,764)	(197)	(4,683)	(292)	(3,351)	(883)	(11,675)
Class Y	(917)	(22,620)	(3,621)	(85,832)	(1,494)	(17,528)	(3,456)	(46,422)
Net increase (decrease)	(13,623)	$(333,140)	(29,769)	$(706,812)	(2,297)	$(23,984)	2,517	$39,978

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	75

	Ivy LaSalle Global Real Estate Fund				Ivy LaSalle Global Risk-Managed Real Estate Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	81	$851	450	$4,678	122	$1,321	4,447	$49,992
Class B	—	—	4	42	—	—	29	334
Class C	3	33	31	321	9	101	536	6,071
Class I	5,272	54,635	2,332	23,824	2,408	26,180	7,668	84,172
Class N	4,713	49,275	N/A	N/A	30	317	N/A	N/A
Class R	— *	4	1	13	175	1,882	22	251
Class Y	— *	3	7	78	19	204	535	6,150
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	52	528	—	—	238	2,576
Class B	—	—	— *	1	—	—	2	17
Class C	—	—	1	7	—	—	13	141
Class I	—	—	16	158	—	—	135	1,409
Class N	—	—	N/A	N/A	—	—	N/A	N/A
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	— *	1	—	—	5	51
Shares redeemed:
Class A	(303)	(3,168)	(2,127)	(21,684)	(1,660)	(18,076)	(7,037)	(77,168)
Class B	(3)	(28)	(4)	(41)	(5)	(54)	(36)	(386)
Class C	(13)	(139)	(26)	(270)	(145)	(1,556)	(171)	(1,827)
Class I	(4,858)	(50,724)	(676)	(6,981)	(1,992)	(21,528)	(2,879)	(31,690)
Class N	(246)	(2,608)	(N/A	N/A	(2)	(25)	N/A	N/A
Class R	(1)	(10)	— *	(2)	(10)	(103)	(4)	(39)
Class Y	— *	(4)	(22)	(229)	(38)	(413)	(433)	(4,993)
Net increase (decrease)	4,645	$48,120	39	$444	(1,089)	$(11,750)	3,070	$35,061

*	Not shown due to rounding.

76	SEMIANNUAL REPORT	2017

	Ivy Natural Resources Fund				Ivy Science and Technology Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	888	$12,516	2,526	$35,828	1,203	$72,672	3,424	$168,361
Class B	2	26	26	312	22	1,100	68	2,863
Class C	88	1,031	439	5,259	330	17,395	1,021	44,274
Class E	13	189	69	1,026	37	2,259	82	4,083
Class I	1,121	16,355	9,500	136,570	3,203	211,692	12,351	658,557
Class N	140	1,997	181	2,741	259	17,170	734	38,993
Class R	127	1,744	593	8,413	295	17,335	513	25,118
Class Y	119	1,714	506	7,433	1,137	72,220	2,220	116,203
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	14	212	—	—	—	—
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class E	—	—	1	22	—	—	—	—
Class I	—	—	57	926	—	—	—	—
Class N	—	—	4	71	—	—	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	6	100	—	—	—	—
Shares redeemed:
Class A	(2,942)	(40,990)	(13,419)	(185,253)	(2,734)	(165,136)	(23,945)	(1,165,345)
Class B	(181)	(2,168)	(371)	(4,522)	(204)	(10,293)	(402)	(16,794)
Class C	(1,657)	(19,425)	(2,764)	(33,166)	(2,062)	(108,570)	(7,661)	(332,575)
Class E	(41)	(584)	(84)	(1,230)	(31)	(1,914)	(84)	(4,134)
Class I	(2,370)	(34,530)	(5,210)	(77,678)	(4,365)	(289,951)	(17,919)	(962,281)
Class N	(202)	(3,014)	(382)	(5,661)	(390)	(26,833)	(525)	(28,719)
Class R	(306)	(4,241)	(768)	(10,820)	(305)	(18,041)	(975)	(47,192)
Class Y	(326)	(4,699)	(1,019)	(14,998)	(2,272)	(144,291)	(6,875)	(359,516)
Net decrease	(5,527)	$(74,079)	(10,095)	$(134,415)	(5,877)	$(353,186)	(37,973)	$(1,858,104)

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Advantus Real Estate Securities Fund	$435,089	$135,125	$5,443	$129,682
Ivy Asset Strategy Fund	3,665,127	617,477	629,013	(11,536)
Ivy Balanced Fund	1,721,311	289,101	82,993	206,108
Ivy Energy Fund	444,595	52,684	33,902	18,782
Ivy LaSalle Global Real Estate Fund	81,424	3,599	1,748	1,851
Ivy LaSalle Global Risk-Managed Real Estate Fund	101,717	5,027	3,899	1,128
Ivy Natural Resources Fund	594,251	104,031	82,501	21,530
Ivy Science and Technology Fund	2,127,270	2,172,915	100,633	2,072,282

2017	SEMIANNUAL REPORT	77

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Advantus Real Estate Securities Fund	$223	$33,280	$—	$5,709	$—
Ivy Asset Strategy Fund	4,361	—	—	—	—
Ivy Balanced Fund	11,201	30,589	—	—	—
Ivy Energy Fund	—	—	—	—	1,201
Ivy LaSalle Global Real Estate Fund	—	36	—	—	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	39	101	—	712	—
Ivy Natural Resources Fund	—	—	—	—	—
Ivy Science and Technology Fund	—	112,084	—	—	5,730

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Advantus Real Estate Securities Fund	$12,802	$49,890	$10,986	$28,841
Ivy Asset Strategy Fund	—	—	37,222	959,717
Ivy Balanced Fund	28,198	28,965	48,087	100,678
Ivy Energy Fund	—	—	—	—
Ivy LaSalle Global Real Estate Fund	638	137	711	368
Ivy LaSalle Global Risk-Managed Real Estate Fund	3,629	1,360	912	528
Ivy Natural Resources Fund	1,442	—	—	—
Ivy Science and Technology Fund	—	—	—	144,996

(1)	Includes short-term capital gains, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Advantus Real Estate Securities Fund	$—	$—	$—	$—
Ivy Asset Strategy Fund	—	—	70,840	—
Ivy Balanced Fund	—	—	—	—
Ivy Energy Fund	6,022	—	38,989	51,576
Ivy LaSalle Global Real Estate Fund	—	—	—	—
Ivy LaSalle Global Risk-Managed Real Estate Fund	—	—	—	—
Ivy Natural Resources Fund	1,529,206	—	263,604	357,904
Ivy Science and Technology Fund	—	—	—	—

78	SEMIANNUAL REPORT	2017

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS	IVY FUNDS

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 15 and 16, 2017, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Advantus Bond Fund and Ivy Advantus Real Estate Securities Fund);

•	Mackenzie Financial Corporation (with respect to Ivy Cundill Global Value Fund);

•	LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (with respect to Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund and Ivy Apollo Multi-Asset Income Fund); and

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) Pte Ltd. (with respect to the Ivy Emerging Markets Local Currency Debt Fund)

•	Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund)

•	Apollo Credit Management, LLC (Ivy Apollo Multi–Asset Income Fund and Ivy Apollo Strategic Income Fund)

Each such subadviser referred to herein as a “Subadviser.”

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO and the Subadvisers. Independent legal counsel explained the factors that the Board should consider as part of its review of the various agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with each series of the Trust (each a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”), an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2017. They further reviewed these materials among themselves, with their independent legal counsel and the independent fee consultant, and with the other Board members at executive sessions of the Independent Trustees at the August 15th and 16th Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted by independent legal counsel to the Independent Trustees.

The Board also took into account the report from its Investment Oversight Committee (the “IOC”), in light of that committee’s duties to assist the Board in the 15(c) process. The IOC had reported to the Board on its review of the overall performance of the Funds, IICO’s investment risk management function, and the proposed and on-going changes IICO has been considering for itself, the Trust and the overall fund complex. As such, the Board examined all of IICO’s activities (both taken and proposed) in light of the Funds’ performance and expense structure, as well as the proposed overall rationalization of the fund complex, which is designed to provide economies of scale to the Funds’ shareholders, reduce the Funds’ expenses and enhance the performance of the Funds, particularly in the context of substantial industry change and regulatory developments.

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees,

2017	SEMIANNUAL REPORT	79

communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that each entity has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company, an affiliate of IICO, provides the Funds. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and fund accounting services, and, as discussed above, shareholder servicing. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser nor any of their affiliates receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the significant number of initiatives that IICO is undertaking to seek to rationalize the fund complex, reduce expenses and enhance performance.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds;

2.	Management fees and expenses in the context of performance;

3.	Product category expenses, including peers;

4.	Profit margins of IICO’s parent from supplying such services;

5.	Subadviser and institutional fee analyses; and

6.	Possible economies of scale as a Fund grows larger.

80	SEMIANNUAL REPORT	2017

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For the 36 months ended March 31, 2017, approximately 9% of the funds within the Waddell & Reed Fund Complex (including the Funds) were in the top quartile of performance and 33% of such funds were in the top two quartiles of performance, and that short-term performance of such funds were showing signs of improvement.    Specifically, the report noted that 42% of the funds were in the top two quartiles in the one-year period, and that 32% of all such funds had improving performance in their one-year period. The independent fee consultant noted that the funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO, including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure.

The report further indicated that total expenses of the Funds, on average, were 2% over the average total expenses of their respective Broadridge Expense Group peers and 3% below the average total expenses for their Broadridge Expense Universes. The management fees for the funds were 1% over the average management fees of their respective Broadridge Expense Group peers and 3% over the average management fees for their Broadridge Expense Universes.

The report also stated that the management fees IICO charges to the funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the funds’ shareholders generally are benefitting from lower expenses as the funds’ assets grow through management fee breakpoints, decline in transfer agency expenses, decline in custody contract rates and declines in other non-management expenses.

The report also noted that the overall profitability of IICO’s parent is near the median of most similarly-sized, publicly-traded peers, but appears adequate to enable IICO to continue to provide quality support to the funds and their shareholders. Finally, the report noted that IICO has continued to invest time in board mergers and fund mergers, which could help drive down expenses for shareholders.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds are generally similar.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Management Agreement.

2017	SEMIANNUAL REPORT	81

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

82	SEMIANNUAL REPORT	2017

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Index Funds

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares MSCI ACWI Index Fund

Speciality Funds

Ivy Advantus Real Estate Securities Fund

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Advantus Bond Fund

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Money Market Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2017	SEMIANNUAL REPORT	83

SEMIANN-IVYSPEC (9/17)

Semiannual Report September 30, 2017

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class T	Class Y
IVY FUNDS

Ivy Advantus Bond Fund	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IBNDX	IYBDX		IBOYX

Ivy Core Equity Fund	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	ICEQX	IYCEX		WCEYX

Ivy Cundill Global Value Fund	ICDAX	ICDBX	ICDCX		ICVIX	ICNGX	IYCUX		ICDYX

Ivy Dividend Opportunities Fund	IVDAX	IVDBX	IVDCX	IDIEX	IVDIX	IDOTX	IYDVX		IVDYX

Ivy Emerging Markets Equity Fund	IPOAX	IPOBX	IPOCX	IPOEX	IPOIX	IMEGX	IYPCX	IPOTX	IPOYX

Ivy European Opportunities Fund	IEOAX	IEOBX	IEOCX	IVEOX	IEOIX	IEURX	IYEUX		IEOYX

Ivy Global Bond Fund	IVSAX	IVSBX	IVSCX		IVSIX	IVBDX	IYGOX		IVSYX

Ivy Global Equity Income Fund	IBIAX	IBIBX	IBICX		IBIIX	IICNX	IYGEX		IBIYX

Ivy Global Growth Fund	IVINX	IVIBX	IVNCX	IIGEX	IGIIX	ITGRX	IYIGX		IVIYX

Ivy Global Income Allocation Fund	IVBAX	IVBBX	IVBCX	IIBEX	IIBIX	ILIAX	IYGBX		IVBYX

Ivy Government Money Market Fund	WRAXX	WRBXX	WRCXX	IVEXX		WRNXX

Ivy High Income Fund	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IHIFX	IYHIX	WHITX	WHIYX

Ivy International Core Equity Fund	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IINCX	IYITX	IICTX	IVVYX

Ivy Large Cap Growth Fund	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	ILGRX	WLGRX		WLGYX

Ivy Limited-Term Bond Fund	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	ILMDX	IYLTX		WLTYX

Ivy Managed International Opportunities Fund	IVTAX	IVTBX	IVTCX	IVTEX	IVTIX	IVTNX	IYMGX		IVTYX

Ivy Micro Cap Growth Fund	IGWAX	IGWBX	IGWCX		IGWIX	IMIGX	IYMRX		IGWYX

Ivy Mid Cap Growth Fund	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	IGRFX	WMGRX		WMGYX

Ivy Mid Cap Income Opportunities Fund	IVOAX		IVOCX	IVOEX	IVOIX	IVOSX	IVORX		IVOYX

Ivy Municipal Bond Fund	WMBAX	WMBBX	WMBCX		IMBIX	IMBNX			WMBYX

Ivy Municipal High Income Fund	IYIAX	IYIBX	IYICX		WYMHX	IYINX			IYIYX

Ivy Small Cap Core Fund	IYSAX	IYSBX	IYSCX	IYVIX	IVVIX	ISPVX	IYSMX	IYCTX	IYSYX

Ivy Small Cap Growth Fund	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	IRGFX	WSGRX	IYSTX	WSCYX

Ivy Tax-Managed Equity Fund	IYEAX	IYEBX	IYECX		WYTMX	IYENX			IYEYX

Ivy Value Fund	IYVAX	IYVBX	IYVCX	IVVEX	IYAIX	IVALX	IYVLX		IYVYX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Over the past six months, investors have endured concerns about global economic growth, the level of interest rates, fluctuation in oil prices and transition to a new U.S. presidential administration. Following the election, domestic equity markets rose sharply and bond yields saw a slight rise, with both trends carrying into the third quarter of 2017. See the table for a fiscal year-over-year comparison of some common market metrics.

Many investors may be unsettled by the prospect that continued change — in leadership of key countries around the world, in government policy, in interest rate levels — will contribute to market volatility and general uncertainty. While that may be true at times, we believe it is important to stay focused on the fundamentals and merits of sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While government policies can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

By the end of your funds’ semi-annual fiscal period, the U.S. economy remained fundamentally sound, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Overall, the global economy has improved over the past year. In particular, economic growth in the eurozone has accelerated, benefitting from domestic policy stimulus and improving external demand.

The U.S. Federal Reserve (Fed) has hiked interest rates four times since late 2015. We think the Fed will raise rates again in December 2017 and two more times in 2018. The Fed also recently announced that it would begin to reduce its balance sheet starting October 2017 by allowing maturing Treasury and mortgage-backed securities to roll off. We think most financial markets already are pricing the drawdown into their projections and do not expect major volatility as a result of the Fed’s actions. We believe job growth and inflation will be the most important determinants in the direction of long-term central bank policy. Overseas, a better economic outlook has caused the European Central Bank to consider adjusting its policies.

While challenges remain, we see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	9/30/2017	3/31/2017
S&P 500 Index	2,519.36	2,362.72
MSCI EAFE Index	1,973.81	1,792.98
10-Year Treasury Yield	2.33%	2.40%
U.S. unemployment rate	4.2%	4.5%
30-year fixed mortgage rate	3.83%	4.14%
Oil price per barrel	$51.67	$50.60

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2017	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2017.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Advantus Bond Fund
Class A	$1,000	$1,028.00	$5.27	$1,000	$1,019.84	$5.25	1.04%
Class B**	$1,000	$1,023.00	$10.22	$1,000	$1,015.00	$10.18	2.01%
Class C	$1,000	$1,024.40	$8.91	$1,000	$1,016.27	$8.87	1.75%
Class E	$1,000	$1,028.00	$5.27	$1,000	$1,019.87	$5.25	1.04%
Class I	$1,000	$1,030.60	$2.74	$1,000	$1,022.36	$2.73	0.54%
Class N***	$1,000	$1,030.60	$2.74	$1,000	$1,022.36	$2.73	0.54%
Class R	$1,000	$1,026.70	$6.59	$1,000	$1,018.59	$6.56	1.29%
Class Y	$1,000	$1,028.50	$4.87	$1,000	$1,020.31	$4.85	0.95%

See footnotes on page 11.

4	SEMIANNUAL REPORT	2017

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Core Equity Fund
Class A	$1,000	$1,082.70	$6.04	$1,000	$1,019.28	$5.86	1.15%
Class B**	$1,000	$1,077.90	$10.91	$1,000	$1,014.56	$10.58	2.10%
Class C	$1,000	$1,078.70	$9.98	$1,000	$1,015.46	$9.67	1.92%
Class E	$1,000	$1,082.20	$5.93	$1,000	$1,019.38	$5.76	1.13%
Class I	$1,000	$1,084.60	$4.38	$1,000	$1,020.83	$4.24	0.84%
Class N***	$1,000	$1,085.20	$3.96	$1,000	$1,021.23	$3.84	0.77%
Class R	$1,000	$1,080.90	$7.91	$1,000	$1,017.48	$7.67	1.51%
Class Y	$1,000	$1,084.90	$4.38	$1,000	$1,020.83	$4.24	0.84%
Ivy Cundill Global Value Fund
Class A	$1,000	$1,056.60	$8.23	$1,000	$1,017.03	$8.07	1.60%
Class B**	$1,000	$1,050.10	$15.27	$1,000	$1,010.19	$14.98	2.97%
Class C	$1,000	$1,054.00	$11.30	$1,000	$1,014.12	$11.08	2.18%
Class I	$1,000	$1,059.30	$6.07	$1,000	$1,019.18	$5.96	1.18%
Class N***	$1,000	$1,060.30	$5.15	$1,000	$1,020.10	$5.05	0.99%
Class R	$1,000	$1,056.00	$8.94	$1,000	$1,016.40	$8.77	1.73%
Class Y	$1,000	$1,057.50	$7.20	$1,000	$1,018.08	$7.06	1.39%
Ivy Dividend Opportunities Fund
Class A	$1,000	$1,066.90	$6.51	$1,000	$1,018.75	$6.36	1.26%
Class B**	$1,000	$1,062.50	$10.52	$1,000	$1,014.82	$10.28	2.04%
Class C	$1,000	$1,062.50	$10.11	$1,000	$1,015.29	$9.87	1.95%
Class E	$1,000	$1,067.30	$5.89	$1,000	$1,019.33	$5.76	1.14%	(4)
Class I	$1,000	$1,068.30	$5.07	$1,000	$1,020.18	$4.95	0.97%
Class N***	$1,000	$1,069.10	$4.24	$1,000	$1,021.01	$4.14	0.81%
Class R	$1,000	$1,065.00	$8.05	$1,000	$1,017.27	$7.87	1.55%
Class Y	$1,000	$1,066.60	$6.20	$1,000	$1,019.03	$6.06	1.20%
Ivy Emerging Markets Equity Fund
Class A	$1,000	$1,179.40	$8.06	$1,000	$1,017.63	$7.47	1.49%
Class B**	$1,000	$1,173.50	$13.58	$1,000	$1,012.62	$12.58	2.49%
Class C	$1,000	$1,174.70	$11.74	$1,000	$1,014.24	$10.88	2.16%
Class E****	$1,000	$1,180.80	$6.76	$1,000	$1,018.90	$6.26	1.23%
Class I	$1,000	$1,182.00	$5.46	$1,000	$1,020.10	$5.05	0.99%
Class N***	$1,000	$1,182.20	$5.35	$1,000	$1,020.19	$4.95	0.97%
Class R	$1,000	$1,178.30	$9.37	$1,000	$1,016.43	$8.67	1.73%
Class T*****	$1,000	$1,114.20	$6.45	$1,000	$1,018.95	$6.16	1.21%
Class Y	$1,000	$1,180.10	$7.52	$1,000	$1,018.14	$6.96	1.38%

See footnotes on page 11.

2017	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy European Opportunities Fund
Class A	$1,000	$1,146.90	$8.91	$1,000	$1,016.78	$8.37	1.66%
Class B**	$1,000	$1,140.50	$14.77	$1,000	$1,011.27	$13.88	2.76%
Class C	$1,000	$1,142.90	$12.32	$1,000	$1,013.53	$11.58	2.31%
Class E****	$1,000	$1,148.60	$7.09	$1,000	$1,018.51	$6.66	1.31%
Class I	$1,000	$1,149.40	$6.56	$1,000	$1,018.92	$6.16	1.23%
Class N***	$1,000	$1,150.10	$5.59	$1,000	$1,019.82	$5.25	1.03%
Class R	$1,000	$1,146.00	$9.66	$1,000	$1,016.09	$9.07	1.79%
Class Y	$1,000	$1,147.80	$7.73	$1,000	$1,017.87	$7.26	1.44%
Ivy Global Bond Fund
Class A	$1,000	$1,024.90	$5.16	$1,000	$1,020.10	$5.05	1.01%	(5)
Class B**	$1,000	$1,021.10	$8.89	$1,000	$1,016.34	$8.77	1.76%	(6)
Class C	$1,000	$1,021.00	$8.99	$1,000	$1,016.34	$8.77	1.77%	(7)
Class I	$1,000	$1,026.30	$3.85	$1,000	$1,021.36	$3.74	0.77%	(8)
Class N***	$1,000	$1,026.20	$3.85	$1,000	$1,021.27	$3.84	0.76%	(8)
Class R	$1,000	$1,022.40	$7.58	$1,000	$1,017.53	$7.57	1.50%
Class Y	$1,000	$1,024.90	$5.16	$1,000	$1,020.10	$5.05	1.02%	(9)
Ivy Global Equity Income Fund
Class A	$1,000	$1,101.30	$6.93	$1,000	$1,018.49	$6.66	1.30%
Class B**	$1,000	$1,098.70	$10.18	$1,000	$1,015.34	$9.77	1.94%
Class C	$1,000	$1,098.60	$10.28	$1,000	$1,015.31	$9.88	1.95%
Class I	$1,000	$1,103.90	$5.26	$1,000	$1,020.10	$5.05	0.99%
Class N***	$1,000	$1,104.80	$4.31	$1,000	$1,020.97	$4.14	0.82%
Class R	$1,000	$1,100.70	$8.19	$1,000	$1,017.22	$7.87	1.57%
Class Y	$1,000	$1,101.90	$6.31	$1,000	$1,019.11	$6.06	1.19%
Ivy Global Growth Fund
Class A	$1,000	$1,100.60	$7.46	$1,000	$1,017.94	$7.16	1.42%
Class B**	$1,000	$1,095.00	$12.99	$1,000	$1,012.65	$12.48	2.48%
Class C	$1,000	$1,096.60	$11.32	$1,000	$1,014.23	$10.88	2.16%
Class E	$1,000	$1,102.00	$6.41	$1,000	$1,019.01	$6.16	1.21%
Class I	$1,000	$1,102.40	$5.89	$1,000	$1,019.46	$5.65	1.12%
Class N***	$1,000	$1,103.10	$5.05	$1,000	$1,020.30	$4.85	0.95%
Class R	$1,000	$1,099.00	$8.92	$1,000	$1,016.54	$8.57	1.70%
Class Y	$1,000	$1,100.80	$7.14	$1,000	$1,018.25	$6.86	1.36%

See footnotes on page 11.

6	SEMIANNUAL REPORT	2017

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Global Income Allocation Fund
Class A	$1,000	$1,046.50	$6.45	$1,000	$1,018.80	$6.36	1.25%
Class B**	$1,000	$1,041.60	$10.92	$1,000	$1,014.42	$10.78	2.13%
Class C	$1,000	$1,043.10	$9.70	$1,000	$1,015.61	$9.57	1.89%
Class E	$1,000	$1,045.60	$6.75	$1,000	$1,018.45	$6.66	1.32%
Class I	$1,000	$1,047.90	$4.81	$1,000	$1,020.36	$4.75	0.94%
Class N***	$1,000	$1,048.70	$3.99	$1,000	$1,021.18	$3.94	0.78%
Class R	$1,000	$1,044.50	$7.87	$1,000	$1,017.38	$7.77	1.53%
Class Y	$1,000	$1,046.90	$6.04	$1,000	$1,019.20	$5.96	1.17%
Ivy Government Money Market Fund
Class A	$1,000	$1,001.10	$4.00	$1,000	$1,021.08	$4.04	0.80%
Class B**	$1,000	$1,000.00	$5.00	$1,000	$1,020.11	$5.05	0.99%
Class C	$1,000	$1,000.00	$5.00	$1,000	$1,020.07	$5.05	1.00%
Class E	$1,000	$1,001.00	$4.10	$1,000	$1,020.94	$4.14	0.82%
Class N*****	$1,000	$1,001.30	$3.00	$1,000	$1,022.07	$3.03	0.60%
Ivy High Income Fund
Class A	$1,000	$1,039.00	$4.89	$1,000	$1,020.31	$4.85	0.95%
Class B**	$1,000	$1,035.00	$8.75	$1,000	$1,016.47	$8.67	1.72%
Class C	$1,000	$1,035.30	$8.55	$1,000	$1,016.71	$8.47	1.67%
Class E	$1,000	$1,037.70	$6.11	$1,000	$1,019.10	$6.06	1.19%	(10)
Class I	$1,000	$1,040.20	$3.67	$1,000	$1,021.45	$3.64	0.72%
Class N***	$1,000	$1,041.10	$2.86	$1,000	$1,022.23	$2.83	0.57%
Class R	$1,000	$1,037.10	$6.62	$1,000	$1,018.53	$6.56	1.30%
Class T*****	$1,000	$1,016.40	$4.13	$1,000	$1,020.96	$4.14	0.81%
Class Y	$1,000	$1,039.10	$4.89	$1,000	$1,020.30	$4.85	0.95%
Ivy International Core Equity Fund
Class A	$1,000	$1,091.30	$6.59	$1,000	$1,018.73	$6.36	1.26%
Class B**	$1,000	$1,086.40	$11.27	$1,000	$1,014.30	$10.88	2.15%
Class C	$1,000	$1,087.40	$10.12	$1,000	$1,015.38	$9.77	1.93%
Class E	$1,000	$1,090.70	$6.79	$1,000	$1,018.53	$6.56	1.30%
Class I	$1,000	$1,093.00	$4.92	$1,000	$1,020.33	$4.75	0.95%
Class N***	$1,000	$1,093.80	$4.19	$1,000	$1,021.08	$4.04	0.80%
Class R	$1,000	$1,089.60	$8.04	$1,000	$1,017.35	$7.77	1.54%
Class T*****	$1,000	$1,034.30	$5.49	$1,000	$1,019.83	$5.45	1.08%
Class Y	$1,000	$1,091.20	$6.27	$1,000	$1,019.08	$6.06	1.19%

See footnotes on page 11.

2017	SEMIANNUAL REPORT	7

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Large Cap Growth Fund
Class A	$1,000	$1,117.90	$6.14	$1,000	$1,019.29	$5.86	1.15%
Class B**	$1,000	$1,113.30	$10.78	$1,000	$1,014.91	$10.28	2.03%
Class C	$1,000	$1,114.10	$9.94	$1,000	$1,015.70	$9.47	1.87%
Class E	$1,000	$1,118.00	$6.14	$1,000	$1,019.29	$5.86	1.15%
Class I	$1,000	$1,119.00	$4.66	$1,000	$1,020.65	$4.45	0.88%
Class N***	$1,000	$1,120.40	$3.82	$1,000	$1,021.43	$3.64	0.72%
Class R	$1,000	$1,115.40	$7.83	$1,000	$1,017.70	$7.47	1.47%
Class Y	$1,000	$1,118.20	$5.61	$1,000	$1,019.75	$5.35	1.06%
Ivy Limited-Term Bond Fund
Class A	$1,000	$1,012.40	$4.53	$1,000	$1,020.61	$4.55	0.89%
Class B**	$1,000	$1,007.70	$9.14	$1,000	$1,015.95	$9.17	1.82%
Class C	$1,000	$1,008.50	$8.34	$1,000	$1,016.76	$8.37	1.66%
Class E	$1,000	$1,011.90	$4.93	$1,000	$1,020.15	$4.95	0.98%
Class I	$1,000	$1,013.60	$3.32	$1,000	$1,021.79	$3.34	0.65%
Class N***	$1,000	$1,014.40	$2.52	$1,000	$1,022.57	$2.53	0.50%
Class R	$1,000	$1,010.50	$6.33	$1,000	$1,018.75	$6.36	1.26%
Class Y	$1,000	$1,012.40	$4.53	$1,000	$1,020.61	$4.55	0.89%
Ivy Managed International Opportunities Fund(3)
Class A	$1,000	$1,109.60	$2.64	$1,000	$1,022.61	$2.53	0.49%
Class B**	$1,000	$1,106.30	$7.37	$1,000	$1,018.06	$7.06	1.40%
Class C	$1,000	$1,106.90	$6.74	$1,000	$1,018.67	$6.46	1.28%
Class E****	$1,000	$1,110.50	$2.11	$1,000	$1,023.11	$2.02	0.39%
Class I	$1,000	$1,110.10	$0.84	$1,000	$1,024.26	$0.81	0.16%
Class N*****	$1,000	$1,056.40	$0.82	$1,000	$1,024.30	$0.81	0.14%
Class R	$1,000	$1,109.00	$3.48	$1,000	$1,021.78	$3.34	0.66%
Class Y	$1,000	$1,109.60	$2.00	$1,000	$1,023.17	$1.92	0.38%
Ivy Micro Cap Growth Fund
Class A	$1,000	$1,053.70	$8.42	$1,000	$1,016.85	$8.27	1.64%
Class B**	$1,000	$1,049.10	$13.22	$1,000	$1,012.19	$12.98	2.57%
Class C	$1,000	$1,049.60	$12.40	$1,000	$1,012.99	$12.18	2.41%
Class I	$1,000	$1,055.60	$6.58	$1,000	$1,018.70	$6.46	1.27%
Class N***	$1,000	$1,056.90	$5.66	$1,000	$1,019.59	$5.55	1.09%
Class R	$1,000	$1,052.70	$9.44	$1,000	$1,015.84	$9.27	1.84%
Class Y	$1,000	$1,054.80	$7.60	$1,000	$1,017.62	$7.47	1.49%

See footnotes on page 11.

8	SEMIANNUAL REPORT	2017

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Mid Cap Growth Fund
Class A	$1,000	$1,110.50	$6.96	$1,000	$1,018.50	$6.66	1.31%
Class B**	$1,000	$1,106.30	$11.06	$1,000	$1,014.57	$10.58	2.09%
Class C	$1,000	$1,106.70	$10.74	$1,000	$1,014.88	$10.28	2.03%
Class E	$1,000	$1,110.60	$6.86	$1,000	$1,018.54	$6.56	1.30%
Class I	$1,000	$1,112.00	$5.39	$1,000	$1,019.92	$5.15	1.03%
Class N***	$1,000	$1,113.20	$4.65	$1,000	$1,020.65	$4.45	0.88%
Class R	$1,000	$1,108.80	$8.65	$1,000	$1,016.88	$8.27	1.63%
Class Y	$1,000	$1,110.80	$6.75	$1,000	$1,018.69	$6.46	1.27%
Ivy Mid Cap Income Opportunities Fund
Class A	$1,000	$1,028.90	$6.90	$1,000	$1,018.30	$6.86	1.35%
Class C	$1,000	$1,026.10	$10.54	$1,000	$1,014.69	$10.48	2.07%
Class E	$1,000	$1,030.70	$5.99	$1,000	$1,019.13	$5.96	1.18%
Class I	$1,000	$1,030.50	$5.38	$1,000	$1,019.80	$5.35	1.05%
Class N***	$1,000	$1,032.00	$4.78	$1,000	$1,020.33	$4.75	0.95%
Class R	$1,000	$1,028.30	$8.52	$1,000	$1,016.69	$8.47	1.67%
Class Y	$1,000	$1,029.80	$6.90	$1,000	$1,018.30	$6.86	1.35%
Ivy Municipal Bond Fund
Class A	$1,000	$1,024.00	$5.16	$1,000	$1,019.99	$5.15	1.01%
Class B**	$1,000	$1,020.20	$8.99	$1,000	$1,016.19	$8.97	1.77%
Class C	$1,000	$1,020.20	$8.99	$1,000	$1,016.14	$8.97	1.78%
Class I	$1,000	$1,025.10	$4.25	$1,000	$1,020.90	$4.24	0.83%
Class N*****	$1,000	$1,010.90	$3.42	$1,000	$1,021.69	$3.44	0.71%
Class Y	$1,000	$1,023.90	$5.26	$1,000	$1,019.99	$5.15	1.03%	(11)
Ivy Municipal High Income Fund
Class A	$1,000	$1,020.80	$4.45	$1,000	$1,020.63	$4.45	0.88%
Class B**	$1,000	$1,017.30	$8.17	$1,000	$1,016.92	$8.17	1.62%
Class C	$1,000	$1,017.50	$7.97	$1,000	$1,017.12	$7.97	1.58%
Class I	$1,000	$1,021.70	$3.44	$1,000	$1,021.64	$3.44	0.68%
Class N*****	$1,000	$1,006.30	$2.91	$1,000	$1,022.17	$2.93	0.58%
Class Y	$1,000	$1,020.80	$4.45	$1,000	$1,020.66	$4.45	0.88%

See footnotes on page 11.

2017	SEMIANNUAL REPORT	9

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*	Beginning Account Value 3-31-17	Ending Account Value 9-30-17	Expenses Paid During Period*
Ivy Small Cap Core Fund
Class A	$1,000	$1,057.20	$7.61	$1,000	$1,017.70	$7.47	1.47%
Class B**	$1,000	$1,051.20	$12.61	$1,000	$1,012.77	$12.38	2.45%
Class C	$1,000	$1,053.30	$11.09	$1,000	$1,014.25	$10.88	2.16%
Class E	$1,000	$1,058.40	$6.18	$1,000	$1,019.08	$6.06	1.19%
Class I	$1,000	$1,058.90	$5.66	$1,000	$1,019.53	$5.55	1.11%
Class N***	$1,000	$1,059.50	$4.84	$1,000	$1,020.33	$4.75	0.94%
Class R	$1,000	$1,056.30	$8.64	$1,000	$1,016.64	$8.47	1.68%
Class T*****	$1,000	$1,039.50	$6.02	$1,000	$1,019.14	$5.96	1.18%
Class Y	$1,000	$1,057.30	$6.99	$1,000	$1,018.23	$6.86	1.36%
Ivy Small Cap Growth Fund
Class A	$1,000	$1,095.20	$7.23	$1,000	$1,018.14	$6.96	1.38%
Class B**	$1,000	$1,090.80	$11.60	$1,000	$1,013.93	$11.18	2.22%
Class C	$1,000	$1,091.00	$10.77	$1,000	$1,014.77	$10.38	2.05%
Class E	$1,000	$1,094.80	$7.33	$1,000	$1,018.08	$7.06	1.39%
Class I	$1,000	$1,096.50	$5.66	$1,000	$1,019.67	$5.45	1.08%
Class N***	$1,000	$1,097.50	$4.82	$1,000	$1,020.47	$4.65	0.92%
Class R	$1,000	$1,093.10	$8.69	$1,000	$1,016.72	$8.37	1.67%
Class T*****	$1,000	$1,036.20	$6.21	$1,000	$1,018.92	$6.16	1.23%
Class Y	$1,000	$1,095.50	$6.92	$1,000	$1,018.46	$6.66	1.32%
Ivy Tax-Managed Equity Fund
Class A	$1,000	$1,099.50	$6.30	$1,000	$1,019.02	$6.06	1.21%
Class B**	$1,000	$1,095.40	$10.06	$1,000	$1,015.50	$9.67	1.91%
Class C	$1,000	$1,095.20	$10.48	$1,000	$1,015.10	$10.08	1.99%
Class I	$1,000	$1,100.40	$5.36	$1,000	$1,020.01	$5.15	1.01%
Class N*****	$1,000	$1,061.30	$4.33	$1,000	$1,020.82	$4.24	0.85%
Class Y	$1,000	$1,099.30	$6.30	$1,000	$1,019.02	$6.06	1.21%
Ivy Value Fund
Class A	$1,000	$1,032.10	$6.60	$1,000	$1,018.55	$6.56	1.30%
Class B**	$1,000	$1,027.50	$11.25	$1,000	$1,013.97	$11.18	2.21%
Class C	$1,000	$1,028.70	$9.94	$1,000	$1,015.31	$9.87	1.95%
Class E****	$1,000	$1,033.30	$5.39	$1,000	$1,019.75	$5.35	1.06%
Class I	$1,000	$1,033.70	$4.98	$1,000	$1,020.20	$4.95	0.97%
Class N***	$1,000	$1,034.80	$4.07	$1,000	$1,021.04	$4.04	0.80%
Class R	$1,000	$1,031.10	$8.02	$1,000	$1,017.21	$7.97	1.57%
Class Y	$1,000	$1,032.10	$6.50	$1,000	$1,018.64	$6.46	1.28%

See footnotes on page 11.

10	SEMIANNUAL REPORT	2017

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2017, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

***	Effective March 3, 2017 Class R6 has been renamed Class N.

****	Class share is closed to investment.

*****	Actual inception date for this share class is 7-5-17 (the date on which shares were first acquired by shareholders). The calculations are based on 88 days in the period ended September 30, 2017.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized Expense Ratio Based on the Six-Month Period does not include expenses of Underlying Ivy Funds in which Ivy Managed International Opportunities Fund invests.

(4)	Annualized expense ratio based on the period excluding reorganization expenses was 1.13%.

(5)	Annualized expense ratio based on the period excluding reorganization expenses was 0.99%.

(6)	Annualized expense ratio based on the period excluding reorganization expenses was 1.74%.

(7)	Annualized expense ratio based on the period excluding reorganization expenses was 1.74%.

(8)	Annualized expense ratio based on the period excluding reorganization expenses was 0.74%.

(9)	Annualized expense ratio based on the period excluding reorganization expenses was 0.99%.

(10)	Annualized expense ratio based on the period excluding reorganization expenses was 1.11%.

(11)	Annualized expense ratio based on the period excluding reorganization expenses was 1.01%.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2017	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS	IVY ADVANTUS BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	0.8%
Bonds	96.1%
Corporate Debt Securities	42.0%
United States Government and Government Agency Obligations	32.8%
Asset-Backed Securities	12.2%
Mortgage-Backed Securities	8.1%
Municipal Bonds – Taxable	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Lipper Rankings

Category: Corporate Debt Funds A Rated	Rank	Percentile
1 Year	12/46	26
3 Year	20/45	44
5 Year	18/39	45
10 Year	24/33	71

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	80.6%
AAA	5.4%
AA	31.3%
A	8.5%
BBB	35.4%
Non-Investment Grade	15.5%
BB	11.8%
B	0.3%
CCC	0.1%
Below CCC	0.0%
Non-rated	3.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	3.9%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

12	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Diversified Banks – 0.5%
Wells Fargo & Co., 5.850%	173	$4,725

Total Financials – 0.5%		4,725
Real Estate

Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	2,546

Total Real Estate – 0.3%		2,546

TOTAL PREFERRED STOCKS – 0.8%		$7,271
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
6.625%, 5–15–18 (A)	$460	471
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	5,030	5,143
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	367	378
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	662	745
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,618	2,742
American Airlines Class B Pass Through Certificates, Series 2016-3,
3.750%, 10–15–25	4,000	4,012
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	1,613	1,617
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B,
4.950%, 2–15–25	500	523
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	4,979	5,240
Aventura Mall Trust, Series 2013-AVM, Class B,
3.867%, 12–5–32 (A)	3,600	3,720
BNSF Funding Trust I,
6.613%, 12–15–55	8,292	9,515
Capital One Multi-Asset Execution Trust, Series 2004-B3 (1-Month U.S. LIBOR plus 73 bps),
1.964%, 1–18–22 (B)	2,000	2,007
CCG Receivables Trust, Series 2015-1, Class A3,
2.750%, 11–14–23 (A)	3,250	3,236

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5–15–29 (A)	$800	$806
3.380%, 8–15–29 (A)	2,500	2,491
Continental Airlines Pass Through Certificates, Series 2001-1 A-1,
8.048%, 11–1–20	452	500
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,165	1,280
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	838	863
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	1,513	1,596
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,495	3,949
6.943%, 1–10–30	2,893	3,428
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	2,103	2,191
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,251	1,307
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	3,477	3,669
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4–17–23 (A)	7,000	7,435
3.020%, 5–25–34 (A)	2,380	2,392
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)(C)	446	441
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5–15–23 (A)	4,200	4,557
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	1,185	1,186
3.710%, 1–18–22 (A)	3,202	3,175
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	3,660	3,770
Hyundai Auto Receivables Trust 2016-B, Class D,
2.680%, 9–15–23	2,520	2,499
Longtrain Leasing III LLC, Series 2015 A-2,
4.060%, 1–15–45 (A)	4,000	4,081
One Market Plaza Trust, Series 2017-1MKT,
3.614%, 2–10–32 (A)	4,000	4,153
Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8–17–34 (A)	2,750	2,762

ASSET-BACKED SECURITIES (Continued)	Principal	Value
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–10–18 (A)	$3,120	$3,119
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	1,104	1,105
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	3,700	3,760
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	3,176	3,509
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	938	977
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,922	4,069
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	857	876
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5–20–25 (A)	925	922

TOTAL ASSET-BACKED SECURITIES – 12.2%		$116,217
(Cost: $113,920)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Automobile Manufacturers – 0.7%
Nissan Motor Acceptance Corp.,
2.150%, 9–28–20 (A)	6,375	6,381

Housewares & Specialties – 0.3%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23	2,683	2,861

Leisure Products – 0.4%
Hasbro, Inc.,
3.500%, 9–15–27	4,475	4,421

Total Consumer Discretionary – 1.4%		13,663
Energy

Integrated Oil & Gas – 0.7%
National Fuel Gas Co.,
3.950%, 9–15–27	7,000	6,915

Oil & Gas Drilling – 0.1%
Noble Holding International Ltd.,
5.750%, 3–16–18 (D)	350	353

Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.),
7.034%, 1–15–68	4,763	4,811

2017	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
4.093%, 6–1–67 (B)	$5,750	$5,581

Oil & Gas Refining & Marketing – 0.8%
Marathon Petroleum Corp.,
5.850%, 12–15–45	2,000	2,197
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.),
8.150%, 4–15–18 (D)	3,005	3,095
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25 (A)	2,500	2,556

		7,848

Oil & Gas Storage & Transportation – 5.9%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.950%, 12–15–24	4,985	5,304
Boston Gas Co.,
3.150%, 8–1–27 (A)	950	950
Buckeye Partners L.P.,
5.600%, 10–15–44	5,231	5,448
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	500	538
5.125%, 6–30–27 (A)	2,000	2,065
Enbridge Energy Partners L.P.,
7.375%, 10–15–45	5,000	6,438
Enbridge, Inc.,
6.000%, 1–15–77	2,225	2,358
EnLink Midstream Partners L.P.,
6.000%, 12–15–65	4,400	4,403
Gulfstream Natural Gas System LLC,
4.600%, 9–15–25 (A)	1,975	2,130
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,672
5.875%, 3–1–22	3,000	3,320
Sabine Pass Liquefaction LLC,
5.750%, 5–15–24	3,500	3,899
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10–1–47	2,750	2,799
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,422
TC PipeLines L.P.,
3.900%, 5–25–27	2,000	2,002
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	5,157
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.125%, 10–15–21	1,000	1,032
6.375%, 5–1–24	250	271

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
5.250%, 1–15–25	$2,500	$2,678

		55,886

Total Energy – 8.6%		81,394
Financials

Consumer Finance – 3.9%
Capital One Bank USA N.A. (3-Month U.S. LIBOR plus 76.5 bps),
2.082%, 9–13–19 (B)	9,175	9,235
Capital One Financial Corp., Series E,
5.550%, 12–29–49	3,570	3,726
Discover Bank:
8.700%, 11–18–19	458	512
3.100%, 6–4–20	1,220	1,248
3.450%, 7–27–26	3,975	3,906
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	1,004
3.500%, 7–10–19	1,645	1,685
3.950%, 4–13–24	3,800	3,891
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 127 bps),
2.569%, 10–4–19 (B)	6,850	6,955
Hyundai Capital America,
2.750%, 9–18–20 (A)	5,000	4,995

		37,157

Diversified Banks – 2.4%
Bank of America Corp.:
4.000%, 1–22–25	3,250	3,362
3.950%, 4–21–25	1,515	1,560
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,219
Compass Bank,
3.875%, 4–10–25	5,750	5,736
HSBC Holdings plc,
3.262%, 3–13–23	3,600	3,673
U.S. Bancorp,
5.300%, 12–29–49	4,000	4,360
Wells Fargo & Co.,
3.000%, 10–23–26	1,500	1,464

		22,374

Investment Banking & Brokerage – 2.2%
Charles Schwab Corp. (The),
4.625%, 12–29–49	4,200	4,305
Goldman Sachs Group, Inc. (The),
5.250%, 7–27–21	1,000	1,099
Morgan Stanley:
5.500%, 7–28–21	1,090	1,209
3.125%, 7–27–26	1,400	1,372
5.450%, 12–29–29	4,950	5,105
Morgan Stanley (3-Month U.S. LIBOR plus 122 bps),
2.532%, 5–8–24 (B)	4,650	4,708

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Raymond James Financial, Inc.,
4.950%, 7–15–46	$3,200	$3,439

		21,237

Life & Health Insurance – 1.6%
Great-West Lifeco Finance L.P. (GTD by Great-West Lifeco, Inc.),
4.150%, 6–3–47 (A)	5,000	5,134
Teachers Insurance & Annuity Association of America,
4.270%, 5–15–47 (A)	5,000	5,164
Unum Group,
5.750%, 8–15–42	3,750	4,462

		14,760

Other Diversified Financial Services – 2.0%
Citigroup, Inc.,
4.400%, 6–10–25	5,000	5,274
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,975	5,060
Sammons Financial Group, Inc.,
4.450%, 5–12–27 (A)	3,900	4,008
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,541
4.125%, 11–1–24 (A)	2,125	2,237

		19,120

Property & Casualty Insurance – 1.8%
Chubb Corp. (The) (3-Month U.S. LIBOR plus 225 bps),
3.554%, 4–15–37 (B)	9,903	9,848
Liberty Mutual Group, Inc. (3-Month U.S. LIBOR plus 290.5 bps),
4.225%, 3–15–37 (A)(B)	7,700	7,527

		17,375

Regional Banks – 1.0%
SunTrust Banks, Inc.,
5.050%, 12–15–65	4,225	4,320
Synovus Financial Corp.:
7.875%, 2–15–19	3,025	3,252
5.750%, 12–15–25	2,000	2,134

		9,706

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	4,540	4,980
8.350%, 7–15–46 (A)	2,930	3,743
Peachtree Corners Funding Trust,
3.976%, 2–15–25	3,147	3,204

		11,927

Total Financials – 16.2%		153,656
Health Care

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	1,000	1,065

14	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
NYU Hospitals Center,
4.428%, 7–1–42	$2,170	$2,271

		3,336

Health Care Supplies – 0.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	2,500	2,683

Total Health Care – 0.6%		6,019
Industrials

Airlines – 0.4%
British Airways plc,
5.625%, 6–20–20 (A)	952	995
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	2,742	3,077

		4,072

Building Products – 0.5%
Allegion U.S. Holding Co., Inc. (GTD by Allegion plc),
3.200%, 10–1–24	5,000	4,974

Industrial Conglomerates – 0.3%
Textron, Inc.,
3.375%, 3–1–28	3,000	2,977

Office Services & Supplies – 0.4%
Pitney Bowes, Inc.,
3.625%, 9–15–20	3,250	3,256

Total Industrials – 1.6%		15,279
Information Technology

Application Software – 0.6%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,196

Technology Distributors – 0.4%
Tech Data Corp.,
3.700%, 2–15–22	3,650	3,680

Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co.,
2.100%, 10–4–19 (A)	4,950	4,951

Total Information Technology – 1.5%		13,827
Materials

Aluminum – 0.1%
Kaiser Aluminum Corp.,
5.875%, 5–15–24	1,000	1,070

Construction Materials – 0.2%
USG Corp.,
4.875%, 6–1–27 (A)	2,000	2,088

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Gases – 0.5%
AmeriGas Partners L.P. and AmeriGas Finance Corp.:
5.500%, 5–20–25	$700	$719
5.750%, 5–20–27	3,600	3,681

		4,400

Total Materials – 0.8%		7,558
Real Estate

Health Care REITs – 0.5%
Omega Healthcare Investors, Inc.,
4.500%, 1–15–25	2,175	2,206
Physicians Realty L.P. (GTD by Physicians Realty Trust),
4.300%, 3–15–27	2,450	2,504

		4,710

Specialized REITs – 1.0%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	3,270	3,494
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc. and CyrusOne G.P.),
5.000%, 3–15–24 (A)	500	526
Hospitality Properties Trust:
4.500%, 6–15–23	1,775	1,881
4.650%, 3–15–24	1,200	1,256
Ventas Realty L.P. (GTD by Ventas, Inc.),
3.100%, 1–15–23	2,300	2,310

		9,467

Total Real Estate – 1.5%		14,177
Telecommunication Services

Integrated Telecommunication Services – 0.9%
AT&T, Inc.:
3.400%, 8–14–24	6,550	6,558
4.500%, 3–9–48	1,930	1,778

		8,336

Wireless Telecommunication Service – 0.1%
SBA Communications Corp.,
4.000%, 10–1–22 (A)	1,250	1,250

Total Telecommunication Services – 1.0%		9,586
Utilities

Electric Utilities – 5.8%
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (D)	2,200	2,215
4.973%, 5–1–46 (D)	2,075	2,229
El Paso Electric Co.,
5.000%, 12–1–44	2,225	2,440
Exelon Corp.,
2.500%, 6–1–22 (D)	3,425	3,527
Exelon Generation Co. LLC,
3.400%, 3–15–22	7,600	7,807
FirstEnergy Corp., Series C,
4.850%, 7–15–47	2,125	2,229

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	$3,150	$3,347
IPALCO Enterprises, Inc.:
3.450%, 7–15–20	2,300	2,323
3.700%, 9–1–24 (A)	2,650	2,656
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.250%, 9–15–24 (A)	1,800	1,838
Oncor Electric Delivery Co.,
3.800%, 9–30–47 (A)	4,500	4,529
Pennsylvania Electric Co.,
3.250%, 3–15–28 (A)	3,550	3,503
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
3.998%, 3–30–67 (B)	10,000	9,825
Southern Power Co., Series F,
4.950%, 12–15–46	6,190	6,578

		55,046

Gas Utilities – 1.4%
AGL Capital Corp.,
3.875%, 11–15–25	7,050	7,252
Brooklyn Union Gas Co.,
4.504%, 3–10–46 (A)	2,875	3,139
El Paso Natural Gas Co. LLC,
8.375%, 6–15–32 (D)	2,000	2,578

		12,969

Independent Power Producers & Energy Traders – 0.4%
AES Corp. (The),
6.000%, 5–15–26	4,000	4,300

Multi-Utilities – 1.2%
Dominion Resources, Inc.,
5.750%, 10–1–54	3,300	3,564
NiSource Finance Corp.,
3.950%, 3–30–48	8,250	8,126

		11,690

Total Utilities – 8.8%		84,005

TOTAL CORPORATE DEBT SECURITIES – 42.0%		$399,164
(Cost: $389,403)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.5%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	491	494
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A,
4.325%, 8–15–46 (A)	4,130	4,417

2017	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Commercial Mortgage-Backed Securities (Continued)
Banc of America Commercial Mortgage, Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-2,
3.311%, 2–15–50	$3,000	$3,049
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD,
3.008%, 1–12–30 (A)	1,240	1,241
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4,
3.209%, 5–10–49	4,085	4,120
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500	1,527
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6–25–47 (A)(B)	4,775	4,758
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.440%, 11–5–34 (A)	1,000	991
GS Mortgage Securities Trust 2011-GC5,
3.433%, 5–10–50	6,500	6,668
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	34	33
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	22	13
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12–15–49 (B)	575	600
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5,
3.723%, 3–15–50	1,500	1,574
Mellon Residential Funding,
6.750%, 6–25–28	1	1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.880%, 11–28–35 (A)	515	514

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6–15–50	$8,000		$8,168
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200		1,272
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS:
2.814%, 8–15–49	4,600		4,463
3.640%, 12–15–59	700		728
Wells Fargo Commercial Mortgage Trust, Series 2017-BNK7, Class A5,
3.435%, 9–15–60	7,000		7,170
WFRBS Commercial Mortgage Trust 2011-C5 (3-Year U.S. Treasury index plus 145 bps),
3.667%, 11–15–44 (B)	435		455

			52,256

Other Mortgage-Backed Securities – 2.6%
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	106		78
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index),
6.250%, 10–25–36 (A)(B)	1,216		1,235
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	71		69
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	—	*	—	*
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index),
5.200%, 12–15–35 (A)(B)	263		272
CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index),
5.934%, 5–25–37 (B)	260		258
GMACM Home Equity Loan Trust 2007-HE1 (1-Month U.S. LIBOR plus 14 bps),
5.952%, 8–25–37 (B)	498		517
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	2		2
Invitation Homes Trust, Series 2014-SFR2 (1-Month U.S. LIBOR plus 110 bps),
2.327%, 9–17–31 (A)(B)	949		951
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index),
3.836%, 7–25–34 (B)	111		113

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Other Mortgage-Backed Securities (Continued)
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index),
3.375%, 10–25–46 (A)(B)	$3,073		$2,957
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.656%, 5–25–43 (A)(B)	2,868		2,899
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.656%, 5–25–43 (A)(B)	1,788		1,784
JPMorgan Mortgage Trust 2014-2 (Mortgage spread to 5-year U.S. Treasury index),
3.426%, 6–25–29 (A)(B)	1,716		1,728
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	171		170
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12–15–49	320		335
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350		1,357
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		932
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)	—	*	—	*
7.805%, 9–28–24 (A)	1		1
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	158		107
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
5.729%, 12–25–30	742		52
Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.898%, 11–25–42 (B)	4,735		4,883
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.716%, 7–25–45 (A)(B)	3,987		4,064
Structured Asset Mortgage Investments, Inc.,
1.308%, 5–2–30	6		1

			24,765

TOTAL MORTGAGE-BACKED SECURITIES – 8.1%			$77,021
(Cost: $78,234)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470		483

16	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS – TAXABLE (Continued)	Principal	Value
New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	$2,690	$3,238
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000	3,360

		6,598

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,418

TOTAL MUNICIPAL BONDS – TAXABLE – 1.0%		$8,499
(Cost: $7,251)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 21.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1–15–33	68	75
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 130 bps),
2.537%, 4–25–29 (B)	670	679
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps),
3.437%, 9–25–24 (B)	2,750	2,840
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps):
4.037%, 5–25–28 (B)	1,925	1,988
6.037%, 5–25–28 (B)	3,700	4,233
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps):
5.937%, 4–25–28 (B)	5,000	5,747
6.387%, 10–25–29 (B)	4,000	4,230
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
6.387%, 11–25–28 (B)	3,110	3,576
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
2.187%, 10–25–29 (B)	5,700	5,144
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8–25–56 (A)(B)	1,466	1,460
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	1	1
5.500%, 9–1–19	26	26
5.000%, 4–1–23	168	178
3.500%, 8–1–26	502	526
2.500%, 3–1–28	533	541

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
2.500%, 4–1–28	$502	$509
5.000%, 5–1–29	44	48
3.500%, 5–1–32	1,096	1,145
6.500%, 9–1–32	35	41
6.000%, 11–1–33	42	49
5.500%, 5–1–34	368	416
6.500%, 5–1–34	103	118
5.500%, 6–1–34	108	121
5.000%, 9–1–34	1	1
5.500%, 9–1–34	4	4
5.500%, 10–1–34	153	171
5.500%, 7–1–35	50	56
5.000%, 8–1–35	46	50
5.500%, 10–1–35	53	59
5.000%, 11–1–35	124	135
5.000%, 12–1–35	26	28
6.500%, 7–1–36	27	30
7.000%, 12–1–37	32	35
5.500%, 2–1–39	249	279
5.000%, 11–1–39	117	130
5.000%, 1–1–40	685	758
5.000%, 3–1–40	1,154	1,281
5.000%, 4–1–40	232	255
5.000%, 8–1–40	209	228
4.000%, 10–1–40	502	533
4.000%, 11–1–40	737	791
4.500%, 1–1–41	583	627
4.000%, 2–1–41	1,274	1,358
4.000%, 3–1–41	410	439
4.500%, 3–1–41	282	305
4.500%, 4–1–41	861	938
4.000%, 6–1–41	465	498
4.000%, 8–1–41	295	313
4.000%, 11–1–41	3,266	3,468
3.500%, 3–1–42	1,650	1,714
3.000%, 8–1–42	1,081	1,091
3.500%, 8–1–42	2,813	2,917
3.000%, 1–1–43	1,363	1,376
3.000%, 2–1–43	1,692	1,708
3.500%, 7–1–44	2,080	2,151
3.500%, 12–1–44	4,118	4,249
3.500%, 5–25–45	5,135	5,204
3.000%, 7–1–45	4,902	4,921
3.500%, 3–1–46	2,325	2,399
3.000%, 10–25–46	1,509	1,502
Federal National Mortgage Association Agency REMIC/CMO,
2.898%, 6–25–27	675	672
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
4.887%, 9–25–29 (B)	2,350	2,486
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
5.637%, 1–25–24 (B)	4,000	4,493
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
5.687%, 1–25–29 (B)	4,000	4,383

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
6.737%, 9–25–29 (B)	$1,650	$1,691
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1–1–18	2	2
5.500%, 2–1–18	2	2
5.500%, 3–1–18	1	1
5.000%, 5–1–18	12	13
5.000%, 6–1–18	3	3
5.000%, 7–1–18	2	2
5.000%, 10–1–18	14	14
5.500%, 9–1–19	9	9
3.000%, 9–1–22	538	553
5.000%, 7–1–23	94	103
6.000%, 8–1–23	100	106
5.500%, 2–1–24	41	45
4.500%, 4–1–25	147	155
3.500%, 11–1–25	306	320
3.500%, 6–1–26	472	492
2.500%, 11–1–27	940	947
6.000%, 8–1–29	38	44
7.500%, 5–1–31	17	19
7.000%, 9–1–31	7	7
7.000%, 11–1–31	79	89
6.500%, 12–1–31	8	9
6.500%, 2–1–32	78	89
7.000%, 2–1–32	62	71
7.000%, 3–1–32	94	109
6.500%, 4–1–32	15	17
6.500%, 5–1–32	31	34
6.500%, 7–1–32	9	11
6.500%, 8–1–32	15	16
6.000%, 9–1–32	16	18
6.500%, 9–1–32	34	38
6.000%, 10–1–32	287	329
6.500%, 10–1–32	38	44
6.000%, 11–1–32	207	238
3.500%, 12–1–32	1,553	1,623
6.000%, 3–1–33	341	391
5.500%, 4–1–33	256	288
6.000%, 4–1–33	11	12
5.500%, 5–1–33	25	28
6.000%, 6–1–33	70	79
6.500%, 8–1–33	14	15
6.000%, 10–1–33	39	44
6.000%, 12–1–33	67	76
5.500%, 1–1–34	59	67
5.500%, 1–1–34	59	67
6.000%, 1–1–34	38	43
5.000%, 3–1–34	210	232
5.000%, 3–1–34	20	22
5.500%, 3–1–34	24	27
5.500%, 4–1–34	23	25
5.000%, 5–1–34	13	14
6.000%, 8–1–34	62	71
5.500%, 9–1–34	179	201
6.000%, 9–1–34	72	82
6.500%, 9–1–34	187	210
5.500%, 11–1–34	207	230

2017	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
6.000%, 11–1–34	$96	$108
6.500%, 11–1–34	6	7
5.000%, 12–1–34	339	374
5.500%, 1–1–35	170	191
5.500%, 1–1–35	23	26
5.500%, 2–1–35	476	534
5.500%, 2–1–35	52	58
6.500%, 3–1–35	137	157
5.000%, 4–1–35	63	69
5.500%, 4–1–35	122	136
4.500%, 5–1–35	216	233
5.500%, 6–1–35	7	8
4.500%, 7–1–35	184	198
5.000%, 7–1–35	376	414
5.000%, 7–1–35	78	86
5.500%, 7–1–35	53	59
5.500%, 8–1–35	7	8
5.500%, 10–1–35	257	288
5.500%, 11–1–35	133	149
5.500%, 12–1–35	146	163
5.000%, 2–1–36	34	38
5.500%, 2–1–36	55	59
6.500%, 2–1–36	26	29
5.500%, 9–1–36	175	197
5.500%, 11–1–36	66	73
6.000%, 11–1–36	45	51
6.000%, 1–1–37	34	38
6.000%, 5–1–37	86	99
5.500%, 6–1–37	47	53
6.000%, 8–1–37	45	51
6.000%, 9–1–37	46	53
7.000%, 10–1–37	16	17
5.500%, 3–1–38	169	193
5.000%, 4–1–38	216	239
5.500%, 5–1–38	54	60
6.000%, 10–1–38	139	157
6.000%, 12–1–38	105	119
4.500%, 6–1–39	132	143
5.000%, 12–1–39	322	359
5.500%, 12–1–39	193	216
5.000%, 3–1–40	727	806
6.000%, 6–1–40	86	98
4.500%, 10–1–40	703	761
4.000%, 12–1–40	886	937
3.500%, 4–1–41	1,746	1,811
4.000%, 4–1–41	1,098	1,171
4.500%, 4–1–41	1,627	1,772
5.000%, 4–1–41	178	196
4.500%, 7–1–41	837	905
4.000%, 8–1–41	665	703
4.000%, 9–1–41	1,066	1,135
3.500%, 10–1–41 TBA	9,725	10,022
4.000%, 10–1–41	1,211	1,290
3.500%, 11–1–41	2,797	2,900
3.500%, 1–1–42	3,491	3,616
3.000%, 3–1–42	1,059	1,068
3.500%, 4–1–42	5,031	5,208
3.500%, 8–1–42	1,705	1,768
3.000%, 9–1–42	1,796	1,811
3.000%, 10–1–42	6,000	6,016
3.500%, 1–1–43	938	971
3.500%, 2–1–43	1,259	1,309

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
3.500%, 3–1–43	$1,750	$1,818
3.000%, 5–1–43	6,306	6,358
4.000%, 1–1–44	1,064	1,139
4.000%, 4–1–44	2,876	3,031
3.500%, 5–1–45	2,123	2,195
3.500%, 6–1–45	1,728	1,789
3.500%, 7–1–45	1,571	1,624
3.500%, 8–1–45	2,063	2,135
3.500%, 9–1–45	1,358	1,404
3.000%, 12–1–45	1,412	1,417
3.000%, 1–1–46	3,769	3,784
4.000%, 2–1–47	988	1,049
3.500%, 8–1–47	4,958	5,113
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (E)	117	—	*
0.011%, 6–17–45 (E)	342	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	51	55
4.000%, 8–20–31	612	650
5.000%, 7–15–33	142	156
5.000%, 7–15–34	104	114
5.500%, 12–15–34	129	145
5.000%, 1–15–35	139	153
3.250%, 11–20–35	617	639
5.000%, 12–15–35	237	261
4.000%, 6–20–36	978	1,039
5.500%, 7–15–38	137	155
5.500%, 10–15–38	161	186
5.500%, 2–15–39	43	49
5.000%, 12–15–39	124	138
5.000%, 1–15–40	757	832
4.500%, 6–15–40	372	404
5.000%, 7–15–40	194	213
4.000%, 12–20–40	492	525
4.000%, 1–15–41	588	623
4.000%, 10–15–41	352	373
3.500%, 10–20–43	1,513	1,581
4.000%, 12–20–44	549	582
3.500%, 2–20–45	2,507	2,610
3.000%, 3–15–45	3,321	3,367
3.000%, 3–20–45	1,657	1,681
3.500%, 3–20–45	1,683	1,752
3.500%, 4–20–45	3,790	3,946
3.500%, 4–20–46	1,230	1,280
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.931%, 2–15–25 (B)	51	55
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	14	16

		205,434

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.6%		$205,434
(Cost: $204,209)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 11.2%
U.S. Treasury Bonds:
5.375%, 2–15–31 (F)	$4,940	6,611
3.000%, 5–15–47	23,852	24,526
U.S. Treasury Notes:
1.250%, 5–31–19	2,850	2,841
1.500%, 5–15–20	4,500	4,490
1.500%, 6–15–20	630	628
1.500%, 7–15–20	2,345	2,338
1.875%, 7–31–22	33,425	33,341
1.625%, 8–31–22	1,665	1,642
2.000%, 4-30-24	8,015	7,950
2.125%, 7–31–24	7,743	7,728
1.875%, 8–31–24	9,000	8,836
2.250%, 8–15–27	5,700	5,659

		106,590

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.2%		$106,590
(Cost: $106,540)

SHORT-TERM SECURITIES
Commercial Paper (G) – 4.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10–5–17	5,000	4,999
Harley-Davidson Financial Services(GTD by Harley-Davidson Credit Corp.),
1.490%, 10–12–17	5,000	4,997
John Deere Canada ULC (GTD by Deere & Co.),
1.190%, 10–23–17	15,000	14,989
Kellogg Co.,
1.341%, 10–2–17	13,000	12,999
Kroger Co. (The),
1.300%, 10–2–17	5,712	5,711

		43,695

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (H)	3,711	3,711

Municipal Obligations – 0.2%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.990%, 10–7–17 (H)	2,000	2,000

18	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Value

TOTAL SHORT-TERM SECURITIES – 5.2%	$49,406
(Cost: $49,408)

TOTAL INVESTMENT SECURITIES – 102.1%	$969,602
(Cost: $955,795)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1)%	(19,819)

NET ASSETS – 100.0%	$949,783

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $185,349 or 19.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of securities with an aggregate value of $375 have been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at September 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Note	Long	374	12–4–17	37,400	$43,945	$(337)
U.S. 10 Year Treasury Note	Short	208	12–29–17	20,800	(26,065)	298
U.S. Treasury Long Bond	Short	11	12–29–17	1,100	(1,681)	30

					$16,199	$(9)

2017	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY ADVANTUS BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,271	$—	$—
Asset-Backed Securities	—	115,776	441
Corporate Debt Securities	—	399,164	—
Mortgage-Backed Securities	—	77,021	—
Municipal Bonds	—	8,499	—
United States Government Agency Obligations	—	205,434	—
United States Government Obligations	—	106,590	—
Short-Term Securities	—	49,406	—
Total	$7,271	$961,890	$441
Futures Contracts	$328	$—	$—

Liabilities
Futures Contracts	$337	$—	$—

During the period ended September 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Information Technology	34.3%
Financials	17.9%
Health Care	11.5%
Industrials	9.7%
Consumer Staples	9.4%
Consumer Discretionary	7.3%
Energy	4.2%
Materials	3.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Lipper Rankings

Category: Large-Cap Core Funds	Rank	Percentile
1 Year	724/790	92
3 Year	671/713	94
5 Year	559/640	88
10 Year	209/492	43

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	Information Technology	Systems Software
Morgan Stanley	Financials	Investment Banking & Brokerage
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
UnitedHealth Group, Inc.	Health Care	Managed Health Care
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
Blackstone Group L.P. (The)	Financials	Asset Management & Custody Banks
Applied Materials, Inc.	Information Technology	Semiconductor Equipment
Monster Beverage Corp.	Consumer Staples	Soft Drinks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.1%
Magna International, Inc.	356	$18,982

Cable & Satellite – 1.9%
Charter Communications, Inc., Class A (A)	16	5,924
Comcast Corp., Class A	291	11,198

		17,122

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	116	18,915

Housewares & Specialties – 1.2%
Newell Rubbermaid, Inc.	244	10,420

Total Consumer Discretionary – 7.3%		65,439
Consumer Staples

Brewers – 1.2%
Molson Coors Brewing Co., Class B	131	10,662

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	111	18,302

Packaged Foods & Meats – 1.4%
Kraft Foods Group, Inc.	157	12,176

Soft Drinks – 2.4%
Monster Beverage Corp. (A)	395	21,829

Tobacco – 2.4%
Philip Morris International, Inc.	189	21,000

Total Consumer Staples – 9.4%		83,969
Energy

Oil & Gas Exploration & Production – 4.2%
Cimarex Energy Co.	132	14,997
EOG Resources, Inc.	187	18,090
Pioneer Natural Resources Co.	32	4,766

		37,853

Total Energy – 4.2%		37,853
Financials

Asset Management & Custody Banks – 2.7%
Blackstone Group L.P. (The)	719	23,976

Diversified Banks – 3.2%
Bank of America Corp.	561	14,211
Wells Fargo & Co.	254	13,998

		28,209

Financial Exchanges & Data – 2.2%
CME Group, Inc.	146	19,836

Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	354	15,497
Morgan Stanley	592	28,531

		44,028

COMMON STOCKS (Continued)	Shares	Value
Other Diversified Financial Services – 4.9%
Citigroup, Inc.	239	$17,356
JPMorgan Chase & Co.	273	26,055

		43,411

Total Financials – 17.9%		159,460
Health Care

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (A)	117	16,432

Health Care Equipment – 2.1%
Intuitive Surgical, Inc. (A)	18	18,512

Managed Health Care – 4.7%
Cigna Corp.	90	16,787
UnitedHealth Group, Inc.	130	25,539

		42,326

Pharmaceuticals – 2.9%
Eli Lilly and Co.	102	8,742
Zoetis, Inc.	267	17,018

		25,760

Total Health Care – 11.5%		103,030
Industrials

Aerospace & Defense – 4.5%
Airbus SE (B)	99	9,380
Lockheed Martin Corp.	51	15,732
United Technologies Corp.	133	15,485

		40,597

Construction Machinery & Heavy Trucks – 1.6%
WABCO Holdings, Inc. (A)	97	14,371

Railroads – 1.6%
Norfolk Southern Corp.	109	14,441

Trucking – 2.0%
J.B. Hunt Transport Services, Inc.	157	17,439

Total Industrials – 9.7%		86,848
Information Technology

Application Software – 2.2%
Adobe Systems, Inc. (A)	134	19,975

Data Processing & Outsourced Services – 6.7%
MasterCard, Inc., Class A	109	15,365
PayPal, Inc. (A)	380	24,344
Visa, Inc., Class A	192	20,164

		59,873

Home Entertainment Software – 1.9%
Electronic Arts, Inc. (A)	146	17,178

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 5.2%
Alphabet, Inc., Class A (A)	29	$28,433
Facebook, Inc., Class A (A)	104	17,846

		46,279

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	444	23,128
ASML Holding N.V., NY Registry Shares	123	21,006

		44,134

Semiconductors – 4.5%
Analog Devices, Inc.	217	18,690
Broadcom Corp., Class A	89	21,562

		40,252

Systems Software – 4.4%
Microsoft Corp.	526	39,159

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	256	39,378

Total Information Technology – 34.3%		306,228
Materials

Commodity Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	133	13,183

Diversified Chemicals – 2.2%
Dow Chemical Co. (The)	290	20,049

Total Materials – 3.7%		33,232

TOTAL COMMON STOCKS – 98.0%		$876,059
(Cost: $697,740)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 1.4%
Sonoco Products Co., 1.330%, 10-2-17	$7,598	7,597
Virginia Electric and Power Co., 1.290%, 10-5-17	5,000	4,999

		12,596

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17 (D)	5,870	5,870

TOTAL SHORT-TERM SECURITIES – 2.1%		$18,466
(Cost: $18,467)

TOTAL INVESTMENT SECURITIES – 100.1%		$894,525
(Cost: $716,207)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(662)

NET ASSETS – 100.0%		$893,863

22	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$876,059	$—	$—
Short-Term Securities	—	18,466	—
Total	$876,059	$18,466	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS	IVY CUNDILL GLOBAL VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Financials	27.4%
Consumer Discretionary	15.5%
Health Care	12.8%
Energy	10.9%
Industrials	10.6%
Information Technology	10.0%
Materials	6.3%
Telecommunication Services	2.5%
Real Estate	1.9%
Consumer Staples	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Lipper Rankings

Category: Global Multi-Cap Value Funds	Rank	Percentile
1 Year	28/97	29
3 Year	80/83	96
5 Year	42/59	70
10 Year	27/38	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	64.0%
United States	61.4%
Other North America	2.6%
Europe	21.0%
United Kingdom	10.3%
France	5.9%
Other Europe	4.8%
Pacific Basin	13.7%
Japan	5.0%
South Korea	4.5%
Other Pacific Basin	4.2%
Other	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Citigroup, Inc.	United States	Financials	Other Diversified Financial Services
Wells Fargo & Co.	United States	Financials	Diversified Banks
Bank of America Corp.	United States	Financials	Diversified Banks
Fiat S.p.A.	United Kingdom	Consumer Discretionary	Automobile Manufacturers
Liberty Global, Inc., Series A	United States	Consumer Discretionary	Cable & Satellite
American International Group, Inc.	United States	Financials	Multi-Line Insurance
Chesapeake Energy Corp., 5.750%, Series A Cumulative	United States	Energy	Oil & Gas Exploration & Production
Barclays plc	United Kingdom	Financials	Diversified Banks
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Twenty-First Century Fox, Inc., Class A	United States	Consumer Discretionary	Movies & Entertainment

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

24	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY CUNDILL GLOBAL VALUE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Consumer Discretionary – 1.6%
Hudson’s Bay Co.	324	$3,303

Materials – 1.0%
Canfor Corp. (A)	105	1,965

Total Canada – 2.6%		5,268
China

Information Technology – 2.2%
Baidu.com, Inc. ADR (A)	17	4,334

Total China – 2.2%		4,334
France

Health Care – 2.7%
Sanofi-Aventis	55	5,484

Industrials – 3.2%
Compagnie de Saint-Gobain	68	4,041
Vinci	26	2,476

		6,517

Total France – 5.9%		12,001
Germany

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	13	2,743

Total Germany – 1.4%		2,743
Hong Kong

Financials – 0.1%
First Pacific Co. Ltd.	257	205

Real Estate – 1.9%
Cheung Kong (Holdings) Ltd.	302	3,860

Total Hong Kong – 2.0%		4,065
Israel

Health Care – 1.0%
Teva Pharmaceutical Industries Ltd. ADR	110	1,928

Total Israel – 1.0%		1,928
Japan

Information Technology – 2.5%
Hitachi Ltd.	721	5,081

Telecommunication Services – 2.5%
SoftBank Group Corp.	60	4,876

Total Japan – 5.0%		9,957

COMMON STOCKS (Continued)	Shares	Value
Luxembourg

Energy – 1.7%
Tenaris S.A.	234	$3,324

Total Luxembourg – 1.7%		3,324
South Korea

Information Technology – 2.6%
Samsung Electronics Co. Ltd.	2	5,216

Materials – 1.9%
POSCO	14	3,805

Total South Korea – 4.5%		9,021
Switzerland

Health Care – 1.7%
Novartis AG, Registered Shares	41	3,481

Total Switzerland – 1.7%		3,481
United Kingdom

Consumer Discretionary – 3.8%
Fiat S.p.A. (A)	426	7,630

Financials – 4.6%
Barclays plc	2,230	5,778
Standard Chartered plc	347	3,445

		9,223

Industrials – 1.9%
Weir Group plc (The)	142	3,743

Total United Kingdom – 10.3%		20,596
United States

Consumer Discretionary – 10.1%
BorgWarner, Inc.	101	5,197
Discovery Communications, Inc. (A)	100	2,025
Liberty Global, Inc., Series A (A)	223	7,546
Twenty-First Century Fox, Inc., Class A	206	5,433

		20,201

Consumer Staples – 1.8%
CVS Caremark Corp.	43	3,527

Energy – 5.4%
Apache Corp.	79	3,626
Chesapeake Energy Corp. (A)	399	1,716
Halliburton Co.	24	1,102
Rowan Cos., Inc. (A)	124	1,599
RPC, Inc.	115	2,853

		10,896

Financials – 21.3%
American International Group, Inc.	121	7,425
Bank of America Corp.	379	9,597
Citigroup, Inc.	151	11,000
Goldman Sachs Group, Inc. (The)	19	4,544

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
Wells Fargo & Co.	185	$10,224

		42,790

Health Care – 7.4%
Allergan plc	9	1,745
Da Vita, Inc. (A)	78	4,631
HCA Holdings, Inc. (A)	57	4,539
McKesson Corp.	25	3,898

		14,813

Industrials – 5.5%
Bristow Group, Inc.	517	4,830
Union Pacific Corp.	34	3,929
Westinghouse Air Brake Technologies Corp.	28	2,135

		10,894

Information Technology – 2.7%
International Business Machines Corp.	37	5,399

Materials – 3.4%
Axalta Coating Systems Ltd. (A)	98	2,846
Compass Minerals International, Inc.	62	3,999

		6,845

Total United States – 57.6%		115,365

TOTAL COMMON STOCKS – 95.9%		$192,083
(Cost: $154,217)

PREFERRED STOCKS
United States

Energy – 3.8%
Chesapeake Energy Corp., 5.750%, Cumulative	2	1,538
Chesapeake Energy Corp., 5.750%, Series A Cumulative	11	6,126

		7,664

Total United States – 3.8%		7,664

TOTAL PREFERRED STOCKS – 3.8%		$7,664
(Cost: $9,876)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.1%
Federal Home Loan Bank 0.700%, 10-2-17	$241	241

TOTAL SHORT-TERM SECURITIES – 0.1%		$241
(Cost: $241)

TOTAL INVESTMENT SECURITIES – 99.8%		$199,988
(Cost: $164,334)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		469
NET ASSETS – 100.0%		$200,457

2017	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY CUNDILL GLOBAL VALUE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	979,900	U.S. Dollar	8,968	11–8–17	Morgan Stanley International	$245	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$192,083	$—	$—
Preferred Stocks	1,538	6,126	—
Short-Term Securities	—	241	—
Total	$193,621	$6,367	$—
Forward Foreign Currency Contracts	$—	$245	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Financials	27.4%
Consumer Discretionary	15.5%
Health Care	12.8%
Energy	10.9%
Industrials	10.6%
Information Technology	10.0%
Materials	6.3%
Telecommunication Services	2.5%
Real Estate	1.9%
Consumer Staples	1.8%
Other+	0.3%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY DIVIDEND OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.0%
Industrials	16.5%
Financials	16.1%
Information Technology	13.8%
Energy	10.9%
Health Care	8.7%
Materials	7.8%
Consumer Staples	7.6%
Consumer Discretionary	6.7%
Real Estate	5.3%
Utilities	3.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

Lipper Rankings

Category: Equity Income Funds	Rank	Percentile
1 Year	296/546	55
3 Year	379/476	80
5 Year	278/369	76
10 Year	207/242	86

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Pfizer, Inc.	Health Care	Pharmaceuticals
Chevron Corp.	Energy	Integrated Oil & Gas
Microsoft Corp.	Information Technology	Systems Software
Wells Fargo & Co.	Financials	Diversified Banks
Lockheed Martin Corp.	Industrials	Aerospace & Defense
Exelon Corp.	Utilities	Electric Utilities
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Suncor Energy, Inc.	Energy	Integrated Oil & Gas
Dow Chemical Co. (The)	Materials	Diversified Chemicals
MetLife, Inc.	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY DIVIDEND OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.3%
Omnicom Group, Inc.	62	$4,589

Cable & Satellite – 1.3%
Comcast Corp., Class A	120	4,619

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	70	11,457

Restaurants – 1.0%
McDonalds Corp.	24	3,737

Total Consumer Discretionary – 6.7%		24,402
Consumer Staples

Brewers – 1.4%
Anheuser-Busch InBev S.A. ADR	44	5,302

Drug Retail – 1.6%
CVS Caremark Corp.	70	5,700

Personal Products – 1.7%
Unilever plc (A)	106	6,158

Tobacco – 2.9%
Philip Morris International, Inc.	96	10,657

Total Consumer Staples – 7.6%		27,817
Energy

Integrated Oil & Gas – 8.6%
Chevron Corp.	159	18,671
Suncor Energy, Inc.	366	12,836

		31,507

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	318	8,290

Total Energy – 10.9%		39,797
Financials

Diversified Banks – 4.7%
Wells Fargo & Co.	309	17,052

Life & Health Insurance – 3.8%
MetLife, Inc.	260	13,668

Multi-Line Insurance – 1.5%
American International Group, Inc.	89	5,451

Other Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	135	12,904

COMMON STOCKS (Continued)	Shares	Value
Regional Banks – 2.6%
KeyCorp.	513	$9,650

Total Financials – 16.1%		58,725
Health Care

Health Care Equipment – 1.4%
Medtronic plc	64	5,006

Pharmaceuticals – 7.3%
Eli Lilly and Co.	91	7,767
Pfizer, Inc.	533	19,027

		26,794

Total Health Care – 8.7%		31,800
Industrials

Aerospace & Defense – 7.9%
BAE Systems plc (A)	280	2,367
Lockheed Martin Corp.	49	15,158
United Technologies Corp.	97	11,225

		28,750

Building Products – 3.0%
Johnson Controls, Inc.	272	10,963

Construction Machinery & Heavy Trucks – 2.1%
PACCAR, Inc.	107	7,704

Electrical Components & Equipment – 2.4%
Eaton Corp.	112	8,612

Railroads – 1.1%
Union Pacific Corp.	35	4,024

Total Industrials – 16.5%		60,053
Information Technology

Communications Equipment – 2.9%
Harris Corp.	56	7,309
Nokia Corp., Series A ADR	549	3,280

		10,589

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	95	5,675

Semiconductors – 4.4%
Analog Devices, Inc.	134	11,586
Cypress Semiconductor Corp.	293	4,396

		15,982

Systems Software – 4.9%
Microsoft Corp.	242	18,045

Total Information Technology – 13.8%		50,291

COMMON STOCKS (Continued)	Shares	Value
Materials

Diversified Chemicals – 3.5%
Dow Chemical Co. (The)	182	$12,579

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	24	3,696

Paper Packaging – 3.3%
International Paper Co.	212	12,046

Total Materials – 7.8%		28,321
Real Estate

Industrial REITs – 2.5%
ProLogis, Inc.	142	8,980

Specialized REITs – 2.8%
Crown Castle International Corp.	50	5,009
Life Storage, Inc.	46	3,792
Uniti Group, Inc.	96	1,401

		10,202

Total Real Estate – 5.3%		19,182
Utilities

Electric Utilities – 3.6%
Exelon Corp.	348	13,105

Total Utilities – 3.6%		13,105

TOTAL COMMON STOCKS – 97.0%		$353,493
(Cost: $268,689)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.4%
Kroger Co. (The), 1.300%, 10-2-17	$8,643	8,642

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17 (C)	392	392

Municipal Obligations – 0.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 0.890%, 10-7-17 (C)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 2.9%		$10,534
(Cost: $10,535)

TOTAL INVESTMENT SECURITIES – 99.9%		$364,027
(Cost: $279,224)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		208

NET ASSETS – 100.0%		$364,235

28	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY DIVIDEND OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$353,493	$—	$—
Short-Term Securities	—	10,534	—
Total	$353,493	$10,534	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	IVY EMERGING MARKETS EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Information Technology	31.3%
Financials	20.2%
Consumer Discretionary	14.4%
Materials	8.9%
Energy	7.3%
Consumer Staples	4.6%
Real Estate	4.0%
Health Care	3.2%
Telecommunication Services	2.1%
Industrials	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Lipper Rankings

Category: Emerging Markets Funds	Rank	Percentile
1 Year	56/811	7
3 Year	14/653	3
5 Year	20/457	5
10 Year	54/187	29

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Pacific Basin	68.8%
China	27.1%
South Korea	13.6%
India	11.5%
Taiwan	6.3%
Other Pacific Basin	10.3%
South America	16.9%
Brazil	13.5%
Other South America	3.4%
Europe	7.6%
Russia	5.6%
Other Europe	2.0%
North America	2.6%
Other	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Tencent Holdings Ltd.	China	Information Technology	Internet Software & Services
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Sberbank of Russia ADR	Russia	Financials	Diversified Banks
Sunny Optical Technology (Group) Co. Ltd.	China	Information Technology	Electronic Components
Petroleo Brasileiro S.A.	Brazil	Energy	Integrated Oil & Gas
Sociedad Quimica y Minera de Chile S.A. ADR	Chile	Materials	Fertilizers & Agricultural Chemicals
Yandex N.V., Class A	Netherlands	Information Technology	Internet Software & Services
PJSC LUKOIL ADR	Russia	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

30	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina

Energy – 1.2%
YPF Sociedad Anonima ADR	1,010	$22,498

Total Argentina – 1.2%		22,498
Brazil

Consumer Discretionary – 1.5%
Kroton Educacional S.A.	4,359	27,485

Consumer Staples – 1.3%
Raia Drogasil S.A.	1,065	25,207

Energy – 2.2%
Petroleo Brasileiro S.A. (A)	8,412	40,743

Financials – 4.6%
Banco Bradesco S.A.	2,525	28,051
Banco do Brasil S.A.	2,636	29,091
Itau Unibanco Holdings S.A.	2,121	29,137

		86,279

Health Care – 0.5%
Hypermarcas S.A.	1,045	10,586

Information Technology – 1.0%
MercadoLibre, Inc.	71	18,472

Materials – 1.3%
Vale S.A.	2,332	23,607

Real Estate – 1.1%
BRMalls Participacoes S.A.	4,457	19,925

Total Brazil – 13.5%		252,304
Chile

Materials – 2.2%
Sociedad Quimica y Minera de Chile S.A. ADR	732	40,741

Total Chile – 2.2%		40,741
China

Consumer Discretionary – 5.0%
Brilliance China Automotive Holdings Ltd.	11,912	31,718
Geely Automobile Holdings Ltd.	6,545	18,433
JD.com, Inc. ADR (A)	240	9,176
SAIC Motor Corp. Ltd., Class A	3,351	15,225
Sands China Ltd.	3,430	17,852

		92,404

Consumer Staples – 1.1%
Kweichow Moutai Co. Ltd., A Shares	275	21,399

Financials – 5.4%
BOC Hong Kong (Holdings) Ltd., H Shares	40,152	19,789
Industrial and Commercial Bank of China Ltd., H Shares	33,601	24,948

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,711	$36,154
ZhongAn Online P&C Insurance Co. Ltd. (A)	2,410	19,578

		100,469

Information Technology – 13.0%
Alibaba Group Holding Ltd. ADR (A)	485	83,695
NetEase.com, Inc. ADR	82	21,535
Sunny Optical Technology (Group) Co. Ltd.	3,205	50,962
Tencent Holdings Ltd.	1,984	85,379

		241,571

Materials – 1.1%
Aluminum Corp. of China Ltd., H Shares (A)	22,616	20,295

Real Estate – 1.5%
China Overseas Land & Investment Ltd.	5,670	18,437
Logan Property Holdings Co. Ltd.	9,534	9,837

		28,274

Total China – 27.1%		504,412
Hong Kong

Consumer Staples – 1.0%
China Resources Beer (Holdings) Co. Ltd.	6,738	18,242

Information Technology – 1.0%
AAC Technologies Holdings, Inc.	1,036	17,403

Real Estate – 0.7%
China Resources Land Ltd.	4,253	13,011

Total Hong Kong – 2.7%		48,656
India

Consumer Discretionary – 2.9%
Maruti Suzuki India Ltd.	301	36,719
Page Industries Ltd.	39	10,914
Zee Entertainment Enterprises Ltd.	857	6,824

		54,457

Consumer Staples – 1.2%
ITC Ltd.	1,034	4,090
United Spirits Ltd. (A)	496	18,215

		22,305

Energy – 1.9%
Reliance Industries Ltd.	2,934	35,072

Financials – 4.2%
HDFC Bank Ltd.	617	17,064
ICICI Bank Ltd.	3,508	14,856
Kotak Mahindra Bank Ltd.	1,130	17,341
RBL Bank Ltd.	1,519	11,786

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
YES BANK Ltd.	3,409	$18,268

		79,315

Industrials – 1.3%
Havells India Ltd.	1,174	8,686
Larsen & Toubro Ltd.	833	14,564

		23,250

Total India – 11.5%		214,399
Indonesia

Financials – 1.1%
PT Bank Mandiri (Persero) Tbk	41,735	20,838

Telecommunication Services – 1.0%
PT Telekomunikasi Indonesia Persero Tbk	54,518	18,943

Total Indonesia – 2.1%		39,781
Macau

Consumer Discretionary – 1.7%
Galaxy Entertainment Group	4,429	31,185

Total Macau – 1.7%		31,185
Malaysia

Industrials – 0.7%
Sime Darby Berhad	6,430	13,735

Total Malaysia – 0.7%		13,735
Mexico

Materials – 2.6%
CEMEX S.A.B. de C.V. (A)	31,867	28,945
Mexichem S.A.B. de C.V.	7,792	20,543

		49,488

Total Mexico – 2.6%		49,488
Netherlands

Information Technology – 2.0%
Yandex N.V., Class A (A)	1,123	37,018

Total Netherlands – 2.0%		37,018
Russia

Energy – 2.0%
PJSC LUKOIL ADR	707	37,455

Financials – 2.9%
Sberbank of Russia ADR	3,809	54,224

Real Estate – 0.7%
Etalon Group Ltd. GDR	3,351	13,855

Total Russia – 5.6%		105,534

2017	SEMIANNUAL REPORT	31

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
South Africa

Consumer Discretionary – 1.0%
Naspers Ltd., Class N	84	$18,199

Telecommunication Services – 1.1%
MTN Group Ltd.	2,158	19,822

Total South Africa – 2.1%		38,021
South Korea

Consumer Discretionary – 1.2%
Hyundai Motor Co.	171	22,438

Health Care – 2.7%
Hugel, Inc. (A)	41	18,927
Samsung BioLogics Co. Ltd. (A)	91	26,808
Vieworks Co. Ltd.	159	5,441

		51,176

Information Technology – 8.0%
Samsung Electronics Co. Ltd.	52	116,498
SK hynix, Inc.	447	32,382

		148,880

Materials – 1.7%
POSCO	116	32,117

Total South Korea – 13.6%		254,611

COMMON STOCKS (Continued)	Shares	Value
Taiwan

Information Technology – 6.3%
Hon Hai Precision Industry Co. Ltd.	7,715	$26,715
Largan Precision Co. Ltd.	180	31,670
Taiwan Semiconductor Manufacturing Co. Ltd.	8,252	58,918

		117,303

Total Taiwan – 6.3%		117,303
Turkey

Consumer Discretionary – 1.1%
Arcelik Anonim Sirketi	3,299	21,034

Financials – 2.0%
Akbank T.A.S.	6,846	18,061
Turkiye Garanti Bankasi A.S.	6,686	18,165

		36,226

Total Turkey – 3.1%		57,260

TOTAL COMMON STOCKS – 98.0%		$1,826,946
(Cost: $1,422,290)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.1%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
1.180%, 10–5–17	$9,000	8,998

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Mondelez International, Inc.
1.510%, 10–10–17	$6,000	$5,997
Northern Illinois Gas Co.
1.250%, 10–2–17	6,804	6,803
Sysco Corp.
1.350%, 10–2–17	2,447	2,447
Walgreens Boots Alliance, Inc.
1.490%, 10–12–17	10,000	9,995
Wisconsin Gas LLC
1.180%, 10–5–17	5,000	4,999

		39,239

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.450%, 10–4–17( C)	1,690	1,690

TOTAL SHORT-TERM SECURITIES – 2.2%		$40,929
(Cost: $40,933)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,867,875
(Cost: $1,463,223)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(4,205)

NET ASSETS – 100.0%		$1,863,670

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,826,946	$—	$—
Short-Term Securities	—	40,929	—
Total	$1,826,946	$40,929	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

32	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	31.3%
Financials	20.2%
Consumer Discretionary	14.4%
Materials	8.9%
Energy	7.3%
Consumer Staples	4.6%
Real Estate	4.0%
Health Care	3.2%
Telecommunication Services	2.1%
Industrials	2.0%
Other+	2.0%
+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	IVY EUROPEAN OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Financials	18.2%
Industrials	16.6%
Consumer Staples	10.9%
Consumer Discretionary	10.8%
Information Technology	10.5%
Energy	10.0%
Health Care	6.9%
Materials	6.7%
Utilities	5.9%
Telecommunication Services	1.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Lipper Rankings

Category: European Region Funds	Rank	Percentile
1 Year	71/157	45
3 Year	56/124	45
5 Year	63/98	64
10 Year	53/70	75

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	97.1%
France	31.1%
United Kingdom	29.8%
Germany	9.5%
Netherlands	6.8%
Italy	4.1%
Norway	4.1%
Other Europe	11.7%
Pacific Basin	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
ING Groep N.V., Certicaaten Van Aandelen	Netherlands	Financials	Diversified Banks
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Thales	France	Industrials	Aerospace & Defense
Total S.A.	France	Energy	Integrated Oil & Gas
ENEL S.p.A.	Italy	Utilities	Electric Utilities
HSBC Holdings plc	United Kingdom	Financials	Diversified Banks
Unilever N.V., Certicaaten Van Aandelen	Netherlands	Consumer Staples	Personal Products
Weir Group plc (The)	United Kingdom	Industrials	Industrial Machinery
Prudential plc	United Kingdom	Financials	Life & Health Insurance
Infineon Technologies AG	Germany	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Denmark

Industrials – 1.5%
Vestas Wind Systems A/S	46	$4,092

Total Denmark – 1.5%		4,092
France

Consumer Discretionary – 7.3%
Compagnie Generale des Etablissements Michelin, Class B	38	5,501
LVMH Moet Hennessy - Louis Vuitton	19	5,304
Renault S.A.	43	4,235
Valeo S.A.	57	4,202

		19,242

Energy – 2.6%
Total S.A.	126	6,788

Financials – 5.5%
Axa S.A.	133	4,019
BNP Paribas S.A.	65	5,241
Societe Generale S.A.	91	5,304

		14,564

Health Care – 1.0%
Innate Pharma S.A. (A)	210	2,548

Industrials – 9.6%
Compagnie de Saint-Gobain	71	4,235
Eiffage S.A.	33	3,437
Schneider Electric S.A.	56	4,891
Thales	69	7,806
Vinci	53	5,073

		25,442

Information Technology – 3.6%
Cap Gemini S.A.	35	4,102
Ubisoft Entertainment S.A. (A)	79	5,410

		9,512

Telecommunication Services – 1.5%
Orange S.A.	232	3,803

Total France – 31.1%		81,899
Germany

Consumer Discretionary – 1.6%
Bayerische Motoren Werke AG	42	4,220

Health Care – 1.3%
Fresenius SE & Co. KGaA	44	3,549

Industrials – 1.6%
KION Holding 1 GmbH	45	4,278

Information Technology – 3.5%
Infineon Technologies AG	226	5,687
SAP AG	34	3,714

		9,401

COMMON STOCKS (Continued)	Shares	Value
Materials – 1.5%
HeidelbergCement AG	39	$3,978

Total Germany – 9.5%		25,426
Ireland

Consumer Staples – 1.1%
Glanbia plc	160	3,008

Materials – 1.5%
CRH plc	102	3,894

Total Ireland – 2.6%		6,902
Italy

Materials – 1.5%
Buzzi Unicem S.p.A.	153	4,122

Utilities – 2.6%
ENEL S.p.A.	1,113	6,701

Total Italy – 4.1%		10,823
Malaysia

Consumer Staples – 0.9%
PureCircle Ltd. (A)	340	2,248

Total Malaysia – 0.9%		2,248
Netherlands

Consumer Staples – 3.4%
Heineken N.V.	25	2,489
Unilever N.V., Certicaaten Van Aandelen	110	6,476

		8,965

Financials – 3.4%
ING Groep N.V., Certicaaten Van Aandelen	493	9,096

Total Netherlands – 6.8%		18,061
Norway

Consumer Staples – 2.1%
Marine Harvest ASA	281	5,549

Energy – 0.5%
DNO International ASA (A)	913	1,252

Financials – 1.5%
DNB ASA	203	4,081

Total Norway – 4.1%		10,882
Russia

Energy – 1.6%
PJSC LUKOIL ADR	79	4,177

Total Russia – 1.6%		4,177

COMMON STOCKS (Continued)	Shares	Value
Spain

Utilities – 1.4%
Iberdrola S.A.	485	$3,767

Total Spain – 1.4%		3,767
Sweden

Financials – 1.2%
Skandinaviska Enskilda Banken AB, Series A	251	3,306

Total Sweden – 1.2%		3,306
Switzerland

Financials – 1.9%
UBS Group AG	291	4,965

Information Technology – 1.5%
STMicroelectronics N.V.	203	3,931

Total Switzerland – 3.4%		8,896
United Kingdom

Consumer Discretionary – 1.9%
GKN plc	1,130	5,240

Consumer Staples – 3.4%
British American Tobacco plc	84	5,265
Diageo plc	116	3,804

		9,069

Energy – 5.3%
Royal Dutch Shell plc, Class A	285	8,580
Tullow Oil plc (A)	2,279	5,684

		14,264

Financials – 4.7%
HSBC Holdings plc	666	6,578
Prudential plc	240	5,751

		12,329

Health Care – 4.6%
AstraZeneca plc	66	4,400
GlaxoSmithKline plc	197	3,921
Shire plc	78	3,963

		12,284

Industrials – 3.9%
Ashtead Group plc	187	4,505
Weir Group plc (The)	219	5,753

		10,258

Information Technology – 1.9%
Imagination Technologies Group plc (A)	595	1,338
JUST EAT plc (A)	417	3,736

		5,074

Materials – 2.2%
Mondi plc	95	2,552
Rio Tinto plc	70	3,253

		5,805

2017	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities – 1.9%
National Grid plc	408	$5,059

Total United Kingdom – 29.8%		79,382

TOTAL COMMON STOCKS – 98.0%		$259,861
(Cost: $214,628)

SHORT–TERM SECURITIES	Principal
Commercial Paper (B) – 1.4%
Sysco Corp.
1.350%, 10–2–17	$3,735	3,735

SHORT–TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps)
1.450%, 10-4-17 (C)	$1,126	$1,126

TOTAL SHORT–TERM SECURITIES – 1.8%		$4,861
(Cost: $4,861)

TOTAL INVESTMENT SECURITIES – 99.8%		$264,722
(Cost: $219,489)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 0.2%		570

NET ASSETS – 100.0%		$265,292

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $975 is held in collateralized accounts for OTC foreign forward currency contracts collateral.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,649	U.S. Dollar	12,465	10-5-17	Citibank N.A.	$—	$465

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$259,861	$—	$—
Short-Term Securities	—	4,861	—
Total	$259,861	$4,861	$—

Liabilities
Forward Foreign Currency Contracts	$—	$465	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

36	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY EUROPEAN OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.2%
Industrials	16.6%
Consumer Staples	10.9%
Consumer Discretionary	10.8%
Information Technology	10.5%
Energy	10.0%
Health Care	6.9%
Materials	6.7%
Utilities	5.9%
Telecommunication Services	1.5%
Other+	2.0%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS	IVY GLOBAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	5.4%
Utilities	2.2%
Energy	1.5%
Information Technology	0.9%
Financials	0.8%
Bonds	87.1%
Corporate Debt Securities	49.6%
United States Government and Government Agency Obligations	23.7%
Other Government Securities	13.4%
Loans	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.5%

Quality Weightings

Investment Grade	49.9%
AA	24.9%
A	6.1%
BBB	18.9%
Non-Investment Grade	37.2%
BB	21.0%
B	11.3%
CCC	1.8%
Non-rated	3.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	12.9%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Lipper Rankings

Category: Global Income Funds	Rank	Percentile
1 Year	29/210	14
3 Year	87/192	46
5 Year	55/175	32

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	46.2%
United States	37.1%
Mexico	4.8%
Other North America	4.3%
Europe	19.1%
United Kingdom	6.1%
Luxembourg	3.9%
Other Europe	9.1%
South America	18.4%
Brazil	5.3%
Argentina	4.6%
Chile	3.9%
Columbia	3.5%
Other South America	1.1%
Pacific Basin	4.5%
Other	1.0%
Bahamas/Caribbean	0.9%
Middle East	2.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.5%

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 1.3%
Alupar Investimento S.A.	212	$1,254
Transmissora Alianca de Energia Eletrica S.A.	181	1,268

		2,522

Total Brazil – 1.3%		2,522
Chile

Utilities – 0.4%
Aguas Andinas S.A.	1,051	668

Total Chile – 0.4%		668
Panama

Financials – 0.8%
Banco Latinoamericano de Comercio Exterior S.A.	52	1,527

Total Panama – 0.8%		1,527
United Kingdom

Energy – 1.5%
Royal Dutch Shell plc, Class A	87	2,613
Seadrill Partners LLC	31	117

		2,730

Total United Kingdom – 1.5%		2,730
United States

Information Technology – 0.9%
Intel Corp.	46	1,756

Utilities – 0.5%
PPL Corp.	24	928

Total United States – 1.4%		2,684

TOTAL COMMON STOCKS – 5.4%		$10,131
(Cost: $10,322)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.7%
Pan American Energy LLC:
7.875%, 5–7–21 (A)	$1,000	1,079
7.875%, 5–7–21	500	540
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	1,300	1,388
8.500%, 3–23–21 (A)	250	281

		3,288

Total Argentina – 1.7%		3,288

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Austria

Consumer Staples – 0.3%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2–5–23 (A)	$500	$485

Total Austria – 0.3%		485
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9–20–24 (A)	450	461

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	252	–	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	1,500	75

Materials – 1.9%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	2,500	2,697
Vale Overseas Ltd.:
4.625%, 9–15–20	500	529
6.250%, 8–10–26	425	484

		3,710

Total Brazil – 2.2%		4,246
British Virgin Islands

Energy – 0.3%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)	532	521
5.250%, 7–30–18	58	57

		578

Total British Virgin Islands – 0.3%		578
Canada

Financials – 3.2%
Bank of Montreal
1.800%, 7–31–18	1,100	1,102
Canadian Imperial Bank of Commerce
2.100%, 10–5–20	5,000	4,998

		6,100

Total Canada – 3.2%		6,100
Cayman Islands

Industrials – 0.2%
Guanay Finance Ltd.
6.000%, 12–15–20	295	302

Telecommunication Services – 0.7%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	1,200	1,290

Total Cayman Islands – 0.9%		1,592

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Chile

Industrials – 1.4%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)	$1,028	$1,054
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)	1,500	1,606

		2,660

Materials – 2.1%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)	2,925	2,932
4.375%, 5–15–23 (A)	1,000	1,034

		3,966

Total Chile – 3.5%		6,626
China

Information Technology – 0.5%
Alibaba Group Holding Ltd.
2.500%, 11–28–19	1,000	1,008

Total China – 0.5%		1,008
Columbia

Financials – 0.3%
Banco de Bogota S.A.
5.375%, 2–19–23 (A)	500	530

Utilities – 2.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP 4,880,000	1,734
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	6,300,000	2,219

		3,953

Total Columbia – 2.4%		4,483
France

Consumer Staples – 0.4%
Pernod Ricard S.A.
4.250%, 7–15–22 (A)	$750	805

Financials – 0.4%
BNP Paribas S.A.
7.625%, 12–29–49 (A)	700	769

Total France – 0.8%		1,574
Hong Kong

Telecommunication Services – 0.5%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)	1,000	1,000

Total Hong Kong – 0.5%		1,000

2017	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
India

Industrials – 0.7%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)	$1,300	$1,323

Materials – 0.4%
Vedanta Resources plc
6.375%, 7–30–22 (A)	800	832

Total India – 1.1%		2,155
Ireland

Financials – 0.4%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)	750	779

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC
5.000%, 5–30–23	700	726

Total Ireland – 0.8%		1,505
Luxembourg

Consumer Discretionary – 0.7%
Altice S.A.
7.625%, 2–15–25 (A)	1,150	1,240

Financials – 1.6%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)	2,950	2,999

Industrials – 0.4%
JSL Europe (GTD by JSL S.A.)
7.750%, 7–26–24 (A)	750	790

Total Luxembourg – 2.7%		5,029
Mexico

Consumer Staples – 0.4%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)	750	802

Financials – 0.8%
Banco Santander S.A.
4.125%, 11–9–22 (A)	850	891
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	500	520

		1,411

Materials – 2.6%
C5 Capital (SPV) Ltd. (3–Month U.S. LIBOR plus 428 bps)
5.573%, 12–29–49 (A)(D)	1,600	1,512
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)	2,100	2,184
7.250%, 1–15–21 (A)	1,200	1,261

		4,957

Total Mexico – 3.8%		7,170

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Netherlands

Consumer Discretionary – 1.4%
Myriad International Holdings B.V.
6.000%, 7–18–20 (A)	$900	$971
VTR Finance B.V.
6.875%, 1–15–24 (A)	1,680	1,777

		2,748

Consumer Staples – 0.6%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)	500	515
8.000%, 6–8–23 (A)	550	569

		1,084

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20	1,375	1,428
8.375%, 5–23–21	300	347

		1,775

Materials – 0.1%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)	250	235

Utilities – 0.3%
Majapahit Holding B.V.
7.750%, 1–20–20 (A)	500	558

Total Netherlands – 3.3%		6,400
Norway

Energy – 0.3%
Aker BP ASA
6.000%, 7–1–22 (A)	500	520

Total Norway – 0.3%		520
Peru

Materials – 0.4%
San Miguel Industrias PET S.A.
4.500%, 9–18–22 (A)	750	758

Real Estate – 0.7%
InRetail Shopping Malls
5.250%, 10–10–21 (A)	1,300	1,342

Total Peru – 1.1%		2,100
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (A)	283	292

Total Qatar – 0.1%		292

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Russia

Materials – 0.6%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)	$1,100	$1,101

Total Russia – 0.6%		1,101
Singapore

Consumer Staples – 1.4%
Olam International Ltd.
7.500%, 8–12–20	2,500	2,733

Total Singapore – 1.4%		2,733
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	1,600	1,656

Total Spain – 0.9%		1,656
United Arab Emirates

Financials – 1.0%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	500	518
3.500%, 3–18–20 (A)	1,400	1,426

		1,944

Total United Arab Emirates – 1.0%		1,944
United Kingdom

Consumer Staples – 0.3%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (A)	550	572

Financials – 4.3%
Barclays plc
8.250%, 12–29–49	1,500	1,584
HSBC Holdings plc
5.625%, 12–29–49	1,200	1,232
Industrial and Commercial Bank of China Ltd.
2.250%, 12–21–18	550	550
State Bank of India:
3.250%, 4–18–18 (A)	3,750	3,774
3.622%, 4–17–19 (A)	1,000	1,018

		8,158

Total United Kingdom – 4.6%		8,730
United States

Consumer Staples – 0.9%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
2.200%, 8–1–18	854	858
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	800	823

		1,681

40	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 0.5%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7–15–25 (A)	$850	$920

Financials – 1.6%
BBVA Bancomer S.A.
6.500%, 3–10–21 (A)	400	442
Citigroup, Inc.
8.400%, 4–29–49	1,250	1,303
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	450	458
Wells Fargo & Co.
7.980%, 3–29–49	750	772

		2,975

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.
4.500%, 1–15–23 (A)	675	716

Industrials – 1.1%
BAE Systems Holdings, Inc.
2.850%, 12–15–20 (A)	475	481
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	1,607	1,667

		2,148

Information Technology – 2.4%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	3,300	3,311
L–3 Communications Corp.
5.200%, 10–15–19	1,000	1,063

		4,374

Materials – 1.1%
BakerCorp International, Inc.
8.250%, 6–1–19	725	674
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	1,218	1,212

		1,886

Real Estate – 1.0%
Aircastle Ltd.
4.625%, 12–15–18	1,900	1,950

Telecommunication Services – 2.6%
American Tower Corp.
3.400%, 2–15–19	1,400	1,425
T–Mobile USA, Inc.
6.000%, 3–1–23	2,977	3,137
Verizon Communications, Inc.
2.625%, 2–21–20	410	417

		4,979

Total United States – 11.6%		21,629

TOTAL CORPORATE DEBT SECURITIES – 49.6%		$93,944
(Cost: $95,567)

OTHER GOVERNMENT SECURITIES (E)	Principal	Value
Argentina – 2.9%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (A)	$225	$240
Province of Buenos Aires
9.950%, 6–9–21	1,596	1,838
Republic of Argentina
5.625%, 1–26–22	250	262
6.875%, 4–22–21	3,000	3,267

		5,607

Brazil – 1.8%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5–9–24 (A)	700	706
Federative Republic of Brazil
4.875%, 1–22–21	2,600	2,782

		3,488

Columbia – 1.1%
Republic of Colombia
4.375%, 7–12–21	1,850	1,974

Indonesia – 1.0%
Republic of Indonesia
3.750%, 4–25–22 (A)	1,850	1,920

Luxembourg – 1.2%
Atento Luxco 1 S.A.
6.125%, 8–10–22 (A)	1,125	1,175
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (A)	1,000	1,082

		2,257

Mexico – 1.0%
United Mexican States
3.625%, 3–15–22	1,850	1,939

Poland – 0.7%
Republic of Poland
5.125%, 4–21–21	1,250	1,370

Qatar – 0.9%
Qatar Government Bond
2.375%, 6–2–21(A)	1,800	1,773

Russia – 0.7%
Russian Federation
3.500%, 1–16–19 (A)	1,200	1,218

Saudi Arabia – 0.4%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	750	740

South Africa – 1.0%
Republic of South Africa
5.500%, 3–9–20	1,850	1,968

Turkey – 0.7%
Turkey Government Bond
5.125%, 3–25–22	1,300	1,361

OTHER GOVERNMENT SECURITIES (E) (Continued)		Value
TOTAL OTHER GOVERNMENT SECURITIES – 13.4%		$25,615
(Cost: $25,033)

LOANS (D)	Principal
United States

Materials – 0.4%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps)
4.311%, 2–7–20	$873	839

Total United States – 0.4%		839

TOTAL LOANS – 0.4%		$839
(Cost: $866)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
4.000%, 2–15–24 (F)	41	1
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	29	30

		31

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$31
(Cost: $91)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 23.7%
U.S. Treasury Bonds
2.250%, 11–15–25	3,550	3,548
U.S. Treasury Notes:
1.000%, 9–15–18	4,000	3,986
1.000%, 10–15–19	4,000	3,960
3.500%, 5–15–20	1,980	2,078
2.625%, 11–15–20	4,500	4,631
2.125%, 8–15–21	3,500	3,544
1.125%, 9–30–21	4,000	3,894
1.250%, 10–31–21	1,700	1,661
1.750%, 11–30–21	1,600	1,594
1.875%, 1–31–22	3,000	3,000
1.750%, 5–15–22	7,475	7,433
1.875%, 9–30–22	4,000	3,989
1.500%, 8–15–26	1,700	1,591

		44,909

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.7%		$44,909
(Cost: $44,785)

2017	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT–TERM SECURITIES	Principal	Value
Commercial Paper (G) – 7.4%
BorgWarner, Inc.
1.380%, 10–5–17	$4,000	$3,999
John Deere Canada ULC (GTD by Deere & Co.)
1.190%, 10–23–17	5,000	4,996
Medtronic Global Holdings SCA
1.580%, 10–10–17	5,000	4,998

		13,993

SHORT–TERM SECURITIES (Continued)	Principal	Value
Master Note – 3.5%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (H)	$6,578	$6,578

TOTAL SHORT–TERM SECURITIES – 10.9%		$20,571
(Cost: $20,572)

TOTAL INVESTMENT SECURITIES – 103.4%		$196,040
(Cost: $197,236)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.4)%		(6,382)

NET ASSETS – 100.0%		$189,658

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $65,480 or 34.5% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP — Columbian Peso).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at September 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$10,131	$—	$—
Corporate Debt Securities	—	93,944	—
Other Government Securities	—	25,615	—
Loans	—	839	—
United States Government Agency Obligations	—	31	—
United States Government Obligations	—	44,909	—
Short-Term Securities	—	20,571	—
Total	$10,131	$185,909	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

42	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
United States Government and Government Agency Obligations	23.7%
Financials	15.3%
Other Government Securities	13.4%
Materials	9.6%
Energy	5.3%
Utilities	4.6%
Consumer Staples	4.6%
Telecommunication Services	4.2%
Information Technology	4.0%
Industrials	3.6%
Consumer Discretionary	2.1%
Real Estate	1.7%
Health Care	0.4%
Other+	7.5%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS	IVY GLOBAL EQUITY INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.3%
Financials	16.7%
Health Care	15.1%
Consumer Staples	12.6%
Information Technology	11.0%
Energy	10.5%
Industrials	9.9%
Consumer Discretionary	9.0%
Utilities	6.3%
Materials	4.9%
Telecommunication Services	3.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.7%

Lipper Rankings

Category: Global Equity Income Funds	Rank	Percentile
1 Year	42/155	27
3 Year	60/136	44
5 Year	45/113	40

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	48.2%
United Kingdom	19.7%
France	11.8%
Netherlands	5.1%
Other Europe	11.6%
North America	39.3%
United States	35.8%
Canada	3.5%
Pacific Basin	11.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Total S.A.	France	Energy	Integrated Oil & Gas
Marine Harvest ASA	Norway	Consumer Staples	Packaged Foods & Meats
Merck & Co., Inc.	United States	Health Care	Pharmaceuticals
ENEL S.p.A.	Italy	Utilities	Electric Utilities
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Unilever N.V., Certicaaten Van Aandelen	Netherlands	Consumer Staples	Personal Products
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

44	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.0%
National Australia Bank Ltd.	125	$3,091

Total Australia – 1.0%		3,091
Canada

Financials – 3.5%
Bank of Montreal	60	4,578
Royal Bank of Canada	80	6,198

		10,776

Total Canada – 3.5%		10,776
China

Consumer Discretionary – 1.7%
ANTA Sports Products Ltd.	1,222	5,138

Total China – 1.7%		5,138
France

Consumer Discretionary – 1.5%
LVMH Moet Hennessy-Louis Vuitton	17	4,608

Energy – 3.3%
Total S.A.	189	10,146

Financials – 1.0%
BNP Paribas S.A.	38	3,081

Industrials – 4.5%
Compagnie de Saint-Gobain	71	4,201
Schneider Electric S.A.	39	3,366
Vinci	64	6,079

		13,646

Telecommunication Services – 1.5%
Orange S.A.	267	4,377

Total France – 11.8%		35,858
Hong Kong

Financials – 1.4%
BOC Hong Kong (Holdings) Ltd.	890	4,324

Total Hong Kong – 1.4%		4,324
India

Financials – 1.4%
Indiabulls Housing Finance Ltd.	228	4,212

Total India – 1.4%		4,212
Ireland

Materials – 1.1%
CRH plc	86	3,299

Total Ireland – 1.1%		3,299

COMMON STOCKS (Continued)	Shares	Value
Italy

Utilities – 2.8%
ENEL S.p.A.	1,451	$8,738

Total Italy – 2.8%		8,738
Japan

Consumer Discretionary – 1.6%
Bridgestone Corp.	106	4,804

Telecommunication Services – 1.8%
Nippon Telegraph and Telephone Corp.	122	5,586

Total Japan – 3.4%		10,390
Netherlands

Consumer Staples – 2.4%
Unilever N.V., Certicaaten Van Aandelen	126	7,474

Financials – 1.7%
ING Groep N.V., Certicaaten Van Aandelen	270	4,986

Industrials – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	75	3,111

Total Netherlands – 5.1%		15,571

Norway

Consumer Staples – 3.1%
Marine Harvest ASA	481	9,519

Total Norway – 3.1%		9,519
Russia

Energy – 1.6%
PJSC LUKOIL ADR	90	4,770

Total Russia – 1.6%		4,770

Singapore

Financials – 1.5%
DBS Group Holdings Ltd.	304	4,671

Total Singapore – 1.5%		4,671

South Korea

Information Technology – 1.4%
Samsung Electronics Co. Ltd.	2	4,477

Total South Korea – 1.4%		4,477

COMMON STOCKS (Continued)	Shares	Value
Spain

Utilities – 1.5%
Iberdrola S.A.	578	$4,493

Total Spain – 1.5%		4,493
Switzerland

Consumer Staples – 1.5%
Nestle S.A., Registered Shares	55	4,589

Total Switzerland – 1.5%		4,589
United Kingdom

Consumer Discretionary – 2.7%
Bellway plc	75	3,327
GKN plc	1,074	4,979

		8,306

Consumer Staples – 3.3%
British American Tobacco plc	85	5,328
Diageo plc	138	4,546

		9,874

Energy – 3.9%
Royal Dutch Shell plc, Class A	400	12,045

Financials – 2.6%
HSBC Holdings plc	466	4,605
Prudential plc	143	3,429

		8,034

Health Care – 3.0%
AstraZeneca plc	70	4,628
GlaxoSmithKline plc	230	4,578

		9,206

Materials – 2.2%
Mondi plc	114	3,065
Rio Tinto plc	81	3,774

		6,839

Utilities – 2.0%
National Grid plc	480	5,952

Total United Kingdom – 19.7%		60,256
United States

Consumer Discretionary – 1.5%
Home Depot, Inc. (The)	29	4,694

Consumer Staples – 2.3%
Philip Morris International, Inc.	64	7,060

Energy – 1.7%
Chevron Corp.	43	5,065

2017	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Financials – 2.6%
Bank of America Corp.	184	$4,663
Wells Fargo & Co.	60	3,309

		7,972

Health Care – 12.1%
AbbVie, Inc.	53	4,701
Eli Lilly and Co.	55	4,689
Johnson & Johnson	58	7,492
Merck & Co., Inc. (A)	141	9,034
Pfizer, Inc.	305	10,902

		36,818

Industrials – 4.4%
Eaton Corp.	55	4,239
Lockheed Martin Corp.	16	4,937
United Technologies Corp.	37	4,283

		13,459

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 9.6%
Analog Devices, Inc.	36	$3,076
Broadcom Corp., Class A	15	3,735
Cypress Semiconductor Corp.	219	3,291
Intel Corp.	176	6,687
Microsoft Corp.	168	12,509

		29,298

Materials – 1.6%
Eastman Chemical Co.	55	4,959

Total United States – 35.8%		109,325

TOTAL COMMON STOCKS – 99.3%		$303,497
(Cost: $252,203)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10-4-17(B)	$1,172	$1,172

TOTAL SHORT-TERM SECURITIES – 0.4%		$1,172
(Cost: $1,172)

TOTAL INVESTMENT SECURITIES – 99.7%		$304,669
(Cost: $253,375)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,010

NET ASSETS – 100.0%		$305,679

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $1,591 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	11,319	U.S. Dollar	14,623	10-5-17	Citibank N.A.	$—	$546
Japanese Yen	759,023	U.S. Dollar	6,995	10-5-17	Citibank N.A.	249	—

						$249	$546

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$303,497	$—	$—
Short-Term Securities	—	1,172	—
Total	$303,497	$1,172	$—
Forward Foreign Currency Contracts	$—	$249	$—

Liabilities
Forward Foreign Currency Contracts	$—	$546	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

46	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Financials	16.7%
Health Care	15.1%
Consumer Staples	12.6%
Information Technology	11.0%
Energy	10.5%
Industrials	9.9%
Consumer Discretionary	9.0%
Utilities	6.3%
Materials	4.9%
Telecommunication Services	3.3%
Other+	0.7%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	47

PORTFOLIO HIGHLIGHTS	IVY GLOBAL GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Information Technology	26.2%
Consumer Discretionary	19.7%
Industrials	15.4%
Health Care	13.5%
Financials	11.6%
Energy	6.2%
Consumer Staples	5.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Lipper Rankings

Category: Global Large-Cap Growth Funds	Rank	Percentile
1 Year	90/135	67
3 Year	97/113	86
5 Year	82/94	87
10 Year	52/59	87

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	52.4%
United States	50.7%
Other North America	1.7%
Europe	27.1%
France	8.1%
Germany	7.0%
United Kingdom	4.8%
Netherlands	3.8%
Other Europe	3.4%
Pacific Basin	18.5%
Japan	7.8%
China	7.8%
Other Pacific Basin	2.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Airbus SE	France	Industrials	Aerospace & Defense
Microsoft Corp.	United States	Information Technology	Systems Software
Koninklijke Philips Electronics N.V., Ordinary Shares	Netherlands	Industrials	Industrial Conglomerates
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
Celgene Corp.	United States	Health Care	Biotechnology

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

48	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.8%
Seven Generations Energy Ltd., Class A (A)	221	$3,488

Total Canada – 0.8%		3,488
China

Financials – 2.3%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,316	10,096

Information Technology – 5.5%
Alibaba Group Holding Ltd. ADR (A)	88	15,152
Tencent Holdings Ltd.	206	8,866

		24,018

Total China – 7.8%		34,114
France

Consumer Staples – 1.2%
Pernod Ricard S.A.	38	5,282

Energy – 1.5%
Total S.A. ADR	126	6,770

Financials – 1.3%
Axa S.A.	184	5,571

Industrials – 4.1%
Airbus SE	189	17,985

Total France – 8.1%		35,608
Germany

Consumer Discretionary – 2.9%
Bayerische Motoren Werke AG	70	7,098
ProSiebenSat. 1 Media SE	167	5,701

		12,799

Health Care – 1.7%
Fresenius SE & Co. KGaA	92	7,435

Industrials – 2.4%
Siemens AG	74	10,417

Total Germany – 7.0%		30,651
India

Financials – 1.6%
HDFC Bank Ltd.	136	3,749
Housing Development Finance Corp. Ltd.	123	3,285

		7,034

Total India – 1.6%		7,034
Japan

Consumer Discretionary – 5.0%
Fuji Heavy Industries Ltd.	200	7,227

COMMON STOCKS (Continued)	Shares	Value
Japan (Continued)
Isuzu Motors Ltd.	571	$7,571
Start Today Co. Ltd.	226	7,154

		21,952

Industrials – 2.8%
Dakin Industries Ltd.	63	6,339
Recruit Holdings Co. Ltd.	281	6,094

		12,433

Total Japan – 7.8%		34,385
Macau

Consumer Discretionary – 1.3%
Galaxy Entertainment Group	813	5,724

Total Macau – 1.3%		5,724
Mexico

Consumer Staples – 0.9%
Wal–Mart de Mexico S.A.B. de C.V.	1,711	3,917

Total Mexico – 0.9%		3,917
Netherlands

Industrials – 3.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	374	15,447

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	7	1,258

Total Netherlands – 3.8%		16,705
Spain

Consumer Discretionary – 0.8%
Mediaset Espana Comunicacion S.A.	333	3,759

Total Spain – 0.8%		3,759
Switzerland

Industrials – 2.6%
Adecco S.A.	148	11,521

Total Switzerland – 2.6%		11,521
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	207	4,381

Consumer Staples – 1.2%
British American Tobacco plc	83	5,222

Financials – 2.6%
Prudential plc	480	11,484

Total United Kingdom – 4.8%		21,087

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Discretionary – 8.7%
Amazon.com, Inc. (A)	13	$12,831
Home Depot, Inc. (The)	78	12,789
Lowe’s Co., Inc.	58	4,624
Marriott International, Inc., Class A	72	7,949

		38,193

Consumer Staples – 2.1%
Kraft Foods Group, Inc.	68	5,261
Philip Morris International, Inc.	38	4,269

		9,530

Energy – 3.9%
EOG Resources, Inc.	58	5,643
Halliburton Co.	127	5,862
Schlumberger Ltd.	80	5,604

		17,109

Financials – 3.8%
CME Group, Inc.	44	5,963
Goldman Sachs Group, Inc. (The)	22	5,310
MetLife, Inc. (A)	103	5,411

		16,684

Health Care – 11.8%
Alexion Pharmaceuticals, Inc. (A)	64	8,971
Allergan plc	28	5,646
Celgene Corp. (A)	81	11,743
HCA Holdings, Inc. (A)	109	8,694
Incyte Corp. (A)	23	2,732
Jazz Pharmaceuticals plc (A)	44	6,486
Thermo Fisher Scientific, Inc.	42	7,859

		52,131

Information Technology – 20.4%
Adobe Systems, Inc. (A)	73	10,935
Alphabet, Inc., Class C (A)	5	4,607
Arista Networks, Inc. (A)	15	2,857
Broadcom Corp., Class A	36	8,836
Facebook, Inc., Class A (A)	78	13,372
MasterCard, Inc., Class A	139	19,586
Microsoft Corp.	209	15,551
Visa, Inc., Class A	133	14,031

		89,775

Total United States – 50.7%		223,422

TOTAL COMMON STOCKS – 98.0%		$431,415
(Cost: $344,284)

2017	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT–TERM SECURITIES	Principal	Value
Commercial Paper (B) – 2.3%
J.M. Smucker Co. (The)
1.371%, 10–6–17	$5,000	$4,999
Walgreens Boots Alliance, Inc.
1.490%, 10–12–17	5,000	4,997

		9,996

Master Note – 1.4%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (C)	6,138	6,138

TOTAL SHORT–TERM SECURITIES – 3.7%		$16,134
(Cost: $16,135)

Value

TOTAL INVESTMENT SECURITIES – 101.7%	$447,549
(Cost: $360,419)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%	(7,583)

NET ASSETS – 100.0%	439,966

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$431,415	$—	$—
Short-Term Securities	—	16,134	—
Total	$431,415	$16,134	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

Market Sector Diversification
(as a % of net assets)
Information Technology	26.2%
Consumer Discretionary	19.7%
Industrials	15.4%
Health Care	13.5%
Financials	11.6%
Energy	6.2%
Consumer Staples	5.4%
Other+	2.0%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

50	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY GLOBAL INCOME ALLOCATION FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	61.9%
Financials	15.6%
Energy	9.6%
Industrials	9.3%
Information Technology	5.6%
Health Care	5.3%
Consumer Staples	5.3%
Consumer Discretionary	4.9%
Utilities	2.5%
Materials	1.6%
Telecommunication Services	1.4%
Real Estate	0.8%
Bonds	36.1%
Corporate Debt Securities	29.4%
Other Government Securities	3.9%
Loans	1.7%
United States Government and Government Agency Obligations	1.1%
Cash and Other Assets (Net of Liabilities),and Cash Equivalents+	2.0%

Lipper Rankings

Category: Flexible Portfolio Funds	Rank	Percentile
1 Year	285/634	45
3 Year	278/465	60
5 Year	213/362	59
10 Year	131/162	81

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	44.8%
United States	38.4%
Canada	5.0%
Other North America	1.4%
Europe	41.2%
United Kingdom	9.9%
France	5.9%
Spain	5.5%
Luxembourg	4.5%
Netherlands	3.6%
Germany	3.6%
Other Europe	8.2%
Pacific Basin	8.1%
Australia	3.9%
Other Pacific Basin	4.2%
South America	2.6%
Bahamas/Caribbean	0.8%
Other	0.5%
Cash and Other Assets (Net of Liabilities),and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Ares Capital Corp.	United States	Financials	Asset Management & Custody Banks
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Vermilion Energy, Inc.	Canada	Energy	Oil & Gas Exploration & Production
Sampo plc, A Shares	Finland	Financials	Multi-Line Insurance
Fortress Transportation and Infrastructure Investors LLC	United States	Industrials	Trading Companies & Distributors
Orora Ltd.	Australia	Materials	Paper Packaging
Arthur J. Gallagher & Co.	United States	Financials	Insurance Brokers
Ferrovial S.A.	Spain	Industrials	Construction & Engineering
St. James’s Place plc	United Kingdom	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.3%
Caltex Australia Ltd.	350	$8,813

Financials – 1.0%
Challenger Ltd. (A)	725	7,080

Materials – 1.6%
Orora Ltd.	4,450	10,821

Total Australia – 3.9%		26,714
Canada

Energy – 4.3%
Enbridge, Inc.	200	8,368
Pembina Pipeline Corp.	267	9,371
Vermilion Energy, Inc.	341	12,115

		29,854

Total Canada – 4.3%		29,854
Finland

Financials – 1.7%
Sampo plc, A Shares	225	11,892

Total Finland – 1.7%		11,892
France

Financials – 1.1%
Axa S.A.	248	7,503

Industrials – 1.1%
Compagnie de Saint-Gobain	133	7,908

Telecommunication Services – 0.9%
Orange S.A.	387	6,340

Total France – 3.1%		21,751
Germany

Consumer Discretionary – 1.2%
Schaeffler AG	517	8,348

Financials – 1.2%
Deutsche Boerse AG	75	8,129

Industrials – 1.2%
Deutsche Post AG	195	8,681

Total Germany – 3.6%		25,158
India

Financials – 1.4%
Indiabulls Housing Finance Ltd.	520	9,607

Total India – 1.4%		9,607

COMMON STOCKS (Continued)	Shares	Value
Ireland

Health Care – 1.1%
Medtronic plc	100	$7,777

Total Ireland – 1.1%		7,777
Italy

Financials – 1.1%
Banca Intesa S.p.A.	2,100	7,426

Total Italy – 1.1%		7,426
Japan

Consumer Discretionary – 1.1%
Fuji Heavy Industries Ltd.	215	7,757

Total Japan – 1.1%		7,757
New Zealand

Consumer Discretionary – 0.7%
SKYCITY Entertainment Group Ltd.	1,824	4,940

Total New Zealand – 0.7%		4,940
Norway

Energy – 1.3%
Aker BP ASA	466	9,001

Total Norway – 1.3%		9,001
Singapore

Consumer Discretionary – 0.5%
Asian Pay Television Trust	8,481	3,564

Total Singapore – 0.5%		3,564
Spain

Industrials – 2.4%
ACS Actividades de Construccion y Servicios S.A.	153	5,675
Ferrovial S.A.	486	10,709

		16,384

Utilities – 1.3%
Atlantica Yield plc	462	9,100

Total Spain – 3.7%		25,484
Switzerland

Consumer Staples – 1.2%
Nestle S.A., Registered Shares	100	8,375

Industrials – 1.1%
Adecco S.A.	95	7,397

Total Switzerland – 2.3%		15,772

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Consumer Staples – 1.2%
Imperial Tobacco Group plc	200	$8,533

Energy – 1.4%
Royal Dutch Shell plc, Class A	315	9,527

Financials – 2.5%
Legal & General Group plc	2,091	7,282
St. James’s Place plc	655	10,059

		17,341

Total United Kingdom – 5.1%		35,401
United States

Consumer Discretionary – 1.4%
Home Depot, Inc. (The)	60	9,814

Consumer Staples – 2.9%
Kraft Foods Group, Inc. (B)	95	7,367
Philip Morris International, Inc.	110	12,185

		19,552

Energy – 1.3%
Valero Energy Corp.	120	9,231

Financials – 3.8%
American Capital Agency Corp.	375	8,130
Arthur J. Gallagher & Co.	175	10,771
Blackstone Mortgage Trust, Inc., Class A	245	7,591

		26,492

Health Care – 3.3%
Eli Lilly and Co.	87	7,442
Johnson & Johnson	55	7,151
Pfizer, Inc.	225	8,032

		22,625

Industrials – 3.5%
Fortress Transportation and Infrastructure Investors LLC	621	11,207
Lockheed Martin Corp.	43	13,342

		24,549

Information Technology – 5.6%
Broadcom Corp., Class A	40	9,702
Intel Corp.	250	9,520
Paychex, Inc.	164	9,851
Texas Instruments, Inc.	105	9,412

		38,485

Real Estate – 0.8%
Uniti Group, Inc.	390	5,717

Utilities – 1.2%
Dominion Energy, Inc.	110	8,463

Total United States – 23.8%		164,928

TOTAL COMMON STOCKS – 58.7%		$407,026
(Cost: $370,267)

52	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
United States – 1.8%
Ares Capital Corp.	781	$12,795

TOTAL INVESTMENT FUNDS – 1.8%		12,795
(Cost: $13,407)

PREFERRED STOCKS
United States

Health Care – 0.9%
Allergan plc, Convertible Series A, 5.500%	9	6,640

Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	154	2,956

Total United States – 1.4%		9,596

TOTAL PREFERRED STOCKS – 1.4%		$9,596
(Cost: $20,312)

CORPORATE DEBT SECURITIES	Principal
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9–20–24 (C)	$2,000	2,048

Total Brazil – 0.3%		2,048
Cayman Islands

Financials – 0.8%
Banco Mercantil del Norte S.A.:
7.625%, 10–6–65 (C)	2,000	2,182
6.875%, 10–6–65 (C)	3,000	3,191

		5,373

Total Cayman Islands – 0.8%		5,373
Columbia

Utilities – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (D)	COP3,888,000	1,369

Total Columbia – 0.2%		1,369
France

Financials – 2.8%
BNP Paribas S.A.
7.625%, 12–29–49 (C)	$5,000	5,494
Societe Generale Group
7.375%, 12–29–49 (C)	6,000	6,495
Societe Generale S.A.
8.250%, 11–29–49	7,000	7,402

		19,391

Total France – 2.8%		19,391

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Ireland

Industrials – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (D)	RUB 50,000	$869

Total Ireland – 0.1%		869
Italy

Financials – 0.6%
UniCredit S.p.A.
5.861%, 6–19–32 (C)	$4,000	4,192

Total Italy – 0.6%		4,192
Luxembourg

Consumer Discretionary – 1.9%
Altice Financing S.A.
7.500%, 5–15–26 (C)	2,612	2,873
Altice S.A.
7.625%, 2–15–25 (C)	9,188	9,912

		12,785

Consumer Staples – 0.4%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (C)	3,000	3,031

Industrials – 0.9%
JSL Europe (GTD by JSL S.A.)
7.750%, 7–26–24 (C)	6,000	6,315

Materials – 0.8%
VM Holding S.A.
5.375%, 5–4–27 (C)	5,000	5,250

Total Luxembourg – 4.0%		27,381
Mauritius

Industrials – 0.5%
HTA Group Ltd.
9.125%, 3–8–22 (C)	3,000	3,154

Total Mauritius – 0.5%		3,154
Mexico

Financials – 0.5%
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (C)	3,150	3,276

Telecommunication Services – 0.4%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (D)	MXN 47,000	2,455

Total Mexico – 0.9%		5,731

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Netherlands

Consumer Staples – 1.0%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3–15–24 (C)	$7,000	$6,895

Energy – 1.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.750%, 5–23–26	8,000	9,610
5.999%, 1–27–28 (C)	3,503	3,503

		13,113

Materials – 0.6%
Constellium N.V.
8.000%, 1–15–23 (C)	4,253	4,497

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (C)(D)	RUB 50,000	866

Total Netherlands – 3.6%		25,371
Singapore

Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (D)	SGD 250	190

Total Singapore – 0.0%		190
Spain

Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	$7,600	7,866

Industrials – 0.7%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (C)	4,913	5,121

Total Spain – 1.8%		12,987
Turkey

Financials – 0.4%
Turkiye Garanti Bankasi A.S.
6.125%, 5–24–27 (C)	3,000	3,005

Total Turkey – 0.4%		3,005
United Kingdom

Energy – 0.6%
KCA Deutag UK Finance plc
9.875%, 4–1–22 (C)	4,167	4,323

2017	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 4.2%
Barclays plc
8.250%, 12–29–49	$11,085	$11,709
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	6,000	6,283
8.625%, 12–29–49	4,983	5,525
Standard Chartered plc
7.500%, 12–29–49 (C)	5,000	5,337

		28,854

Total United Kingdom – 4.8%		33,177
United States

Financials – 5.1%
Bank of America Corp.
8.000%, 7–29–49	6,000	6,086
JPMorgan Chase & Co.
7.900%, 4–29–49	3,000	3,090
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5–1–19 (C)(E)	15,414	15,106
Wells Fargo & Co.
7.980%, 3–29–49	10,534	10,850

		35,132

Health Care – 0.5%
Kinetic Concepts, Inc. and KCI USA, Inc.
12.500%, 11–1–21 (C)	225	250
Universal Hospital Services, Inc.
7.625%, 8–15–20	3,172	3,212

		3,462

Industrials – 1.0%
Prime Security Services Borrower LLC
9.250%, 5–15–23 (C)	6,111	6,744

Materials – 0.8%
BakerCorp International, Inc.
8.250%, 6–1–19	6,000	5,580

Telecommunication Services – 1.2%
Frontier Communications Corp.
11.000%, 9–15–25	10,000	8,500

Total United States – 8.6%		59,418

TOTAL CORPORATE DEBT SECURITIES – 29.4%		$203,656
(Cost: $194,514)

OTHER GOVERNMENT SECURITIES (F)	Principal		Value
Argentina – 2.1%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (C)		$1,300	$1,386
Province of Buenos Aires
7.875%, 6–15–27 (C)		7,000	7,587
Province of Mendoza
8.375%, 5–19–24 (C)		2,000	2,206
Republic of Argentina
6.875%, 1–26–27		3,000	3,240

			14,419

Canada – 0.7%
City of Toronto
3.500%, 12–6–21 (D)	CAD	2,000	1,669
Province of Ontario
4.400%, 6–2–19 (D)		2,000	1,674
Regional Municipality of York
4.000%, 6–30–21 (D)		2,000	1,705

			5,048

Luxembourg – 0.5%
Atento Luxco 1 S.A.
6.125%, 8–10–22 (C)		$3,600	3,758

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (D)	MYR	3,000	711

Mexico – 0.5%
Petroleos Mexicanos
6.500%, 3–13–27 (C)		$3,000	3,331

TOTAL OTHER GOVERNMENT SECURITIES – 3.9%			$27,267
(Cost: $27,237)

LOANS (G)
United States

Consumer Discretionary – 0.3%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps)
9.312%, 11–8–24		1,827	1,752

Consumer Staples – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps)
9.583%, 10–21–22		2,906	2,912

Industrials – 0.9%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps)
9.235%, 3–27–22		3,333	2,946
Neff Rental LLC (ICE LIBOR plus 625 bps)
7.664%, 6–9–21		3,364	3,367

			6,313

LOANS (G) (Continued)	Principal	Value
Materials – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps)
8.817%, 8–20–21 (H)	$781	$758

Total United States – 1.7%		11,735

TOTAL LOANS – 1.7%		$11,735
(Cost: $12,116)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.1%
U.S. Treasury Bonds:
8.000%, 11–15–21	4,000	4,983
7.250%, 8–15–22	2,000	2,495

		7,478

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$7,478
(Cost: $7,450)

SHORT-TERM SECURITIES
Commercial Paper (I) – 0.9%
Kroger Co. (The)
1.300%, 10–2–17	6,473	6,472

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (J)	2,137	2,137

Municipal Obligations – 0.1%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps)
0.990%, 10–7–17 (J)	400	400

TOTAL SHORT-TERM SECURITIES – 1.3%		$9,009
(Cost: $9,010)

TOTAL INVESTMENT SECURITIES – 99.3%		$688,562
(Cost: $654,313)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,671

NET ASSETS – 100.0%		$693,233

54	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $427 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $131,328 or 18.9% of net assets.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, COP - Columbian Peso, MXN -Mexican Peso, MYR - Malaysian Ringgit, RUB - Russian Ruble and SGD - Singapore Dollar).

(E)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Securities whose value was determined using significant unobservable inputs.

(I)	Rate shown is the yield to maturity at September 30, 2017.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,400	U.S. Dollar	12,153	10-5-17	UBS AG	$—	$444
Euro	19,000	U.S. Dollar	22,492	10-5-17	UBS AG	33	—

						$33	$444

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$407,026	$—	$—
Investment Funds	12,795	—	—
Preferred Stocks	9,596	—	—
Corporate Debt Securities	—	203,656	—
Other Government Securities	—	27,267	—
Loans	—	10,977	758
United States Government Obligations	—	7,478	—
Short-Term Securities	—	9,009	—
Total	$429,417	$258,387	$758
Forward Foreign Currency Contracts	$—	$33	$—

Liabilities
Forward Foreign Currency Contracts	$—	$444	$—

During the period ended September 30, 2017, securities totaling $757 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. Transfers in to Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

2017	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY GLOBAL INCOME ALLOCATION FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Municipal Curve

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

Market Sector Diversification

(as a % of net assets)
Financials	31.1%
Industrials	13.4%
Energy	12.1%
Consumer Staples	7.4%
Consumer Discretionary	7.1%
Health Care	5.8%
Information Technology	5.6%
Materials	3.9%
Other Government Securities	3.9%
Telecommunication Services	3.1%
Utilities	2.7%
United States Government and Government Agency Obligations	1.1%
Real Estate	0.8%
Other+	2.0%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT MONEY MARKET FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Corporate Obligations	0.6%
Master Note	0.6%
United States Government and Government Agency Obligations	97.4%
United States Government and Government Agency Backed Municipal Obligations	1.6%
Cash and Other Assets (Net of Liabilities)	0.4%

Lipper Rankings

Category: U.S. Government Money Market Funds	Rank	Percentile
1 Year	100/166	60
3 Year	72/131	55
5 Year	62/129	48
10 Year	18/112	16

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

2017	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (A)	$923	$923

Total Master Note – 0.6%		923

TOTAL CORPORATE OBLIGATIONS – 0.6%		$923
(Cost: $923)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 11.8%
U.S. Treasury Bills:
1.048%, 10–5–17	5,000	4,999
0.920%, 10–26–17	4,000	3,997
0.990%, 11–9–17	5,900	5,894
1.120%, 1–4–18	5,000	4,985

		19,875

Treasury Notes – 5.7%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps),
1.220%, 10–2–17 (A)	2,000	2,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps),
1.230%, 10–2–17 (A)	6,040	6,039
U.S. Treasury Notes (3-Month USTMMR plus 7 bps),
1.120%, 10–1–17 (A)	1,500	1,500

		9,539

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations – 79.9%
Federal Home Loan Bank,
0.700%, 10–2–17	$5,116	$5,116
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.120%, 10–4–17 (A)	230	230
1.120%, 10–7–17 (A)	81,953	81,953
1.130%, 10–7–17 (A)	34,297	34,298
1.150%, 10–7–17 (A)	12,340	12,340

		133,937

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 97.4%		$163,351
(Cost: $163,351)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
0.990%, 10–7–17 (A)	200	200

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
0.930%, 10–7–17 (A)	$400	$400

		600

Florida – 1.2%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps),
1.000%, 10–7–17 (A)	2,000	2,000

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 1.6%		$2,600
(Cost: $2,600)

TOTAL INVESTMENT SECURITIES – 99.6%		$166,874
(Cost: $166,874)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		611

NET ASSETS – 100.0%		$167,485

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$923	$—
United States Government and Government Agency Obligations	—	163,351	—
United States Government and Government Agency Backed Municipal Obligations	—	2,600	—
Total	$—	$166,874	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	2.8%
Consumer Discretionary	1.5%
Consumer Staples	0.5%
Financials	0.4%
Energy	0.3%
Telecommunication Services	0.1%
Warrants	0.0%
Bonds	90.9%
Corporate Debt Securities	69.6%
Loans	21.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.3%

Lipper Rankings

Category: High Yield Funds	Rank	Percentile
1 Year	26/669	4
3 Year	302/570	53
5 Year	84/460	19
10 Year	11/302	4

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	1.0%
BBB	1.0%
Non-Investment Grade	89.9%
BB	12.0%
B	46.7%
CCC	25.7%
Below CCC	0.6%
Non-rated	4.9%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	9.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	454		$9,096

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	354

Education Services – 1.3%
Laureate Education, Inc., Class A (A)	3,921		57,044

Total Consumer Discretionary – 1.5%			66,494
Energy

Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	357		1,502

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(C)(E)	15		4,905

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	580		9,006
Sabine Oil & Gas Corp. (A)(C)	4		192

			9,198

Total Energy – 0.3%			15,605
Financials

Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(C)(D)(E)	1,750		17,640

Total Financials – 0.4%			17,640

TOTAL COMMON STOCKS – 2.2%			$99,739
(Cost: 115,440)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.5%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	37,029		23,328

Total Consumer Staples – 0.5%			23,328
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	196		3,762

Total Telecommunication Services – 0.1%			3,762

TOTAL PREFERRED STOCKS – 0.6%			$27,090
(Cost: $33,402)

WARRANTS	Shares	Value
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)(F)	13	$—	*

Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (F)	48	127

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(F)	16	103

		103

TOTAL WARRANTS – 0.0%		$230
(Cost: $913)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.5%
Acosta, Inc.,
7.750%, 10–1–22 (G)	$20,410	14,695
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24	8,212	8,561

		23,256

Apparel Retail – 0.7%
Hot Topic, Inc.,
9.250%, 6–15–21 (G)	35,881	30,319

Apparel, Accessories & Luxury Goods – 0.1%
Wrangler Buyer Corp.,
6.000%, 10–1–25 (G)	2,162	2,200

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (G)	4,034	4,187
Group 1 Automotive, Inc.,
5.000%, 6–1–22	3,436	3,560
Penske Automotive Group, Inc.,
5.500%, 5–15–26	2,983	3,084
Sonic Automotive, Inc.,
5.000%, 5–15–23	17,353	16,963

		27,794

Broadcasting – 2.9%
Clear Channel International B.V.,
8.750%, 12–15–20 (G)	3,257	3,420
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	43,832	45,096
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	1,380	1,359
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	28,217	27,864
Cumulus Media, Inc.,
7.750%, 5–1–19	33,969	9,766
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23	9,924	7,046

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Broadcasting (Continued)
Sirius XM Radio, Inc.,
4.625%, 5–15–23 (G)		$33,613	$34,538

			129,089

Cable & Satellite – 8.5%
Altice Financing S.A.:
6.625%, 2–15–23 (G)		12,126	12,854
7.500%, 5–15–26 (G)		20,535	22,588
Altice S.A.:
7.250%, 5–15–22 (G)(H)	EUR	3,821	4,800
7.750%, 5–15–22 (G)		$68,474	72,668
6.250%, 2–15–25 (G)(H)	EUR	3,496	4,483
7.625%, 2–15–25 (G)		$14,356	15,487
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (G)		11,626	12,266
Block Communications, Inc.,
6.875%, 2–15–25 (G)		3,271	3,550
Cablevision Systems Corp.,
5.875%, 9–15–22		8,681	8,985
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)		5,722	5,930
5.000%, 2–1–28 (G)		18,991	18,991
DISH DBS Corp.:
6.750%, 6–1–21		12,085	13,293
5.875%, 7–15–22		10,630	11,294
5.875%, 11–15–24		3,054	3,200
7.750%, 7–1–26		8,887	10,198
Neptune Finco Corp.:
10.125%, 1–15–23 (G)		20,510	23,664
6.625%, 10–15–25 (G)		6,478	7,093
10.875%, 10–15–25 (G)		14,255	17,623
Numericable - SFR S.A.,
7.375%, 5–1–26 (G)		51,178	55,144
VTR Finance B.V.,
6.875%, 1–15–24 (G)		46,939	49,638

			373,749

Casinos & Gaming – 2.5%
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (G)		11,851	12,444
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)		26,914	27,217
8.750%, 10–1–25 (G)		10,766	10,954
Studio City Finance Ltd.,
8.500%, 12–1–20 (G)		8,973	9,231
Wynn Macau Ltd.:
5.250%, 10–15–21 (G)		38,222	39,235
4.875%, 10–1–24 (G)		3,705	3,775
5.500%, 10–1–27 (G)		5,385	5,462

			108,318

Department Stores – 0.3%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		37,256	13,412

Education Services – 1.9%
Laureate Education, Inc.,
8.250%, 5–1–25 (G)		78,145	84,201

60	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Homefurnishing Retail – 0.5%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (G)(I)	$8,977	$8,225
0.000%, 7–15–20 (G)(I)	14,358	12,249

		20,474

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27 (G)	5,444	5,716

Movies & Entertainment – 1.3%
Cinemark USA, Inc.:
5.125%, 12–15–22	1,258	1,291
4.875%, 6–1–23	21,139	21,350
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (G)	7,135	7,938
WMG Acquisition Corp.,
6.750%, 4–15–22 (G)	25,538	26,847

		57,426

Publishing – 0.6%
E.W. Scripps Co.,
5.125%, 5–15–25 (G)	1,630	1,662
MDC Partners, Inc.,
6.500%, 5–1–24 (G)	26,229	26,426

		28,088

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (G)	21,714	22,094

Specialized Consumer Services – 0.5%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (G)	3,151	3,238
5.000%, 2–1–25 (G)	5,614	5,846
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (G)	15,039	15,584

		24,668

Specialty Stores – 1.6%
Cumberland Farms, Inc.,
6.750%, 5–1–25 (G)	8,822	9,376
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10–15–19 (G)(J)	64,495	62,721

		72,097

Total Consumer Discretionary – 23.1%		1,022,901
Consumer Staples

Food Distributors – 1.4%
Performance Food Group, Inc.,
5.500%, 6–1–24 (G)	12,254	12,652

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors (Continued)
Simmons Foods, Inc.,
7.875%, 10–1–21 (G)	$34,500	$36,604
U.S. Foods, Inc.,
5.875%, 6–15–24 (G)	10,878	11,395

		60,651

Packaged Foods & Meats – 2.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (G)	2,300	2,352
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	25,097	25,160
5.750%, 6–15–25 (G)	20,007	19,932
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	1,616	1,668
5.875%, 9–30–27 (G)	7,546	7,735
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	4,205	4,362
5.000%, 8–15–26 (G)	5,849	5,838
5.750%, 3–1–27 (G)	25,924	26,702

		93,749

Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	4,734	4,130
Revlon Escrow Corp.,
6.250%, 8–1–24	2,924	2,259

		6,389

Total Consumer Staples – 3.6%		160,789
Energy

Oil & Gas Drilling – 1.3%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (G)	18,636	17,844
9.875%, 4–1–22 (G)	11,507	11,938
Noble Holding International Ltd.,
7.750%, 1–15–24	5,677	5,038
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (G)(K)	44,521	18,254
Offshore Group Investment Ltd.,
0.000%, 11–1–19(D)	14,866	—	*
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6–15–25	3,398	3,322
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (G)	280	262

		56,658

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (G)	7,963	8,620
SESI LLC:
7.125%, 12–15–21	6,059	6,180
7.750%, 9–15–24 (G)	2,170	2,246

		17,046

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 4.2%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (G)	$13,598	$12,646
California Resources Corp.,
8.000%, 12–15–22 (G)	4,662	3,030
Carrizo Oil & Gas, Inc.,
7.500%, 9–15–20	5,785	5,908
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
5.000%, 9–15–22	14,182	14,413
Crownrock L.P.,
7.750%, 2–15–23 (G)	6,941	7,410
EnCana Corp.,
6.500%, 8–15–34	7,113	8,321
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (G)	24,868	25,738
8.125%, 9–15–23 (G)	6,146	6,607
Laredo Petroleum, Inc.:
7.375%, 5–1–22	17,510	18,123
6.250%, 3–15–23	3,784	3,897
Murphy Oil USA, Inc. (GTD by Murphy USA),
5.625%, 5–1–27	1,629	1,751
PDC Energy, Inc.,
6.125%, 9–15–24	2,310	2,414
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (G)	15,124	15,804
6.750%, 5–1–23 (G)	27,127	28,585
5.375%, 9–30–25 (G)	10,771	10,852
Ultra Resources, Inc.:
6.875%, 4–15–22 (G)	9,273	9,459
7.125%, 4–15–25 (G)	2,726	2,753
Whiting Petroleum Corp.,
5.750%, 3–15–21	6,223	6,114

		183,825

Oil & Gas Refining & Marketing – 0.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24	5,596	5,848

Oil & Gas Storage & Transportation – 0.0%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp.,
6.250%, 4–1–23	2,433	2,509

Total Energy – 6.0%		265,886
Financials

Consumer Finance – 1.5%
Creditcorp,
12.000%, 7–15–18 (G)	40,520	34,847
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (G)	5,881	6,322
Quicken Loans, Inc.,
5.750%, 5–1–25 (G)	23,889	25,084

		66,253

2017	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Insurance Brokers – 0.7%
NFP Corp.,
6.875%, 7–15–25 (G)	$32,425	$32,911

Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.,
5.875%, 12–29–49	4,068	4,332
VHF Parent LLC,
6.750%, 6–15–22 (G)	3,797	3,954

		8,286

Other Diversified Financial Services – 3.0%
AAF Holdings LLC and AAF Finance Co.
(12.000% Cash or 12.750% PIK),
12.000%, 7–1–19 (G)(J)	10,702	11,184
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (G)	22,692	24,819
New Cotai LLC and New Cotai Capital Corp.
(10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (G)(J)	96,762	94,827

		130,830

Specialized Finance – 1.9%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (G)	4,154	4,343
5.450%, 6–15–23 (G)	2,979	3,267
7.125%, 6–15–24 (G)	4,154	4,589
6.020%, 6–15–26 (G)	5,960	6,617
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (G)	12,769	12,769
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (G)	57,305	53,007

		84,592

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (G)	13,571	14,249

Total Financials – 7.6%		337,121
Health Care

Health Care Facilities – 1.3%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	2,970	2,957
Greatbatch Ltd.,
9.125%, 11–1–23 (G)	20,906	22,804
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	2,404	2,590
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (G)	8,898	9,565
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (G)	17,519	18,395
Tenet Healthcare Corp.,
7.500%, 1–1–22 (G)	1,985	2,102

		58,413

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.8%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (G)	$2,794	$3,108
Universal Hospital Services, Inc.,
7.625%, 8–15–20	30,077	30,453

		33,561

Life Sciences Tools & Services – 0.6%
Avantor, Inc.:
6.000%, 10–1–24 (G)	8,080	8,272
9.000%, 10–1–25 (G)	18,852	19,276

		27,548

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)	59,541	10,419
7.000%, 4–15–23 (G)	7,125	1,158
IMS Health, Inc.,
5.000%, 10–15–26 (G)	6,780	7,187
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20	8,127	8,178
5.500%, 3–1–23 (G)	545	478
VPII Escrow Corp.,
7.500%, 7–15–21 (G)	6,802	6,785
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	12,225	12,210
5.875%, 5–15–23 (G)	8,682	7,673
6.125%, 4–15–25 (G)	16,249	14,258

		68,346

Total Health Care – 4.3%		187,868
Industrials

Aerospace & Defense – 1.8%
KLX, Inc.,
5.875%, 12–1–22 (G)	21,081	22,086
TransDigm, Inc.,
6.500%, 5–15–25	5,455	5,619
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,200	13,695
6.500%, 7–15–24	27,597	28,494
6.375%, 6–15–26	10,559	10,816

		80,710

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	7,550	7,928
6.125%, 9–1–23 (G)	4,075	4,253

		12,181

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (G)	2,557	2,832
7.000%, 9–30–26 (G)	2,557	2,896
Ply Gem Industries, Inc.,
6.500%, 2–1–22	28,758	30,004

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products (Continued)
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	$2,416	$2,718
6.125%, 7–15–23	5,046	5,323
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	5,940	6,267

		50,040

Diversified Support Services – 0.5%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)	17,389	15,911
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (G)	5,675	6,001
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	1,490	1,619

		23,531

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	5,386	5,741
5.625%, 5–1–22 (G)	3,790	3,942

		9,683

Industrial Conglomerates – 0.0%
TriMas Corp.,
4.875%, 10–15–25 (G)	1,077	1,086

Research & Consulting Services – 0.1%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK),
7.625%, 5–15–22 (G)(J)	2,173	2,254

Security & Alarm Services – 1.1%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	42,686	47,106

Total Industrials – 5.1%		226,591
Information Technology

Application Software – 1.5%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	64,021	62,421
Solera LLC and Solera Finance, Inc.,
10.500%, 3–1–24 (G)	4,337	4,937

		67,358

Communications Equipment – 0.5%
West Corp.,
5.375%, 7–15–22 (G)	20,642	20,848

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (G)	7,708	8,016
5.375%, 8–1–22 (G)	29,436	30,319
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (G)	59,658	59,956

62	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services (Continued)
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (G)	$5,422	$5,673

		103,964

Electronic Components – 0.1%
TTM Technologies, Inc.,
5.625%, 10–1–25 (G)	5,385	5,449

IT Consulting & Other Services – 1.1%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (G)	3,285	3,361
NCR Escrow Corp.:
5.875%, 12–15–21	21,676	22,396
6.375%, 12–15–23	20,537	21,905

		47,662

Semiconductors – 0.3%
Micron Technology, Inc.:
7.500%, 9–15–23	12,294	13,662
5.500%, 2–1–25	1,035	1,103

		14,765

Technology Hardware, Storage & Peripherals – 0.5%
Western Digital Corp.:
7.375%, 4–1–23 (G)	3,009	3,296
10.500%, 4–1–24	16,726	19,653

		22,949

Total Information Technology – 6.4%		282,995
Materials

Aluminum – 2.1%
Constellium N.V.:
8.000%, 1–15–23 (G)	34,437	36,417
5.750%, 5–15–24 (G)	16,523	16,523
6.625%, 3–1–25 (G)	22,308	22,838
Kaiser Aluminum Corp.,
5.875%, 5–15–24	2,392	2,560
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	8,724	9,096
5.875%, 9–30–26 (G)	5,784	5,871

		93,305

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	13,567	13,737
5.250%, 6–1–27 (G)	5,427	5,481

		19,218

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	30,106	29,955

Diversified Chemicals – 0.4%
PSPC Escrow Corp.,
6.500%, 2–1–22 (G)	11,779	12,206
PSPC Escrow II Corp.,
10.375%, 5–1–21 (G)	5,919	6,452

		18,658

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 0.4%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
11.500%, 4–1–19 (G)(J)	$52,349	$524
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (G)	8,259	8,584
FMG Resources August 2006 Partners Ltd.,
5.125%, 5–15–24 (G)	1,388	1,409
Lundin Mining Corp.:
7.500%, 11–1–20 (G)	1,178	1,225
7.875%, 11–1–22 (G)	3,980	4,328

		16,070

Fertilizers & Agricultural Chemicals – 1.2%
CF Industries, Inc.,
3.450%, 6–1–23	2,162	2,135
Pinnacle Operating Corp.,
9.000%, 5–15–23 (G)	53,335	50,401

		52,536

Metal & Glass Containers – 1.9%
ARD Finance S.A.,
7.125%, 9–15–23	3,217	3,434
BakerCorp International, Inc.,
8.250%, 6–1–19	67,965	63,208
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	2,262	2,409
7.625%, 1–15–25 (G)	3,395	3,675
Signode Industrial Group,
6.375%, 5–1–22 (G)	11,052	11,466

		84,192

Paper Packaging – 0.3%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (G)	3,940	4,090
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (G)	8,571	8,945

		13,035

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (G)	5,507	5,906

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (G)	4,186	4,626

Total Materials – 7.6%		337,501
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	2,928	3,023

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK),
8.125%, 7–15–19 (G)(J)	$17,764	$17,808

Total Real Estate – 0.5%		20,831
Telecommunication Services

Alternative Carriers – 0.6%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	21,192	20,371
Zayo Group LLC and Zayo Capital, Inc.,
5.750%, 1–15–27 (G)	4,500	4,770

		25,141

Integrated Telecommunication Services – 3.4%
Frontier Communications Corp.:
6.250%, 9–15–21	15,908	13,080
10.500%, 9–15–22	20,679	18,042
7.125%, 1–15–23	2,412	1,845
6.875%, 1–15–25	8,428	6,300
11.000%, 9–15–25	23,102	19,637
GCI, Inc.,
6.875%, 4–15–25	22,144	23,805
Sprint Corp.:
7.250%, 9–15–21	43,872	48,753
7.875%, 9–15–23	16,141	18,723

		150,185

Wireless Telecommunication Service – 1.4%
Sable International Finance Ltd.,
6.875%, 8–1–22 (G)	26,720	28,724
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	1,367	1,468
7.000%, 8–15–20	3,022	3,302
11.500%, 11–15–21	2,342	2,977
T–Mobile USA, Inc.:
6.000%, 4–15–24	10,395	11,032
6.500%, 1–15–26	12,863	14,197

		61,700

Total Telecommunication Services – 5.4%		237,026

TOTAL CORPORATE DEBT SECURITIES – 69.6%		$3,079,509
(Cost: $3,174,500)

LOANS (L)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.735%, 7–25–22	18,474	16,525

2017	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

LOANS (L) (Continued)	Principal	Value
Apparel Retail – 1.6%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
5.735%, 3–19–20	$19,207	$18,439
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
9.735%, 3–19–21 (D)	33,232	32,235
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19 (M)	202	52
6.171%, 7–30–19 (M)	77,951	19,877

		70,603

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
5.083%, 2–22–23	3,910	3,931

Department Stores – 0.9%
Belk, Inc. (ICE LIBOR plus 475 bps),
6.054%, 12–10–22	45,066	37,692

Education Services – 1.4%
Laureate Education, Inc. (ICE LIBOR plus 450 bps),
5.735%, 4–26–24	62,411	62,632

General Merchandise Stores – 2.1%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.982%, 2–3–24	36,459	34,896
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.732%, 1–26–25	28,637	27,306
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
7.313%, 2–8–19	63,765	29,757

		91,959

Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.312%, 11–8–24	26,971	25,875

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 450 bps),
5.814%, 1–25–24	1,681	1,703

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
5.737%, 8–26–22	16,302	16,448

Restaurants – 0.4%
NPC International, Inc. (ICE LIBOR plus 350 bps),
4.738%, 4–20–24	3,828	3,866
NPC International, Inc. (ICE LIBOR plus 750 bps),
8.738%, 4–18–25	15,590	15,785

		19,651

LOANS (L) (Continued)	Principal	Value
Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 600 bps),
7.235%, 8–4–25	$2,700	$2,759

Specialty Stores – 0.4%
Jo–Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.391%, 10–21–23	15,450	14,736

Total Consumer Discretionary – 8.4%		364,514
Consumer Staples

Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps),
5.990%, 6–22–22	11,926	12,060

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
9.583%, 10–21–22	15,658	15,688

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
8.083%, 6–30–22 (D)	18,980	17,936

Total Consumer Staples – 1.1%		45,684
Energy

Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.083%, 3–28–22	35,620	33,238
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
7.833%, 12–16–20 (D)	19,953	12,969

		46,207

Oil & Gas Drilling – 0.6%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
7.065%, 5–16–20	26,249	25,273

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.514%, 6–21–24	9,068	9,111
5.564%, 6–21–24	1,728	1,737
5.583%, 6–21–24	27	27
Larchmont Resources LLC (10.000% Cash or 10.000% PIK),
10.320%, 8–7–20 (D)(J)(R)	12,317	11,947

		22,822

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.814%, 8–23–21	17,434	18,769

LOANS (L) (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 1.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
11.985%, 2–16–21	$26,759	$24,830
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
6.985%, 8–12–20	33,170	31,967

		56,797

Total Energy – 3.9%		169,868
Financials

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps),
4.735%, 1–8–24	6,938	6,982

Investment Banking & Brokerage – 0.5%
Jane Street Group LLC (ICE LIBOR plus 450 bps),
5.735%, 8–25–22	21,610	21,786

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co–Issuer, Inc. (3–Month ICE LIBOR plus 375 bps),
5.061%, 12–30–21	3,714	3,751

Total Financials – 0.8%		32,519
Health Care

Life Sciences Tools & Services – 0.3%
Avantor, Inc.,
0.000%, 9–22–24 (N)	13,419	13,456

Total Health Care – 0.3%		13,456
Industrials

Building Products – 0.5%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.235%, 3–27–22	23,667	20,916

Construction & Engineering – 0.3%
Tensar International Corp. (ICE LIBOR plus 850 bps),
9.833%, 7–10–22 (D)	15,197	12,158

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
4.984%, 8–25–24	6,483	6,548
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
8.985%, 8–25–25	5,403	5,430

		11,978

64	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

LOANS (L) (Continued)	Principal	Value
Industrial Conglomerates – 1.0%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.315%, 11–22–20	$5,587	$5,154
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
7.315%, 11–22–21	10,976	9,055
PAE Holding Corp. (ICE LIBOR plus 550 bps),
6.735%, 10–20–22	26,279	26,378
PAE Holding Corp. (ICE LIBOR plus 950 bps),
10.735%, 10–20–23	4,490	4,496

		45,083

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.833%, 1–30–23(D)	61,040	61,040

Total Industrials – 3.5%		151,175
Information Technology

Application Software – 0.5%
TIBCO Software, Inc. (ICE LIBOR plus 350 bps),
4.740%, 12–4–20	21,073	21,126

Applications Software – 0.2%
Applied Systems, Inc.,
0.000%, 9–18–25 (N)	8,585	8,843

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
8.570%, 5–1–25	4,407	4,466

Internet Software & Services – 1.2%
Ancestry.com LLC (ICE LIBOR plus 825 bps),
9.490%, 10–19–24	8,329	8,443
TravelCLICK, Inc. & TCH–2 Holdings LLC (ICE LIBOR plus 400 bps),
5.235%, 5–12–21	20,644	20,721
TravelCLICK, Inc. & TCH–2 Holdings LLC (ICE LIBOR plus 775 bps),
8.985%, 11–12–21 (D)	23,427	23,427

		52,591

IT Consulting & Other Services – 0.0%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
5.583%, 7–13–20	1,839	1,676

Total Information Technology – 2.0%		88,702

LOANS (L) (Continued)	Principal	Value
Materials

Diversified Metals & Mining – 0.3%
EP Minerals LLC (ICE LIBOR plus 750 bps),
8.817%, 8–20–21 (D)	$12,375	$12,004

Paper Packaging – 1.0%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.333%, 5–27–20	31,969	30,637
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
8.484%, 10–1–22 (D)	14,052	13,912

		44,549

Total Materials – 1.3%		56,553

TOTAL LOANS – 21.3%		$922,471
(Cost: $1,036,355)

SHORT–TERM SECURITIES
Commercial Paper (O) – 5.1%
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
1.580%, 10–10–17	5,000	4,998
DTE Electric Co.,
1.281%, 10–4–17	10,000	9,998
E.I. du Pont de Nemours and Co.:
1.510%, 10–10–17	10,375	10,371
1.460%, 10–17–17	15,000	14,990
1.460%, 10–18–17	2,500	2,498
1.440%, 10–25–17	15,000	14,985
General Mills, Inc.,
1.470%, 10–16–17	10,000	9,994
International Paper Co.:
1.330%, 10–6–17	5,000	4,998
1.500%, 10–11–17	5,000	4,998
J.M. Smucker Co. (The),
1.371%, 10–6–17	20,000	19,995
Kellogg Co.,
1.480%, 10–13–17	5,000	4,997
McCormick & Co., Inc.,
1.341%, 10–4–17	16,000	15,997
Medtronic Global Holdings SCA,
1.231%, 10–2–17	5,000	4,999
Mondelez International, Inc.:
1.382%, 10–2–17	15,000	14,998
1.371%, 10–4–17	20,000	19,996
1.510%, 10–10–17	11,000	10,996
Sysco Corp.,
1.350%, 10–2–17	13,470	13,468
Virginia Electric and Power Co.,
1.570%, 10–11–17	20,000	19,990
Walgreens Boots Alliance, Inc.:
1.360%, 10–5–17	7,000	6,999
1.500%, 10–11–17	14,500	14,493

		224,758

SHORT–TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.2%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (P)	$6,661	$6,661

TOTAL SHORT–TERM SECURITIES – 5.3%		$231,419
(Cost: $231,439)

TOTAL INVESTMENT SECURITIES –99.0%		$4,360,458
(Cost: $4,592,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES (Q) – 1.0%		45,019

NET ASSETS – 100.0%		$4,405,477

2017	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12-8-16	15		$4,978	$4,905
Maritime Finance Co. Ltd.	9-19-13	1,750		30,173	17,640
New Cotai Participation Corp., Class B	4-12-13	—	*	649	354
Pinnacle Agriculture Enterprises LLC	3-10-17	37,029		16,830	23,328
Sabine Oil & Gas Corp.	12-7-16	4		184	192
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	16		115	103

				$52,929	$46,522

The	total value of these securities represented 1.0% of net assets at September 30, 2017.

(D	) Securities whose value was determined using significant unobservable inputs.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $2,274,752 or 51.6% of net assets.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro).

(I)	Zero coupon bond.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at September 30, 2017.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Cash of $160 has been pledged as collateral for OTC foreign forward currency contracts.

(R)	Affiliate security.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	23,421	U.S. Dollar	18,616	10-5-17	Morgan Stanley International	$—	$154
Euro	16,936	U.S. Dollar	20,042	10-5-17	Morgan Stanley International	23	—

						$23	$154

66	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$66,140	$—	$354
Energy	10,508	5,097	—
Financials	—	—	17,640
Total Common Stocks	$76,648	$5,097	$17,994
Preferred Stocks	3,762	—	23,328
Warrants	—	230	—	*
Corporate Debt Securities	—	3,079,509	—	*
Loans	—	724,843	197,628
Short-Term Securities	—	231,419	—
Total	$80,410	$4,041,098	$238,950
Forward Foreign Currency Contracts	$—	$23	$—
Liabilities
Forward Foreign Currency Contracts	$—	$154	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Corporate Debt		Loans
Beginning Balance 4—1—17	$18,574	$16,830	$—	*	$—	*	$259,431
Net realized gain (loss)	—	—	—		—		1,970
Net change in unrealized appreciation (depreciation)	(580)	6,498	—		—		(40,045)
Purchases	—	—	—		—		—
Sales	—	—	—		—		(134,800)
Amortization/Accretion of premium/discount	—	—	—		—		298
Transfers into Level 3 during the period	—	—	—		—		131,729
Transfers out of Level 3 during the period	—	—	—		—		(20,955)
Ending Balance 9—30—17	$17,994	$23,328	$—	*	$—	*	$197,628
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9—30—17	$(580)	$6,498	$—		$—		$1,682

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2017, there were no transfers between Levels 1 and 2.

2017	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 9-30-17		Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets

Common Stocks	$354		Market comparable approach	Adjusted revenue multiple	7.53x
				Illiquidity discount	10%
	17,640		Third-party valuation service	Broker quotes	N/A

Preferred Stocks	23,328		Market comparable approach	Adjusted EBITDA multiple	8.52x

Warrants	—	*	Third-party valuation service	Broker quotes	N/A

Corporate Debt	—	*	Third-party valuation service	Broker quotes	N/A

Loans	197,628		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment In Kind

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

68	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL CORE EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	95.2%
Financials	17.9%
Industrials	15.8%
Consumer Discretionary	12.1%
Consumer Staples	12.1%
Energy	10.4%
Health Care	7.0%
Information Technology	6.6%
Materials	6.3%
Telecommunication Services	6.0%
Real Estate	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.8%

Lipper Rankings

Category: International Large-Cap Core Funds	Rank	Percentile
1 Year	62/93	66
3 Year	27/71	38
5 Year	5/66	8
10 Year	5/49	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	58.7%
United Kingdom	14.7%
France	13.0%
Germany	11.5%
Switzerland	7.6%
Netherlands	4.4%
Other Europe	7.5%
Pacific Basin	30.3%
Japan	17.3%
China	4.8%
Australia	4.2%
Other Pacific Basin	4.0%
North America	4.0%
Canada	4.0%
South America	2.2%
Cash and Other Assets (Net of Liabilities),and Cash Equivalents+	4.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Westpac Banking Corp.	Australia	Financials	Diversified Banks
Total S.A.	France	Energy	Integrated Oil & Gas
Bayer AG	Germany	Health Care	Pharmaceuticals
Koninklijke Ahold Delhaize N.V.	Netherlands	Consumer Staples	Food Retail
Isuzu Motors Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Danone S.A.	France	Consumer Staples	Packaged Foods & Meats
Orange S.A.	France	Telecommunication Services	Integrated Telecommunication Services
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Ferguson plc	Switzerland	Industrials	Trading Companies & Distributors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	13,524	$74,259

Financials – 2.7%
Westpac Banking Corp.	7,135	178,654

Industrials – 0.4%
Brambles Ltd.	4,002	28,251

Total Australia – 4.2%		281,164
Brazil

Information Technology – 1.1%
MercadoLibre, Inc.	276	71,574

Telecommunication Services – 1.1%
Telefonica Brasil S.A.	1,920	30,525
Vivo Participacoes S.A. ADR (B)	2,567	40,659

		71,184

Total Brazil – 2.2%		142,758
Canada

Consumer Discretionary – 1.6%
Magna International, Inc.	2,086	111,308

Energy – 2.4%
Seven Generations Energy Ltd., Class A (A)	4,745	75,070
Suncor Energy, Inc.	2,548	89,310

		164,380

Total Canada – 4.0%		275,688
China

Consumer Discretionary – 1.1%
JD.com, Inc. ADR (A)(B)	1,979	75,594

Consumer Staples – 1.1%
Wuliangye Yibin Co. Ltd., A Shares	8,304	71,603

Industrials – 0.7%
China Communications Construction Co. Ltd., H Shares	36,306	45,315

Information Technology – 1.9%
Alibaba Group Holding Ltd. ADR (A)(B)	740	127,857

Total China – 4.8%		320,369
France

Consumer Staples – 1.8%
Danone S.A.	1,603	125,748

Energy – 2.3%
Total S.A.	2,938	157,825

COMMON STOCKS (Continued)	Shares	Value
Financials – 1.4%
Axa S.A.	3,210	$97,079

Industrials – 4.3%
Airbus SE	1,095	104,038
Schneider Electric S.A.	898	78,112
Vinci	1,173	111,501

		293,651

Materials – 1.4%
L Air Liquide S.A.	734	97,846

Telecommunication Services – 1.8%
Orange S.A.	7,510	123,015

Total France – 13.0%		895,164
Germany

Consumer Discretionary – 2.3%
Continental AG	344	87,311
ProSiebenSat. 1 Media SE	1,900	64,763

		152,074

Financials – 1.4%
Deutsche Boerse AG	883	95,711

Health Care – 4.0%
Bayer AG	1,135	154,625
Fresenius Medical Care AG & Co. KGaA	1,156	113,096

		267,721

Industrials – 1.2%
Siemens AG	581	81,909

Information Technology – 1.3%
SAP AG	847	92,783

Materials – 1.3%
HeidelbergCement AG	840	86,312

Total Germany – 11.5%		776,510
Hong Kong

Financials – 1.3%
AIA Group Ltd.	12,150	89,593

Real Estate – 1.0%
Cheung Kong (Holdings) Ltd.	5,221	66,739

Total Hong Kong – 2.3%		156,332
India

Financials – 0.5%
Axis Bank Ltd.	4,177	32,559

Total India – 0.5%		32,559

COMMON STOCKS (Continued)	Shares	Value
Ireland

Health Care – 1.3%
Shire Pharmaceuticals Group plc ADR (B)	586	$89,785

Materials – 1.7%
CRH plc	2,678	101,813
James Hardie Industries plc, Class C	850	11,817

		113,630

Total Ireland – 3.0%		203,415
Japan

Consumer Discretionary – 5.7%
Bridgestone Corp.	2,276	103,282
Fuji Heavy Industries Ltd.	3,061	110,451
Isuzu Motors Ltd.	10,462	138,627
Nissin Kogyo Co. Ltd.	1,831	32,755

		385,115

Consumer Staples – 0.7%
Calbee, Inc.	1,388	48,771

Energy – 1.3%
Inpex Corp.	8,496	90,261

Financials – 2.2%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	11,668	75,770
Tokio Marine Holdings, Inc.	1,934	75,655

		151,425

Industrials – 3.2%
Komatsu Ltd.	2,712	77,148
Seibu Holdings, Inc.	3,710	63,364
SMC Corp.	231	81,479

		221,991

Information Technology – 1.1%
Yahoo Japan Corp.	16,160	76,687

Telecommunication Services – 3.1%
Nippon Telegraph and Telephone Corp.	2,372	108,708
SoftBank Group Corp.	1,314	106,086

		214,794

Total Japan – 17.3%		1,189,044
Luxembourg

Energy – 1.0%
Tenaris S.A.	2,420	34,329
Tenaris S.A. ADR	1,036	29,315

		63,644

Total Luxembourg – 1.0%		63,644

70	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Netherlands

Consumer Staples – 2.1%
Koninklijke Ahold Delhaize N.V.	7,449	$139,276

Energy – 0.8%
Royal Dutch Petroleum Co., New York Shares (B)	856	51,830

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	5,332	98,301

Total Netherlands – 4.4%		289,407
Norway

Financials – 1.5%
DNB ASA	5,142	103,623

Total Norway – 1.5%		103,623
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	36	81,394

Total South Korea – 1.2%		81,394
Spain

Industrials – 0.5%
ACS Actividades de Construccion y Servicios S.A.	946	35,062

Total Spain – 0.5%		35,062
Sweden

Financials – 1.5%
Swedbank AB	3,756	103,851

Total Sweden – 1.5%		103,851
Switzerland

Consumer Staples – 1.8%
Nestle S.A., Registered Shares	1,429	119,638

Financials – 1.5%
UBS Group AG	5,748	98,242

Health Care – 1.1%
Roche Holdings AG, Genusscheine	289	73,776

Industrials – 3.2%
Adecco S.A.	1,262	98,254
Ferguson plc	1,731	113,578

		211,832

Total Switzerland – 7.6%		503,488

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Consumer Discretionary – 1.4%
Kingfisher plc	10,520	$42,080
Whitbread plc	1,145	57,782

		99,862

Consumer Staples – 4.6%
British American Tobacco plc	1,291	80,812
Imperial Tobacco Group plc	1,965	83,844
Reckitt Benckiser Group plc	826	75,372
Unilever plc	1,253	72,509

		312,537

Energy – 1.5%
Royal Dutch Shell plc, Class A	3,388	102,381

Financials – 2.4%
Prudential plc	3,303	79,079
Standard Chartered plc	8,311	82,372

		161,451

Health Care – 0.6%
Shire plc	805	40,846

Industrials – 2.3%
Babcock International Group plc	6,735	74,686
BAE Systems plc	9,232	78,124

		152,810

Materials – 1.9%
Rio Tinto plc	2,056	95,673
Rio Tinto plc ADR (B)	745	35,175

		130,848

Total United Kingdom – 14.7%		1,000,735

TOTAL COMMON STOCKS – 95.2%		$6,454,207
(Cost: $5,627,209)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.6%
BorgWarner, Inc.
1.380%, 10–5–17	$10,000	9,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
1.180%, 10–5–17	10,000	9,998
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.)
1.580%, 10–10–17	5,000	4,998
Corporacion Andina de Fomento
1.250%, 10–2–17	1,314	1,314
E.I. du Pont de Nemours and Co.
1.460%, 10–19–17	444	444
Essilor International S.A.
1.240%, 11–14–17	4,000	3,994
General Mills, Inc.
1.470%, 10–16–17	15,000	14,990

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)
1.251%, 10–5–17	$7,495	$7,493
J.M. Smucker Co. (The)
1.371%, 10–6–17	15,000	14,996
John Deere Canada ULC (GTD by Deere & Co.)
1.190%, 10–23–17	10,000	9,992
Medtronic Global Holdings SCA:
1.231%, 10–2–17	10,000	9,999
1.230%, 10–4–17	1,000	1,000
1.580%, 10–10–17	15,000	14,993
Northern Illinois Gas Co.
1.250%, 10–2–17	4,903	4,902
Rockwell Automation, Inc.:
1.240%, 10–3–17	10,000	9,999
1.200%, 10–5–17	8,000	7,998
Sonoco Products Co.
1.330%, 10–2–17	6,200	6,199
United Technologies Corp.
1.430%, 11–7–17	11,000	10,983
Virginia Electric and Power Co.
1.560%, 10–12–17	10,000	9,995
Walgreens Boots Alliance, Inc.:
1.300%, 10–4–17	4,000	3,999
1.490%, 10–12–17	17,000	16,992
Wisconsin Gas LLC
1.180%, 10–5–17	3,765	3,764

		179,040

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.450%, 10–4–17 (D)	4,085	4,085

Municipal Obligations – 0.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps)
0.890%, 10–7–17 (D)	11,025	11,025
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps)
0.930%, 10–7–17 (D)	4,505	4,505
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps)
1.050%, 10–7–17 (D)	8,900	8,900
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps)
1.250%, 10–7–17 (D)	3,000	3,000

		27,430

2017	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
1.130%, 10–7–17 (D)	$21,800	$21,800

TOTAL SHORT-TERM SECURITIES – 3.4%		$232,355
(Cost: $232,371)

Value
TOTAL INVESTMENT SECURITIES – 98.6%	$6,686,562
(Cost: $5,859,580)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%	92,520

NET ASSETS – 100.0%	$6,779,082

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,535 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	126,712	Australian Dollar	159,702	10–5–17	Deutsche Bank AG	$—	$1,444
U.S. Dollar	336,878	Japanese Yen	37,941,933	10–5–17	Deutsche Bank AG	342	—

						$342	$1,444

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,454,207	$—	$—
Short-Term Securities	—	232,355	—
Total	$6,454,207	$232,355	$—
Forward Foreign Currency Contracts	$—	$342	$—

Liabilities
Forward Foreign Currency Contracts	$—	$1,444	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are is used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

72	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Financials	17.9%
Industrials	15.8%
Consumer Discretionary	12.1%
Consumer Staples	12.1%
Energy	10.4%
Health Care	7.0%
Information Technology	6.6%
Materials	6.3%
Telecommunication Services	6.0%
Real Estate	1.0%
Other+	4.8%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	73

PORTFOLIO HIGHLIGHTS	IVY LARGE CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	96.4%
Information Technology	48.0%
Consumer Discretionary	13.6%
Health Care	11.4%
Industrials	10.4%
Financials	7.1%
Consumer Staples	3.6%
Energy	1.4%
Real Estate	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Lipper Rankings

Category: Large-Cap Growth Funds	Rank	Percentile
1 Year	309/658	47
3 Year	274/592	47
5 Year	214/532	41
10 Year	260/387	68

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	Information Technology	Systems Software
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Lam Research Corp.	Information Technology	Semiconductor Equipment
Celgene Corp.	Health Care	Biotechnology
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

74	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 2.0%
Ferrari N.V.	340	$37,562

Cable & Satellite – 1.9%
Comcast Corp., Class A	944	36,340

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	468	76,628

Internet & Direct Marketing Retail – 5.6%
Amazon.com, Inc. (A)	70	67,495
priceline.com, Inc. (A)	20	36,433

		103,928

Total Consumer Discretionary – 13.6%		254,458
Consumer Staples

Tobacco – 3.6%
Philip Morris International, Inc.	606	67,261

Total Consumer Staples – 3.6%		67,261
Energy

Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	560	25,766

Total Energy – 1.4%		25,766
Financials

Financial Exchanges & Data – 4.8%
CME Group, Inc.	418	56,741
S&P Global, Inc.	211	32,998

		89,739

Investment Banking & Brokerage – 2.3%
Charles Schwab Corp. (The)	993	43,421

Total Financials – 7.1%		133,160
Health Care

Biotechnology – 6.4%
Alexion Pharmaceuticals, Inc. (A)	106	14,814
Celgene Corp. (A)	501	73,025
Vertex Pharmaceuticals, Inc. (A)	213	32,339

		120,178

Health Care Equipment – 4.4%
Danaher Corp.	316	27,141
Edwards Lifesciences Corp. (A)	223	24,349
Intuitive Surgical, Inc. (A)	28	29,598

		81,088

Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	180	11,441

Total Health Care – 11.4%		212,707

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 4.5%
Lockheed Martin Corp.	175	$54,177
Northrop Grumman Corp.	103	29,549

		83,726

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	309	38,560

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	56	9,909

Industrial Machinery – 1.6%
Parker Hannifin Corp.	63	11,044
Stanley Black & Decker, Inc.	129	19,505

		30,549

Railroads – 1.7%
Union Pacific Corp.	267	30,987

Total Industrials – 10.4%		193,731
Information Technology

Application Software – 6.3%
Adobe Systems, Inc. (A)	388	57,837
salesforce.com, Inc. (A)	651	60,770

		118,607

Data Processing & Outsourced Services – 13.0%
FleetCor Technologies, Inc. (A)	82	12,707
MasterCard, Inc., Class A	623	88,024
PayPal, Inc. (A)	1,056	67,590
Visa, Inc., Class A	704	74,110

		242,431

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (A)	420	49,621

Internet Software & Services – 9.2%
Alphabet, Inc., Class A (A)	55	53,555
Alphabet, Inc., Class C (A)	44	42,538
Facebook, Inc., Class A (A)	440	75,234

		171,327

Semiconductor Equipment – 5.2%
Applied Materials, Inc.	440	22,919
Lam Research Corp.	396	73,336

		96,255

Semiconductors – 2.8%
Microchip Technology, Inc.	576	51,718

Systems Software – 4.4%
Microsoft Corp.	1,103	82,148

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	538	$82,867

Total Information Technology – 48.0%		894,974
Real Estate

Specialized REITs – 0.9%
American Tower Corp., Class A	123	16,798

Total Real Estate – 0.9%		16,798

TOTAL COMMON STOCKS – 96.4%		$1,798,855
(Cost: $1,094,322)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) – 3.3%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
1.331%, 10–3–17	$10,000	9,999
1.350%, 10–4–17	8,500	8,498
1.240%, 10–6–17	5,000	4,999
John Deere Canada ULC (GTD by Deere & Co.),
1.190%, 10–23–17	10,000	9,992
Kroger Co. (The),
1.300%, 10–2–17	3,625	3,625
Medtronic Global Holdings SCA,
1.530%, 10–16–17	10,000	9,993
United Technologies Corp.,
1.430%, 11–7–17	9,100	9,086
Virginia Electric and Power Co.,
1.560%, 10–12–17	5,000	4,997

		61,189

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	2	2

TOTAL SHORT-TERM SECURITIES – 3.3%		$61,191
(Cost: $61,197)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,860,046
(Cost: $1,155,519)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		5,877

NET ASSETS – 100.0%		$1,865,923

2017	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,798,855	$—	$—
Short-Term Securities	—	61,191	—
Total	$1,798,855	$61,191	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

76	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY LIMITED-TERM BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Bonds	97.6%
Corporate Debt Securities	72.3%
United States Government and Government Agency Obligations	20.7%
Municipal Bonds – Taxable	2.7%
Asset-Backed Securities	1.3%
Mortgage-Backed Securities	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Lipper Rankings

Category: Short-Intermediate Investment Grade Debt Funds	Rank	Percentile
1 Year	107/176	61
3 Year	93/160	58
5 Year	92/132	70
10 Year	51/82	62

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	94.3%
AAA	1.8%
AA	26.2%
A	28.8%
BBB	37.5%
Non-Investment Grade	3.3%
BB	1.2%
Non-rated	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$4,870	$4,872
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–10–18 (A)	8,035	8,032
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	5,500	5,573

TOTAL ASSET-BACKED SECURITIES – 1.3%		$18,477
(Cost: $18,419)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.2%
Lear Corp.,
5.375%, 3–15–24	2,675	2,850

Automobile Manufacturers – 1.0%
General Motors Co.,
4.875%, 10–2–23	8,500	9,190
Toyota Motor Credit Corp.,
2.000%, 10–24–18	5,125	5,149

		14,339

Broadcasting – 0.1%
Discovery Communications LLC,
2.200%, 9–20–19	2,000	2,006

Cable & Satellite – 0.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
1.625%, 1–15–22	3,950	3,849
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,074
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,008

		8,931

General Merchandise Stores – 1.2%
Dollar General Corp.,
1.875%, 4–15–18	3,000	3,003
Family Dollar Stores, Inc.,
5.000%, 2–1–21	12,859	13,791

		16,794

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.,
1.200%, 11–29–17	8,000	7,999

Total Consumer Discretionary – 3.7%		52,919

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
1.900%, 3–15–19 (A)	$2,070	$2,067
2.250%, 3–15–20 (A)	2,750	2,748

		4,815

Distillers & Vintners – 0.9%
Beam, Inc.,
1.750%, 6–15–18	10,000	9,985
Constellation Brands, Inc.,
2.700%, 5–9–22	2,400	2,408

		12,393

Drug Retail – 0.6%
CVS Health Corp.,
2.250%, 12–5–18	9,000	9,040

Food Retail – 0.4%
Kroger Co. (The),
1.500%, 9–30–19	5,250	5,188

Packaged Foods & Meats – 0.6%
Smithfield Foods, Inc.,
2.700%, 1–31–20 (A)	8,000	8,023

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,160

Total Consumer Staples – 2.9%		41,619
Energy

Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,509

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	8,250	8,730

Oil & Gas Exploration & Production – 2.3%
Aker BP ASA,
6.000%, 7–1–22 (A)	2,360	2,454
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	13,500	13,510
EQT Corp.:
8.125%, 6–1–19	11,520	12,640
2.500%, 10–1–20	4,000	4,014

		32,618

Oil & Gas Storage & Transportation – 2.2%
Enbridge, Inc.,
2.900%, 7–15–22	1,500	1,508
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	6,000	6,147
3.450%, 2–15–23	6,590	6,662

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Plains All American Pipeline L.P. and PAA Finance Corp.:
8.750%, 5–1–19	$1,000	$1,093
3.850%, 10–15–23	8,200	8,229
Spectra Energy Partners L.P.,
2.950%, 9–25–18	2,000	2,020
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	5,700	6,012

		31,671

Total Energy – 5.3%		76,528
Financials

Asset Management & Custody Banks – 0.5%
Ares Capital Corp.,
3.875%, 1–15–20	7,280	7,463

Consumer Finance – 6.3%
Ally Financial, Inc.,
4.125%, 3–30–20	5,260	5,418
American Express Co.,
7.000%, 3–19–18	10,000	10,246
American Honda Finance Corp.,
7.625%, 10–1–18 (A)	5,000	5,295
Discover Financial Services,
3.950%, 11–6–24	8,650	8,852
Ford Motor Credit Co. LLC:
5.000%, 5–15–18	10,000	10,197
2.681%, 1–9–20	3,700	3,732
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,137
3.500%, 7–10–19	4,500	4,608
3.200%, 7–6–21	6,500	6,613
Hyundai Capital America,
2.875%, 8–9–18 (A)	5,525	5,554
Synchrony Financial,
2.600%, 1–15–19	15,770	15,870
Synchrony Financial (3-Month U.S. LIBOR plus 140 bps),
2.711%, 11–9–17 (B)	9,850	9,860

		91,382

Diversified Banks – 9.4%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	8,000	8,025
Bank of America Corp.:
2.625%, 4–19–21	3,500	3,526
3.124%, 1–20–23	12,000	12,184
4.100%, 7–24–23	6,850	7,291
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,847
BB&T Corp.,
2.050%, 5–10–21	6,500	6,472
Branch Banking and Trust Co.,
1.450%, 5–10–19	10,875	10,812

78	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
KeyBank N.A.,
2.300%, 9–14–22	$7,000	$6,934
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2–22–22	2,000	2,027
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	9,400	9,256
Northern Trust Corp.,
2.375%, 8–2–22	18,875	18,978
Northgroup Preferred Capital Corp.,
6.378%, 10–15–65 (A)	13,710	13,743
Wachovia Corp.,
5.750%, 2–1–18	13,500	13,687
Wells Fargo & Co.:
3.069%, 1–24–23	6,500	6,610
3.000%, 2–19–25	4,000	3,970

		136,362

Investment Banking & Brokerage – 4.1%
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	12,000	12,133
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	16,000	16,119
2.350%, 11–15–21	6,700	6,648
3.000%, 4–26–22	4,000	4,044
4.000%, 3–3–24	4,552	4,805
Morgan Stanley:
5.750%, 1–25–21	6,000	6,624
2.500%, 4–21–21	4,000	4,012
2.750%, 5–19–22	3,000	3,011
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.000%, 5–31–23 (B)	1,700	1,716

		59,112

Life & Health Insurance – 2.3%
Athene Global Funding:
2.875%, 10–23–18 (A)	15,450	15,596
2.750%, 4–20–20 (A)	1,000	1,008
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,493
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,591

		32,688

Other Diversified Financial Services – 3.9%
Citigroup, Inc.:
2.650%, 10–26–20	9,000	9,091
2.700%, 3–30–21	5,893	5,957
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	5,000	5,058
JPMorgan Chase & Co.:
4.350%, 8–15–21	3,820	4,091
2.972%, 1–15–23	15,500	15,735
3.000%, 2–27–30 (C)	3,390	3,254
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	13,974

		57,160

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 2.1%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	$10,500	$10,575
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
1.700%, 3–15–19	4,550	4,559
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	7,375	7,446
2.750%, 3–15–23	8,260	8,382

		30,962

Regional Banks – 1.7%
PNC Bank N.A.:
2.400%, 10–18–19	8,985	9,062
2.550%, 12–9–21	4,000	4,032
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	3,500	3,775
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	7,500	7,506

		24,375

Specialized Finance – 1.9%
ADOP Co.,
6.625%, 10–1–17 (A)	4,000	4,000
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	10,625	10,828
International Lease Finance Corp.,
6.250%, 5–15–19	11,500	12,222

		27,050

Total Financials – 32.2%		466,554
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–11–20	4,000	4,012

Health Care Services – 0.2%
Cardinal Health, Inc.,
1.948%, 6–14–19	3,550	3,553

Health Care Supplies – 1.4%
Abbott Laboratories,
2.350%, 11–22–19	5,000	5,040
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	11,956
Stryker Corp.,
2.625%, 3–15–21	3,025	3,060

		20,056

Managed Health Care – 0.8%
Aetna, Inc.,
1.500%, 11–15–17	11,500	11,498

Pharmaceuticals – 0.5%
AbbVie, Inc.,
2.000%, 11–6–18	2,000	2,007

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Merck & Co., Inc.,
1.100%, 1–31–18	$4,925	$4,923

		6,930

Total Health Care – 3.2%		46,049
Industrials

Aerospace & Defense – 1.5%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	10,893	11,648
3.850%, 12–15–25 (A)	5,500	5,703
Exelis, Inc.,
5.550%, 10–1–21	2,566	2,840
Northrop Grumman Corp.,
3.250%, 8–1–23	2,000	2,061

		22,252

Airlines – 1.2%
Aviation Capital Group Corp.:
2.875%, 9–17–18 (A)	7,500	7,564
2.875%, 1–20–22 (A)	4,000	3,999
Southwest Airlines Co.,
2.650%, 11–5–20	6,000	6,079

		17,642

Environmental & Facilities Services – 2.1%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	14,874
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	10,000	10,197
4.750%, 6–30–20	1,675	1,794
7.100%, 8–1–26	2,450	3,180

		30,045

Industrial Conglomerates – 1.1%
General Electric Capital Corp.:
2.500%, 3–28–20	3,150	3,182
5.012%, 1–1–24	12,060	12,621

		15,803

Total Industrials – 5.9%		85,742
Information Technology

Communications Equipment – 1.2%
Cisco Systems, Inc.,
2.200%, 2–28–21	5,425	5,452
Harris Corp.:
1.999%, 4–27–18	3,105	3,111
2.700%, 4–27–20	1,094	1,105
L-3 Communications Corp.:
3.950%, 5–28–24	4,280	4,469
3.850%, 12–15–26	2,750	2,852

		16,989

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,623
6.375%, 4–1–20 (A)	6,000	6,075

2017	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services (Continued)
Visa, Inc.,
2.800%, 12–14–22	$14,100	$14,428

		27,126

Electronic Manufacturing Services – 0.4%
Jabil Circuit, Inc.,
8.250%, 3–15–18	5,680	5,819

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.,
2.300%, 9–15–21	4,000	3,977

Semiconductors – 2.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1–15–20 (A)	5,500	5,530
Intel Corp.:
1.850%, 5–11–20	3,600	3,607
2.450%, 7–29–20	4,000	4,075
2.875%, 5–11–24	10,975	11,108
QUALCOMM, Inc.:
2.100%, 5–20–20	2,000	2,015
2.900%, 5–20–24	8,000	8,028
3.250%, 5–20–27	1,000	1,008

		35,371

Systems Software – 2.0%
CA, Inc.,
5.375%, 12–1–19	8,297	8,822
Microsoft Corp.:
2.000%, 11–3–20	8,000	8,046
2.875%, 2–6–24	12,750	13,042

		29,910

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.:
1.550%, 2–7–20	13,175	13,108
2.500%, 2–9–22	8,500	8,610

		21,718

Total Information Technology – 9.7%		140,910
Materials

Diversified Chemicals – 0.5%
Dow Chemical Co. (The),
4.250%, 11–15–20	7,049	7,442

Diversified Metals & Mining – 0.5%
Glencore Finance Canada Ltd.,
2.700%, 10–25–17 (A)(C)	7,682	7,685

Specialty Chemicals – 0.6%
Methanex Corp.,
3.250%, 12–15–19	8,632	8,710

Total Materials – 1.6%		23,837

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Specialized REITs – 0.7%
Crown Castle International Corp.:
2.250%, 9–1–21	$3,000	$2,958
4.875%, 4–15–22	3,099	3,372
5.250%, 1–15–23	2,745	3,038

		9,368

Total Real Estate – 0.7%		9,368
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,190
5.200%, 3–15–20	3,000	3,214
3.400%, 8–14–24	7,265	7,273

		14,677

Wireless Telecommunication Service – 2.3%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,561
5.900%, 11–1–21	12,200	13,684
2.250%, 1–15–22	12,500	12,294
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	4,924

		33,463

Total Telecommunication Services – 3.3%		48,140
Utilities

Electric Utilities – 3.0%
CenterPoint Energy, Inc.,
2.500%, 9–1–22	4,000	3,996
Edison International,
2.125%, 4–15–20	3,060	3,060
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19	4,000	4,001
Entergy Mississippi, Inc.,
2.850%, 6–1–28	5,875	5,667
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,171
MidAmerican Energy Co.,
3.700%, 9–15–23	4,500	4,749
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	3,600	3,594
2.400%, 4–25–22	7,975	8,022
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23	3,940	3,984

		44,244

Multi-Utilities – 0.8%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	11,470

Total Utilities – 3.8%		55,714

CORPORATE DEBT SECURITIES (Continued)		Value

TOTAL CORPORATE DEBT SECURITIES – 72.3%		$1,047,380
(Cost: $1,039,853)

MORTGAGE-BACKED SECURITIES	Principal

Non-Agency REMIC/CMO – 0.5%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	$2,500	2,652
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B (1-Month U.S. LIBOR plus 215 bps),
3.377%, 7–15–30 (A)(B)	3,942	3,875

		6,527

Other – 0.1%
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B6,
6.300%, 6–10–31 (A)	1,374	1,377

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$7,904
(Cost: $8,055)

MUNICIPAL BONDS – TAXABLE
California – 1.7%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	5,570	5,819
CA Various Purp GO Bonds,
7.700%, 11–1–30	10,050	11,672
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,623

		25,114

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	9,920	9,533

Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2–15–41	4,540	4,941

TOTAL MUNICIPAL BONDS – TAXABLE – 2.7%		$39,588
(Cost: $40,304)

80	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 2.0%
Federal Home Loan Bank:
2.500%, 4–27–26	$9,155	$8,910
1.700%, 7–25–31	13,500	13,246
2.000%, 11–25–31	1,000	969
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	5,000	5,785

		28,910

Mortgage-Backed Obligations – 14.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
5.045%, 7–25–44 (A)(B)	5,870	5,957
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.341%, 2–25–47 (A)(B)	6,420	6,936
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.482%, 6–25–21 (A)(B)	3,115	3,148
5.237%, 9–25–22 (A)(B)	2,273	2,319
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.301%, 9–25–44 (A)(B)	8,200	8,339
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.883%, 2–25–45 (A)(B)	8,500	8,650
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.685%, 4–25–20 (A)(B)	4,950	5,298
4.493%, 1–25–46 (A)(B)	5,958	6,274
4.120%, 2–25–46 (A)(B)	390	406
4.573%, 12–25–48 (A)(B)	18,196	19,132
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2–25–22 (A)(B)	4,000	4,039
5.116%, 8–25–44 (A)(B)	6,990	7,512
4.490%, 12–25–44 (A)(B)	17,000	18,042

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.005%, 5–25–45 (A)(B)	$6,500	$6,738
3.617%, 8–25–46 (A)(B)	2,250	2,292
4.752%, 11–25–46 (A)(B)	8,000	8,562
3.681%, 11–25–47 (A)(B)	2,050	2,061
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.271%, 7–25–48 (A)(B)	5,200	5,200
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	195	200
3.000%, 9–1–28	8,751	8,977
3.000%, 5–15–44	2,900	2,950
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	10	10
2.000%, 6–25–39	14,810	14,797
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.503%, 12–1–19	7,296	7,615
4.646%, 7–1–20	6,213	6,494
4.381%, 6–1–21	13,869	14,824
5.500%, 2–1–22	496	517
3.500%, 8–1–26	3,923	4,099
2.000%, 10–25–41	13,269	13,025
2.000%, 12–25–42	1,926	1,933
2.500%, 7–25–45	2,651	2,635
2.500%, 9–25–45	4,255	4,216
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	6,674	6,607
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	6,411	6,571

		216,375

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.9%		$245,285
(Cost: $247,439)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 3.8%
U.S. Treasury Notes:
2.750%, 2–28–18	$35,000	$35,221
1.375%, 8–31–20	20,000	19,859

		55,080

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$55,080
(Cost: $55,195)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.9%
Army & Air Force Exchange Service,
1.200%, 10–11–17	13,000	12,995
BorgWarner, Inc.,
1.380%, 10–5–17	3,000	2,999
E.I. du Pont de Nemours and Co.,
1.361%, 10–4–17	5,000	4,999
Sonoco Products Co.,
1.330%, 10–2–17	6,243	6,243

		27,236

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (E)	1,919	1,919

TOTAL SHORT-TERM SECURITIES – 2.0%		$29,155
(Cost: $29,157)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,442,869
(Cost: $1,438,422)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		6,308

NET ASSETS – 100.0%		$1,449,177

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $336,988 or 23.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2017.

(D)	Rate shown is the yield to maturity at September 30, 2017.

2017	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,477	$—
Corporate Debt Securities	—	1,047,380	—
Mortgage-Backed Securities	—	7,904	—
Municipal Bonds	—	39,588	—
United States Government Agency Obligations	—	245,285	—
United States Government Obligations	—	55,080	—
Short-Term Securities	—	29,155	—
Total	$—	$1,442,869	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Ivy International Core Equity Fund, Class N	41.6%
Ivy Emerging Markets Equity Fund, Class N	18.3%
Ivy European Opportunities Fund, Class N	15.5%
Ivy Global Income Allocation Fund, Class N	14.5%
Ivy Global Growth Fund, Class N	10.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Fund’s prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N (A)	1,818	$37,751
Ivy European Opportunities Fund, Class N	963	32,013
Ivy Global Growth Fund, Class N (A)	427	20,550
Ivy Global Income Allocation Fund, Class N	1,943	29,968
Ivy International Core Equity Fund, Class N	4,333	85,927

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$206,209
(Cost: $167,646)

SHORT-TERM SECURITIES	Principal	Value
Master Note — 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17 (B)	$261	$261

TOTAL SHORT-TERM SECURITIES – 0.1%		$261
(Cost: $261)

TOTAL INVESTMENT SECURITIES – 100.0%		$206,470
(Cost: $167,907)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		43

NET ASSETS – 100.0%		$206,513

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$206,209	$—	$—
Short-Term Securities	—	261	—
Total	$206,209	$261	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY MICRO CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	93.3%
Health Care	30.6%
Information Technology	28.7%
Industrials	12.4%
Consumer Discretionary	9.1%
Energy	6.3%
Real Estate	2.8%
Consumer Staples	2.3%
Financials	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.7%

Lipper Rankings

Category: Small-Cap Growth Funds	Rank	Percentile
1 Year	535/550	98
3 Year	443/493	90
5 Year	411/448	92

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Aerie Pharmaceuticals, Inc.	Health Care	Pharmaceuticals
8x8, Inc.	Information Technology	Application Software
Mimecast Ltd.	Information Technology	Internet Software & Services
MYR Group, Inc.	Industrials	Construction & Engineering
Tactile Systems Technology, Inc.	Health Care	Health Care Equipment
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
K2M Group Holdings, Inc.	Health Care	Health Care Equipment
Q2 Holdings, Inc.	Information Technology	Internet Software & Services
Nautilus Group, Inc. (The)	Consumer Discretionary	Leisure Products
Community Healthcare Trust, Inc.	Real Estate	Health Care REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.8%
Motorcar Parts of America, Inc. (A)	154	$4,522

Home Improvement Retail – 2.1%
Tile Shop Holdings, Inc.	266	3,384

Leisure Products – 2.8%
Nautilus Group, Inc. (The) (A)	275	4,644

Specialty Stores – 1.4%
Sportsman’s Warehouse Holdings, Inc. (A)	528	2,381

Total Consumer Discretionary – 9.1%		14,931
Consumer Staples

Distillers & Vintners – 1.8%
MGP Ingredients, Inc.	49	2,960

Packaged Foods & Meats – 0.5%
Inventure Foods, Inc. (A)	176	825

Total Consumer Staples – 2.3%		3,785
Energy

Oil & Gas Equipment & Services – 3.6%
Natural Gas Services Group, Inc. (A)	67	1,913
NCS Multistage Holdings, Inc. (A)	73	1,750
Ranger Energy Services, Inc. (A)	158	2,317

		5,980

Oil & Gas Exploration & Production – 2.7%
Earthstone Energy, Inc. (A)	92	1,010
Ring Energy, Inc. (A)	236	3,420

		4,430

Total Energy – 6.3%		10,410
Financials

Regional Banks – 1.1%
State Bank Financial Corp.	63	1,796

Total Financials – 1.1%		1,796
Health Care

Biotechnology – 1.2%
Natera, Inc. (A)	150	1,940

Health Care Distributors – 2.3%
PetIQ, Inc. (A)	141	3,805

Health Care Equipment – 13.7%
AxoGen, Inc. (A)	226	4,375
Entellus Medical, Inc. (A)	209	3,852
K2M Group Holdings, Inc. (A)	229	4,855
Obalon Therapeutics, Inc. (A)	166	1,583
Oxford Immunotec Global plc (A)	160	2,688

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment (Continued)
Tactile Systems Technology, Inc. (A)	166	$5,129

		22,482

Health Care Services – 1.4%
Teladoc, Inc. (A)	69	2,300

Health Care Technology – 5.0%
Evolent Health, Inc., Class A (A)	178	3,174
Omnicell, Inc. (A)	48	2,457
Tabula Rasa HealthCare, Inc. (A)	99	2,658

		8,289

Pharmaceuticals – 7.0%
Aerie Pharmaceuticals, Inc. (A)	140	6,818
Intersect ENT, Inc. (A)	115	3,579
Revance Therapeutics, Inc. (A)	44	1,218

		11,615

Total Health Care – 30.6%		50,431
Industrials

Aerospace & Defense – 3.1%
Mercury Computer Systems, Inc. (A)	98	5,105

Building Products – 3.6%
American Woodmark Corp. (A)	30	2,859
PGT Innovations, Inc. (A)	207	3,093

		5,952

Construction & Engineering – 3.1%
MYR Group, Inc. (A)	177	5,153

Industrial Machinery – 2.6%
Kornit Digital Ltd. (A)	274	4,195

Total Industrials – 12.4%		20,405
Information Technology

Application Software – 4.0%
8x8, Inc. (A)	489	6,607

Communications Equipment – 1.9%
Oclaro, Inc. (A)	363	3,136

Internet Software & Services – 15.5%
Cornerstone OnDemand, Inc. (A)	111	4,491
Five9, Inc. (A)	125	2,995
GTT Communications, Inc. (A)	120	3,811
Mimecast Ltd. (A)	219	6,225
Q2 Holdings, Inc. (A)	113	4,685
SPS Commerce, Inc. (A)	58	3,289

		25,496

Semiconductor Equipment – 4.6%
Aehr Test Systems (A)	293	1,200
Ichor Holdings Ltd. (A)	91	2,444
PDF Solutions, Inc. (A)	253	3,918

		7,562

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.1%
NVE Corp.	44	$3,467

Systems Software – 0.6%
Rapid7, Inc. (A)	50	884

Total Information Technology – 28.7%		47,152
Real Estate

Health Care REITs – 2.8%
Community Healthcare Trust, Inc.	168	4,536

Total Real Estate – 2.8%		4,536

TOTAL COMMON STOCKS – 93.3%		$153,446
(Cost: $106,129)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.8%
Sonoco Products Co.,
1.330%, 10–2–17	$6,225	6,224

Master Note – 3.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17 (C)	5,127	5,127

TOTAL SHORT-TERM SECURITIES – 6.9%		$11,351
(Cost: $11,352)

TOTAL INVESTMENT SECURITIES – 100.2%		$164,797
(Cost: $117,481)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(292)

NET ASSETS – 100.0%		$164,505

86	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MICRO CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$153,446	$—	$—
Short-Term Securities	—	11,351	—
Total	$153,446	$11,351	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	87

PORTFOLIO HIGHLIGHTS	IVY MID CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Information Technology	28.4%
Consumer Discretionary	19.3%
Health Care	17.4%
Industrials	15.3%
Financials	8.8%
Consumer Staples	5.4%
Energy	2.3%
Materials	2.1%
Purchased Options	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Lipper Rankings

Category: Mid-Cap Growth Funds	Rank	Percentile
1 Year	188/376	50
3 Year	272/356	77
5 Year	246/309	80
10 Year	45/225	20

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Zoetis, Inc.	Health Care	Pharmaceuticals
Fastenal Co.	Industrials	Trading Companies & Distributors
CoStar Group, Inc.	Information Technology	Internet Software & Services
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Polaris Industries, Inc.	Consumer Discretionary	Leisure Products
CME Group, Inc.	Financials	Financial Exchanges & Data
BorgWarner, Inc.	Consumer Discretionary	Auto Parts & Equipment
ServiceNow, Inc.	Information Technology	Systems Software
Tractor Supply Co.	Consumer Discretionary	Specialty Stores

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

88	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.7%
Burberry Group plc (A)	1,657	$39,070
lululemon athletica, Inc. (B)	668	41,563
Under Armour, Inc., Class C (B)	340	5,109

		85,742

Auto Parts & Equipment – 2.4%
BorgWarner, Inc.	1,113	56,995

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	638	31,819

Hotels, Resorts & Cruise Lines – 1.3%
Norwegian Cruise Line Holdings Ltd. (B)	582	31,458

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)	442	8,976

Leisure Products – 2.7%
Polaris Industries, Inc.	598	62,521

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A (B)	69	21,120
Dunkin’ Brands Group, Inc.	835	44,324

		65,444

Specialty Stores – 4.6%
Tiffany & Co.	578	53,040
Tractor Supply Co.	877	55,531

		108,571

Total Consumer Discretionary – 19.3%		451,526
Consumer Staples

Food Retail – 1.0%
Sprouts Farmers Market, Inc. (B)	1,240	23,269

Packaged Foods & Meats – 4.4%
Blue Buffalo Pet Products, Inc. (B)	1,067	30,239
Hain Celestial Group, Inc. (The) (B)	769	31,628
Hershey Foods Corp.	133	14,467
Lance, Inc.	714	27,236

		103,570

Total Consumer Staples – 5.4%		126,839
Energy

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corp.	991	26,504
Cimarex Energy Co.	236	26,780

		53,284

Total Energy – 2.3%		53,284
Financials

Asset Management & Custody Banks – 1.1%
Oaktree Capital Group LLC	526	24,760

COMMON STOCKS	Shares	Value
Diversified Banks – 1.2%
Northern Trust Corp.	314	$28,851

Financial Exchanges & Data – 3.4%
CME Group, Inc.	439	59,604
MarketAxess Holdings, Inc.	111	20,512

		80,116

Regional Banks – 3.1%
First Republic Bank	448	46,806
Signature Bank (B)	201	25,764

		72,570

Total Financials – 8.8%		206,297
Health Care

Biotechnology – 3.2%
ACADIA Pharmaceuticals, Inc. (B)	1,035	39,006
BioMarin Pharmaceutical, Inc. (B)	393	36,568

		75,574

Health Care Equipment – 6.4%
Abiomed, Inc. (B)	74	12,421
Edwards Lifesciences Corp. (B)	466	50,926
Intuitive Surgical, Inc. (B)	82	85,667

		149,014

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (B)	223	33,630

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	190	35,348

Pharmaceuticals – 4.9%
Jazz Pharmaceuticals plc (B)	160	23,349
Pacira Pharmaceuticals, Inc. (B)	338	12,681
Zoetis, Inc.	1,230	78,417

		114,447

Total Health Care – 17.4%		408,013
Industrials

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	827	49,522

Building Products – 4.1%
A. O. Smith Corp.	559	33,203
Allegion plc	331	28,606
Fortune Brands Home & Security, Inc.	514	34,561

		96,370

Construction Machinery & Heavy Trucks – 2.2%
WABCO Holdings, Inc. (B)	179	26,504
Westinghouse Air Brake Technologies Corp.	341	25,866

		52,370

Industrial Machinery – 1.9%
IDEX Corp.	373	45,314

COMMON STOCKS	Shares	Value
Railroads – 0.3%
Kansas City Southern	54	$5,922

Research & Consulting Services – 1.4%
TransUnion (B)	669	31,618

Trading Companies & Distributors – 3.3%
Fastenal Co.	1,689	76,968

Total Industrials – 15.3%		358,084
Information Technology

Application Software – 3.0%
Ellie Mae, Inc. (B)	211	17,366
Guidewire Software, Inc. (B)	469	36,518
Tyler Technologies, Inc. (B)	94	16,410

		70,294

Communications Equipment – 2.7%
Arista Networks, Inc. (B)	145	27,424
Harris Corp.	268	35,275

		62,699

Data Processing & Outsourced Services – 1.2%
Square, Inc., Class A (B)	941	27,108

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	687	32,789

Electronic Manufacturing Services – 2.3%
Trimble Navigation Ltd. (B)	1,369	53,728

Home Entertainment Software – 2.9%
Electronic Arts, Inc. (B)	575	67,866

Internet Software & Services – 8.5%
CoStar Group, Inc. (B)	253	67,893
GrubHub, Inc. (B)	1,019	53,639
MercadoLibre, Inc.	197	50,992
Pandora Media, Inc. (B)	3,604	27,749

		200,273

Semiconductors – 2.0%
Microchip Technology, Inc.	527	47,334

Systems Software – 4.4%
Red Hat, Inc. (B)	428	47,420
ServiceNow, Inc. (B)	473	55,533

		102,953

Total Information Technology – 28.4%		665,044
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	249	24,242

Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd. (B)	868	25,105

Total Materials – 2.1%		49,347

TOTAL COMMON STOCKS – 99.0%		$2,318,434
(Cost: $1,687,185)

2017	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Kansas City Southern,
Call $115.00, Expires 12–15–17, OTC (Ctrpty: UBS AG)	339	34	$59
Russell 2000 Index, Put $1,450.00, Expires 11–17–17	907	91	1,302
SPDR S&P Midcap 400 ETF Trust, Put $320.00, Expires 11–17–17, OTC (Ctrpty: Citibank N.A.)	7,735	773	2,185

TOTAL PURCHASED OPTIONS – 0.1%			$3,546
(Cost: $3,481)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 1.2%
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
1.580%, 10–10–17	$7,000	$6,997
General Mills, Inc.,
1.510%, 10–10–17	4,000	3,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.490%, 10–12–17	5,000	4,998
J.M. Smucker Co. (The),
1.390%, 10–2–17	2,596	2,596
John Deere Canada ULC (GTD by Deere & Co.),
1.190%, 10–23–17	5,000	4,996
McDonalds Corp.,
1.500%, 10–11–17	4,000	3,998

		27,583

Value

TOTAL SHORT-TERM SECURITIES – 1.2%	$27,583
(Cost: $27,585)

TOTAL INVESTMENT SECURITIES – 100.3%	$2,349,563
(Cost: $1,718,251)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%	(7,662)

NET ASSETS – 100.0%	$2,341,901

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2017.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Kansas City Southern	UBS AG	Put	339	34	December 2017	$100.00	$54	$(49)
Sprouts Farmers Market, Inc.	N/A	Put	2,444	244	October 2017	22.50	748	(917)

							$802	$(966)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,318,434	$—	$—
Purchased Options	1,302	2,244	—
Short-Term Securities	—	27,583	—
Total	$2,319,736	$29,827	$—

Liabilities
Written Options	$—	$966	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY MID CAP INCOME OPPORTUNITIES FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Consumer Discretionary	20.0%
Information Technology	17.0%
Industrials	14.6%
Materials	11.4%
Health Care	10.4%
Financials	8.8%
Consumer Staples	7.4%
Energy	3.3%
Utilities	2.8%
Real Estate	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Lipper Rankings

Category: Mid-Cap Core Funds Universe Average	Rank	Percentile
1 Year	355/388	92

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
HNI Corp.	Industrials	Office Services & Supplies
Glacier Bancorp, Inc.	Financials	Regional Banks
Cracker Barrel Old Country Store, Inc.	Consumer Discretionary	Restaurants
Sonoco Products Co.	Materials	Paper Packaging
National Instruments Corp.	Information Technology	Electronic Equipment & Instruments
V.F. Corp.	Consumer Discretionary	Apparel, Accessories & Luxury Goods
Arthur J. Gallagher & Co.	Financials	Insurance Brokers
Rockwell Automation, Inc.	Industrials	Electrical Components & Equipment
HealthSouth Corp.	Health Care	Health Care Facilities
C.H. Robinson Worldwide, Inc.	Industrials	Air Freight & Logistics

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.9%
V.F. Corp.	156	$9,926

Consumer Electronics – 2.8%
Garmin Ltd.	176	9,523

Home Furnishings – 2.8%
Leggett & Platt, Inc.	202	9,634

Household Appliances – 2.8%
Snap-on, Inc.	63	9,432

Leisure Products – 2.8%
Polaris Industries, Inc.	91	9,494

Movies & Entertainment – 2.9%
Cinemark Holdings, Inc.	267	9,653

Restaurants – 3.0%
Cracker Barrel Old Country Store, Inc.	66	10,006

Total Consumer Discretionary – 20.0%		67,668
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	71	9,358

Packaged Foods & Meats – 4.6%
Hershey Foods Corp.	62	6,813
Kellogg Co.	141	8,824

		15,637

Total Consumer Staples – 7.4%		24,995
Energy

Oil & Gas Drilling – 0.5%
Helmerich & Payne, Inc.	32	1,654

Oil & Gas Storage & Transportation – 2.8%
Targa Resources Corp.	198	9,374

Total Energy – 3.3%		11,028
Financials

Insurance Brokers – 2.9%
Arthur J. Gallagher & Co.	161	9,891

Regional Banks – 5.9%
Glacier Bancorp, Inc.	270	10,184
Umpqua Holdings Corp.	497	9,702

		19,886

Total Financials – 8.8%		29,777
Health Care

Health Care Equipment – 2.9%
Becton Dickinson & Co.	50	9,723

COMMON STOCKS (Continued)	Shares	Value
Health Care Facilities – 2.9%
HealthSouth Corp.	212	$9,849

Health Care Services – 4.6%
Cardinal Health, Inc.	145	9,685
Quest Diagnostics, Inc.	63	5,945

		15,630

Total Health Care – 10.4%		35,202
Industrials

Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	129	9,821

Diversified Support Services – 2.9%
KAR Auction Services, Inc.	205	9,793

Electrical Components & Equipment – 2.9%
Rockwell Automation, Inc.	55	9,875

Environmental & Facilities Services – 2.9%
Republic Services, Inc., Class A	145	9,579

Office Services & Supplies – 3.0%
HNI Corp.	246	10,200

Total Industrials – 14.6%		49,268
Information Technology

Communications Equipment – 2.8%
Harris Corp.	72	9,434

Data Processing & Outsourced Services – 5.6%
Broadridge Financial Solutions, Inc.	117	9,425
Paychex, Inc.	158	9,471

		18,896

Electronic Components – 2.9%
Maxim Integrated Products, Inc.	205	9,791

Electronic Equipment & Instruments – 2.9%
National Instruments Corp.	237	9,986

Semiconductors – 2.8%
Microchip Technology, Inc.	107	9,575

Total Information Technology – 17.0%		57,682
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	98	9,514

Paper Packaging – 5.8%
Avery Dennison Corp.	98	9,651
Sonoco Products Co.	198	9,995

		19,646

Specialty Chemicals – 2.8%
RPM International, Inc.	185	9,491

Total Materials – 11.4%		38,651

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Residential REITs – 2.6%
American Campus Communities, Inc.	200	$8,818

Total Real Estate – 2.6%		8,818
Utilities

Electric Utilities – 2.8%
OGE Energy Corp.	268	9,656

Total Utilities – 2.8%		9,656

TOTAL COMMON STOCKS – 98.3%		$332,745
(Cost: $281,676)

SHORT-TERM SECURITIES	Principal

Commercial Paper (A) – 1.2%
Medtronic Global Holdings SCA,
1.252%, 10–3–17	$4,000	3,999

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (B)	892	892

TOTAL SHORT-TERM SECURITIES – 1.5%		$4,891
(Cost: $4,892)

TOTAL INVESTMENT SECURITIES – 99.8%		$337,636
(Cost: $286,568)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		515

NET ASSETS – 100.0%		$338,151

92	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$332,745	$—	$—
Short-Term Securities	—	4,891	—
Total	$332,745	$4,891	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Inberbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	93

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL BOND FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Bonds	92.5%
Municipal Bonds	92.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.5%

Lipper Rankings

Category: General Municipal Debt Funds	Rank	Percentile
1 Year	158/257	62
3 Year	179/225	80
5 Year	162/204	80
10 Year	80/155	52

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	84.8%
AAA	2.5%
AA	38.1%
A	34.2%
BBB	10.0%
Non-Investment Grade	7.7%
BB	1.3%
B	0.3%
Non-rated	6.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

94	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.2%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$522
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	811
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	789

		2,122

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,080
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	522
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	547

		2,149

Arkansas – 0.5%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	869

California – 14.3%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps),
2.040%, 4–1–45 (A)	1,500	1,526
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	382
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	488
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	1,000	1,118
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	418
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	350	375
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	500

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	$1,365	$1,545
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,737
5.250%, 10–1–29	500	541
6.500%, 4–1–33	1,000	1,082
6.000%, 11–1–39	500	550
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,305
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	515
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,156
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	864
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	535
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	670	765
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	284
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8–1–37	1,000	1,055
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	280
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10–1–20	570	642
6.000%, 10–1–25	445	511
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	566
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (B)	1,455	703
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	520
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	577
5.000%, 12–1–24	500	574

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9–1–37	$2,000	$2,294
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	587
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31(B)	150	98
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	349

		25,442

Colorado – 2.1%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	524
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	561
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	530
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	504
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	322
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	435	498
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	835

		3,774

Connecticut – 0.8%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	380
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps),
1.860%, 9–15–19 (A)	1,000	1,002

		1,382

District Of Columbia – 1.4%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,027
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	829

2017	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
District Of Columbia (Continued)
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	$500	$649

		2,505

Florida – 6.9%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	545
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	531
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	300	341
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	578
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	684
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	541
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	553
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	520
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	589
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	500
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	615
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,319
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,150
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	518
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	565

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9–1–34	$1,000	$1,059
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	579

		12,187

Georgia – 0.3%
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	518

Hawaii – 1.6%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,132
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,714

		2,846

Illinois – 6.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	150	150
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	550
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,144
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1–1–34	1,500	1,732
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,636
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11–1–30	500	576
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10–1–41	2,410	2,727
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	535
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	517
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	695	810
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	300	344

		10,721

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana – 0.9%
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	$1,000	$1,144
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
5.250%, 1–15–32	500	506

		1,650

Iowa – 2.0%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,035
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6–15–35	1,510	1,592
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	896

		3,523

Kansas – 2.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	528
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
1.640%, 4–15–32 (A)	2,000	1,860
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,156

		3,544

Kentucky – 2.1%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	526
Jefferson Cnty, KY, Envirnmt Fac Rev Bonds (Louisville Gas and Elec Co. Proj), Ser 2001A (Auction rate),
2.180%, 9–1–27 (A)	1,500	1,388
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	557
6.500%, 3–1–45	675	770
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	515

		3,756

Louisiana – 2.7%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	582
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	858

96	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana (Continued)
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	$500	$531
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,708
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,110

		4,789

Maine – 1.5%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,602

Maryland – 0.8%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	536
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D (3-Month U.S. LIBOR*0.67 plus 83 bps),
1.659%, 5–15–38 (A)	965	965

		1,501

Massachusetts – 0.6%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	470	507
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	510	540

		1,047

Michigan – 3.8%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	511
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	577
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	500	568
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	500	581
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10–15–36	1,000	1,055

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	$750	$824
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,299
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	317

		6,732

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	541

Mississippi – 0.5%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	811

Missouri – 5.5%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	136
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	804
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	817
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,280
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–37	1,000	1,127
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,134
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	345
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,208
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	1,135

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	$200	$205
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	501

		9,692

Nebraska – 1.3%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,157
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,137

		2,294

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	559
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.250%, 12–1–17	270	272
6.500%, 12–1–18	290	309

		1,140

New Hampshire – 0.4%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	168
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	558

		726

New Jersey – 2.8%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	927
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	540
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	537
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	580
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	535

2017	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	$2,000	$677
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	582
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	505

		4,883

New Mexico – 0.0%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	50	51

New York – 10.2%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	843
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	750	869
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9–1–39	1,500	1,702
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11–15–41	500	575
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate),
2.361%, 7–1–29 (A)	1,225	1,141
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate),
3.088%, 12–1–23 (A)	1,380	1,380
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate),
3.088%, 7–1–29 (A)	1,280	1,293
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate),
1.365%, 5–1–34 (A)	2,000	1,865
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,172

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	$415	$425
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	413
0.000%, 3–1–26 (B)	500	398
0.000%, 3–1–27 (B)	500	384
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	1,500	1,749
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7–15–37	1,000	1,158
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	469
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	514
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,784

		18,134

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	70	73
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (B)	500	243
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	541

		857

Ohio – 0.5%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	567
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	350	351

		918

Oklahoma – 0.5%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	930

Oregon – 0.8%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	270

MUNICIPAL BONDS (Continued)	Principal	Value
Oregon (Continued)
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–34	$1,000	$1,158

		1,428

Pennsylvania – 4.0%
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	649
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	537
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	852
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	551
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	818
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2,
5.750%, 12–1–28	1,500	1,717
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,116
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	449
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	468

		7,157

Rhode Island – 0.1%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	230	232

Tennessee – 0.8%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	833
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	514

		1,347

Texas – 7.5%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	311
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11–15–39	1,000	1,117

98	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	$355	$362
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	552
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	583
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	1,018
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,185
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	554
Howard Cnty, TX, GO Bonds, Ser 2008,
4.650%, 2–15–24	505	512
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	515
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	150	150
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	2,000	1,377
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
6.000%, 1–1–25	500	506
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	509
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	250
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2015A,
5.250%, 11–15–35	400	416
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	330

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	$500	$556
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	855
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5–1–33	500	526
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,123

		13,307

Utah – 0.3%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012,
2.000%, 10–15–17	465	465

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	533
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	259

		792

Washington – 0.2%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	300	349

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	537

Wisconsin – 2.0%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,079
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11–15–33	1,000	1,048

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin (Continued)
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	$750	$855
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	538

		3,520

Wyoming – 0.3%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	506

TOTAL MUNICIPAL BONDS – 92.5%		$164,276
(Cost: $154,857)

SHORT-TERM SECURITIES
Master Note – 1.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (C)	2,891	2,891

Municipal Obligations – 4.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
0.960%, 10–7–17 (C)	1,650	1,650
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
0.920%, 10–7–17 (C)	5,500	5,500
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.940%, 10–1–17 (C)	955	955

		8,105

TOTAL SHORT-TERM SECURITIES – 6.2%		$10,996
(Cost: $10,996)

TOTAL INVESTMENT SECURITIES – 98.7%		$175,272
(Cost: $165,853)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 1.3%		2,226

NET ASSETS – 100.0%		$177,498

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

2017	SEMIANNUAL REPORT	99

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $99 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	30	12–29–17	3,000	$(4,584)	$81

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$164,276	$—
Short-Term Securities	—	10,996	—
Total	$—	$175,272	$—
Futures Contracts	$81	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

BVAL = Bloomberg Valuation Benchmark Municipal Curve

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	0.3%
Bonds	94.4%
Municipal Bonds	94.1%
Corporate Debt Securities	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.3%

Lipper Rankings

Category: High Yield Municipal Debt Funds	Rank	Percentile
1 Year	150/159	94
3 Year	123/138	89
5 Year	97/111	87

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	29.9%
AA	2.3%
A	6.3%
BBB	21.3%
Non-Investment Grade	64.5%
BB	15.5%
B	7.4%
CCC	1.4%
Below CCC	0.0%
Non-rated	40.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	5.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. For securities not rated by Moody’s, ratings are obtained from Fitch. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	101

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Education Services – 0.3%
1155 Island Avenue LLC (A)(I)	6,578	$1,841

TOTAL COMMON STOCKS – 0.3%		$1,841
(Cost: $1,074)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Education Services – 0.3%
1155 Island Avenue LLC,
10.000%, 12–11–24 (A)	$311	311
1155 Island Avenue LLC (10.000% Cash or 12.500% PIK),
10.000%, 12–11–24 (A)(B)	2,960	2,960

		3,271

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$3,271
(Cost: $2,924)

MUNICIPAL BONDS
Alabama – 2.5%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	1,000	1,120
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A,
0.000%, 6–15–46 (C)	26,000	3,796
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	8,883
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	7,500	8,954

		22,753

Alaska – 0.7%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	7,000	6,831

American Samoa – 0.5%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,028

Arizona – 1.3%
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,650
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,590
6.250%, 12–1–42	2,150	2,303
6.250%, 12–1–46	1,000	1,069
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	3,927

		11,539

MUNICIPAL BONDS (Continued)	Principal	Value
California – 10.4%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	$4,000	$4,283
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
5.000%, 7–1–41	1,750	1,824
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	456
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,040	2,190
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,249
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45	4,000	3,501
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,535
5.875%, 11–1–43	1,890	2,083
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.000%, 12–1–46	3,000	3,282
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,745
7.000%, 11–15–29	2,000	2,199
7.250%, 11–15–41	6,000	6,569
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	537
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,987
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	1,500	1,497
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
5.000%, 6–1–33	2,245	2,243
5.125%, 6–1–47	13,140	13,121
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	5,700	5,675
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.000%, 11–1–41	3,000	3,247
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	101

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	$1,400	$1,724
8.000%, 12–1–31	9,400	11,332
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	8,902
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	12,395	12,391

		95,673

Colorado – 3.5%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,715	5,845
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,382
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	91
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:
3.875%, 9–1–26	570	558
5.000%, 9–1–36	1,000	1,005
5.000%, 9–1–46	1,390	1,389
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,651
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32 (D)	2,610	2,048
7.125%, 6–1–47 (D)	3,000	2,353
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,444
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A,
5.000%, 12–1–45	1,250	1,273
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B,
7.250%, 12–15–45	500	498
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12–1–45	1,700	1,715

102	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	$3,000	$3,341
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A,
5.500%, 12–1–46	1,500	1,531

		32,124

Connecticut – 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A,
5.000%, 9–1–46	1,000	1,013
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,212

		3,225

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (C)	1,000	1,176

Florida – 4.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	928
6.750%, 11–1–39	2,060	2,189
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
8.250%, 1–1–49 (D)	3,000	2,486
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1–1–50 (D)	645	603
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1–1–35 (D)	555	543
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,158
6.125%, 6–15–43	5,500	5,899
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6–15–34	110	116
6.125%, 6–15–44	5,300	5,571
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,120
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	300	303

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	$6,000	$6,519
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	3,250	3,390
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,237
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,154

		39,216

Georgia – 1.3%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7–1–36	1,250	1,173
6.000%, 7–1–51	2,000	1,821
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	9,000	9,091

		12,085

Guam – 0.6%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,464
6.875%, 12–1–40	3,500	3,684

		5,148

Hawaii – 0.8%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	4,894
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,048

		6,942

Idaho – 0.2%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,044
6.250%, 7–1–45	550	574

		1,618

Illinois – 10.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,160

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	$1,000	$1,003
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,334
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,314
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,248
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1–1–39	1,000	1,143
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	2,000	2,150
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	45	46
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	8,000	8,552
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–40	13,000	14,366
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,503
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	6,500	6,987
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	511
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,526
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,159
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,410	1,492
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	165	167
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,365	3,420

2017	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	$1,100	$1,148
7.375%, 11–15–45	1,500	1,563
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,930	5,113
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	2,523
5.625%, 12–1–41	3,365	3,035
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	1,500	1,369
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,501
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	9,785	10,440

		94,773

Indiana – 3.7%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,728
7.000%, 11–15–32	2,000	2,179
7.125%, 11–15–42	7,500	8,179
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	7,000	7,126
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,375
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,054
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	2,134
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	2,725	2,725
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	1,600	1,508

		34,008

Kansas – 1.5%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9–1–24	1,145	1,192
7.000%, 9–1–38	500	528

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009 (Bloomberg Fair Value Yield Index for the Qualified “A” Rated Municipal Index 5-Year Maturity plus 290 bps),
4.480%, 9–1–30 (E)	$1,000	$1,018
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	4,000	4,033
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,180
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	3,038

		13,989

Kentucky – 0.7%
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	4,000	4,457
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,126

		6,583

Louisiana – 0.5%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	5,000	5,009
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39 (D)	9,379	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (D)	4,306	—	*

		5,009

Maryland – 0.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	535

Massachusetts – 1.5%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC) (BMA Index*2.65),
2.173%, 1–1–31 (E)	15,000	13,800

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan – 2.1%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	$220	$221
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,485	3,613
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,135
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31 (D)	1,000	240
7.450%, 10–1–41 (D)	2,000	480
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,711
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,720
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C,
0.000%, 6–1–58 (C)	50,000	1,232
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	3,635	3,619

		18,971

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	3,675	3,880

Missouri – 1.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	395	424
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	820	829
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	155
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	246
5.400%, 10–1–26	385	364
5.500%, 10–1–31	425	389
5.550%, 10–1–36	325	289
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	1,060	1,015

104	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (C)	$988	$142
5.750%, 4–1–55	621	566
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	885	904
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,190
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	660	667
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	750	362
0.000%, 7–15–37 (C)	1,500	692
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (D)	3,950	1,381
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29(D)	1,000	615
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	205
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	2,915	2,917

		17,352

Nebraska – 1.0%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,540
5.000%, 9–1–42	3,000	3,263

		8,803

Nevada – 0.0%
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	287

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,571

New Jersey – 2.6%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,088

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
5.000%, 6–15–28	$1,000	$1,079
5.000%, 6–15–29	500	537
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,627
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	13,750	13,445
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,887

		23,663

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,750	2,986

New York – 6.4%
Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM),
5.000%, 7–15–42	2,000	2,238
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	2,400	2,642
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,108
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C,
0.000%, 1–1–55 (C)	5,000	3,808
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11–15–56	5,000	5,603
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	5,269	5,361
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	9,000	9,158
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,179	2,217
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,466	1,490

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	$7,885	$1,314
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6–1–46	7,000	6,982
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	5,000	5,458
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	11,770

		59,149

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,580

Ohio – 1.6%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,490	2,716
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	5,000	5,193
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,228
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	569
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	4,121
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	755	757

		14,584

Oklahoma – 1.0%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	1,860	1,860
6.000%, 11–15–38	7,495	7,325

		9,185

2017	SEMIANNUAL REPORT	105

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Oregon – 0.5%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	$1,900	$2,075
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	885	1,010
6.375%, 9–1–40	1,750	2,010

		5,095

Pennsylvania – 6.4%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,187
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	11,750	10,734
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,860
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,086
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E (SIFMA Municipal Swap Index plus 100 bps),
0.000%, 12–1–38 (E)	13,000	16,096
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,055
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,691
7.625%, 12–15–41	6,925	7,842
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	3,960
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	755	824
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	2,265	2,282
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (D)	70	15

		58,632

MUNICIPAL BONDS (Continued)	Principal	Value
South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	$1,550	$1,767

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	2,000	2,288

Texas – 16.3%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A,
4.375%, 8–15–36	640	638
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,456
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	552
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	500	242
0.000%, 1–1–40 (C)	500	202
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,447
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,579
5.000%, 1–1–42	3,000	3,261
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	8,636
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	5,000	5,676
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	120	137
9.000%, 9–1–38	1,245	1,430
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	529
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,019
6.000%, 2–15–38	250	252
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,559
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,129
5.000%, 7–1–26	2,680	3,025

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	$2,395	$2,536
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,195
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,560
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	4,000	4,007
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7–1–36	1,250	1,289
5.000%, 7–1–46	2,000	2,032
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (C)	9,000	9,694
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	383
6.500%, 8–15–39	200	220
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38 (D)	12,870	3,089
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	4,000	4,185
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,006
5.625%, 11–15–27	250	251
5.750%, 11–15–37	6,840	6,850
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11–15–41	2,500	2,098
4.875%, 11–15–48	5,000	4,213
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,333
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,295
7.500%, 6–30–33	2,700	3,078
7.000%, 6–30–40	11,430	12,924

106	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	$12,975	$14,428
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,281
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	11,131
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,741

		149,588

Utah – 0.6%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,079
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,264
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,259

		5,602

Virgin Islands – 0.4%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A:
6.625%, 10–1–29	3,135	2,116
6.750%, 10–1–37	3,000	2,059

		4,175

Virginia – 2.7%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,029	3,007
2.000%, 10–1–48	983	46
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	450	481
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	240	255
7.500%, 7–1–29	25	27
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,728

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	$6,650	$7,556
5.500%, 1–1–42	7,500	8,349

		24,449

Washington – 1.3%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,610	1,646
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	862
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	9,371

		11,879

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,068

Wisconsin – 2.5%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A,
5.000%, 6–15–46	6,000	5,770
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	4,000	3,857
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,000	4,281
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A,
6.125%, 6–1–35	1,220	1,380
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	4,000	3,805
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	4,000	4,040

		23,133

TOTAL MUNICIPAL BONDS – 94.1%		$865,742
(Cost: $837,648)

SHORT-TERM SECURITIES
Commercial Paper (F) – 1.3%
BorgWarner, Inc.,
1.380%, 10–5–17	3,000	2,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (F) (Continued)
E.I. du Pont de Nemours and Co.,
1.361%, 10–4–17	$5,000	$4,999
General Mills, Inc.,
1.510%, 10–10–17	4,000	3,999

		11,997

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10–4–17 (G)	228	228

Municipal Obligations – 2.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
0.960%, 10–7–17 (G)	2,250	2,250
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.) (BVAL plus 11 bps),
0.950%, 10–7–17 (G)	1,575	1,575
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps),
0.940%, 10–7–17 (G)	4,500	4,500
IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 22 bps),
0.940%, 10–7–17 (G)	2,000	2,000
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
0.920%, 10–7–17 (G)	3,845	3,845
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
0.910%, 10–7–17 (G)	4,500	4,500
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
0.970%, 10–7–17 (H)	2,200	2,200

		20,870

TOTAL SHORT-TERM SECURITIES – 3.6%		$33,095
(Cost: $33,096)

TOTAL INVESTMENT SECURITIES – 98.3%		$903,949
(Cost: $874,742)

CASH AND OTHER ASSETS, NET OF LIABILITIES (H) – 1.7%		15,312

NET ASSETS – 100.0%		$919,261

2017	SEMIANNUAL REPORT	107

SCHEDULE OF INVESTMENTS	IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the yield to maturity at September 30, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Cash of $607 has been pledged as collateral on open futures contracts.

(I)	Securities whose value was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	184	12–29–17	18,400	$(28,118)	$457

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,841
Corporate Debt Securities	—	3,271	—
Municipal Bonds	—	865,742	—
Short-Term Securities	—	33,095	—
Total	$—	$902,108	$1,841
Futures Contracts	$457	$—	$—

During the period ended September 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

BVAL = Bloomberg Valuation Benchmark Curve

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

SIFMA = Securities Industrial and Financial Markets Association

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP CORE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.3%
Information Technology	17.1%
Financials	15.8%
Industrials	13.0%
Consumer Discretionary	12.4%
Health Care	11.1%
Consumer Staples	7.8%
Materials	7.1%
Energy	4.8%
Real Estate	3.5%
Utilities	2.4%
Telecommunication Services	2.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Lipper Rankings

Category: Small-Cap Core Funds	Rank	Percentile
1 Year	756/1,007	75
3 Year	219/831	27
5 Year	209/707	30
10 Year	153/511	30

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Webster Financial Corp.	Financials	Regional Banks
Tivity Health, Inc.	Health Care	Health Care Services
Bob Evans Farms, Inc.	Consumer Discretionary	Restaurants
Visteon Corp.	Consumer Discretionary	Auto Parts & Equipment
Laredo Petroleum Holdings, Inc.	Energy	Oil & Gas Exploration & Production
Pinnacle Foods, Inc.	Consumer Staples	Packaged Foods & Meats
Woodward, Inc.	Industrials	Industrial Machinery
Take-Two Interactive Software, Inc.	Information Technology	Home Entertainment Software
Sensient Technologies Corp.	Materials	Specialty Chemicals
Saia, Inc.	Industrials	Trucking

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	109

SCHEDULE OF INVESTMENTS	IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 4.8%
Visteon Corp. (A)	239	$29,618

Homefurnishing Retail – 2.2%
Restoration Hardware Holdings, Inc. (A)	189	13,298

Restaurants – 5.4%
Bob Evans Farms, Inc.	386	29,928
Buffalo Wild Wings, Inc. (A)	29	3,087
Red Robin Gourmet Burgers, Inc. (A)	7	436

		33,451

Total Consumer Discretionary – 12.4%		76,367
Consumer Staples

Packaged Foods & Meats – 6.2%
Pinnacle Foods, Inc.	482	27,579
Post Holdings, Inc. (A)	122	10,743

		38,322

Soft Drinks – 1.6%
Coca-Cola Bottling Co. Consolidated	44	9,519

Total Consumer Staples – 7.8%		47,841
Energy

Oil & Gas Exploration & Production – 4.8%
Laredo Petroleum Holdings, Inc. (A)	2,290	29,615

Total Energy – 4.8%		29,615
Financials

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	305	8,875

Multi-Line Insurance – 0.2%
Kemper Corp.	28	1,474

Regional Banks – 11.6%
Chemical Financial Corp.	185	9,667
FCB Financial Holdings, Inc., Class A (A)	198	9,583
Pinnacle Financial Partners, Inc.	138	9,206
Webster Financial Corp.	583	30,616
Western Alliance Bancorp. (A)	232	12,301

		71,373

Thrifts & Mortgage Finance – 2.5%
MGIC Investment Corp. (A)	674	8,441
Radian Group, Inc.	357	6,674

		15,115

Total Financials – 15.8%		96,837

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 1.4%
Insulet Corp. (A)	158	$8,692

Health Care Facilities – 1.2%
HealthSouth Corp.	156	7,230

Health Care Services – 4.9%
Tivity Health, Inc. (A)	748	30,521

Health Care Technology – 3.6%
Evolent Health, Inc., Class A (A)	879	15,653
Omnicell, Inc. (A)	124	6,313

		21,966

Total Health Care – 11.1%		68,409
Industrials

Construction Machinery & Heavy Trucks – 2.2%
Navistar International Corp. (A)	305	13,459

Electrical Components & Equipment – 0.2%
Generac Holdings, Inc. (A)	28	1,271

Industrial Machinery – 4.4%
Woodward, Inc.	346	26,891

Trading Companies & Distributors – 1.5%
Beacon Roofing Supply, Inc. (A)	186	9,530

Trucking – 4.7%
Saia, Inc. (A)	272	17,056
YRC Worldwide, Inc. (A)	836	11,532

		28,588

Total Industrials – 13.0%		79,739
Information Technology

Application Software – 2.3%
8x8, Inc. (A)	490	6,614
Everbridge, Inc. (A)	296	7,814

		14,428

Data Processing & Outsourced Services – 1.3%
Conduent, Inc. (A)	527	8,258

Home Entertainment Software – 4.6%
Take-Two Interactive Software, Inc. (A)	242	24,732
Zynga, Inc. (A)	859	3,246

		27,978

Internet Software & Services – 1.7%
Q2 Holdings, Inc. (A)	246	10,260

Semiconductors – 2.2%
Integrated Device Technology, Inc. (A)	510	13,551

Systems Software – 2.4%
Tableau Software, Inc., Class A (A)	199	14,932

COMMON STOCKS (Continued)	Shares	Value
Technology Distributors – 2.6%
Synnex Corp.	126	$15,960

Total Information Technology – 17.1%		105,367
Materials

Commodity Chemicals – 1.1%
Cabot Corp.	120	6,696

Diversified Metals & Mining – 1.2%
Compass Minerals International, Inc.	113	7,325

Specialty Chemicals – 4.0%
Innospec, Inc.	67	4,100
Sensient Technologies Corp.	268	20,579

		24,679

Steel – 0.8%
TimkenSteel Corp. (A)	310	5,121

Total Materials – 7.1%		43,821
Real Estate

Diversified Real Estate Activities – 0.7%
CoreSite Realty Corp.	36	4,073

Industrial REITs – 1.6%
First Industrial Realty Trust, Inc.	128	3,860
STAG Industrial, Inc.	213	5,843

		9,703

Real Estate Services – 1.2%
Realogy Holdings Corp.	231	7,605

Total Real Estate – 3.5%		21,381
Telecommunication Services

Alternative Carriers – 2.3%
Vonage Holdings Corp. (A)	1,732	14,098

Total Telecommunication Services – 2.3%		14,098
Utilities

Electric Utilities – 1.2%
ALLETE, Inc.	93	7,195

Gas Utilities – 1.2%
South Jersey Industries, Inc.	60	2,078
Spire, Inc.	76	5,674

		7,752

Total Utilities – 2.4%		14,947

TOTAL COMMON STOCKS – 97.3%		$598,422
(Cost: $483,307)

110	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (B) – 2.3%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.350%, 10-4-17	$6,500	$6,499
Kroger Co. (The),
1.300%, 10-2-17	7,340	7,339

		13,838

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17 (C)	3,815	3,815

TOTAL SHORT-TERM SECURITIES – 2.9%		$17,653
(Cost: $17,654)

TOTAL INVESTMENT SECURITIES – 100.2%		$616,075
(Cost: $500,961)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,373)

NET ASSETS – 100.0%		$614,702

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$598,422	$—	$—
Short-Term Securities	—	17,653	—
Total	$598,422	$17,653	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	111

PORTFOLIO HIGHLIGHTS	IVY SMALL CAP GROWTH FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	94.8%
Information Technology	27.9%
Industrials	19.9%
Health Care	16.8%
Consumer Discretionary	15.2%
Financials	6.0%
Energy	3.5%
Materials	2.3%
Real Estate	2.2%
Consumer Staples	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.2%

Lipper Rankings

Category: Small-Cap Growth Funds	Rank	Percentile
1 Year	134/550	25
3 Year	124/493	26
5 Year	170/448	38
10 Year	48/337	15

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
AMN Healthcare Services, Inc.	Health Care	Health Care Services
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
XPO Logistics, Inc.	Industrials	Air Freight & Logistics
RE/MAX Holdings, Inc., Class A	Real Estate	Real Estate Services
Booz Allen Hamilton Holding Corp.	Information Technology	IT Consulting & Other Services
Ultimate Software Group, Inc. (The)	Information Technology	Application Software
Beacon Roofing Supply, Inc.	Industrials	Trading Companies & Distributors
Acadia Healthcare Co., Inc.	Health Care	Health Care Facilities
Paycom Software, Inc.	Information Technology	Application Software
HubSpot, Inc.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

112	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.5%
Burlington Stores, Inc. (A)	172	$16,419
Caleres, Inc.	6	198

		16,617

Auto Parts & Equipment – 1.0%
Visteon Corp. (A)	91	11,202

Distributors – 1.5%
Pool Corp.	153	16,508

General Merchandise Stores – 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	233	10,816

Homebuilding – 1.6%
Installed Building Products, Inc. (A)	279	18,099

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Grand Vacations, Inc. (A)	415	16,028

Leisure Facilities – 0.9%
Vail Resorts, Inc.	43	9,720

Leisure Products – 0.5%
Nautilus Group, Inc. (The) (A)	296	5,001

Restaurants – 4.1%
Dave & Buster’s Entertainment, Inc. (A)	289	15,143
Texas Roadhouse, Inc., Class A	311	15,292
Wingstop, Inc.	481	15,997

		46,432

Specialty Stores – 1.7%
Five Below, Inc. (A)	258	14,153
Party City Holdco, Inc. (A)	399	5,404

		19,557

Total Consumer Discretionary – 15.2%		169,980
Consumer Staples

Packaged Foods & Meats – 1.0%
Lance, Inc.	290	11,042

Total Consumer Staples – 1.0%		11,042
Energy

Oil & Gas Equipment & Services – 2.4%
Keane Group, Inc. (A)	479	7,981
RPC, Inc.	597	14,807
U.S. Silica Holdings, Inc.	124	3,851

		26,639

Oil & Gas Exploration & Production – 1.1%
Centennial Resource Development, Inc., Class A (A)	263	4,717
Jagged Peak Energy, Inc. (A)	223	3,044
Petroleum Development Corp. (A)	110	5,393

		13,154

Total Energy – 3.5%		39,793

COMMON STOCKS (Continued)	Shares	Value
Financials

Regional Banks – 5.5%
Ameris Bancorp	222	$10,651
Home BancShares, Inc.	675	17,022
SVB Financial Group (A)	78	14,604
Western Alliance Bancorp. (A)	355	18,849

		61,126

Thrifts & Mortgage Finance – 0.5%
LendingTree, Inc. (A)	23	5,622

Total Financials – 6.0%		66,748
Health Care

Health Care Equipment – 7.2%
Inogen, Inc. (A)	138	13,147
iRhythm Technologies, Inc. (A)	154	7,982
K2M Group Holdings, Inc. (A)	698	14,810
Nevro Corp. (A)	168	15,244
NuVasive, Inc. (A)	170	9,416
Penumbra, Inc. (A)	169	15,294
Tactile Systems Technology, Inc. (A)	150	4,649

		80,542

Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc. (A)	456	21,781

Health Care Services – 4.9%
AMN Healthcare Services, Inc. (A)	719	32,842
Envision Healthcare Holdings, Inc. (A)	219	9,835
Teladoc, Inc. (A)	374	12,389

		55,066

Life Sciences Tools & Services – 0.8%
Cambrex Corp. (A)	156	8,564

Managed Health Care – 1.6%
HealthEquity, Inc. (A)	352	17,784

Pharmaceuticals – 0.4%
Aerie Pharmaceuticals, Inc. (A)	99	4,819

Total Health Care – 16.8%		188,556
Industrials

Aerospace & Defense – 2.7%
Mercury Computer Systems, Inc. (A)	594	30,832

Agricultural & Farm Machinery – 0.7%
Toro Co. (The)	124	7,683

Air Freight & Logistics – 2.3%
XPO Logistics, Inc. (A)	384	26,007

Building Products – 0.8%
JELD-WEN Holding, Inc. (A)	238	8,471

COMMON STOCKS (Continued)	Shares	Value
Construction & Engineering – 1.6%
Dycom Industries, Inc. (A)	208	$17,872

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	131	7,086

Industrial Machinery – 5.0%
John Bean Technologies Corp.	188	19,037
RBC Bearings, Inc. (A)	88	10,955
Timken Co. (The)	168	8,164
Woodward, Inc.	237	18,401

		56,557

Security & Alarm Services – 1.3%
Brink’s Co. (The)	174	14,651

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc. (A)	441	22,601
Watsco, Inc.	110	17,678

		40,279

Trucking – 1.3%
Knight Transportation, Inc. (A)	344	14,289

Total Industrials – 19.9%		223,727
Information Technology

Application Software – 11.7%
BroadSoft, Inc. (A)	373	18,742
Ellie Mae, Inc. (A)	121	9,929
Globant S.A. (A)	249	9,973
HubSpot, Inc. (A)	235	19,769
Paycom Software, Inc. (A)	274	20,547
Tyler Technologies, Inc. (A)	88	15,392
Ultimate Software Group, Inc. (The) (A)	125	23,691
Zendesk, Inc. (A)	445	12,954

		130,997

Communications Equipment – 1.2%
Lumentum Holdings, Inc. (A)	235	12,783

Electronic Manufacturing Services – 1.0%
Fabrinet (A)	298	11,055

Internet Software & Services – 3.4%
Envestnet, Inc. (A)	44	2,229
Five9, Inc. (A)	585	13,977
Mimecast Ltd. (A)	98	2,785
Q2 Holdings, Inc. (A)	269	11,187
Shopify, Inc., Class A (A)	68	7,886

		38,064

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp.	646	24,162
InterXion Holding N.V. (A)	280	14,250

		38,412

2017	SEMIANNUAL REPORT	113

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 3.8%
Integrated Device Technology, Inc. (A)	278	$7,384
Monolithic Power Systems, Inc.	153	16,281
Power Integrations, Inc.	264	19,307

		42,972

Systems Software – 2.6%
Proofpoint, Inc. (A)	210	18,343
Varonis Systems, Inc. (A)	258	10,807

		29,150

Technology Distributors – 0.8%
Tech Data Corp. (A)	103	9,116

Total Information Technology – 27.9%		312,549
Materials

Construction Materials – 2.1%
Summit Materials, Inc., Class A (A)	471	15,079
U.S. Concrete, Inc. (A)	107	8,166

		23,245

Paper Products – 0.2%
KapStone Paper and Packaging Corp.	141	3,038

Total Materials – 2.3%		26,283

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Real Estate Services – 2.2%
RE/MAX Holdings, Inc., Class A	382	$24,251

Total Real Estate – 2.2%		24,251

TOTAL COMMON STOCKS – 94.8%		$1,062,929
(Cost: $748,498)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 5.1%
BorgWarner, Inc.,
1.380%, 10-5-17	$3,000	2,999
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10-5-17	22,000	21,995
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
1.580%, 10-10-17	6,014	6,011
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.240%, 10-6-17	5,000	4,999
J.M. Smucker Co. (The),
1.371%, 10-6-17	5,000	4,999
L Oreal USA, Inc.,
1.170%, 10-2-17	5,000	5,000
Mondelez International, Inc.,
1.510%, 10-10-17	5,000	4,998

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper(B) (Continued)
Sysco Corp.,
1.350%, 10-2-17	$6,540	$6,539

		57,540

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(C)	1,135	1,135

TOTAL SHORT-TERM SECURITIES – 5.2%		$58 ,675
(Cost: $58,680)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,121,604
(Cost: $807,178)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(3)

NET ASSETS – 100.0%		$1,121,601

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	JPMorgan Chase Bank N.A.	01/09/2018	$35,657	1-Month LIBOR less 50 bps	$632	$—	$632

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

114	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

The following table represents security positions within the total return basket swap as of September 30, 2017:

Reference Entity	Shares		Notional Amount	Unrealized Appreciation
Kite Pharma Inc	—	*	$2,923	$52
Exact Sciences Corp	1		1,998	35
Aerie Pharmaceuticals Inc	1		1,696	30
Myriad Genetics Inc	1		1,444	25
Exelixis Inc	1		1,409	25
TESARO Inc	—	*	1,387	25
PRA Health Sciences Inc	—	*	1,354	24
INC Research Holdings Inc	—	*	1,189	21
Clovis Oncology Inc	—	*	1,158	20
Ligand Pharmaceuticals Inc	—	*	1,041	18
Amicus Therapeutics Inc	1		1,025	18
Nektar Therapeutics	1		993	18
Bluebird Bio Inc	—	*	975	17
Prothena Corp PLC	—	*	927	16
Halozyme Therapeutics Inc	1		904	16
Spark Therapeutics Inc	—	*	824	15
Sarepta Therapeutics Inc	—	*	812	14
Ultragenyx Pharmaceutical Inc	—	*	770	14
Sage Therapeutics Inc	—	*	740	13
Array BioPharma Inc	1		630	11
ImmunoGen Inc	1		570	10
Dynavax Technologies Corp	—	*	527	9
Portola Pharmaceuticals Inc	—	*	513	9
Avexis Inc	—	*	467	8
Repligen Corp	—	*	450	8
Acceleron Pharma Inc	—	*	435	8
Global Blood Therapeutics Inc	—	*	414	7
Dermira Inc	—	*	397	7
ZIOPHARM Oncology Inc	1		393	7
Vanda Pharmaceuticals Inc	—	*	379	7
Keryx Biopharmaceuticals Inc	1		376	7
Seres Therapeutics Inc	—	*	332	6
Progenics Pharmaceuticals Inc	1		326	6
Lexicon Pharmaceuticals Inc	—	*	324	6
Ironwood Pharmaceuticals Inc	—	*	318	6
Heron Therapeutics Inc	—	*	289	5

Reference Entity	Shares		Notional Amount	Unrealized Appreciation
Acorda Therapeutics Inc	—	*	$284	$5
Alder Biopharmaceuticals Inc	—	*	269	5
Inovio Pharmaceuticals Inc	1		267	5
Agios Pharmaceuticals Inc	—	*	263	5
ANI Pharmaceuticals Inc	—	*	261	5
Pacific Biosciences of California Inc	1		256	4
Five Prime Therapeutics Inc	—	*	251	4
Eagle Pharmaceuticals Inc/DE	—	*	247	4
Synergy Pharmaceuticals Inc	2		243	4
ACADIA Pharmaceuticals Inc	—	*	221	4
Juno Therapeutics Inc	—	*	207	4
Retrophin Inc	—	*	202	4
Ionis Pharmaceuticals Inc	—	*	202	4
Coherus Biosciences Inc	—	*	198	3
China Biologic Products Holdings Inc	—	*	175	3
PTC Therapeutics Inc	—	*	171	3
Amarin Corp PLC	1		163	3
AMAG Pharmaceuticals Inc	—	*	150	3
Novavax Inc	2		124	2
Achillion Pharmaceuticals Inc	—	*	108	2
Minerva Neurosciences Inc	—	*	96	2
Intrexon Corp	—	*	94	2
Merrimack Pharmaceuticals Inc	—	*	90	2
Radius Health Inc	—	*	89	2
Celldex Therapeutics Inc	1		81	1
Advaxis Inc	—	*	76	1
Intercept Pharmaceuticals Inc	—	*	51	1
XBiotech Inc	—	*	49	1
Ophthotech Corp	—	*	38	1
Sophiris Bio Inc	—	*	21	—	*
AquaBounty Technologies Inc	—	*	1	—	*

				$632

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,062,929	$—	$—
Short-Term Securities	—	58,675	—
Total	$1,062,929	$58,675	$—
Total Return Swaps	$—	$632	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	115

PORTFOLIO HIGHLIGHTS	IVY TAX-MANAGED EQUITY FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Information Technology	41.9%
Industrials	15.1%
Health Care	14.4%
Consumer Discretionary	12.8%
Consumer Staples	6.5%
Financials	3.9%
Energy	2.4%
Real Estate	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Lipper Rankings

Category: Large-Cap Growth Funds	Rank	Percentile
1 Year	475/658	73
3 Year	454/592	77
5 Year	300/532	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
salesforce.com, Inc.	Information Technology	Application Software
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Adobe Systems, Inc.	Information Technology	Application Software
Stanley Black & Decker, Inc.	Industrials	Industrial Machinery
CME Group, Inc.	Financials	Financial Exchanges & Data

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

116	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.1%
Comcast Corp., Class A	70	$2,682

Footwear – 0.9%
NIKE, Inc., Class B	24	1,240

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	19	3,059

Internet & Direct Marketing Retail – 7.5%
Amazon.com, Inc. (A)	6	5,410
Expedia, Inc.	13	1,842
priceline.com, Inc. (A)	1	2,477

		9,729

Total Consumer Discretionary – 12.8%		16,710
Consumer Staples

Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	3	534

Packaged Foods & Meats – 0.6%
Blue Buffalo Pet Products, Inc. (A)	26	748

Personal Products – 1.6%
Estee Lauder Co., Inc. (The), Class A	20	2,117

Soft Drinks – 2.0%
Monster Beverage Corp. (A)	47	2,572

Tobacco – 1.9%
Philip Morris International, Inc.	22	2,473

Total Consumer Staples – 6.5%		8,444
Energy

Oil & Gas Equipment & Services – 2.4%
Halliburton Co.	70	3,206

Total Energy – 2.4%		3,206
Financials

Financial Exchanges & Data – 3.2%
CME Group, Inc.	30	4,097

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The)	4	949

Total Financials – 3.9%		5,046
Health Care

Biotechnology – 8.0%
ACADIA Pharmaceuticals, Inc. (A)	52	1,976
Alexion Pharmaceuticals, Inc. (A)	11	1,497
BioMarin Pharmaceutical, Inc. (A)	25	2,359
Celgene Corp. (A)	22	3,274
Incyte Corp. (A)	11	1,330

		10,436

COMMON STOCKS (Continued)	Shares		Value
Health Care Equipment – 4.2%
Danaher Corp.	42		$3,624
Intuitive Surgical, Inc. (A)	2		1,935

			5,559

Pharmaceuticals – 2.2%
Bristol-Myers Squibb Co.	23		1,438
Jazz Pharmaceuticals plc (A)	10		1,426

			2,864

Total Health Care – 14.4%			18,859
Industrials

Aerospace & Defense – 2.2%
Boeing Co. (The)	4		893
Raytheon Co.	11		2,061

			2,954

Construction Machinery & Heavy Trucks – 2.9%
Caterpillar, Inc.	30		3,747

Industrial Machinery – 3.2%
Stanley Black & Decker, Inc.	27		4,137

Railroads – 1.2%
Union Pacific Corp.	13		1,542

Research & Consulting Services – 2.8%
Verisk Analytics, Inc., Class A (A)	43		3,616

Trucking – 2.8%
J.B. Hunt Transport Services, Inc.	33		3,650

Total Industrials – 15.1%			19,646
Information Technology

Application Software – 7.7%
Adobe Systems, Inc. (A)	28		4,233
salesforce.com, Inc. (A)	63		5,860

			10,093

Data Processing & Outsourced Services – 10.3%
FleetCor Technologies, Inc. (A)	20		3,095
MasterCard, Inc., Class A	24		3,349
PayPal, Inc. (A)	41		2,612
Visa, Inc., Class A	42		4,391

			13,447

Home Entertainment Software – 0.9%
Electronic Arts, Inc. (A)	9		1,116

Internet Software & Services – 7.8%
Alphabet, Inc., Class A (A)	6		5,493
Alphabet, Inc., Class C (A)	—	*	341
Facebook, Inc., Class A (A)	25		4,306

			10,140

Semiconductor Equipment – 2.1%
Lam Research Corp.	15		2,748

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 8.2%
Microsoft Corp.	120	$8,954
Red Hat, Inc. (A)	15	1,674

		10,628

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	42	6,424

Total Information Technology – 41.9%		54,596
Real Estate

Specialized REITs – 2.0%
American Tower Corp., Class A	19	2,583

Total Real Estate – 2.0%		2,583

TOTAL COMMON STOCKS – 99.0%		$129,090
(Cost: $91,108)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17 (B)	$1,573	1,573

TOTAL SHORT-TERM SECURITIES – 1.2%		$1,573
(Cost: $1,573)

TOTAL INVESTMENT SECURITIES – 100.2%		$130,663
(Cost: $92,681)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(278)

NET ASSETS – 100.0%		$130,385

2017	SEMIANNUAL REPORT	117

SCHEDULE OF INVESTMENTS	IVY TAX-MANAGED EQUITY FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

* Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$129,090	$—	$—
Short-Term Securities	—	1,573	—
Total	$129,090	$1,573	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Inberbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

118	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	IVY VALUE FUND

ALL DATA IS AS OF SEPTEMBER 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	92.0%
Financials	33.0%
Health Care	14.0%
Energy	10.6%
Consumer Discretionary	9.2%
Information Technology	7.4%
Consumer Staples	6.9%
Industrials	5.2%
Materials	3.1%
Real Estate	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.0%

Lipper Rankings

Category: Large-Cap Value Funds	Rank	Percentile
1 Year	396/457	87
3 Year	386/403	96
5 Year	263/363	73
10 Year	122/253	49

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Energy Transfer Partners L.P.	Energy	Oil & Gas Storage & Transportation
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Citigroup, Inc.	Financials	Other Diversified Financial Services
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Capital One Financial Corp.	Financials	Consumer Finance
Synchrony Financial	Financials	Consumer Finance
State Street Corp.	Financials	Asset Management & Custody Banks
Amgen, Inc.	Health Care	Biotechnology
Dow Chemical Co. (The)	Materials	Diversified Chemicals
MetLife, Inc.	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	119

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.3%
Comcast Corp., Class A	271	$10,443

General Merchandise Stores – 2.5%
Target Corp.	192	11,342

Home Improvement Retail – 2.4%
Lowe’s Co., Inc.	138	11,032

Housewares & Specialties – 2.0%
Newell Rubbermaid, Inc.	221	9,434

Total Consumer Discretionary – 9.2%		42,251
Consumer Staples

Drug Retail – 3.0%
CVS Caremark Corp.	170	13,792

Hypermarkets & Super Centers – 3.9%
Wal-Mart Stores, Inc.	227	17,714

Total Consumer Staples – 6.9%		31,506
Energy

Oil & Gas Equipment & Services – 2.6%
Baker Hughes, Inc.	321	11,737

Oil & Gas Refining & Marketing – 2.6%
Marathon Petroleum Corp.	216	12,124

Oil & Gas Storage & Transportation – 5.4%
Energy Transfer Partners L.P.	1,360	24,880

Total Energy – 10.6%		48,741
Financials

Asset Management & Custody Banks – 3.3%
State Street Corp.	156	14,943

Consumer Finance – 7.3%
Capital One Financial Corp.	199	16,864
Synchrony Financial	531	16,475

		33,339

Life & Health Insurance – 3.1%
MetLife, Inc.	251	13,039
MetLife, Inc. (A)	21	1,288

		14,327

Mortgage REITs – 2.6%
American Capital Agency Corp.	549	11,892

Multi-Line Insurance – 2.6%
American International Group, Inc.	195	11,940

Other Diversified Financial Services – 9.5%
Citigroup, Inc.	288	20,935
JPMorgan Chase & Co.	239	22,846

		43,781

COMMON STOCKS (Continued)	Shares	Value

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	96	$8,814

Regional Banks – 2.7%
Fifth Third Bancorp	439	12,272

Total Financials – 33.0%		151,308
Health Care

Biotechnology – 3.2%
Amgen, Inc.	78	14,618

Health Care Facilities – 2.4%
HCA Holdings, Inc. (A)	140	11,119

Managed Health Care – 5.0%
Aetna, Inc.	73	11,544
Cigna Corp.	61	11,310

		22,854

Pharmaceuticals – 3.4%
Jazz Pharmaceuticals plc (A)	70	10,237
Teva Pharmaceutical Industries Ltd. ADR	307	5,405

		15,642

Total Health Care – 14.0%		64,233
Industrials

Electrical Components & Equipment – 2.6%
Eaton Corp.	154	11,818

Industrial Machinery – 2.6%
Timken Co. (The)	242	11,759

Total Industrials – 5.2%		23,577
Information Technology

Semiconductors – 2.7%
Micron Technology, Inc.(A)	313	12,306

Systems Software – 2.3%
Microsoft Corp.	140	10,399

Technology Hardware, Storage & Peripherals – 2.4%
Western Digital Corp.	131	11,275

Total Information Technology – 7.4%		33,980
Materials

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	208	14,372

Total Materials – 3.1%		14,372
Real Estate

Health Care REITs – 2.0%
Welltower, Inc.	128	8,989

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs – 0.6%
Uniti Group, Inc.	204	$2,986

Total Real Estate – 2.6%		11,975

TOTAL COMMON STOCKS – 92.0%		$421,943
(Cost: $361,501)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.9%
E.I. du Pont de Nemours and Co.,
1.460%, 10-17-17	$5,000	4,997
J.M. Smucker Co. (The),
1.390%, 10-2-17	1,571	1,571
John Deere Canada ULC (GTD by Deere & Co.),
1.190%, 10-23-17	5,000	4,996
McCormick & Co., Inc.,
1.341%, 10-4-17	15,000	14,997
Medtronic Global Holdings SCA,
1.580%, 10-10-17	5,000	4,998

		31,559

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17 (C)	2,385	2,385

Municipal Obligations – 1.0%
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps),
0.970%, 10-7-17 (C)	4,500	4,500

TOTAL SHORT-TERM SECURITIES – 8.4%		$38,444
(Cost: $38,446)

TOTAL INVESTMENT SECURITIES – 100.4%		$460,387
(Cost: $399,947)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,621)

NET ASSETS – 100.0%		$458,766

120	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Russell 1000 Value Total Return index	Morgan Stanley & Co. International plc	09/26/2018	$26,646	1-Month LIBOR plus 45 bps	$142	$—	$142

(1)The Fund pays the financing fee multiplied by the notional amount each month.

(2)At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
MetLife, Inc.	N/A	Call	211	21	November 2017	$60.00	$22	$(56)
Wal-Mart Stores, Inc.	N/A	Put	567	57	October 2017	72.50	36	(15)

							$58	$(71)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$421,943	$—	$—
Short-Term Securities	—	38,444	—
Total	$421,943	$38,444	$—
Total Return Swaps	$—	$142	$—

Liabilities
Written Options	$71	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Benchmark Curve

GTD = Guaranteed

LIBOR = London Inberbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	121

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Advantus Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund		Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund(1)	Ivy European Opportunities Fund		Ivy Global Bond Fund
ASSETS
Investments in unaffiliated securities at value+	$969,602	$894,525	$199,988		$364,027	$1,867,875	$264,722		$196,040
Investments at Value	969,602	894,525	199,988		364,027	1,867,875	264,722		196,040
Cash	12	1	3		1	8,640	—	*	515
Cash denominated in foreign currencies at value+	—	—	—	*	—	1,531	—		—
Restricted cash	—	—	—		—	49	975		—
Investment securities sold receivable	5,166	1,539	6		—	25,706	—		729
Dividends and interest receivable	6,401	208	645		405	1,671	538		1,934
Capital shares sold receivable	1,696	881	61		352	16,350	278		287
Receivable from affiliates	555	310	—		11	490	—		205
Unrealized appreciation on forward foreign currency contracts	—	—	245		—	—	—		—
Variation margin receivable	49	—	—		—	—	—		—
Prepaid and other assets	74	77	51		63	139	46		44
Total Assets	983,555	897,541	200,999		364,859	1,922,451	266,559		199,754

LIABILITIES
Investment securities purchased payable	31,531	1,803	87		—	53,618	316		9,579
Capital shares redeemed payable	1,647	1,525	262		478	4,574	340		438
Distributions payable	214	—	—		—	—	—		—
Independent Trustees and Chief Compliance Officer fees payable	72	103	99		29	70	63		10
Distribution and service fees payable	4	11	2		4	12	2		2
Shareholder servicing payable	153	165	66		83	313	51		41
Investment management fee payable	27	34	9		14	89	13		7
Accounting services fee payable	20	21	6		11	30	8		6
Unrealized depreciation on forward foreign currency contracts	—	—	—		—	—	465		—
Variation margin payable	62	—	—		—	—	—		—
Other liabilities	42	16	11		5	75	9		13
Total Liabilities	33,772	3,678	542		624	58,781	1,267		10,096
Total Net Assets	$949,783	$893,863	$200,457		$364,235	$1,863,670	$265,292		$189,658

NET ASSETS
Capital paid in (shares authorized—unlimited)	$950,187	$644,964	$177,042		$255,803	$1,562,380	$347,174		$205,072
Undistributed (distributions in excess of) net investment income	(496)	2,132	1,788		1,819	6,042	3,172		92
Accumulated net realized gain (loss)	(13,706)	68,449	(14,178)		21,810	(109,363)	(129,829)		(14,310)
Net unrealized appreciation (depreciation)	13,798	178,318	35,805		84,803	404,611	44,775		(1,196)
Total Net Assets	$949,783	$893,863	$200,457		$364,235	$1,863,670	$265,292		$189,658

CAPITAL SHARES OUTSTANDING:
Class A	18,784	18,215	5,284		7,144	24,136	2,445		4,691
Class B	377	522	45		337	275	20		206
Class C	2,074	8,835	711		1,909	3,924	248		1,617
Class E	379	865	N/A		337	15	3		N/A
Class I	45,477	19,764	4,751		8,784	48,798	2,147		9,812
Class N	19,661	7,017	67		128	11,610	3,130		2,605
Class R	1,031	192	19		24	886	19		73
Class T	N/A	N/A	N/A		N/A	14	N/A		N/A
Class Y	425	3,540	114		271	2,071	37		296

NET ASSET VALUE PER SHARE:
Class A	$10.77	$14.67	$18.12		$19.24	$19.99	$32.71		$9.83
Class B	$10.77	$12.30	$16.35		$18.88	$16.44	$29.95		$9.82
Class C	$10.77	$12.74	$16.98		$18.99	$17.21	$30.79		$9.83
Class E	$10.77	$14.61	N/A		$19.17	$20.31	$33.01		N/A
Class I	$10.77	$16.28	$18.56		$19.31	$20.65	$33.08		$9.83
Class N	$10.77	$16.31	$18.63		$19.34	$20.76	$33.26		$9.83
Class R	$10.77	$14.56	$18.08		$19.21	$19.83	$32.66		$9.81
Class T	N/A	N/A	N/A		N/A	$20.00	N/A		N/A
Class Y	$10.77	$15.84	$18.39		$19.27	$20.38	$33.00		$9.83

+COST
Investments in unaffiliated securities at cost	$955,795	$716,207	$164,334		$279,224	$1,463,223	$219,489		$197,236
Cash denominated in foreign currencies at cost	—	—	—		—	1,526	—		—

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

122	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Global Equity Income Fund		Ivy Global Growth Fund	Ivy Global Income Allocation Fund	Ivy Government Money Market Fund	Ivy High Income Fund	Ivy International Core Equity Fund		Ivy Large Cap Growth Fund
ASSETS
Investments in unaffiliated securities at value+	$304,669		$447,549	$688,562	$166,874	$4,325,966	$6,686,562		$1,860,046
Investments in affiliated securities at value+	—		—	—	—	34,492	—		—
Investments at Value	304,669		447,549	688,562	166,874	4,360,458	6,686,562		1,860,046
Cash	1		—	231	926	10,496	—	*	1
Cash denominated in foreign currencies at value+	—		1,580	—	—	—	30,853		—
Restricted cash	—		—	—	—	160	70		—
Investment securities sold receivable	1,796		769	—	—	29,915	62,244		6,897
Dividends and interest receivable	828		840	6,419	207	71,813	16,289		961
Capital shares sold receivable	348		142	337	3,525	10,066	14,430		1,078
Receivable from affiliates	—	*	—	2	104	41	8		80
Unrealized appreciation on forward foreign currency contracts	249		—	33	—	23	342		—
Prepaid and other assets	59		61	60	52	215	224		105
Total Assets	307,950		450,941	695,644	171,688	4,483,187	6,811,022		1,869,168

LIABILITIES
Investment securities purchased payable	1,025		10,050	136	—	60,260	24,203		—
Capital shares redeemed payable	601		688	1,105	4,011	13,638	4,798		2,657
Distributions payable	—		—	—	8	2,279	—		—
Independent Trustees and Chief Compliance Officer fees payable	7		79	46	25	226	134		130
Overdraft due to custodian	—		5	—	—	—	—		—
Distribution and service fees payable	2		3	5	1	77	33		14
Shareholder servicing payable	61		98	136	54	854	921		327
Investment management fee payable	12		21	27	3	128	279		69
Accounting services fee payable	8		12	15	6	23	23		23
Unrealized depreciation on forward foreign currency contracts	546		—	444	—	154	1,444		—
Other liabilities	9		19	497	95	71	105		25
Total Liabilities	2,271		10,975	2,411	4,203	77,710	31,940		3,245
Total Net Assets	$305,679		$439,966	$693,233	$167,485	$4,405,477	$6,779,082		$1,865,923

NET ASSETS
Capital paid in (shares authorized – unlimited)	$272,793		$321,445	$711,129	$167,482	$5,228,673	$5,991,626		$1,097,088
Undistributed (distributions in excess of) net investment income	492		1,421	2,547	—	—	69,401		1,454
Accumulated net realized gain (loss)	(18,618)		29,975	(53,813)	3	(591,479)	(108,918)		62,854
Net unrealized appreciation (depreciation)	51,012		87,125	33,370	—	(231,717)	826,973		704,527
Total Net Assets	$305,679		$439,966	$693,233	$167,485	$4,405,477	$6,779,082		$1,865,923

CAPITAL SHARES OUTSTANDING:
Class A	4,908		2,542	13,264	130,786	160,119	33,547		24,601
Class B	140		40	224	3,867	9,177	498		549
Class C	915		608	2,848	22,668	118,446	14,024		5,330
Class E	N/A		3	214	5,720	1,278	374		703
Class I	16,185		5,290	26,295	N/A	224,115	196,889		44,540
Class N	99		592	2,099	4,440	8,635	68,310		7,136
Class R	26		42	19	N/A	8,893	5,346		1,019
Class T	N/A		N/A	N/A	N/A	33	13		N/A
Class Y	342		221	193	N/A	47,100	25,979		1,585

NET ASSET VALUE PER SHARE:
Class A	$13.51		$46.96	$15.28	$1.00	$7.62	$19.60		$21.43
Class B	$13.51		$40.10	$14.99	$1.00	$7.62	$17.36		$16.80
Class C	$13.51		$40.55	$15.09	$1.00	$7.62	$17.42		$18.07
Class E	N/A		$47.31	$15.28	$1.00	$7.62	$19.73		$21.40
Class I	$13.52		$47.89	$15.41	N/A	$7.62	$19.75		$22.47
Class N	$13.53		$48.14	$15.43	$1.00	$7.62	$19.83		$22.60
Class R	$13.52		$46.61	$15.27	N/A	$7.62	$19.57		$20.68
Class T	N/A		N/A	N/A	N/A	$7.62	$19.61		N/A
Class Y	$13.51		$47.18	$15.35	N/A	$7.62	$19.74		$21.95

+COST
Investments in unaffiliated securities at cost	$253,375		$360,419	$654,313	$166,874	$4,545,106	$5,859,580		$1,155,519
Investments in affiliated securities at cost	—		—	—	—	46,943	—		—
Cash denominated in foreign currencies at cost	—		1,581	—	—	—	29,990		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	123

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Limited- Term Bond Fund	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at value+	$1,442,869	$261		$164,797	$2,349,563	$337,636	$175,272		$898,837
Investments in affiliated securities at value+	—	206,209		—	—	—	—		5,112
Investments at Value	1,442,869	206,470		164,797	2,349,563	337,636	175,272		903,949
Cash	2,071	1		1	54	1	1		1
Restricted cash	—	—		—	—	—	99		607
Investment securities sold receivable	—	61		—	1,701	7,500	—		—
Dividends and interest receivable	11,650	—	*	6	451	490	2,139		15,046
Capital shares sold receivable	2,625	261		117	2,651	524	194		2,141
Receivable from affiliates	1	12		—	47	102	—	*	178
Prepaid and other assets	101	46		37	121	82	40		67
Total Assets	1,459,317	206,851		164,958	2,354,588	346,335	177,745		921,989

LIABILITIES
Investment securities purchased payable	6,068	—		—	7,229	7,550	—		—
Capital shares redeemed payable	3,441	295		380	3,695	540	153		2,187
Distributions payable	211	—		—	—	—	32		299
Independent Trustees and Chief Compliance Officer fees payable	86	14		5	123	3	14		40
Distribution and service fees payable	11	1		2	24	2	2		12
Shareholder servicing payable	236	21		45	479	56	27		127
Investment management fee payable	36	1		8	107	16	5		26
Accounting services fee payable	23	4		6	23	9	6		20
Variation margin payable	—	—		—	—	—	1		6
Written options at value+	—	—		—	966	—	—		—
Other liabilities	28	2		7	41	8	7		11
Total Liabilities	10,140	338		453	12,687	8,184	247		2,728
Total Net Assets	$1,449,177	$206,513		$164,505	$2,341,901	$338,151	$177,498		$919,261

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,461,912	$172,464		$119,114	$1,592,423	$294,249	$170,774		$933,414
Undistributed (distributions in excess of) net investment income	(450)	312		(1,412)	(16,066)	2,543	204		2,636
Accumulated net realized gain (loss)	(16,732)	(4,826)		(513)	134,396	(9,709)	(2,980)		(46,453)
Net unrealized appreciation	4,447	38,563		47,316	631,148	51,068	9,500		29,664
Total Net Assets	$1,449,177	$206,513		$164,505	$2,341,901	$338,151	$177,498		$919,261

CAPITAL SHARES OUTSTANDING:
Class A	44,075	6,685		3,201	18,608	7,829	5,208		39,390
Class B	694	80		57	909	N/A	162		1,959
Class C	6,634	410		292	10,414	992	1,728		31,331
Class E	450	45		N/A	419	204	N/A		N/A
Class I	72,421	10,171		2,790	48,559	12,280	7,697		104,918
Class N	8,102	23		112	5,470	3,979	22		53
Class R	70	77		29	2,252	205	N/A		N/A
Class Y	1,254	61		50	12,025	494	49		2,762

NET ASSET VALUE PER SHARE:
Class A	$10.84	$11.74		$24.94	$23.11	$13.00	$11.94		$5.10
Class B	$10.84	$11.45		$23.30	$18.83	N/A	$11.94		$5.10
Class C	$10.84	$11.49		$23.70	$20.01	$12.95	$11.94		$5.10
Class E	$10.84	$11.75		N/A	$22.59	$13.01	N/A		N/A
Class I	$10.84	$11.80		$25.63	$24.72	$13.02	$11.94		$5.10
Class N	$10.84	$11.80		$25.82	$24.87	$13.03	$11.94		$5.10
Class R	$10.84	$11.70		$24.79	$22.62	$12.99	N/A		N/A
Class Y	$10.84	$11.74		$25.81	$24.06	$13.00	$11.94		$5.10

+COST
Investments in unaffiliated securities at cost	$1,438,422	$261		$117,481	$1,718,251	$286,568	$165,853		$870,744
Investments in affiliated securities at cost	—	167,646		—	—	—	—		3,998
Written options premiums received at cost	—	—		—	802	—	—		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

124	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Small Cap Core Fund	Ivy Small Cap Growth Fund	Ivy Tax- Managed Equity Fund		Ivy Value Fund
ASSETS
Investments in unaffiliated securities at value+	$616,075	$1,121,604	$130,663		$460,387
Investments at Value	616,075	1,121,604	130,663		460,387
Cash	1	1	1		—	*
Investment securities sold receivable	3,691	1,919	568		736
Dividends and interest receivable	292	100	62		582
Capital shares sold receivable	2,414	1,056	151		405
Receivable from affiliates	—	10	—	*	—
Swaps agreements, at value	—	632	—		142
Prepaid and other assets	84	85	36		49
Total Assets	622,557	1,125,407	131,481		462,301

LIABILITIES
Investment securities purchased payable	6,948	2,174	988		2,739
Capital shares redeemed payable	685	1,153	67		589
Independent Trustees and Chief Compliance Officer fees payable	33	165	2		21
Distribution and service fees payable	5	17	1		2
Shareholder servicing payable	128	203	21		73
Investment management fee payable	28	52	5		18
Accounting services fee payable	15	24	6		12
Written options at value+	—	—	—		71
Other liabilities	13	18	6		10
Total Liabilities	7,855	3,806	1,096		3,535
Total Net Assets	$614,702	$1,121,601	$130,385		$458,766

NET ASSETS
Capital paid in (shares authorized – unlimited)	$494,707	$690,125	$89,895		$387,417
Undistributed (distributions in excess of) net investment income	831	(6,595)	(52)		4,979
Accumulated net realized gain	4,050	122,997	2,560		5,797
Net unrealized appreciation	115,114	315,074	37,982		60,573
Total Net Assets	$614,702	$1,121,601	$130,385		$458,766

CAPITAL SHARES OUTSTANDING:
Class A	10,454	13,459	1,858		4,121
Class B	214	539	69		93
Class C	2,137	11,558	289		787
Class E	10	472	N/A		8
Class I	15,155	15,581	3,371		7,603
Class N	2,354	4,544	14		6,932
Class R	518	2,766	N/A		15
Class T	14	14	N/A		N/A
Class Y	938	5,878	26		23

NET ASSET VALUE PER SHARE:
Class A	$18.67	$18.87	$23.09		$23.38
Class B	$15.19	$14.30	$22.05		$21.70
Class C	$16.21	$15.58	$21.96		$22.55
Class E	$19.38	$18.71	N/A		$23.47
Class I	$20.15	$24.08	$23.35		$23.47
Class N	$20.31	$24.21	$23.36		$23.53
Class R	$18.56	$18.55	N/A		$23.35
Class T	$18.68	$18.87	N/A		N/A
Class Y	$19.57	$22.84	$23.13		$23.42

+COST
Investments in unaffiliated securities at cost	$500,961	$807,178	$92,681		$399,947
Written options premiums received at cost	—	—	—		58

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	125

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy Advantus Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy Emerging Markets Equity Fund(1)		Ivy European Opportunities Fund	Ivy Global Bond Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$195	$7,062	$2,503	$5,293	$16,456		$4,035	$301
Foreign dividend withholding tax	—	(56)	(121)	(77)	(1,878)		(385)	(8)
Interest and amortization from unaffiliated securities	15,376	65	1	46	88		19	3,068
Foreign interest withholding tax	—	—	—	—	—	*	—	—
Total Investment Income	15,571	7,071	2,383	5,262	14,666		3,669	3,361

EXPENSES
Investment management fee	2,189	3,380	1,016	1,301	6,059		942	512
Distribution and service fees:
Class A	255	331	118	173	483		96	59
Class B	22	35	4	34	22		3	11
Class C	119	566	62	189	255		38	74
Class E	5	15	N/A	8	—	*	— *	N/A
Class R	25	7	1	1	36		2	2
Class T	N/A	N/A	N/A	N/A	—	*	N/A	N/A
Class Y	6	75	3	7	43		1	4
Shareholder servicing:
Class A	245	251	172	143	512		137	62
Class B	10	12	4	8	11		2	5
Class C	24	88	12	28	49		10	13
Class E	8	23	N/A	13	—	*	— *	N/A
Class I	386	278	82	146	574		66	78
Class N	7	9	— *	— *	8		2	— *
Class R	12	3	— *	1	19		1	1
Class T	N/A	N/A	N/A	N/A	—	*	N/A	N/A
Class Y	4	45	2	4	29		1	2
Registration fees	72	59	53	57	93		51	49
Custodian fees	11	11	15	4	145		14	6
Independent Trustees and Chief Compliance Officer fees	22	27	11	10	28		8	4
Accounting services fee	112	126	45	67	144		42	36
Professional fees	35	19	24	15	29		23	31
Other	44	62	9	43	65		15	35
Total Expenses	3,613	5,422	1,633	2,252	8,604		1,454	984
Less:
Expenses in excess of limit	(555)	(310)	(164)	(11)	(490)		—	(205)
Total Net Expenses	3,058	5,112	1,469	2,241	8,114		1,454	779
Net Investment Income	12,513	1,959	914	3,021	6,552		2,215	2,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	6,470	55,785	10,683	14,972	2,472		8,916	(2,426)
Futures contracts	(143)	—	—	—	56		—	—
Swap agreements	—	—	—	—	232		—	—
Forward foreign currency contracts	—	—	(676)	—	—		(693)	(168)
Foreign currency exchange transactions	—	— *	14	4	(310)		494	15
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,392	18,665	(309)	5,623	213,928		18,427	4,017
Futures contracts	31	—	—	—	—		—	—
Forward foreign currency contracts	—	—	377	—	—		(588)	29
Foreign currency exchange transactions	—	—	49	—	(69)		22	(2)
Net Realized and Unrealized Gain	10,750	74,450	10,138	20,599	216,309		26,578	1,465
Net Increase in Net Assets Resulting from Operations	$23,263	$76,409	$11,052	$23,620	$222,861		$28,793	$4,047

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

126	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy Global Equity Income Fund	Ivy Global Growth Fund		Ivy Global Income Allocation Fund	Ivy Government Money Market Fund		Ivy High Income Fund	Ivy International Core Equity Fund	Ivy Large Cap Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$7,929	$4,531		$14,331	$—		$1,088	$100,615	$9,527
Dividends from affiliated securities	—	—		—	—		1,810	—	—
Foreign dividend withholding tax	(399)	(345)		(877)	—		—	(9,635)	—
Interest and amortization from unaffiliated securities	25	73		9,550	860		179,118	810	81
Interest and amortization from affiliated securities	—	—		—	—		565	—	—
Foreign interest withholding tax	—	—		—	—		—	(1)	—
Total Investment Income	7,555	4,259		23,004	860		182,581	91,789	9,608

EXPENSES
Investment management fee	1,152	1,861		2,501	299		11,952	22,848	5,994
Distribution and service fees:
Class A	84	127		262	—		1,564	774	639
Class B	9	9		18	23		375	44	48
Class C	61	123		227	118		4,697	1,171	485
Class E	N/A	—	*	4	—		12	8	18
Class R	1	5		1	N/A		173	222	52
Class T	N/A	N/A		N/A	N/A		— *	— *	N/A
Class Y	6	15		4	N/A		473	596	44
Shareholder servicing:
Class A	83	153		240	120		874	692	490
Class B	1	4		7	3		59	15	14
Class C	8	26		27	16		505	168	71
Class E	N/A	—	*	7	7		21	16	24
Class I	210	220		357	N/A		1,403	2,807	816
Class N	— *	1		1	—	*	3	55	5
Class R	1	3		1	N/A		86	112	26
Class T	N/A	N/A		N/A	N/A		— *	— *	N/A
Class Y	3	10		3	N/A		309	371	28
Registration fees	51	56		63	65		119	111	72
Custodian fees	13	11		11	8		7	242	15
Independent Trustees and Chief Compliance Officer fees	8	13		19	6		114	125	45
Accounting services fee	53	70		93	35		139	139	138
Professional fees	20	22		28	27		92	56	24
Other	47	42		41	85		197	190	102
Total Expenses	1,811	2,771		3,915	812		23,174	30,762	9,150
Less:
Expenses in excess of limit	— *	—		(2)	(104)		(41)	(8)	(80)
Total Net Expenses	1,811	2,771		3,913	708		23,133	30,754	9,070
Net Investment Income	5,744	1,488		19,091	152		159,448	61,035	538

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	10,234	29,110		(9,101)	1		34,122	43,344	31,931
Forward foreign currency contracts	(2,378)	—		(3,450)	—		(2,652)	7,696	—
Foreign currency exchange transactions	(21)	9		89	—		9	1,562	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	18,654	11,688		26,716	—		(17,254)	392,064	165,040
Investments in affiliated securities	—	—		—	—		(1,681)	—	—
Forward foreign currency contracts	(219)	—		(563)	—		(233)	692	—
Foreign currency exchange transactions	19	16		34	—		5	1,114	—
Net Realized and Unrealized Gain	26,289	40,823		13,725	1		12,316	446,472	196,971
Net Increase in Net Assets Resulting from Operations	$32,033	$42,311		$32,816	$153		$171,764	$507,507	$197,509

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	127

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy Limited- Term Bond Fund	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Mid Cap Income Opportunities Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$—		$333	$9,759	$5,053	$—		$—
Dividends from affiliated securities	—	710		—	—	—	—		—
Interest and amortization from unaffiliated securities	19,591	4		53	171	33	3,474		22,286
Interest and amortization from affiliated securities	—	—		—	—	—	—		162
Total Investment Income	19,591	714		386	9,930	5,086	3,474		22,448

EXPENSES
Investment management fee	3,435	49		792	9,488	1,435	481		2,632
Distribution and service fees:
Class A	638	96		102	540	137	82		274
Class B	42	5		7	86	N/A	10		53
Class C	396	23		36	1,056	71	111		859
Class E	6	—	*	N/A	11	3	N/A		N/A
Class R	2	2		2	131	6	N/A		N/A
Class Y	19	1		1	381	10	1		19
Shareholder servicing:
Class A	371	32		122	438	122	32		73
Class B	13	1		3	18	N/A	1		5
Class C	65	3		11	166	17	12		56
Class E	7	—	*	N/A	22	— *	N/A		N/A
Class I	677	13		65	901	146	76		451
Class N	4	—	*	— *	7	2	—	*	— *
Class R	1	—	*	1	69	3	N/A		N/A
Class Y	12	—	*	1	237	7	—	*	13
Registration fees	74	47		48	69	56	35		48
Custodian fees	5	4		4	17	5	4		6
Independent Trustees and Chief Compliance Officer fees	40	5		4	53	8	5		25
Accounting services fee	138	23		36	144	57	36		122
Professional fees	25	13		14	26	17	18		31
Other	66	14		12	97	20	33		55
Total Expenses	6,036	331		1,261	13,957	2,122	937		4,722
Less:
Expenses in excess of limit	(2)	(12)		—	(47)	(102)	—	*	(279)
Total Net Expenses	6,034	319		1,261	13,910	2,020	937		4,443
Net Investment Income (Loss)	13,557	395		(875)	(3,980)	3,066	2,537		18,005

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	743	—		(311)	53,606	(1,394)	(266)		(45,776)
Investments in affiliated securities	—	6,650		—	—	—	—		—
Futures contracts	—	—		—	—	—	(237)		(1,395)
Written options	—	—		—	(150)	—	—		—
Foreign currency exchange transactions	—	—		—	6	—	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	6,036	—		9,961	190,191	8,504	2,263		48,152
Investments in affiliated securities	—	13,232		—	—	—	—		(214)
Futures contracts	—	—		—	—	—	104		457
Written options	—	—		—	(164)	—	—		—
Net Realized and Unrealized Gain	6,779	19,882		9,650	243,489	7,110	1,864		1,224
Net Increase in Net Assets Resulting from Operations	$20,336	$20,277		$8,775	$239,509	$10,176	$4,401		$19,229

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

128	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

(In thousands)	Ivy Small Cap Core Fund		Ivy Small Cap Growth Fund	Ivy Tax- Managed Equity Fund		Ivy Value Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,443		$1,971	$711		$8,316
Foreign dividend withholding tax	—		—	(2)		(50)
Interest and amortization from unaffiliated securities	101		329	11		76
Total Investment Income	4,544		2,300	720		8,342

EXPENSES
Investment management fee	2,379		4,484	401		1,411
Distribution and service fees:
Class A	244		307	50		124
Class B	19		39	7		13
Class C	166		885	30		95
Class E	—	*	10	N/A		—	*
Class R	22		123	N/A		1
Class T	—	*	— *	N/A		N/A
Class Y	22		164	1		1
Shareholder servicing:
Class A	272		270	23		123
Class B	9		12	1		5
Class C	37		127	4		15
Class E	—	*	20	N/A		—	*
Class I	225		284	62		155
Class N	2		5	—	*	5
Class R	11		63	N/A		—	*
Class T	—	*	— *	N/A		N/A
Class Y	16		105	—	*	—	*
Registration fees	99		66	35		60
Custodian fees	10		11	4		7
Independent Trustees and Chief Compliance Officer fees	14		31	3		10
Accounting services fee	83		137	33		67
Professional fees	25		24	13		20
Other	28		64	32		48
Total Expenses	3,683		7,231	699		2,160
Less:
Expenses in excess of limit	—		(10)	—	*	—
Total Net Expenses	3,683		7,221	699		2,160
Net Investment Income (Loss)	861		(4,921)	21		6,182

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(4,715)		41,582	4,733		3,245
Futures contracts	—		—	—		746
Written options	—		(240)	—		68
Swap agreements	—		5,000	—		—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	37,698		54,538	6,940		6,308
Written options	—		—	—		51
Swap agreements	—		1,220	—		142
Net Realized and Unrealized Gain	32,983		102,100	11,673		10,560
Net Increase in Net Assets Resulting from Operations	$33,844		$97,179	$11,694		$16,742

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	129

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Advantus Bond Fund		Ivy Core Equity Fund		Ivy Cundill Global Value Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,513	$18,661	$1,959	$2,807	$914	$1,813
Net realized gain (loss) on investments	6,327	6,042	55,785	46,898	10,021	(10,373)
Net change in unrealized appreciation	4,423	1,256	18,665	54,219	117	46,231
Net Increase in Net Assets Resulting from Operations	23,263	25,959	76,409	103,924	11,052	37,671

Distributions to Shareholders From:
Net investment income:
Class A	(2,772)	(8,474)	—	(1,033)	—	(342)
Class B	(40)	(93)	—	—	—	—
Class C	(238)	(584)	—	—	—	—
Class E	(58)	(112)	—	(35)	N/A	(5)
Class I	(7,660)	(10,589)	—	(2,357)	—	(734)
Class N	(2,050)	(53)	—	(771)	—	(10)
Class R	(121)	(103)	—	(2)	—	(1)
Class Y	(67)	(123)	—	(424)	—	(13)
Net realized gains:
Class A	—	—	—	(9,463)	—	—
Class B	—	—	—	(309)	—	—
Class C	—	—	—	(4,447)	—	—
Class E	—	—	—	(370)	N/A	—
Class I	—	—	—	(11,431)	—	—
Class N	—	—	—	(3,244)	—	—
Class R	—	—	—	(87)	—	—
Class Y	—	—	—	(2,058)	—	—
Total Distributions to Shareholders	(13,006)	(20,131)	—	(36,031)	—	(1,105)
Capital Share Transactions	225,924	(61,966)	(150,824)	(229,497)	(23,307)	(39,778)
Net Increase (Decrease) in Net Assets	236,181	(56,138)	(74,415)	(161,604)	(12,255)	(3,212)
Net Assets, Beginning of Period	713,602	769,740	968,278	1,129,882	212,712	215,924
Net Assets, End of Period	$949,783	$713,602	$893,863	$968,278	$200,457	$212,712
Undistributed (distributions in excess of) net investment income	$(496)	$(3)	$2,132	$173	$1,788	$860

See Accompanying Notes to Financial Statements.

130	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Dividend Opportunities Fund		Ivy Emerging Markets Equity Fund(1)		Ivy European Opportunities Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,021	$4,416	$6,552	$(279)	$2,215	$3,390
Net realized gain (loss) on investments	14,976	19,718	2,450	645	8,717	(3,769)
Net change in unrealized appreciation	5,623	20,103	213,859	138,186	17,861	18,580
Net Increase in Net Assets Resulting from Operations	23,620	44,237	222,861	138,552	28,793	18,201

Distributions to Shareholders From:
Net investment income:
Class A	(732)	(2,546)	—	—	—	(1,037)
Class B	(12)	(36)	—	—	—	(5)
Class C	(79)	(242)	—	—	—	(83)
Class E	(38)	(78)	—	—	—	(1)
Class I	(1,176)	(2,127)	—	—	—	(1,805)
Class N	(19)	(40)	—	—	—	(22)
Class R	(2)	(5)	—	—	—	(6)
Class T	N/A	N/A	—	N/A	N/A	N/A
Class Y	(31)	(90)	—	—	—	(14)
Net realized gains:
Class A	—	(5,672)	—	—	—	—
Class B	—	(316)	—	—	—	—
Class C	—	(1,663)	—	—	—	—
Class E	—	(214)	—	—	—	—
Class I	—	(6,582)	—	—	—	—
Class N	—	(84)	—	—	—	—
Class R	—	(23)	—	—	—	—
Class T	N/A	N/A	—	N/A	N/A	N/A
Class Y	—	(225)	—	—	—	—
Total Distributions to Shareholders	(2,089)	(19,943)	—	—	—	(2,973)
Capital Share Transactions	(39,706)	(3,968)	792,285	176,070	57,165	(59,803)
Net Increase (Decrease) in Net Assets	(18,175)	20,326	1,015,146	314,622	85,958	(44,575)
Net Assets, Beginning of Period	382,410	362,084	848,524	533,902	179,334	223,909
Net Assets, End of Period	$364,235	$382,410	$1,863,670	$848,524	$265,292	$179,334
Undistributed (distributions in excess of) net investment income	$1,819	$883	$6,042	$(200)	$3,172	$463

(1)	Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements)

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	131

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Bond Fund		Ivy Global Equity Income Fund		Ivy Global Growth Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,582	$5,866	$5,744	$12,092	$1,488	$199
Net realized gain (loss) on investments	(2,579)	(4,610)	7,835	(7,414)	29,119	6,130
Net change in unrealized appreciation	4,044	11,613	18,454	23,362	11,704	31,408
Net Increase in Net Assets Resulting from Operations	4,047	12,869	32,033	28,040	42,311	37,737

Distributions to Shareholders From:
Net investment income:
Class A	(434)	(1,547)	(1,147)	(5,179)	—	—
Class B	(12)	(38)	(26)	(56)	—	—
Class C	(80)	(241)	(170)	(369)	—	—
Class E	N/A	N/A	N/A	N/A	—	—
Class I	(977)	(1,623)	(4,444)	(6,575)	—	—
Class N	(18)	(58)	(24)	(46)	—	—
Class R	(5)	(9)	(5)	(13)	—	—
Class Y	(27)	(56)	(80)	(154)	—	—
Net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	N/A	N/A	N/A	N/A	—	—
Class I	—	—	—	—	—	—
Class N	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Total Distributions to Shareholders	(1,553)	(3,572)	(5,896)	(12,392)	—	—
Capital Share Transactions	26,175	(30,213)	(59,510)	34,471	(37,012)	(106,380)
Net Increase (Decrease) in Net Assets	28,669	(20,916)	(33,373)	50,119	5,299	(68,643)
Net Assets, Beginning of Period	160,989	181,905	339,052	288,933	434,667	503,310
Net Assets, End of Period	$189,658	$160,989	$305,679	$339,052	$439,966	$434,667
Undistributed (distributions in excess of) net investment income	$92	$225	$492	$665	$1,421	$(76)

See Accompanying Notes to Financial Statements.

132	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Global Income Allocation Fund		Ivy Government Money Market Fund		Ivy High Income Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$19,091	$30,162	$152	$61	$159,448	$347,837
Net realized gain (loss) on investments	(12,462)	17,930	1	11	31,479	(113,543)
Net change in unrealized appreciation (depreciation)	26,187	29,994	—	—	(19,163)	558,524
Net Increase in Net Assets Resulting from Operations	32,816	78,086	153	72	171,764	792,818

Distributions to Shareholders From:
Net investment income:
Class A	(4,605)	(13,715)	(144)	(53)	(44,717)	(112,145)
Class B	(65)	(125)	— *	(1)	(2,394)	(5,470)
Class C	(865)	(1,682)	(1)	(6)	(30,217)	(67,444)
Class E	(71)	(109)	(6)	(1)	(333)	(640)
Class I	(9,823)	(13,109)	N/A	N/A	(64,178)	(119,459)
Class N	(766)	(75)	(1)	N/A	(1,730)	(3,260)
Class R	(6)	(12)	N/A	N/A	(2,350)	(4,752)
Class T	N/A	N/A	N/A	N/A	(4)	N/A
Class Y	(73)	(67)	N/A	N/A	(13,534)	(30,276)
Net realized gains:
Class A	—	—	—	(1)	—	—
Class B	—	—	—	— *	—	—
Class C	—	—	—	— *	—	—
Class E	—	—	—	— *	—	—
Class I	—	—	N/A	N/A	—	—
Class N	—	—	—	N/A	—	—
Class R	—	—	N/A	N/A	—	—
Class T	N/A	N/A	N/A	N/A	—	N/A
Class Y	—	—	N/A	N/A	—	—
Total Distributions to Shareholders	(16,274)	(28,894)	(152)	(62)	(159,457)	(343,446)
Capital Share Transactions	(48,912)	(71,413)	(56,552)	444	(153,006)	(674,416)
Net Increase (Decrease) in Net Assets	(32,370)	(22,221)	(56,551)	454	(140,699)	(225,044)
Net Assets, Beginning of Period	725,603	747,824	224,036	223,582	4,546,176	4,771,220
Net Assets, End of Period	$693,233	$725,603	$167,485	$224,036	$4,405,477	$4,546,176
Undistributed (distributions in excess of) net investment income	$2,547	$1,294	$—	$—	$—	$—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	133

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy International Core Equity Fund		Ivy Large Cap Growth Fund		Ivy Limited-Term Bond Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$61,035	$70,815	$538	$1,028	$13,557	$29,202
Net realized gain on investments	52,602	13,698	31,931	158,021	743	6,515
Net change in unrealized appreciation (depreciation)	393,870	539,052	165,040	58,433	6,036	(17,975)
Net Increase in Net Assets Resulting from Operations	507,507	623,565	197,509	217,482	20,336	17,742

Distributions to Shareholders From:
Net investment income:
Class A	—	(11,323)	—	—	(4,394)	(14,202)
Class B	—	(76)	—	—	(33)	(94)
Class C	—	(2,437)	—	—	(377)	(973)
Class E	—	(79)	—	—	(41)	(77)
Class I	—	(49,133)	—	—	(8,154)	(13,269)
Class N	—	(7,792)	—	—	(874)	(1,399)
Class R	—	(605)	—	—	(5)	(10)
Class T	—	N/A	N/A	N/A	N/A	N/A
Class Y	—	(6,237)	—	—	(129)	(304)
Net realized gains:
Class A	—	—	—	(23,471)	—	—
Class B	—	—	—	(626)	—	—
Class C	—	—	—	(5,786)	—	—
Class E	—	—	—	(573)	—	—
Class I	—	—	—	(42,961)	—	—
Class N	—	—	—	(15)	—	—
Class R	—	—	—	(1,043)	—	—
Class T	—	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	—	(1,784)	—	—
Total Distributions to Shareholders	—	(77,682)	—	(76,259)	(14,007)	(30,328)
Capital Share Transactions	1,348,985	(205,051)	43,659	(269,172)	(171,275)	(183,790)
Net Increase (Decrease) in Net Assets	1,856,492	340,832	241,168	(127,949)	(164,946)	(196,376)
Net Assets, Beginning of Period	4,922,590	4,581,758	1,624,755	1,752,704	1,614,123	1,810,499
Net Assets, End of Period	$6,779,082	$4,922,590	$1,865,923	$1,624,755	$1,449,177	$1,614,123
Undistributed (distributions in excess of) net investment income	$69,401	$6,804	$1,454	$916	$(450)	$—

See Accompanying Notes to Financial Statements.

134	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund		Ivy Mid Cap Growth Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$395	$2,216	$(875)	$(2,085)	$(3,980)	$(9,176)
Net realized gain (loss) on investments	6,650	25,656	(311)	11,438	53,462	200,094
Net change in unrealized appreciation (depreciation)	13,232	(4,459)	9,961	35,813	190,027	154,806
Net Increase in Net Assets Resulting from Operations	20,277	23,413	8,775	45,166	239,509	345,724

Distributions to Shareholders From:
Net investment income:
Class A	—	(740)	—	—	—	—
Class B	—	(5)	—	—	—	—
Class C	—	(21)	—	—	—	—
Class E	—	(5)	N/A	N/A	—	—
Class I	—	(1,368)	—	—	—	—
Class N	—	N/A	—	—	—	—
Class R	—	(6)	—	—	—	—
Class Y	—	(7)	—	—	—	—
Net realized gains:
Class A	—	—	—	(1,153)	—	(18,447)
Class B	—	—	—	(22)	—	(775)
Class C	—	—	—	(104)	—	(9,699)
Class E	—	—	N/A	N/A	—	(297)
Class I	—	—	—	(908)	—	(46,076)
Class N	—	N/A	—	(25)	—	(2,118)
Class R	—	—	—	(9)	—	(2,185)
Class Y	—	—	—	(14)	—	(12,916)
Total Distributions to Shareholders	—	(2,152)	—	(2,235)	—	(92,513)
Capital Share Transactions	(2,521)	(30,233)	(10,555)	(28,217)	(117,943)	(1,152,162)
Net Increase (Decrease) in Net Assets	17,756	(8,972)	(1,780)	14,714	121,566	(898,951)
Net Assets, Beginning of Period	188,757	197,729	166,285	151,571	2,220,335	3,119,286
Net Assets, End of Period	$206,513	$188,757	$164,505	$166,285	$2,341,901	$2,220,335
Undistributed (distributions in excess of) net investment income	$312	$(83)	$(1,412)	$(537)	$(16,066)	$(12,092)

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	135

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Mid Cap Income Opportunities Fund		Ivy Municipal Bond Fund		Ivy Municipal High Income Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,066	$2,959	$2,537	$5,174	$18,005	$54,188
Net realized gain (loss) on investments	(1,394)	(3,376)	(503)	571	(47,171)	15,663
Net change in unrealized appreciation (depreciation)	8,504	33,212	2,367	(6,650)	48,395	(60,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,176	32,795	4,401	(905)	19,229	9,342

Distributions to Shareholders From:
Net investment income:
Class A	(365)	(935)	(900)	(2,484)	(4,131)	(13,623)
Class B	N/A	N/A	(20)	(37)	(160)	(456)
Class C	—	(59)	(220)	(455)	(2,628)	(7,885)
Class E	(12)	(25)	N/A	N/A	N/A	N/A
Class I	(841)	(1,305)	(1,358)	(2,150)	(11,310)	(31,683)
Class N	(229)	(46)	(2)	N/A	(2)	N/A
Class R	(4)	(16)	N/A	N/A	N/A	N/A
Class Y	(25)	(66)	(8)	(19)	(282)	(747)
Net realized gains:
Class A	—	—	—	—	—	—
Class B	N/A	N/A	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	N/A	N/A	N/A	N/A
Class I	—	—	—	—	—	—
Class N	—	—	—	N/A	—	N/A
Class R	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	—	—
Total Distributions to Shareholders	(1,476)	(2,452)	(2,508)	(5,145)	(18,513)	(54,394)
Capital Share Transactions	2,460	176,566	(16,277)	(28,843)	(141,352)	(256,644)
Net Increase (Decrease) in Net Assets	11,160	206,909	(14,384)	(34,893)	(140,636)	(301,696)
Net Assets, Beginning of Period	326,991	120,082	191,882	226,775	1,059,897	1,361,593
Net Assets, End of Period	$338,151	$326,991	$177,498	$191,882	$919,261	$1,059,897
Undistributed net investment income	$2,543	$953	$204	$175	$2,636	$3,144

See Accompanying Notes to Financial Statements.

136	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Small Cap Core Fund		Ivy Small Cap Growth Fund		Ivy Tax-Managed Equity Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$861	$(760)	$(4,921)	$(7,898)	$21	$(292)
Net realized gain (loss) on investments	(4,715)	33,991	46,342	156,935	4,733	(1,761)
Net change in unrealized appreciation	37,698	50,310	55,758	51,691	6,940	15,874
Net Increase in Net Assets Resulting from Operations	33,844	83,541	97,179	200,728	11,694	13,821

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	—	—	N/A	N/A
Class I	—	—	—	—	—	—
Class N	—	—	—	—	—	N/A
Class R	—	—	—	—	N/A	N/A
Class T	—	N/A	—	N/A	N/A	N/A
Class Y	—	—	—	—	—	—
Net realized gains:
Class A	—	(8,535)	—	(14,096)	—	—
Class B	—	(210)	—	(616)	—	—
Class C	—	(1,143)	—	(11,991)	—	—
Class E	—	(8)	—	(434)	N/A	N/A
Class I	—	(7,376)	—	(11,926)	—	—
Class N	—	(255)	—	(2,876)	—	N/A
Class R	—	(240)	—	(2,819)	N/A	N/A
Class T	—	N/A	—	N/A	N/A	N/A
Class Y	—	(751)	—	(6,494)	—	—
Total Distributions to Shareholders	—	(18,518)	—	(51,252)	—	—
Capital Share Transactions	53,223	214,352	31,652	(101,015)	990	(15,692)
Net Increase (Decrease) in Net Assets	87,067	279,375	128,831	48,461	12,684	(1,871)
Net Assets, Beginning of Period	527,635	248,260	992,770	944,309	117,701	119,572
Net Assets, End of Period	$614,702	$527,635	$1,121,601	$992,770	$130,385	$117,701
Undistributed (distributions in excess of) net investment income	$831	$(30)	$(6,595)	$(1,674)	$(52)	$(73)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	137

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Value Fund
(In thousands)	Six months ended 9-30-17 (Unaudited)	Year ended 3-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,182	$3,317
Net realized gain on investments	4,059	9,394
Net change in unrealized appreciation	6,501	35,331
Net Increase in Net Assets Resulting from Operations	16,742	48,042

Distributions to Shareholders From:
Net investment income:
Class A	(163)	(2,877)
Class B	—	(22)
Class C	—	(189)
Class E	(1)	(3)
Class I	(751)	(1,498)
Class N	(688)	(144)
Class R	— *	(4)
Class Y	(1)	(35)
Net realized gains:
Class A	—	(786)
Class B	—	(22)
Class C	—	(133)
Class E	—	(1)
Class I	—	(1,073)
Class N	—	(52)
Class R	—	(2)
Class Y	—	(17)
Total Distributions to Shareholders	(1,604)	(6,858)
Capital Share Transactions	121,519	1,486
Net Increase in Net Assets	136,657	42,670
Net Assets, Beginning of Period	322,109	279,439
Net Assets, End of Period	$458,766	$322,109
Undistributed net investment income	$4,979	$401

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

138	SEMIANNUAL REPORT	2017

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2017	SEMIANNUAL REPORT	139

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ADVANTUS BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.62	$0.14	$0.16	$0.30	$(0.15)	$—	$(0.15)
Year ended 3-31-2017	10.54	0.24	0.11	0.35	(0.27)	—	(0.27)
Year ended 3-31-2016	10.78	0.24	(0.22)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.24	(0.19)	0.05	(0.30)	—	(0.30)
Year ended 3-31-2013	10.44	0.26	0.39	0.65	(0.31)	(0.07)	(0.38)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.62	0.09	0.15	0.24	(0.09)	—	(0.09)
Year ended 3-31-2017	10.54	0.14	0.10	0.24	(0.16)	—	(0.16)
Year ended 3-31-2016	10.78	0.14	(0.22)	(0.08)	(0.16)	—	(0.16)
Year ended 3-31-2015	10.46	0.13	0.35	0.48	(0.16)	—	(0.16)
Year ended 3-31-2014	10.71	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)
Year ended 3-31-2013	10.44	0.15	0.40	0.55	(0.21)	(0.07)	(0.28)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.10	0.16	0.26	(0.11)	—	(0.11)
Year ended 3-31-2017	10.54	0.17	0.10	0.27	(0.19)	—	(0.19)
Year ended 3-31-2016	10.78	0.16	(0.22)	(0.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	10.46	0.15	0.35	0.50	(0.18)	—	(0.18)
Year ended 3-31-2014	10.71	0.17	(0.21)	(0.04)	(0.21)	—	(0.21)
Year ended 3-31-2013	10.44	0.18	0.40	0.58	(0.24)	(0.07)	(0.31)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.14	0.16	0.30	(0.15)	—	(0.15)
Year ended 3-31-2017	10.54	0.25	0.10	0.35	(0.27)	—	(0.27)
Year ended 3-31-2016	10.78	0.24	(0.23)	0.01	(0.25)	—	(0.25)
Year ended 3-31-2015	10.46	0.22	0.35	0.57	(0.25)	—	(0.25)
Year ended 3-31-2014	10.71	0.24	(0.20)	0.04	(0.29)	—	(0.29)
Year ended 3-31-2013	10.44	0.25	0.40	0.65	(0.31)	(0.07)	(0.38)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.17	0.15	0.32	(0.17)	—	(0.17)
Year ended 3-31-2017	10.54	0.29	0.09	0.38	(0.30)	—	(0.30)
Year ended 3-31-2016	10.78	0.27	(0.22)	0.05	(0.29)	—	(0.29)
Year ended 3-31-2015	10.46	0.26	0.35	0.61	(0.29)	—	(0.29)
Year ended 3-31-2014	10.71	0.28	(0.20)	0.08	(0.33)	—	(0.33)
Year ended 3-31-2013	10.44	0.29	0.40	0.69	(0.35)	(0.07)	(0.42)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.17	0.15	0.32	(0.17)	—	(0.17)
Year ended 3-31-2017	10.54	0.30	0.10	0.40	(0.32)	—	(0.32)
Year ended 3-31-2016	10.78	0.29	(0.23)	0.06	(0.30)	—	(0.30)
Year ended 3-31-2015(6)	10.58	0.18	0.22	0.40	(0.20)	—	(0.20)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.13	0.15	0.28	(0.13)	—	(0.13)
Year ended 3-31-2017	10.54	0.22	0.10	0.32	(0.24)	—	(0.24)
Year ended 3-31-2016	10.78	0.20	(0.21)	(0.02)	(0.22)	—	(0.22)
Year ended 3-31-2015	10.46	0.20	0.35	0.55	(0.23)	—	(0.23)
Year ended 3-31-2014	10.71	0.21	(0.19)	0.02	(0.27)	—	(0.27)
Year ended 3-31-2013(8)	10.69	0.02	0.08	0.10	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.62	0.15	0.15	0.30	(0.15)	—	(0.15)
Year ended 3-31-2017	10.54	0.26	0.10	0.36	(0.28)	—	(0.28)
Year ended 3-31-2016	10.78	0.25	(0.23)	0.02	(0.26)	—	(0.26)
Year ended 3-31-2015	10.46	0.23	0.35	0.58	(0.26)	—	(0.26)
Year ended 3-31-2014	10.71	0.25	(0.20)	0.05	(0.30)	—	(0.30)
Year ended 3-31-2013	10.44	0.26	0.40	0.66	(0.32)	(0.07)	(0.39)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

140	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.77	2.80%	$202		1.04	%(4)	2.60	%(4)	1.08	%(4)	2.56	%(4)	87%
Year ended 3-31-2017	10.62	3.30	206		1.05		2.28		1.06		2.27		190
Year ended 3-31-2016	10.54	0.21	704		1.02		2.32		—		—		213
Year ended 3-31-2015	10.78	5.58	695		1.02		2.17		—		—		182
Year ended 3-31-2014	10.46	0.48	561		1.04		2.35		—		—		202
Year ended 3-31-2013	10.71	6.33	554		1.06		2.42		—		—		269
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.77	2.30	4		2.01	(4)	1.64	(4)	2.04	(4)	1.61	(4)	87
Year ended 3-31-2017	10.62	2.32	5		2.02		1.33		2.03		1.32		190
Year ended 3-31-2016	10.54	-0.73	7		1.96		1.37		—		—		213
Year ended 3-31-2015	10.78	4.56	6		2.00		1.19		—		—		182
Year ended 3-31-2014	10.46	-0.45	7		1.98		1.45		—		—		202
Year ended 3-31-2013	10.71	5.28	11		2.05		1.41		—		—		269
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	2.43	22		1.75	(4)	1.89	(4)	1.79	(4)	1.85	(4)	87
Year ended 3-31-2017	10.62	2.59	26		1.76		1.60		1.77		1.59		190
Year ended 3-31-2016	10.54	-0.55	33		1.78		1.56		—		—		213
Year ended 3-31-2015	10.78	4.76	28		1.80		1.38		—		—		182
Year ended 3-31-2014	10.46	-0.31	21		1.82		1.61		—		—		202
Year ended 3-31-2013	10.71	5.55	39		1.79		1.67		—		—		269
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	2.80	4		1.04	(4)	2.61	(4)	1.23	(4)	2.42	(4)	87
Year ended 3-31-2017	10.62	3.31	4		1.05		2.31		1.23		2.13		190
Year ended 3-31-2016	10.54	0.15	4		1.08		2.26		1.32		2.02		213
Year ended 3-31-2015	10.78	5.45	4		1.14		2.05		1.35		1.84		182
Year ended 3-31-2014	10.46	0.38	4		1.14		2.26		1.35		2.05		202
Year ended 3-31-2013	10.71	6.25	5		1.14		2.33		1.35		2.12		269
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	3.06	490		0.54	(4)	3.10	(4)	0.74	(4)	2.90	(4)	87
Year ended 3-31-2017	10.62	3.68	458		0.69		2.70		0.74		2.65		190
Year ended 3-31-2016	10.54	0.49	14		0.74		2.58		—		—		213
Year ended 3-31-2015	10.78	5.90	7		0.74		2.44		—		—		182
Year ended 3-31-2014	10.46	0.77	4		0.76		2.65		—		—		202
Year ended 3-31-2013	10.71	6.67	6		0.76		2.68		—		—		269
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	3.06	212		0.54	(4)	3.12	(4)	0.59	(4)	3.07	(4)	87
Year ended 3-31-2017	10.62	3.80	2		0.58		2.77		0.59		2.76		190
Year ended 3-31-2016	10.54	0.64	2		0.59		2.75		—		—		213
Year ended 3-31-2015(6)	10.78	3.81	1		0.58	(4)	2.54	(4)	—		—		182	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	2.67	11		1.29	(4)	2.34	(4)	1.32	(4)	2.31	(4)	87
Year ended 3-31-2017	10.62	3.04	8		1.32		2.07		1.33		2.06		190
Year ended 3-31-2016	10.54	-0.11	3		1.34		1.89		—		—		213
Year ended 3-31-2015	10.78	5.27	—	*	1.32		1.87		—		—		182
Year ended 3-31-2014	10.46	0.18	—	*	1.35		2.04		—		—		202
Year ended 3-31-2013(7)	10.71	0.96	—	*	1.30	(4)	0.82	(4)	—		—		269	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.77	2.85	5		0.95	(4)	2.69	(4)	0.98	(4)	2.66	(4)	87
Year ended 3-31-2017	10.62	3.39	5		0.97		2.39		0.98		2.38		190
Year ended 3-31-2016	10.54	0.26	3		0.98		2.35		—		—		213
Year ended 3-31-2015	10.78	5.62	3		0.99		2.20		—		—		182
Year ended 3-31-2014	10.46	0.51	3		1.00		2.42		—		—		202
Year ended 3-31-2013	10.71	6.39	5		1.00		2.49		—		—		269

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	141

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$13.55	$0.02	$1.10	$1.12	$—	$—	$—
Year ended 3-31-2017	12.73	0.03	1.28	1.31	(0.05)	(0.44)	(0.49)
Year ended 3-31-2016	14.29	0.02	(0.60)	(0.58)	— *	(0.98)	(0.98)
Year ended 3-31-2015	14.04	0.02	1.33	1.35	—	(1.10)	(1.10)
Year ended 3-31-2014	12.15	0.05	2.67	2.72	(0.04)	(0.79)	(0.83)
Year ended 3-31-2013	10.91	0.04	1.33	1.37	(0.05)	(0.08)	(0.13)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	11.42	(0.04)	0.92	0.88	—	—	—
Year ended 3-31-2017	10.85	(0.09)	1.10	1.01	—	(0.44)	(0.44)
Year ended 3-31-2016	12.36	(0.09)	(0.52)	(0.61)	—	(0.90)	(0.90)
Year ended 3-31-2015	12.32	(0.10)	1.16	1.06	—	(1.02)	(1.02)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	—	(0.75)	(0.75)
Year ended 3-31-2013	9.75	(0.07)	1.18	1.11	—	(0.08)	(0.08)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	11.81	(0.03)	0.96	0.93	—	—	—
Year ended 3-31-2017	11.19	(0.07)	1.13	1.06	—	(0.44)	(0.44)
Year ended 3-31-2016	12.71	(0.07)	(0.54)	(0.61)	—	(0.91)	(0.91)
Year ended 3-31-2015	12.63	(0.08)	1.19	1.11	—	(1.03)	(1.03)
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	—	(0.76)	(0.76)
Year ended 3-31-2013	9.95	(0.04)	1.20	1.16	—	(0.08)	(0.08)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	13.50	0.02	1.09	1.11	—	—	—
Year ended 3-31-2017	12.67	0.03	1.28	1.31	(0.04)	(0.44)	(0.48)
Year ended 3-31-2016	14.23	0.00 *	(0.60)	(0.60)	—	(0.96)	(0.96)
Year ended 3-31-2015	14.00	(0.01)	1.32	1.31	—	(1.08)	(1.08)
Year ended 3-31-2014	12.12	0.02	2.67	2.69	(0.02)	(0.79)	(0.81)
Year ended 3-31-2013	10.89	0.03	1.32	1.35	(0.04)	(0.08)	(0.12)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	15.01	0.05	1.22	1.27	—	—	—
Year ended 3-31-2017	14.05	0.08	1.41	1.49	(0.09)	(0.44)	(0.53)
Year ended 3-31-2016	15.67	0.07	(0.66)	(0.59)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	15.29	0.07	1.45	1.52	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.78	0.08	1.44	1.52	(0.07)	(0.08)	(0.15)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	15.03	0.05	1.23	1.28	—	—	—
Year ended 3-31-2017	14.07	0.08	1.43	1.51	(0.11)	(0.44)	(0.55)
Year ended 3-31-2016	15.69	0.09	(0.67)	(0.58)	(0.02)	(1.02)	(1.04)
Year ended 3-31-2015)(6)	15.69	0.06	1.06	1.12	(0.01)	(1.11)	(1.12)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	13.47	0.00 *	1.09	1.09	—	—	—
Year ended 3-31-2017	12.67	(0.02)	1.27	1.25	(0.01)	(0.44)	(0.45)
Year ended 3-31-2016	14.23	(0.02)	(0.60)	(0.62)	—	(0.94)	(0.94)
Year ended 3-31-2015	14.01	(0.03)	1.31	1.28	—	(1.06)	(1.06)
Year ended 3-31-2014	12.13	0.01	2.67	2.68	(0.01)	(0.79)	(0.80)
Year ended 3-31-2013(8)	11.15	0.00	0.98	0.98	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	14.61	0.05	1.18	1.23	—	—	—
Year ended 3-31-2017	13.69	0.07	1.38	1.45	(0.09)	(0.44)	(0.53)
Year ended 3-31-2016	15.29	0.07	(0.64)	(0.57)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	14.94	0.07	1.42	1.49	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	12.87	0.09	2.84	2.93	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.54	0.06	1.40	1.46	(0.05)	(0.08)	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

142	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$14.67	8.27%	$267		1.15	%(4)	0.31	%(4)	1.20	%(4)	0.26	%(4)	45%
Year ended 3-31-2017	13.55	10.42	269		1.15		0.20		1.21		0.14		90
Year ended 3-31-2016	12.73	-4.22	546		1.15		0.15		1.18		0.12		62
Year ended 3-31-2015	14.29	9.86	611		1.15		0.13		1.17		0.11		65
Year ended 3-31-2014	14.04	22.76	499		1.15		0.35		1.20		0.30		61
Year ended 3-31-2013	12.15	12.66	320		1.23		0.35		1.26		0.32		60
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	12.30	7.79	6		2.10	(4)	-0.62	(4)	—		—		45
Year ended 3-31-2017	11.42	9.39	8		2.13		-0.79		—		—		90
Year ended 3-31-2016	10.85	-5.18	9		2.09		-0.79		—		—		62
Year ended 3-31-2015	12.36	8.80	11		2.08		-0.79		—		—		65
Year ended 3-31-2014	12.32	21.62	11		2.12		-0.62		—		—		61
Year ended 3-31-2013	10.78	11.49	10		2.24		-0.68		—		—		60
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.74	7.87	113		1.92	(4)	-0.45	(4)	—		—		45
Year ended 3-31-2017	11.81	9.60	116		1.92		-0.57		—		—		90
Year ended 3-31-2016	11.19	-5.00	129		1.91		-0.61		—		—		62
Year ended 3-31-2015	12.71	9.04	160		1.90		-0.62		—		—		65
Year ended 3-31-2014	12.63	21.79	144		1.94		-0.44		—		—		61
Year ended 3-31-2013	11.03	11.76	115		2.02		-0.43		—		—		60
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	14.61	8.22	13		1.13	(4)	0.33	(4)	1.40	(4)	0.06	(4)	45
Year ended 3-31-2017	13.50	10.49	12		1.16		0.19		1.42		-0.07		90
Year ended 3-31-2016	12.67	-4.39	10		1.29		0.02		1.43		-0.12		62
Year ended 3-31-2015	14.23	9.60	10		1.35		-0.06		1.43		-0.14		65
Year ended 3-31-2014	14.00	22.57	7		1.35		0.15		1.51		-0.01		61
Year ended 3-31-2013	12.12	12.53	4		1.35		0.25		1.61		-0.01		60
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	16.28	8.46	322		0.84	(4)	0.64	(4)	0.93	(4)	0.55	(4)	45
Year ended 3-31-2017	15.01	10.76	384		0.84		0.52		0.91		0.45		90
Year ended 3-31-2016	14.05	-3.93	172		0.84		0.46		0.90		0.40		62
Year ended 3-31-2015	15.67	10.14	234		0.84		0.45		0.90		0.39		65
Year ended 3-31-2014	15.29	23.18	153		0.84		0.63		0.91		0.56		61
Year ended 3-31-2013	13.15	13.08	60		0.91		0.69		0.93		0.67		60
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	16.31	8.52	114		0.77	(4)	0.65	(4)	—		—		45
Year ended 3-31-2017	15.03	10.84	112		0.76		0.58		—		—		90
Year ended 3-31-2016	14.07	-3.84	149		0.75		0.63		—		—		62
Year ended 3-31-2015(6)	15.69	7.39	4		0.75	(4)	0.60	(4)	—		—		65	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	14.56	8.09	3		1.51	(4)	-0.06	(4)	—		—		45
Year ended 3-31-2017	13.47	10.01	3		1.51		-0.15		—		—		90
Year ended 3-31-2016	12.67	-4.53	2		1.50		-0.18		—		—		62
Year ended 3-31-2015	14.23	9.40	2		1.50		-0.22		—		—		65
Year ended 3-31-2014	14.01	22.41	2		1.50		0.04		—		—		61
Year ended 3-31-2013(8)	12.13	8.79	—	*	1.50	(4)	-0.13	(4)	—		—		60	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	15.84	8.49	56		0.84	(4)	0.62	(4)	1.15	(4)	0.31	(4)	45
Year ended 3-31-2017	14.61	10.75	64		0.84		0.49		1.15		0.18		90
Year ended 3-31-2016	13.69	-3.91	113		0.84		0.46		1.15		0.15		62
Year ended 3-31-2015	15.29	10.18	105		0.84		0.45		1.15		0.14		65
Year ended 3-31-2014	14.94	23.14	68		0.84		0.64		1.16		0.32		61
Year ended 3-31-2013	12.87	12.82	27		1.09		0.48		1.18		0.40		60

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	143

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CUNDILL GLOBAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$17.15	$0.06	$0.91	$0.97	$—	$—	$—
Year ended 3-31-2017	14.33	0.14	2.74	2.88	(0.06)	—	(0.06)
Year ended 3-31-2016	16.52	0.13	(2.19)	(2.06)	(0.13)	—	(0.13)
Year ended 3-31-2015	17.96	0.04	(1.48)	(1.44)	—	—	—
Year ended 3-31-2014	14.68	(0.03)	3.32	3.29	(0.01)	—	(0.01)
Year ended 3-31-2013	13.44	0.01	1.23	1.24	—	—	—
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	15.58	(0.05)	0.82	0.77	—	—	—
Year ended 3-31-2017	13.15	(0.07)	2.50	2.43	—	—	—
Year ended 3-31-2016	15.20	(0.04)	(2.01)	(2.05)	—	—	—
Year ended 3-31-2015	16.72	(0.15)	(1.37)	(1.52)	—	—	—
Year ended 3-31-2014	13.81	(0.19)	3.10	2.91	—	—	—
Year ended 3-31-2013	12.78	(0.11)	1.14	1.03	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.12	0.01	0.85	0.86	—	—	—
Year ended 3-31-2017	13.50	0.03	2.59	2.62	—	—	—
Year ended 3-31-2016	15.56	0.04	(2.06)	(2.02)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.03	(0.07)	(1.40)	(1.47)	—	—	—
Year ended 3-31-2014	13.99	(0.12)	3.16	3.04	—	—	—
Year ended 3-31-2013	12.88	(0.05)	1.16	1.11	—	—	—
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	17.53	0.10	0.93	1.03	—	—	—
Year ended 3-31-2017	14.64	0.16	2.87	3.03	(0.14)	—	(0.14)
Year ended 3-31-2016	16.94	0.21	(2.25)	(2.04)	(0.26)	—	(0.26)
Year ended 3-31-2015	18.33	0.12	(1.51)	(1.39)	—	—	—
Year ended 3-31-2014	14.98	0.05	3.39	3.44	(0.09)	—	(0.09)
Year ended 3-31-2013	13.64	0.09	1.25	1.34	—	—	—
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	17.57	0.12	0.94	1.06	—	—	—
Year ended 3-31-2017	14.68	0.22	2.83	3.05	(0.16)	—	(0.16)
Year ended 3-31-2016	16.95	0.24	(2.25)	(2.01)	(0.26)	—	(0.26)
Year ended 3-31-2015(6)	18.57	0.08	(1.70)	(1.62)	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	17.13	0.05	0.90	0.95	—	—	—
Year ended 3-31-2017	14.32	0.10	2.76	2.86	(0.05)	—	(0.05)
Year ended 3-31-2016	16.47	0.11	(2.17)	(2.06)	(0.09)	—	(0.09)
Year ended 3-31-2015	17.94	0.02	(1.49)	(1.47)	—	—	—
Year ended 3-31-2014	14.68	(0.05)	3.32	3.27	(0.01)	—	(0.01)
Year ended 3-31-2013(8)	13.62	(0.01)	1.07	1.06	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	17.39	0.08	0.92	1.00	—	—	—
Year ended 3-31-2017	14.53	0.16	2.80	2.96	(0.10)	—	(0.10)
Year ended 3-31-2016	16.77	0.17	(2.23)	(2.06)	(0.18)	—	(0.18)
Year ended 3-31-2015	18.20	0.07	(1.50)	(1.43)	—	—	—
Year ended 3-31-2014	14.86	(0.01)	3.39	3.38	(0.04)	—	(0.04)
Year ended 3-31-2013	13.56	0.09	1.21	1.30	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

144	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$18.12	5.66%	$96		1.60	%(4)	0.73	%(4)	1.76	%(4)	0.57	%(4)	21%
Year ended 3-31-2017	17.15	20.10	98		1.65		0.91		1.81		0.75		51
Year ended 3-31-2016	14.33	-12.51	192		1.60		0.86		1.75		0.71		18
Year ended 3-31-2015	16.52	-8.02	288		1.56		0.24		1.70		0.10		28
Year ended 3-31-2014	17.96	22.41	332		1.61		-0.20		1.75		-0.34		47
Year ended 3-31-2013	14.68	9.23	196		1.86		0.05		1.91		—		26
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	16.35	5.01	1		2.97	(4)	-0.60	(4)	3.13	(4)	-0.76	(4)	21
Year ended 3-31-2017	15.58	18.48	1		2.94		-0.53		3.10		-0.69		51
Year ended 3-31-2016	13.15	-13.49	1		2.77		-0.30		2.92		-0.45		18
Year ended 3-31-2015	15.20	-9.09	2		2.73		-0.91		2.87		-1.05		28
Year ended 3-31-2014	16.72	21.07	4		2.72		-1.23		2.86		-1.37		47
Year ended 3-31-2013	13.81	8.06	6		2.94		-0.92		2.99		-0.97		26
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.98	5.40	12		2.18	(4)	0.18	(4)	2.34	(4)	0.02	(4)	21
Year ended 3-31-2017	16.12	19.41	14		2.21		0.19		2.37		0.03		51
Year ended 3-31-2016	13.50	-12.98	15		2.20		0.25		2.35		0.10		18
Year ended 3-31-2015	15.56	-8.63	19		2.19		-0.39		2.33		-0.53		28
Year ended 3-31-2014	17.03	21.73	24		2.22		-0.78		2.36		-0.92		47
Year ended 3-31-2013	13.99	8.62	21		2.39		-0.44		2.44		-0.49		26
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	18.56	5.93	88		1.18	(4)	1.18	(4)	1.34	(4)	1.02	(4)	21
Year ended 3-31-2017	17.53	20.70	96		1.17		0.96		1.33		0.80		51
Year ended 3-31-2016	14.64	-12.11	4		1.14		1.32		1.29		1.17		18
Year ended 3-31-2015	16.94	-7.58	5		1.12		0.64		1.26		0.50		28
Year ended 3-31-2014	18.33	22.98	7		1.14		0.27		1.28		0.13		47
Year ended 3-31-2013	14.98	9.82	4		1.24		0.70		1.29		0.65		26
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	18.63	6.03	1		0.99	(4)	1.31	(4)	1.15	(4)	1.15	(4)	21
Year ended 3-31-2017	17.57	20.81	1		1.00		1.41		1.16		1.25		51
Year ended 3-31-2016	14.68	-11.92	1		0.98		1.48		1.13		1.33		18
Year ended 3-31-2015(6)	16.95	-8.72	1		0.95	(4)	0.72	(4)	1.09	(4)	0.58	(4)	28	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	18.08	5.60	—	*	1.73	(4)	0.58	(4)	1.89	(4)	0.42	(4)	21
Year ended 3-31-2017	17.13	19.96	—	*	1.75		0.64		1.91		0.48		51
Year ended 3-31-2016	14.32	-12.53	—	*	1.73		0.73		1.88		0.58		18
Year ended 3-31-2015	16.47	-8.19	—	*	1.72		0.09		1.86		-0.05		28
Year ended 3-31-2014	17.94	22.30	—	*	1.72		-0.28		1.86		-0.42		47
Year ended 3-31-2013(8)	14.68	7.78	—	*	1.66	(4)	-0.37	(4)	1.71	(4)	-0.42	(4)	26	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	18.39	5.75	2		1.39	(4)	0.94	(4)	1.55	(4)	0.78	(4)	21
Year ended 3-31-2017	17.39	20.38	2		1.41		1.00		1.57		0.84		51
Year ended 3-31-2016	14.53	-12.32	2		1.40		1.13		1.55		0.98		18
Year ended 3-31-2015	16.77	-7.86	3		1.38		0.41		1.52		0.27		28
Year ended 3-31-2014	18.20	22.76	4		1.35		-0.04		1.49		-0.18		47
Year ended 3-31-2013	14.86	9.59	4		1.47		0.74		1.63		0.58		26

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	145

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$18.13	$0.15	$1.06	$1.21	$(0.10)	$—	$(0.10)
Year ended 3-31-2017	16.99	0.21	1.90	2.11	(0.25)	(0.72)	(0.97)
Year ended 3-31-2016	19.55	0.17	(1.04)	(0.87)	(0.14)	(1.55)	(1.69)
Year ended 3-31-2015	20.27	0.22	1.39	1.61	(0.22)	(2.11)	(2.33)
Year ended 3-31-2014	17.20	0.19	3.33	3.52	(0.16)	(0.29)	(0.45)
Year ended 3-31-2013	15.70	0.23	1.48	1.71	(0.21)	—	(0.21)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	17.81	0.07	1.03	1.10	(0.03)	—	(0.03)
Year ended 3-31-2017	16.68	0.07	1.86	1.93	(0.08)	(0.72)	(0.80)
Year ended 3-31-2016	19.22	0.03	(1.02)	(0.99)	(0.01)	(1.54)	(1.55)
Year ended 3-31-2015	19.97	0.06	1.37	1.43	(0.07)	(2.11)	(2.18)
Year ended 3-31-2014	16.99	0.05	3.27	3.32	(0.05)	(0.29)	(0.34)
Year ended 3-31-2013	15.54	0.09	1.48	1.57	(0.12)	—	(0.12)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	17.91	0.08	1.04	1.12	(0.04)	—	(0.04)
Year ended 3-31-2017	16.76	0.09	1.88	1.97	(0.10)	(0.72)	(0.82)
Year ended 3-31-2016	19.31	0.05	(1.03)	(0.98)	(0.02)	(1.55)	(1.57)
Year ended 3-31-2015	20.05	0.08	1.38	1.46	(0.09)	(2.11)	(2.20)
Year ended 3-31-2014	17.05	0.07	3.29	3.36	(0.07)	(0.29)	(0.36)
Year ended 3-31-2013	15.59	0.11	1.49	1.60	(0.14)	—	(0.14)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	18.07	0.16	1.05	1.21	(0.11)	—	(0.11)
Year ended 3-31-2017	16.94	0.22	1.89	2.11	(0.26)	(0.72)	(0.98)
Year ended 3-31-2016	19.48	0.17	(1.03)	(0.86)	(0.13)	(1.55)	(1.68)
Year ended 3-31-2015	20.21	0.19	1.39	1.58	(0.20)	(2.11)	(2.31)
Year ended 3-31-2014	17.16	0.17	3.32	3.49	(0.15)	(0.29)	(0.44)
Year ended 3-31-2013	15.66	0.21	1.49	1.70	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	18.20	0.17	1.07	1.24	(0.13)	—	(0.13)
Year ended 3-31-2017	17.07	0.25	1.91	2.16	(0.31)	(0.72)	(1.03)
Year ended 3-31-2016	19.61	0.23	(1.04)	(0.81)	(0.18)	(1.55)	(1.73)
Year ended 3-31-2015	20.33	0.28	1.40	1.68	(0.29)	(2.11)	(2.40)
Year ended 3-31-2014	17.25	0.26	3.33	3.59	(0.22)	(0.29)	(0.51)
Year ended 3-31-2013	15.73	0.28	1.49	1.77	(0.25)	—	(0.25)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	18.23	0.19	1.07	1.26	(0.15)	—	(0.15)
Year ended 3-31-2017	17.10	0.28	1.92	2.20	(0.35)	(0.72)	(1.07)
Year ended 3-31-2016	19.64	0.25	(1.03)	(0.78)	(0.21)	(1.55)	(1.76)
Year ended 3-31-2015(6)	20.64	0.20	1.15	1.35	(0.24)	(2.11)	(2.35)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	18.12	0.12	1.05	1.17	(0.08)	—	(0.08)
Year ended 3-31-2017	16.97	0.16	1.90	2.06	(0.19)	(0.72)	(0.91)
Year ended 3-31-2016	19.53	0.12	(1.03)	(0.91)	(0.10)	(1.55)	(1.65)
Year ended 3-31-2015	20.25	0.16	1.40	1.56	(0.17)	(2.11)	(2.28)
Year ended 3-31-2014	17.19	0.14	3.33	3.47	(0.12)	(0.29)	(0.41)
Year ended 3-31-2013(8)	15.79	0.01	1.39	1.40	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	18.17	0.15	1.06	1.21	(0.11)	—	(0.11)
Year ended 3-31-2017	17.03	0.22	1.90	2.12	(0.26)	(0.72)	(0.98)
Year ended 3-31-2016	19.58	0.19	(1.04)	(0.85)	(0.15)	(1.55)	(1.70)
Year ended 3-31-2015	20.30	0.23	1.40	1.63	(0.24)	(2.11)	(2.35)
Year ended 3-31-2014	17.23	0.21	3.33	3.54	(0.18)	(0.29)	(0.47)
Year ended 3-31-2013	15.72	0.24	1.50	1.74	(0.23)	—	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

146	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$19.24	6.69%	$138		1.26	%(4)	1.57	%(4)	—%		—%		12%
Year ended 3-31-2017	18.13	12.62	140		1.26		1.20		—		—		54
Year ended 3-31-2016	16.99	-4.65	275		1.25		0.94		—		—		45
Year ended 3-31-2015	19.55	8.19	322		1.24		1.07		—		—		48
Year ended 3-31-2014	20.27	20.70	291		1.27		1.03		—		—		43
Year ended 3-31-2013	17.20	11.06	246		1.28		1.43		—		—		45
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	18.88	6.25	6		2.04	(4)	0.79	(4)	—		—		12
Year ended 3-31-2017	17.81	11.74	7		2.04		0.40		—		—		54
Year ended 3-31-2016	16.68	-5.32	8		2.03		0.17		—		—		45
Year ended 3-31-2015	19.22	7.33	12		2.01		0.30		—		—		48
Year ended 3-31-2014	19.97	19.70	13		2.05		0.25		—		—		43
Year ended 3-31-2013	16.99	10.10	11		2.13		0.60		—		—		45
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	18.99	6.25	36		1.95	(4)	0.88	(4)	—		—		12
Year ended 3-31-2017	17.91	11.93	41		1.93		0.50		—		—		54
Year ended 3-31-2016	16.76	-5.26	44		1.93		0.27		—		—		45
Year ended 3-31-2015	19.31	7.46	54		1.91		0.40		—		—		48
Year ended 3-31-2014	20.05	19.85	47		1.93		0.37		—		—		43
Year ended 3-31-2013	17.05	10.32	39		1.97		0.73		—		—		45
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	19.17	6.73	6		1.14	(4)(10)	1.68	(4)	1.50	(4)	1.32	(4)	12
Year ended 3-31-2017	18.07	12.68	6		1.16		1.25		1.56		0.85		54
Year ended 3-31-2016	16.94	-4.59	5		1.28		0.91		1.56		0.63		45
Year ended 3-31-2015	19.48	8.01	5		1.37		0.94		1.58		0.73		48
Year ended 3-31-2014	20.21	20.52	4		1.37		0.93		1.66		0.64		43
Year ended 3-31-2013	17.16	11.00	4		1.36		1.31		1.80		0.87		45
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	19.31	6.83	171		0.97	(4)	1.86	(4)	—		—		12
Year ended 3-31-2017	18.20	12.90	179		0.95		1.42		—		—		54
Year ended 3-31-2016	17.07	-4.27	22		0.94		1.25		—		—		45
Year ended 3-31-2015	19.61	8.50	23		0.93		1.38		—		—		48
Year ended 3-31-2014	20.33	21.06	19		0.94		1.36		—		—		43
Year ended 3-31-2013	17.25	11.45	15		0.93		1.74		—		—		45
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	19.34	6.91	2		0.81	(4)	2.04	(4)	—		—		12
Year ended 3-31-2017	18.23	13.11	2		0.80		1.55		—		—		54
Year ended 3-31-2016	17.10	-4.16	1		0.79		1.39		—		—		45
Year ended 3-31-2015(6)	19.64	6.76	—	*	0.79	(4)	1.46	(4)	—		—		48	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	19.21	6.50	—	*	1.55	(4)	1.31	(4)	—		—		12
Year ended 3-31-2017	18.12	12.31	1		1.53		0.88		—		—		54
Year ended 3-31-2016	16.97	-4.87	—	*	1.53		0.66		—		—		45
Year ended 3-31-2015	19.53	7.90	—	*	1.52		0.80		—		—		48
Year ended 3-31-2014	20.25	20.29	—	*	1.54		0.76		—		—		43
Year ended 3-31-2013(8)	17.19	8.93	—	*	1.51	(4)	0.23	(4)	—		—		45	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	19.27	6.66	5		1.20	(4)	1.62	(4)	—		—		12
Year ended 3-31-2017	18.17	12.67	6		1.19		1.25		—		—		54
Year ended 3-31-2016	17.03	-4.53	7		1.19		1.01		—		—		45
Year ended 3-31-2015	19.58	8.25	10		1.18		1.13		—		—		48
Year ended 3-31-2014	20.30	20.74	11		1.19		1.11		—		—		43
Year ended 3-31-2013	17.23	11.19	12		1.18		1.51		—		—		45

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Annualized expense ratio based on the period excluding reorganization expenses was 1.13%.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	147

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EMERGING MARKETS EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$16.95	$0.06	$2.98	$3.04	$—	$—	$—
Year ended 3-31-2017	13.59	(0.02)	3.38	3.36	—	—	—
Year ended 3-31-2016	16.04	0.00 *	(2.33)	(2.33)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.04	0.04	1.08	1.12	(0.12)	—	(0.12)
Year ended 3-31-2014	13.88	0.02	1.22	1.24	(0.08)	—	(0.08)
Year ended 3-31-2013	13.98	0.03	(0.03)	0.00	(0.10)	—	(0.10)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	14.01	(0.03)	2.46	2.43	—	—	—
Year ended 3-31-2017	11.34	(0.14)	2.81	2.67	—	—	—
Year ended 3-31-2016	13.48	(0.12)	(1.95)	(2.07)	(0.07)	—	(0.07)
Year ended 3-31-2015	12.66	(0.10)	0.92	0.82	—	—	—
Year ended 3-31-2014	11.78	(0.12)	1.00	0.88	—	—	—
Year ended 3-31-2013	11.92	(0.10)	(0.04)	(0.14)	— *	—	— *
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	14.65	0.00 *	2.56	2.56	—	—	—
Year ended 3-31-2017	11.84	(0.12)	2.93	2.81	—	—	—
Year ended 3-31-2016	14.05	(0.11)	(2.03)	(2.14)	(0.07)	—	(0.07)
Year ended 3-31-2015	13.20	(0.09)	0.95	0.86	(0.01)	—	(0.01)
Year ended 3-31-2014	12.23	(0.07)	1.06	0.99	(0.02)	—	(0.02)
Year ended 3-31-2013	12.36	(0.06)	(0.03)	(0.09)	(0.04)	—	(0.04)
Class E Shares(6)
Six-month period ended 9-30-2017 (unaudited)	17.20	0.09	3.02	3.11	—	—	—
Year ended 3-31-2017	13.76	0.01	3.43	3.44	—	—	—
Year ended 3-31-2016	16.23	0.03	(2.37)	(2.34)	(0.13)	—	(0.13)
Year ended 3-31-2015	15.23	0.05	1.10	1.15	(0.15)	—	(0.15)
Year ended 3-31-2014	14.04	0.06	1.25	1.31	(0.12)	—	(0.12)
Year ended 3-31-2013	14.12	0.09	(0.03)	0.06	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	17.47	0.11	3.07	3.18	—	—	—
Year ended 3-31-2017	13.96	0.03	3.48	3.51	—	—	—
Year ended 3-31-2016	16.45	0.05	(2.40)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015	15.43	0.08	1.11	1.19	(0.17)	—	(0.17)
Year ended 3-31-2014	14.23	0.09	1.26	1.35	(0.15)	—	(0.15)
Year ended 3-31-2013	14.30	0.10	(0.02)	0.08	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	17.56	0.14	3.06	3.20	—	—	—
Year ended 3-31-2017	14.01	0.06	3.49	3.55	—	—	—
Year ended 3-31-2016	16.50	0.06	(2.41)	(2.35)	(0.14)	—	(0.14)
Year ended 3-31-2015(7)	16.41	(0.03)	0.26	0.23	(0.14)	—	(0.14)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	16.83	0.04	2.96	3.00	—	—	—
Year ended 3-31-2017	13.53	(0.07)	3.37	3.30	—	—	—
Year ended 3-31-2016	16.01	(0.05)	(2.32)	(2.37)	(0.11)	—	(0.11)
Year ended 3-31-2015	15.02	(0.02)	1.09	1.07	(0.08)	—	(0.08)
Year ended 3-31-2014	13.87	(0.01)	1.23	1.22	(0.07)	—	(0.07)
Year ended 3-31-2013(9)	14.07	(0.04)	(0.16)	(0.20)	—	—	—
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(11)	17.95	0.03	2.02	2.05	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	17.27	0.08	3.03	3.11	—	—	—
Year ended 3-31-2017	13.84	(0.02)	3.45	3.43	—	—	—
Year ended 3-31-2016	16.33	0.05	(2.42)	(2.37)	(0.12)	—	(0.12)
Year ended 3-31-2015	15.33	0.03	1.10	1.13	(0.13)	—	(0.13)
Year ended 3-31-2014	14.13	0.05	1.26	1.31	(0.11)	—	(0.11)
Year ended 3-31-2013	14.22	0.09	(0.05)	0.04	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	Class is closed to investment.

    .

148	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$19.99	17.94%	$482		1.49	%(4)	0.66	%(4)	—%		—%		22%
Year ended 3-31-2017	16.95	24.72	293		1.55		-0.14		1.68		-0.27		59
Year ended 3-31-2016	13.59	-14.49	360		1.50		0.02		1.67		-0.15		98
Year ended 3-31-2015	16.04	7.48	436		1.50		0.23		1.67		0.06		103
Year ended 3-31-2014	15.04	8.95	536		1.73		0.17		—		—		138
Year ended 3-31-2013	13.88	-0.02	491		1.74		0.25		—		—		142
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	16.44	17.35	5		2.49	(4)	-0.33	(4)	—		—		22
Year ended 3-31-2017	14.01	23.54	4		2.50		-1.10		2.78		-1.38		59
Year ended 3-31-2016	11.34	-15.38	4		2.50		-0.99		2.72		-1.21		98
Year ended 3-31-2015	13.48	6.48	7		2.50		-0.75		2.71		-0.96		103
Year ended 3-31-2014	12.66	7.47	9		3.00		-1.04		—		—		138
Year ended 3-31-2013	11.78	-1.13	8		2.94		-0.88		—		—		142
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	17.21	17.47	68		2.16	(4)	-0.02	(4)	—		—		22
Year ended 3-31-2017	14.65	23.73	37		2.36		-0.96		—		—		59
Year ended 3-31-2016	11.84	-15.20	32		2.35		-0.83		—		—		98
Year ended 3-31-2015	14.05	6.56	35		2.40		-0.66		—		—		103
Year ended 3-31-2014	13.20	8.06	44		2.47		-0.59		—		—		138
Year ended 3-31-2013	12.23	-0.77	16		2.53		-0.48		—		—		142
Class E Shares(6)
Six-month period ended 9-30-2017 (unaudited)	20.31	18.08	—	*	1.23	(4)	0.93	(4)	—		—		22
Year ended 3-31-2017	17.20	25.00	—	*	1.35		0.05		—		—		59
Year ended 3-31-2016	13.76	-14.40	—	*	1.35		0.17		—		—		98
Year ended 3-31-2015	16.23	7.63	—	*	1.34		0.34		—		—		103
Year ended 3-31-2014	15.23	9.35	—	*	1.35		0.44		—		—		138
Year ended 3-31-2013	14.04	0.40	—	*	1.34		0.64		—		—		142
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	20.65	18.20	1,008		0.99	(4)	1.13	(4)	1.13	(4)	0.99	(4)	22
Year ended 3-31-2017	17.47	25.14	465		1.19		0.20		1.23		0.16		59
Year ended 3-31-2016	13.96	-14.30	116		1.22		0.35		—		—		98
Year ended 3-31-2015	16.45	7.78	117		1.23		0.49		—		—		103
Year ended 3-31-2014	15.43	9.52	139		1.22		0.62		—		—		138
Year ended 3-31-2013	14.23	0.55	147		1.22		0.69		—		—		142
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	20.76	18.22	241		0.97	(4)	1.40	(4)	—		—		22
Year ended 3-31-2017	17.56	25.34	18		1.07		0.37		—		—		59
Year ended 3-31-2016	14.01	-14.20	7		1.09		0.43		—		—		98
Year ended 3-31-2015(7)	16.50	1.47	6		1.08	(4)	-0.30	(4)	—		—		103	(8)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	19.83	17.83	18		1.73	(4)	0.43	(4)	—		—		22
Year ended 3-31-2017	16.83	24.39	11		1.82		-0.44		—		—		59
Year ended 3-31-2016	13.53	-14.82	5		1.85		-0.37		—		—		98
Year ended 3-31-2015	16.01	7.13	1		1.83		-0.16		—		—		103
Year ended 3-31-2014	15.02	8.75	1		1.83		-0.05		—		—		138
Year ended 3-31-2013(9)	13.87	-1.35	—	*	1.80	(4)	-1.09	(4)	—		—		142	(10)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(11)	20.00	11.42	—	*	1.21	(4)	0.66	(4)	—		—		22	(12)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	20.38	18.01	42		1.38	(4)	0.80	(4)	—		—		22
Year ended 3-31-2017	17.27	24.78	21		1.50		-0.14		—		—		59
Year ended 3-31-2016	13.84	-14.48	10		1.47		0.33		—		—		98
Year ended 3-31-2015	16.33	7.41	10		1.50		0.20		1.53		0.17		103
Year ended 3-31-2014	15.33	9.19	11		1.47		0.34		—		—		138
Year ended 3-31-2013	14.13	0.31	5		1.47		0.63		—		—		142

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(9)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(10)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(11)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(12)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	149

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$28.53	$0.30	$3.88	$4.18	$—	$—	$—
Year ended 3-31-2017	26.29	0.53	2.07	2.60	(0.36)	—	(0.36)
Year ended 3-31-2016	29.19	0.13	(2.93)	(2.80)	(0.10)	—	(0.10)
Year ended 3-31-2015	29.76	0.17	(0.24)	(0.07)	(0.50)	—	(0.50)
Year ended 3-31-2014	24.70	0.32	4.82	5.14	(0.08)	—	(0.08)
Year ended 3-31-2013	22.89	0.07	1.83	1.90	(0.09)	—	(0.09)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	26.26	0.13	3.56	3.69	—	—	—
Year ended 3-31-2017	24.31	0.12	2.00	2.12	(0.17)	—	(0.17)
Year ended 3-31-2016	27.21	(0.13)	(2.77)	(2.90)	—	—	—
Year ended 3-31-2015	27.66	(0.14)	(0.22)	(0.36)	(0.09)	—	(0.09)
Year ended 3-31-2014	23.16	0.01	4.49	4.50	—	—	—
Year ended 3-31-2013	21.62	(0.15)	1.69	1.54	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	26.94	0.20	3.65	3.85	—	—	—
Year ended 3-31-2017	24.89	0.24	2.06	2.30	(0.25)	—	(0.25)
Year ended 3-31-2016	27.73	(0.06)	(2.78)	(2.84)	—	—	—
Year ended 3-31-2015	28.25	(0.02)	(0.21)	(0.23)	(0.29)	—	(0.29)
Year ended 3-31-2014	23.53	0.16	4.56	4.72	—	—	—
Year ended 3-31-2013	21.86	(0.06)	1.73	1.67	—	—	—
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	28.74	0.36	3.91	4.27	—	—	—
Year ended 3-31-2017	26.46	0.48	2.25	2.73	(0.45)	—	(0.45)
Year ended 3-31-2016	29.36	0.24	(2.98)	(2.74)	(0.16)	—	(0.16)
Year ended 3-31-2015	29.93	0.27	(0.21)	0.06	(0.63)	—	(0.63)
Year ended 3-31-2014	24.84	0.44	4.85	5.29	(0.20)	—	(0.20)
Year ended 3-31-2013	23.02	0.18	1.84	2.02	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	28.78	0.39	3.91	4.30	—	—	—
Year ended 3-31-2017	26.50	0.39	2.37	2.76	(0.48)	—	(0.48)
Year ended 3-31-2016	29.39	0.20	(2.90)	(2.70)	(0.19)	—	(0.19)
Year ended 3-31-2015	29.97	0.32	(0.24)	0.08	(0.66)	—	(0.66)
Year ended 3-31-2014	24.87	0.48	4.85	5.33	(0.23)	—	(0.23)
Year ended 3-31-2013	23.04	0.26	1.81	2.07	(0.24)	—	(0.24)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	28.92	0.29	4.05	4.34	—	—	—
Year ended 3-31-2017	26.62	0.59	2.23	2.82	(0.52)	—	(0.52)
Year ended 3-31-2016	29.51	0.31	(2.98)	(2.67)	(0.22)	—	(0.22)
Year ended 3-31-2015(6)	29.18	0.05	0.85	0.90	(0.57)	—	(0.57)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	28.50	0.28	3.88	4.16	—	—	—
Year ended 3-31-2017	26.27	0.34	2.23	2.57	(0.34)	—	(0.34)
Year ended 3-31-2016	29.18	0.08	(2.93)	(2.85)	(0.06)	—	(0.06)
Year ended 3-31-2015	29.75	0.12	(0.21)	(0.09)	(0.48)	—	(0.48)
Year ended 3-31-2014	24.70	0.31	4.82	5.13	(0.08)	—	(0.08)
Year ended 3-31-2013(8)	24.16	0.00	0.54	0.54	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	28.75	0.33	3.92	4.25	—	—	—
Year ended 3-31-2017	26.46	0.47	2.21	2.68	(0.39)	—	(0.39)
Year ended 3-31-2016	29.38	0.16	(2.95)	(2.79)	(0.13)	—	(0.13)
Year ended 3-31-2015	29.95	0.17	(0.16)	0.01	(0.58)	—	(0.58)
Year ended 3-31-2014	24.86	0.44	4.81	5.25	(0.16)	—	(0.16)
Year ended 3-31-2013	23.04	0.15	1.85	2.00	(0.18)	—	(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

150	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$32.71	14.69%	$80		1.66	%(3)	1.99	%(3)	41%
Year ended 3-31-2017	28.53	9.98	75		1.71		2.00		79
Year ended 3-31-2016	26.29	-9.62	166		1.64		0.46		91
Year ended 3-31-2015	29.19	-0.13	150		1.70		0.57		172
Year ended 3-31-2014	29.76	20.83	163		1.76		1.17		116
Year ended 3-31-2013	24.70	8.31	162		1.81		0.32		71
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	29.95	14.05	1		2.76	(3)	0.95	(3)	41
Year ended 3-31-2017	26.26	8.78	1		2.81		0.48		79
Year ended 3-31-2016	24.31	-10.66	1		2.73		-0.50		91
Year ended 3-31-2015	27.21	-1.27	2		2.90		-0.50		172
Year ended 3-31-2014	27.66	19.43	2		2.91		0.04		116
Year ended 3-31-2013	23.16	7.12	3		2.89		-0.68		71
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	30.79	14.29	7		2.31	(3)	1.38	(3)	41
Year ended 3-31-2017	26.94	9.32	8		2.34		0.94		79
Year ended 3-31-2016	24.89	-10.24	11		2.29		-0.22		91
Year ended 3-31-2015	27.73	-0.75	10		2.35		-0.06		172
Year ended 3-31-2014	28.25	20.06	11		2.37		0.61		116
Year ended 3-31-2013	23.53	7.64	9		2.43		-0.26		71
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	33.01	14.86	—	*	1.31	(3)	2.31	(3)	41
Year ended 3-31-2017	28.74	10.42	—	*	1.33		1.79		79
Year ended 3-31-2016	26.46	-9.37	—	*	1.31		0.84		91
Year ended 3-31-2015	29.36	0.30	—	*	1.31		0.92		172
Year ended 3-31-2014	29.93	21.34	—	*	1.33		1.62		116
Year ended 3-31-2013	24.84	8.83	—	*	1.31		0.79		71
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	33.08	14.94	71		1.23	(3)	2.54	(3)	41
Year ended 3-31-2017	28.78	10.54	92		1.22		1.44		79
Year ended 3-31-2016	26.50	-9.24	43		1.18		0.72		91
Year ended 3-31-2015	29.39	0.38	27		1.21		1.09		172
Year ended 3-31-2014	29.97	21.50	31		1.19		1.76		116
Year ended 3-31-2013	24.87	8.96	37		1.18		1.13		71
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	33.26	15.01	104		1.03	(3)	1.77	(3)	41
Year ended 3-31-2017	28.92	10.71	1		1.06		2.17		79
Year ended 3-31-2016	26.62	-9.11	2		1.04		1.07		91
Year ended 3-31-2015(6)	29.51	3.20	2		1.08	(3)	0.26	(3)	172	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	32.66	14.60	1		1.79	(3)	1.80	(3)	41
Year ended 3-31-2017	28.50	9.88	1		1.81		1.29		79
Year ended 3-31-2016	26.27	-9.77	—	*	1.79		0.28		91
Year ended 3-31-2015	29.18	-0.21	—	*	1.81		0.42		172
Year ended 3-31-2014	29.75	20.73	—	*	1.79		1.15		116
Year ended 3-31-2013(8)	24.70	2.28	—	*	1.74	(3)	0.02	(3)	71	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	33.00	14.78	1		1.44	(3)	2.11	(3)	41
Year ended 3-31-2017	28.75	10.24	1		1.50		1.74		79
Year ended 3-31-2016	26.46	-9.52	1		1.47		0.57		91
Year ended 3-31-2015	29.38	0.15	2		1.47		0.58		172
Year ended 3-31-2014	29.95	21.17	3		1.46		1.57		116
Year ended 3-31-2013	24.86	8.71	1		1.42		0.66		71

(5)	Class share is closed to investment.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	151

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$9.68	$0.15	$0.09	$0.24	$(0.09)	$—	$(0.09)
Year ended 3-31-2017	9.17	0.34	0.37	0.71	(0.20)	—	(0.20)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.06	0.34	(0.49)	(0.15)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.35	(0.19)	0.16	(0.34)	(0.02)	(0.36)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	9.67	0.12	0.08	0.20	(0.05)	—	(0.05)
Year ended 3-31-2017	9.16	0.26	0.38	0.64	(0.13)	—	(0.13)
Year ended 3-31-2016	9.58	0.27	(0.49)	(0.22)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.49)	(0.23)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	9.68	0.11	0.09	0.20	(0.05)	—	(0.05)
Year ended 3-31-2017	9.16	0.26	0.39	0.65	(0.13)	—	(0.13)
Year ended 3-31-2016	9.59	0.27	(0.50)	(0.23)	(0.20)	—	(0.20)
Year ended 3-31-2015	10.06	0.26	(0.48)	(0.22)	(0.25)	—	(0.25)
Year ended 3-31-2014	10.25	0.27	(0.18)	0.09	(0.26)	(0.02)	(0.28)
Year ended 3-31-2013	10.19	0.32	0.11	0.43	(0.34)	(0.03)	(0.37)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	9.68	0.16	0.09	0.25	(0.10)	—	(0.10)
Year ended 3-31-2017	9.16	0.34	0.40	0.74	(0.22)	—	(0.22)
Year ended 3-31-2016	9.59	0.36	(0.49)	(0.13)	(0.30)	—	(0.30)
Year ended 3-31-2015	10.06	0.36	(0.48)	(0.12)	(0.35)	—	(0.35)
Year ended 3-31-2014	10.25	0.37	(0.18)	0.19	(0.36)	(0.02)	(0.38)
Year ended 3-31-2013	10.19	0.42	0.11	0.53	(0.44)	(0.03)	(0.47)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	9.68	0.14	0.11	0.25	(0.10)	—	(0.10)
Year ended 3-31-2017	9.17	0.33	0.40	0.73	(0.22)	—	(0.22)
Year ended 3-31-2016	9.59	0.36	(0.48)	(0.12)	(0.30)	—	(0.30)
Year ended 3-31-2015(6)	10.15	0.24	(0.56)	(0.32)	(0.24)	—	(0.24)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	9.66	0.13	0.09	0.22	(0.07)	—	(0.07)
Year ended 3-31-2017	9.15	0.27	0.39	0.66	(0.15)	—	(0.15)
Year ended 3-31-2016	9.57	0.29	(0.48)	(0.19)	(0.23)	—	(0.23)
Year ended 3-31-2015	10.05	0.29	(0.49)	(0.20)	(0.28)	—	(0.28)
Year ended 3-31-2014	10.24	0.29	(0.18)	0.11	(0.28)	(0.02)	(0.30)
Year ended 3-31-2013(8)	10.17	0.09	0.04	0.13	(0.06)	—	(0.06)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	9.68	0.15	0.09	0.24	(0.09)	—	(0.09)
Year ended 3-31-2017	9.17	0.33	0.38	0.71	(0.20)	—	(0.20)
Year ended 3-31-2016	9.59	0.34	(0.49)	(0.15)	(0.27)	—	(0.27)
Year ended 3-31-2015	10.07	0.34	(0.50)	(0.16)	(0.32)	—	(0.32)
Year ended 3-31-2014	10.26	0.34	(0.18)	0.16	(0.33)	(0.02)	(0.35)
Year ended 3-31-2013	10.20	0.40	0.11	0.51	(0.42)	(0.03)	(0.45)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

152	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$9.83	2.49%	$46		1.01	%(4)(10)	3.10	%(4)	1.34	%(4)	2.77	%(4)	21%
Year ended 3-31-2017	9.68	7.81	47		0.99		3.63		1.33		3.29		20
Year ended 3-31-2016	9.17	-1.54	133		0.99		3.60		1.29		3.30		14
Year ended 3-31-2015	9.59	-1.54	177		0.99		3.39		1.22		3.16		26
Year ended 3-31-2014	10.06	1.65	187		0.99		3.43		1.25		3.17		21
Year ended 3-31-2013	10.26	5.12	174		0.99		3.92		1.24		3.67		26
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	9.82	2.11	2		1.76	(4)(11)	2.36	(4)	2.21	(4)	1.91	(4)	21
Year ended 3-31-2017	9.67	7.01	3		1.74		2.73		2.15		2.32		20
Year ended 3-31-2016	9.16	-2.29	3		1.74		2.84		2.16		2.42		14
Year ended 3-31-2015	9.58	-2.36	5		1.74		2.64		2.10		2.28		26
Year ended 3-31-2014	10.06	0.90	6		1.74		2.67		2.10		2.31		21
Year ended 3-31-2013	10.25	4.34	7		1.74		3.17		2.15		2.76		26
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	9.83	2.10	16		1.77	(4)(12)	2.33	(4)	1.99	(4)	2.11	(4)	21
Year ended 3-31-2017	9.68	7.13	16		1.74		2.72		1.95		2.51		20
Year ended 3-31-2016	9.16	-2.39	20		1.74		2.85		1.91		2.68		14
Year ended 3-31-2015	9.59	-2.26	31		1.74		2.64		1.87		2.51		26
Year ended 3-31-2014	10.06	0.90	33		1.74		2.67		1.88		2.53		21
Year ended 3-31-2013	10.25	4.34	44		1.74		3.18		1.90		3.02		26
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	9.83	2.63	96		0.77	(4)(13)	3.34	(4)	0.99	(4)	3.12	(4)	21
Year ended 3-31-2017	9.68	8.19	88		0.74		3.54		0.95		3.33		20
Year ended 3-31-2016	9.16	-1.39	23		0.74		3.85		0.90		3.69		14
Year ended 3-31-2015	9.59	-1.29	53		0.74		3.65		0.87		3.52		26
Year ended 3-31-2014	10.06	1.91	58		0.74		3.67		0.89		3.52		21
Year ended 3-31-2013	10.25	5.39	59		0.74		4.13		0.89		3.97		26
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	9.83	2.62	26		0.76	(4)(14)	2.99	(4)	0.83	(4)	2.92	(4)	21
Year ended 3-31-2017	9.68	8.06	3		0.75		3.50		0.78		3.47		20
Year ended 3-31-2016	9.17	-1.30	—	*	0.76		3.84		0.76		3.84		14
Year ended 3-31-2015(6)	9.59	-3.23	—	*	0.70	(4)	3.62	(4)	—		—		26	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	9.81	2.24	1		1.50	(4)	2.61	(4)	1.58	(4)	2.53	(4)	21
Year ended 3-31-2017	9.66	7.29	1		1.50		2.90		1.53		2.87		20
Year ended 3-31-2016	9.15	-2.02	—	*	1.49		3.11		1.49		3.11		14
Year ended 3-31-2015	9.57	-2.10	—	*	1.46		2.90		—		—		26
Year ended 3-31-2014	10.05	1.14	—	*	1.48		2.93		—		—		21
Year ended 3-31-2013(8)	10.24	1.30	—	*	1.45	(4)	3.10	(4)	—		—		26	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	9.83	2.49	3		1.02	(4)(15)	3.08	(4)	1.21	(4)	2.89	(4)	21
Year ended 3-31-2017	9.68	7.81	3		0.99		3.43		1.18		3.24		20
Year ended 3-31-2016	9.17	-1.54	3		0.99		3.58		1.16		3.41		14
Year ended 3-31-2015	9.59	-1.63	5		0.99		3.40		1.12		3.27		26
Year ended 3-31-2014	10.07	1.65	8		0.99		3.42		1.13		3.28		21
Year ended 3-31-2013	10.26	5.12	5		0.99		3.94		1.14		3.78		26

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	Annualized expense ratio based on the period excluding reorganization expenses was 0.99%.

(11)	Annualized expense ratio based on the period excluding reorganization expenses was 1.74%.

(12)	Annualized expense ratio based on the period excluding reorganization expenses was 1.74%.

(13)	Annualized expense ratio based on the period excluding reorganization expenses was 0.74%.

(14)	Annualized expense ratio based on the period excluding reorganization expenses was 0.74%.

(15)	Annualized expense ratio based on the period excluding reorganization expenses was 0.99%.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	153

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL EQUITY INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$12.48	$0.21	$1.05	$1.26	$(0.23)	$—	$(0.23)
Year ended 3-31-2017	11.88	0.53	0.50	1.03	(0.43)	—	(0.43)
Year ended 3-31-2016	13.32	0.40	(1.09)	(0.69)	(0.39)	(0.36)	(0.75)
Year ended 3-31-2015	13.27	0.39	0.36	0.75	(0.44)	(0.26)	(0.70)
Year ended 3-31-2014	11.82	0.57	1.44	2.01	(0.46)	(0.10)	(0.56)
Year ended 3-31-2013(5)	10.00	0.35	1.84	2.19	(0.28)	(0.09)	(0.37)
Class B Shares(7)
Six-month period ended 9-30-2017 (unaudited)	12.47	0.17	1.05	1.22	(0.18)	—	(0.18)
Year ended 3-31-2017	11.87	0.35	0.60	0.95	(0.35)	—	(0.35)
Year ended 3-31-2016	13.31	0.32	(1.09)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.32	0.34	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.47	1.46	1.93	(0.37)	(0.10)	(0.47)
Year ended 3-31-2013(5)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.47	0.17	1.05	1.22	(0.18)	—	(0.18)
Year ended 3-31-2017	11.87	0.36	0.59	0.95	(0.35)	—	(0.35)
Year ended 3-31-2016	13.31	0.31	(1.08)	(0.77)	(0.31)	(0.36)	(0.67)
Year ended 3-31-2015	13.27	0.30	0.36	0.66	(0.36)	(0.26)	(0.62)
Year ended 3-31-2014	11.81	0.50	1.44	1.94	(0.38)	(0.10)	(0.48)
Year ended 3-31-2013)(5)	10.00	0.27	1.85	2.12	(0.22)	(0.09)	(0.31)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	12.48	0.24	1.05	1.29	(0.25)	—	(0.25)
Year ended 3-31-2017	11.88	0.39	0.68	1.07	(0.47)	—	(0.47)
Year ended 3-31-2016	13.33	0.45	(1.10)	(0.65)	(0.44)	(0.36)	(0.80)
Year ended 3-31-2015	13.28	0.43	0.37	0.80	(0.49)	(0.26)	(0.75)
Year ended 3-31-2014	11.82	0.61	1.46	2.07	(0.51)	(0.10)	(0.61)
Year ended 3-31-2013(5)	10.00	0.37	1.85	2.22	(0.31)	(0.09)	(0.40)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	12.49	0.24	1.06	1.30	(0.26)	—	(0.26)
Year ended 3-31-2017	11.89	0.48	0.61	1.09	(0.49)	—	(0.49)
Year ended 3-31-2016	13.33	0.47	(1.09)	(0.62)	(0.46)	(0.36)	(0.82)
Year ended 3-31-2015(8)	13.37	0.25	0.27	0.52	(0.30)	(0.26)	(0.56)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	12.48	0.19	1.06	1.25	(0.21)	—	(0.21)
Year ended 3-31-2017	11.88	0.39	0.61	1.00	(0.40)	—	(0.40)
Year ended 3-31-2016	13.32	0.37	(1.09)	(0.72)	(0.36)	(0.36)	(0.72)
Year ended 3-31-2015	13.28	0.36	0.35	0.71	(0.41)	(0.26)	(0.67)
Year ended 3-31-2014	11.82	0.52	1.46	1.98	(0.42)	(0.10)	(0.52)
Year ended 3-31-2013(10)	11.28	0.11	0.46	0.57	(0.03)	—	(0.03)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	12.48	0.22	1.04	1.26	(0.23)	—	(0.23)
Year ended 3-31-2017	11.87	0.44	0.61	1.05	(0.44)	—	(0.44)
Year ended 3-31-2016	13.32	0.42	(1.10)	(0.68)	(0.41)	(0.36)	(0.77)
Year ended 3-31-2015	13.28	0.41	0.35	0.76	(0.46)	(0.26)	(0.72)
Year ended 3-31-2014	11.82	0.58	1.46	2.04	(0.48)	(0.10)	(0.58)
Year ended 3-31-2013(5)	10.00	0.34	1.86	2.20	(0.29)	(0.09)	(0.38)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized

154	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$13.51	10.13%	$67		1.30	%(4)	3.26	%(4)	—%		—%		41%
Year ended 3-31-2017	12.48	8.87	70		1.30		4.45		1.38		4.37		103
Year ended 3-31-2016	11.88	-5.22	248		1.30		3.19		1.36		3.13		73
Year ended 3-31-2015	13.32	5.84	253		1.30		2.94		1.38		2.86		137
Year ended 3-31-2014	13.27	17.46	184		1.30		4.51		1.48		4.33		98
Year ended 3-31-2013(5)	11.82	22.15	59		1.29	(4)	3.82	(4)	1.68	(4)	3.43	(4)	73	(6)
Class B Shares(7)
Six-month period ended 9-30-2017 (unaudited)	13.51	9.87	2		1.94	(4)	2.63	(4)	—		—		41
Year ended 3-31-2017	12.47	8.17	2		1.95		2.88		—		—		103
Year ended 3-31-2016	11.87	-5.84	2		1.94		2.56		—		—		73
Year ended 3-31-2015	13.31	5.08	2		1.98		2.40		—		—		137
Year ended 3-31-2014	13.27	16.68	2		2.04		3.73		2.05		3.72		98
Year ended 3-31-2013(5)	11.81	22.41	1		2.01	(4)	2.89	(4)	2.21	(4)	2.69	(4)	73	(6)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	13.51	9.86	12		1.95	(4)	2.60	(4)	—		—		41
Year ended 3-31-2017	12.47	8.17	12		1.95		2.95		—		—		103
Year ended 3-31-2016	11.87	-5.83	14		1.93		2.51		—		—		73
Year ended 3-31-2015	13.31	5.10	13		1.95		2.28		—		—		137
Year ended 3-31-2014	13.27	16.75	8		1.99		3.91		2.04		3.86		98
Year ended 3-31-2013(5)	11.81	21.46	4		1.95	(4)	2.95	(4)	2.15	(4)	2.75	(4)	73	(6)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	13.52	10.39	219		0.99	(4)	3.61	(4)	—		—		41
Year ended 3-31-2017	12.48	9.26	250		0.94		3.18		0.96		3.16		103
Year ended 3-31-2016	11.88	-4.96	20		0.94		3.57		0.95		3.56		73
Year ended 3-31-2015	13.33	6.22	22		0.94		3.21		0.98		3.17		137
Year ended 3-31-2014	13.28	17.97	15		0.94		4.86		1.06		4.74		98
Year ended 3-31-2013(5)	11.82	22.47	12		0.94	(4)	3.95	(4)	1.29	(4)	3.60	(4)	73	(6)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	13.53	10.48	1		0.82	(4)	3.70	(4)	—		—		41
Year ended 3-31-2017	12.49	9.39	1		0.81		3.99		—		—		103
Year ended 3-31-2016	11.89	-4.74	1		0.81		3.73		—		—		73
Year ended 3-31-2015(8)	13.33	4.05	1		0.83	(4)	2.94	(4)	—		—		137	(9)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	13.52	10.07	—	*	1.57	(4)	2.97	(4)	—		—		41
Year ended 3-31-2017	12.48	8.58	—	*	1.56		3.23		—		—		103
Year ended 3-31-2016	11.88	-5.46	—	*	1.56		2.96		—		—		73
Year ended 3-31-2015	13.32	5.47	—	*	1.58		2.75		—		—		137
Year ended 3-31-2014	13.28	17.11	—	*	1.65		4.11		1.66		4.10		98
Year ended 3-31-2013(10)	11.82	5.05	—	*	1.67	(4)	3.36	(4)	1.87	(4)	3.16	(4)	73	(6)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	13.51	10.19	5		1.19	(4)	3.35	(4)	1.20	(4)	3.34	(4)	41
Year ended 3-31-2017	12.48	9.08	4		1.19		3.67		1.21		3.65		103
Year ended 3-31-2016	11.87	-5.15	4		1.19		3.32		1.22		3.29		73
Year ended 3-31-2015	13.32	5.88	5		1.19		3.11		1.23		3.07		137
Year ended 3-31-2014	13.28	17.68	4		1.19		4.60		1.31		4.48		98
Year ended 3-31-2013(5)	11.82	22.25	4		1.18	(4)	3.70	(4)	1.54	(4)	3.34	(4)	73	(6)

(5)	For the period from June 4, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(7)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(8)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(10)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	155

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$42.67	$0.11	$4.18	$4.29	$—	$—	$—
Year ended 3-31-2017	39.23	0.04	3.40	3.44	—	—	—
Year ended 3-31-2016	42.75	(0.09)	(2.49)	(2.58)	(0.04)	(0.90)	(0.94)
Year ended 3-31-2015	41.15	0.19	1.95	2.14	(0.03)	(0.51)	(0.54)
Year ended 3-31-2014	35.50	0.19	5.92	6.11	(0.46)	—	(0.46)
Year ended 3-31-2013	33.45	0.27	2.07	2.34	(0.29)	—	(0.29)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	36.62	(0.10)	3.58	3.48	—	—	—
Year ended 3-31-2017	34.07	(0.45)	3.00	2.55	—	—	—
Year ended 3-31-2016	37.61	(0.44)	(2.20)	(2.64)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.59	(0.15)	1.68	1.53	—	(0.51)	(0.51)
Year ended 3-31-2014	31.63	(0.16)	5.25	5.09	(0.13)	—	(0.13)
Year ended 3-31-2013	29.88	(0.05)	1.84	1.79	(0.04)	—	(0.04)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	36.98	(0.04)	3.61	3.57	—	—	—
Year ended 3-31-2017	34.26	(0.29)	3.01	2.72	—	—	—
Year ended 3-31-2016	37.68	(0.34)	(2.18)	(2.52)	—	(0.90)	(0.90)
Year ended 3-31-2015	36.57	(0.09)	1.71	1.62	—	(0.51)	(0.51)
Year ended 3-31-2014	31.61	(0.08)	5.22	5.14	(0.18)	—	(0.18)
Year ended 3-31-2013	29.85	(0.02)	1.83	1.81	(0.05)	—	(0.05)
Class E Shares(9)
Six-month period ended 9-30-2017 (unaudited)	42.94	0.16	4.21	4.37	—	—	—
Year ended 3-31-2017	39.38	0.07	3.49	3.56	—	—	—
Year ended 3-31-2016	42.83	0.02	(2.50)	(2.48)	(0.07)	(0.90)	(0.97)
Year ended 3-31-2015	41.19	0.31	1.94	2.25	(0.10)	(0.51)	(0.61)
Year ended 3-31-2014	35.53	0.32	5.89	6.21	(0.55)	—	(0.55)
Year ended 3-31-2013	33.52	0.35	2.07	2.42	(0.41)	—	(0.41)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	43.44	0.20	4.25	4.45	—	—	—
Year ended 3-31-2017	39.81	0.04	3.59	3.63	—	—	—
Year ended 3-31-2016	43.24	0.05	(2.49)	(2.44)	(0.09)	(0.90)	(0.99)
Year ended 3-31-2015	41.57	0.35	1.96	2.31	(0.13)	(0.51)	(0.64)
Year ended 3-31-2014	35.85	0.40	5.92	6.32	(0.60)	—	(0.60)
Year ended 3-31-2013	33.84	0.33	2.16	2.49	(0.48)	—	(0.48)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	43.64	0.16	4.34	4.50	—	—	—
Year ended 3-31-2017	39.92	0.10	3.62	3.72	—	—	—
Year ended 3-31-2016	43.32	0.13	(2.52)	(2.39)	(0.11)	(0.90)	(1.01)
Year ended 3-31-2015(5)	42.56	0.15	1.22	1.37	(0.10)	(0.51)	(0.61)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	42.41	0.05	4.15	4.20	—	—	—
Year ended 3-31-2017	39.08	(0.14)	3.47	3.33	—	—	—
Year ended 3-31-2016	42.64	(0.20)	(2.46)	(2.66)	—	(0.90)	(0.90)
Year ended 3-31-2015	41.11	0.01	2.03	2.04	—	(0.51)	(0.51)
Year ended 3-31-2014	35.48	0.13	5.88	6.01	(0.38)	—	(0.38)
Year ended 3-31-2013(7)	34.77	0.01	0.70	0.71	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	42.86	0.15	4.17	4.32	—	—	—
Year ended 3-31-2017	39.37	0.00 *	3.49	3.49	—	—	—
Year ended 3-31-2016	42.86	(0.05)	(2.49)	(2.54)	(0.05)	(0.90)	(0.95)
Year ended 3-31-2015	41.23	0.24	1.96	2.20	(0.06)	(0.51)	(0.57)
Year ended 3-31-2014	35.57	0.30	5.87	6.17	(0.51)	—	(0.51)
Year ended 3-31-2013	33.54	0.27	2.10	2.37	(0.34)	—	(0.34)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

156	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$46.96	10.06%	$119		1.42	%(3)	0.51	%(3)	35%
Year ended 3-31-2017	42.67	8.77	115		1.48		0.11		66
Year ended 3-31-2016	39.23	-6.12	375		1.47		-0.22		51
Year ended 3-31-2015	42.75	5.26	409		1.45		0.47		61
Year ended 3-31-2014	41.15	17.26	340		1.49		0.50		46
Year ended 3-31-2013	35.50	7.04	198		1.48		0.80		40
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	40.10	9.50	2		2.48	(3)	-0.50	(3)	35
Year ended 3-31-2017	36.62	7.48	2		2.67		-1.30		66
Year ended 3-31-2016	34.07	-7.12	3		2.52		-1.22		51
Year ended 3-31-2015	37.61	4.25	4		2.43		-0.40		61
Year ended 3-31-2014	36.59	16.13	5		2.47		-0.46		46
Year ended 3-31-2013	31.63	5.95	4		2.47		-0.16		40
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	40.55	9.66	25		2.16	(3)	-0.21	(3)	35
Year ended 3-31-2017	36.98	7.94	25		2.21		-0.84		66
Year ended 3-31-2016	34.26	-6.79	25		2.22		-0.96		51
Year ended 3-31-2015	37.68	4.51	26		2.21		-0.25		61
Year ended 3-31-2014	36.57	16.30	28		2.31		-0.23		46
Year ended 3-31-2013	31.61	6.03	24		2.39		-0.07		40
Class E Shares(9)
Six-month period ended 9-30-2017 (unaudited)	47.31	10.20	—	*	1.21	(3)	0.72	(3)	35
Year ended 3-31-2017	42.94	9.04	—	*	1.21		0.17		66
Year ended 3-31-2016	39.38	-5.87	—	*	1.20		0.05		51
Year ended 3-31-2015	42.83	5.55	—	*	1.21		0.74		61
Year ended 3-31-2014	41.19	17.58	—	*	1.22		0.84		46
Year ended 3-31-2013	35.53	7.27	—	*	1.25		1.04		40
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	47.89	10.24	253		1.12	(3)	0.85	(3)	35
Year ended 3-31-2017	43.44	9.12	270		1.11		0.10		66
Year ended 3-31-2016	39.81	-5.73	78		1.09		0.13		51
Year ended 3-31-2015	43.24	5.66	77		1.09		0.84		61
Year ended 3-31-2014	41.57	17.73	66		1.11		1.02		46
Year ended 3-31-2013	35.85	7.38	48		1.13		0.96		40
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	48.14	10.31	29		0.95	(3)	0.67	(3)	35
Year ended 3-31-2017	43.64	9.32	7		0.95		0.24		66
Year ended 3-31-2016	39.92	-5.61	3		0.94		0.31		51
Year ended 3-31-2015(5)	43.32	3.31	3		0.95	(3)	0.55	(3)	61	(6)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	46.61	9.90	2		1.70	(3)	0.22	(3)	35
Year ended 3-31-2017	42.41	8.52	2		1.69		-0.35		66
Year ended 3-31-2016	39.08	-6.32	2		1.68		-0.50		51
Year ended 3-31-2015	42.64	5.03	1		1.69		0.02		61
Year ended 3-31-2014	41.11	17.01	—	*	1.70		0.33		46
Year ended 3-31-2013(7)	35.48	2.04	—	*	1.70	(3)	0.15	(3)	40	(8)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	47.18	10.08	10		1.36	(3)	0.66	(3)	35
Year ended 3-31-2017	42.86	8.86	14		1.36		0.00		66
Year ended 3-31-2016	39.37	-6.00	17		1.36		-0.13		51
Year ended 3-31-2015	42.86	5.40	11		1.35		0.57		61
Year ended 3-31-2014	41.23	17.38	11		1.38		0.79		46
Year ended 3-31-2013	35.57	7.14	13		1.39		0.81		40

(5)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Class is closed to investment.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	157

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL INCOME ALLOCATION FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$14.93	$0.40	$0.29	$0.69	$(0.34)	$—	$(0.34)
Year ended 3-31-2017	13.96	0.64	0.88	1.52	(0.55)	—	(0.55)
Year ended 3-31-2016	15.42	0.59	(1.46)	(0.87)	(0.59)	—	(0.59)
Year ended 3-31-2015	15.58	0.62	(0.18)	0.44	(0.60)	—	(0.60)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	14.66	0.32	0.29	0.61	(0.28)	—	(0.28)
Year ended 3-31-2017	13.72	0.45	0.92	1.37	(0.43)	—	(0.43)
Year ended 3-31-2016	15.15	0.46	(1.43)	(0.97)	(0.46)	—	(0.46)
Year ended 3-31-2015	15.32	0.48	(0.18)	0.30	(0.47)	—	(0.47)
Year ended 3-31-2014	14.55	0.52	0.70	1.22	(0.45)	—	(0.45)
Year ended 3-31-2013	14.29	0.48	0.32	0.80	(0.54)	—	(0.54)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	14.75	0.34	0.29	0.63	(0.29)	—	(0.29)
Year ended 3-31-2017	13.80	0.48	0.94	1.42	(0.47)	—	(0.47)
Year ended 3-31-2016	15.24	0.49	(1.43)	(0.94)	(0.50)	—	(0.50)
Year ended 3-31-2015	15.41	0.51	(0.18)	0.33	(0.50)	—	(0.50)
Year ended 3-31-2014	14.64	0.57	0.70	1.27	(0.50)	—	(0.50)
Year ended 3-31-2013	14.38	0.52	0.32	0.84	(0.58)	—	(0.58)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	14.94	0.39	0.29	0.68	(0.34)	—	(0.34)
Year ended 3-31-2017	13.97	0.55	0.97	1.52	(0.55)	—	(0.55)
Year ended 3-31-2016	15.42	0.58	(1.45)	(0.87)	(0.58)	—	(0.58)
Year ended 3-31-2015	15.58	0.62	(0.19)	0.43	(0.59)	—	(0.59)
Year ended 3-31-2014	14.79	0.68	0.70	1.38	(0.59)	—	(0.59)
Year ended 3-31-2013	14.52	0.62	0.33	0.95	(0.68)	—	(0.68)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	15.06	0.42	0.30	0.72	(0.37)	—	(0.37)
Year ended 3-31-2017	14.08	0.57	1.01	1.58	(0.60)	—	(0.60)
Year ended 3-31-2016	15.54	0.64	(1.46)	(0.82)	(0.64)	—	(0.64)
Year ended 3-31-2015	15.70	0.67	(0.17)	0.50	(0.66)	—	(0.66)
Year ended 3-31-2014	14.90	0.74	0.71	1.45	(0.65)	—	(0.65)
Year ended 3-31-2013	14.62	0.70	0.32	1.02	(0.74)	—	(0.74)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	15.07	0.43	0.31	0.74	(0.38)	—	(0.38)
Year ended 3-31-2017	14.09	0.65	0.95	1.60	(0.62)	—	(0.62)
Year ended 3-31-2016	15.55	0.67	(1.47)	(0.80)	(0.66)	—	(0.66)
Year ended 3-31-2015(6)	15.95	0.45	(0.40)	0.05	(0.45)	—	(0.45)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)(4)	14.93	0.37	0.29	0.66	(0.32)	—	(0.32)
Year ended 3-31-2017	13.96	0.52	0.97	1.49	(0.52)	—	(0.52)
Year ended 3-31-2016	15.41	0.56	(1.46)	(0.90)	(0.55)	—	(0.55)
Year ended 3-31-2015	15.57	0.59	(0.18)	0.41	(0.57)	—	(0.57)
Year ended 3-31-2014	14.79	0.64	0.70	1.34	(0.56)	—	(0.56)
Year ended 3-31-2013(8)	14.37	0.15	0.32	0.47	(0.05)	—	(0.05)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	15.00	0.40	0.30	0.70	(0.35)	—	(0.35)
Year ended 3-31-2017	14.02	0.58	0.97	1.55	(0.57)	—	(0.57)
Year ended 3-31-2016	15.48	0.63	(1.49)	(0.86)	(0.60)	—	(0.60)
Year ended 3-31-2015	15.64	0.67	(0.21)	0.46	(0.62)	—	(0.62)
Year ended 3-31-2014	14.85	0.71	0.70	1.41	(0.62)	—	(0.62)
Year ended 3-31-2013	14.57	0.62	0.36	0.98	(0.70)	—	(0.70)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

158	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$15.28	4.65%	$203		1.25	%(4)	5.19	%(4)	—%		—%		25%
Year ended 3-31-2017	14.93	11.19	212		1.28		4.50		—		—		70
Year ended 3-31-2016	13.96	-5.74	623		1.28		4.09		—		—		53
Year ended 3-31-2015	15.42	2.87	653		1.29		4.00		—		—		69
Year ended 3-31-2014	15.58	9.60	494		1.35		4.52		1.35		4.52		92
Year ended 3-31-2013	14.79	6.84	308		1.35		4.38		1.51		4.22		109
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	14.99	4.16	3		2.13	(4)	4.34	(4)	—		—		25
Year ended 3-31-2017	14.66	10.23	4		2.15		3.17		—		—		70
Year ended 3-31-2016	13.72	-6.51	4		2.17		3.24		—		—		53
Year ended 3-31-2015	15.15	1.95	5		2.18		3.12		—		—		69
Year ended 3-31-2014	15.32	8.53	6		2.27		3.54		—		—		92
Year ended 3-31-2013	14.55	5.90	7		2.31		3.48		2.54		3.25		109
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	15.09	4.31	43		1.89	(4)	4.56	(4)	—		—		25
Year ended 3-31-2017	14.75	10.50	48		1.90		3.41		—		—		70
Year ended 3-31-2016	13.80	-6.26	52		1.90		3.45		—		—		53
Year ended 3-31-2015	15.24	2.18	50		1.91		3.34		—		—		69
Year ended 3-31-2014	15.41	8.86	28		1.99		3.82		1.99		3.82		92
Year ended 3-31-2013	14.64	6.13	25		2.02		3.70		2.12		3.60		109
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	15.28	4.56	3		1.32	(4)	5.10	(4)	1.47	(4)	4.95	(4)	25
Year ended 3-31-2017	14.94	11.13	3		1.33		3.86		1.56		3.63		70
Year ended 3-31-2016	13.97	-5.73	3		1.33		4.03		1.60		3.76		53
Year ended 3-31-2015	15.42	2.82	3		1.33		3.97		1.61		3.69		69
Year ended 3-31-2014	15.58	9.56	3		1.33		4.51		1.70		4.14		92
Year ended 3-31-2013	14.79	6.94	2		1.33		4.42		2.03		3.72		109
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	15.41	4.79	406		0.94	(4)	5.51	(4)	—		—		25
Year ended 3-31-2017	15.06	11.54	454		0.94		3.90		—		—		70
Year ended 3-31-2016	14.08	-5.35	62		0.92		4.39		—		—		53
Year ended 3-31-2015	15.54	3.22	48		0.92		4.28		—		—		69
Year ended 3-31-2014	15.70	10.07	39		0.93		4.90		0.94		4.89		92
Year ended 3-31-2013	14.90	7.33	30		0.91		4.98		1.03		4.86		109
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	15.43	4.87	32		0.78	(4)	5.45	(4)	—		—		25
Year ended 3-31-2017	15.07	11.70	2		0.78		4.48		—		—		70
Year ended 3-31-2016	14.09	-5.21	2		0.78		4.58		—		—		53
Year ended 3-31-2015(6)	15.55	0.36	2		0.78	(4)	4.40	(4)	—		—		69	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	15.27	4.45	—	*	1.53	(4)	4.90	(4)	—		—		25
Year ended 3-31-2017	14.93	10.92	—	*	1.52		3.62		—		—		70
Year ended 3-31-2016	13.96	-5.90	—	*	1.52		3.87		—		—		53
Year ended 3-31-2015	15.41	2.64	—	*	1.51		3.80		—		—		69
Year ended 3-31-2014	15.57	9.32	—	*	1.55		4.28		—		—		92
Year ended 3-31-2013(8)	14.79	3.30	—	*	1.52	(4)	3.73	(4)	1.53	(4)	3.72	(4)	109	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	15.35	4.69	3		1.17	(4)	5.19	(4)	1.17	(4)	5.19	(4)	25
Year ended 3-31-2017	15.00	11.33	3		1.17		4.02		1.18		4.01		70
Year ended 3-31-2016	14.02	-5.61	2		1.17		4.28		1.18		4.27		53
Year ended 3-31-2015	15.48	2.97	3		1.17		4.29		1.18		4.28		69
Year ended 3-31-2014	15.64	9.77	7		1.17		4.68		1.19		4.66		92
Year ended 3-31-2013	14.85	7.08	5		1.17		4.40		1.29		4.28		109

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	159

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$1.00	$0.00	*	$0.00		$0.00	*	$—	*	$—		$—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2014	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2013	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017..

160	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$1.00	0.11%	$131	0.80	%(4)	0.21	%(4)	—%		—%
Year ended 3-31-2017	1.00	0.03	184	0.60		0.03		0.63		0.00
Year ended 3-31-2016	1.00	0.02	167	0.30		0.02		0.61		-0.29
Year ended 3-31-2015	1.00	0.02	119	0.17		0.02		0.68		-0.49
Year ended 3-31-2014	1.00	0.02	137	0.20		0.02		0.69		-0.47
Year ended 3-31-2013	1.00	0.02	128	0.31		0.02		0.67		-0.34
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	1.00	0.01	4	0.99	(4)	0.01	(4)	1.75	(4)	-0.75	(4)
Year ended 3-31-2017	1.00	0.01	5	0.61		0.02		1.71		-1.08
Year ended 3-31-2016	1.00	0.02	6	0.30		0.02		1.65		-1.33
Year ended 3-31-2015	1.00	0.02	4	0.17		0.02		1.73		-1.54
Year ended 3-31-2014	1.00	0.02	7	0.20		0.02		1.74		-1.52
Year ended 3-31-2013	1.00	0.02	8	0.31		0.02		1.70		-1.37
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	1.00	0.01	22	1.00	(4)	0.01	(4)	1.73	(4)	-0.72	(4)
Year ended 3-31-2017	1.00	0.01	29	0.61		0.02		1.61		-0.98
Year ended 3-31-2016	1.00	0.02	44	0.30		0.02		1.57		-1.25
Year ended 3-31-2015	1.00	0.02	32	0.17		0.02		1.62		-1.43
Year ended 3-31-2014	1.00	0.02	34	0.20		0.02		1.63		-1.41
Year ended 3-31-2013	1.00	0.02	35	0.31		0.02		1.65		-1.32
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	1.00	0.10	6	0.82	(4)	0.19	(4)	—		—
Year ended 3-31-2017	1.00	0.01	6	0.61		0.02		0.70		-0.07
Year ended 3-31-2016	1.00	0.02	7	0.29		0.02		0.68		-0.37
Year ended 3-31-2015	1.00	0.02	6	0.17		0.02		0.74		-0.55
Year ended 3-31-2014	1.00	0.02	6	0.20		0.02		0.73		-0.51
Year ended 3-31-2013	1.00	0.02	5	0.31		0.02		0.75		-0.42
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	1.00	0.13	4	0.60	(4)	0.64	(4)	—		—

See Accompanying Notes to Financial Statements

2017	SEMIANNUAL REPORT	161

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$7.60	$0.27	$0.02	$0.29	$(0.27)	$—	$(0.27)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	7.60	0.24	0.02	0.26	(0.24)	—	(0.24)
Year ended 3-31-2017	6.91	0.49	0.68	1.17	(0.48)	—	(0.48)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.17	0.69	(0.53)	(0.13)	(0.66)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.25	0.02	0.27	(0.25)	—	(0.25)
Year ended 3-31-2017	6.91	0.50	0.68	1.18	(0.49)	—	(0.49)
Year ended 3-31-2016	8.09	0.53	(1.19)	(0.66)	(0.52)	—	(0.52)
Year ended 3-31-2015	8.75	0.51	(0.52)	(0.01)	(0.51)	(0.14)	(0.65)
Year ended 3-31-2014	8.72	0.52	0.18	0.70	(0.54)	(0.13)	(0.67)
Year ended 3-31-2013	8.30	0.57	0.52	1.09	(0.57)	(0.10)	(0.67)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.26	0.02	0.28	(0.26)	—	(0.26)
Year ended 3-31-2017	6.91	0.53	0.68	1.21	(0.52)	—	(0.52)
Year ended 3-31-2016	8.09	0.56	(1.19)	(0.63)	(0.55)	—	(0.55)
Year ended 3-31-2015	8.75	0.54	(0.51)	0.03	(0.55)	(0.14)	(0.69)
Year ended 3-31-2014	8.72	0.55	0.17	0.72	(0.56)	(0.13)	(0.69)
Year ended 3-31-2013	8.30	0.59	0.52	1.11	(0.59)	(0.10)	(0.69)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.28	0.02	0.30	(0.28)	—	(0.28)
Year ended 3-31-2017	6.91	0.56	0.69	1.25	(0.56)	—	(0.56)
Year ended 3-31-2016	8.09	0.60	(1.19)	(0.59)	(0.59)	—	(0.59)
Year ended 3-31-2015	8.75	0.59	(0.52)	0.07	(0.59)	(0.14)	(0.73)
Year ended 3-31-2014	8.72	0.60	0.18	0.78	(0.62)	(0.13)	(0.75)
Year ended 3-31-2013	8.30	0.65	0.52	1.17	(0.65)	(0.10)	(0.75)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.29	0.02	0.31	(0.29)	—	(0.29)
Year ended 3-31-2017	6.91	0.59	0.67	1.26	(0.57)	—	(0.57)
Year ended 3-31-2016	8.09	0.60	(1.18)	(0.58)	(0.60)	—	(0.60)
Year ended 3-31-2015(6)	8.63	0.40	(0.40)	0.00 *	(0.40)	(0.14)	(0.54)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.26	0.02	0.28	(0.26)	—	(0.26)
Year ended 3-31-2017	6.91	0.52	0.68	1.20	(0.51)	—	(0.51)
Year ended 3-31-2016	8.09	0.55	(1.19)	(0.64)	(0.54)	—	(0.54)
Year ended 3-31-2015	8.75	0.54	(0.52)	0.02	(0.54)	(0.14)	(0.68)
Year ended 3-31-2014	8.72	0.52	0.21	0.73	(0.57)	(0.13)	(0.70)
Year ended 3-31-2013(8)	8.54	0.16	0.17	0.33	(0.15)	—	(0.15)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(10)	7.62	0.12	0.00 *	0.12	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	7.60	0.27	0.02	0.29	(0.27)	—	(0.27)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)
Year ended 3-31-2016	8.09	0.58	(1.19)	(0.61)	(0.57)	—	(0.57)
Year ended 3-31-2015	8.75	0.57	(0.52)	0.05	(0.57)	(0.14)	(0.71)
Year ended 3-31-2014	8.72	0.58	0.18	0.76	(0.60)	(0.13)	(0.73)
Year ended 3-31-2013	8.30	0.63	0.52	1.15	(0.63)	(0.10)	(0.73)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

162	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$7.62	3.90%	$1,221		0.95	%(4)	7.15	%(4)	—%		—%		20%
Year ended 3-31-2017	7.60	18.34	1,250		0.97		7.51		—		—		35
Year ended 3-31-2016	6.91	-7.75	1,865		0.96		7.71		—		—		29
Year ended 3-31-2015	8.09	0.62	2,920		0.94		6.70		—		—		44
Year ended 3-31-2014	8.75	9.09	4,151		0.93		6.68		—		—		75
Year ended 3-31-2013	8.72	14.50	3,080		0.93		7.42		—		—		68
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	7.62	3.50	70		1.72	(4)	6.39	(4)	—		—		20
Year ended 3-31-2017	7.60	17.46	79		1.72		6.72		—		—		35
Year ended 3-31-2016	6.91	-8.43	84		1.70		6.98		—		—		29
Year ended 3-31-2015	8.09	-0.13	133		1.67		5.98		—		—		44
Year ended 3-31-2014	8.75	8.28	165		1.68		5.96		—		—		75
Year ended 3-31-2013	8.72	13.64	152		1.69		6.65		—		—		68
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	3.53	903		1.67	(4)	6.43	(4)	—		—		20
Year ended 3-31-2017	7.60	17.51	970		1.67		6.77		—		—		35
Year ended 3-31-2016	6.91	-8.40	1,025		1.66		7.02		—		—		29
Year ended 3-31-2015	8.09	-0.07	1,618		1.64		6.02		—		—		44
Year ended 3-31-2014	8.75	8.32	1,919		1.64		5.98		—		—		75
Year ended 3-31-2013	8.72	13.71	1,501		1.64		6.70		—		—		68
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	3.77	10		1.19	(4)(12)	6.90	(4)	1.26	(4)	6.83	(4)	20
Year ended 3-31-2017	7.60	18.08	10		1.19		7.22		1.28		7.13		35
Year ended 3-31-2016	6.91	-8.01	8		1.23		7.47		1.30		7.40		29
Year ended 3-31-2015	8.09	0.30	10		1.26		6.42		—		—		44
Year ended 3-31-2014	8.75	8.69	10		1.27		6.34		—		—		75
Year ended 3-31-2013	8.72	13.96	8		1.36		6.99		1.38		6.97		68
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	4.02	1,708		0.72	(4)	7.37	(4)	—		—		20
Year ended 3-31-2017	7.60	18.64	1,737		0.71		7.69		—		—		35
Year ended 3-31-2016	6.91	-7.52	1,266		0.70		7.94		—		—		29
Year ended 3-31-2015	8.09	0.88	2,523		0.69		6.91		—		—		44
Year ended 3-31-2014	8.75	9.36	4,075		0.69		6.90		—		—		75
Year ended 3-31-2013	8.72	14.77	2,513		0.70		7.64		—		—		68
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	4.11	66		0.57	(4)	7.50	(4)	—		—		20
Year ended 3-31-2017	7.60	18.83	34		0.56		8.04		—		—		35
Year ended 3-31-2016	6.91	-7.35	55		0.56		8.36		—		—		29
Year ended 3-31-2015(6)	8.09	0.13	13		0.54	(4)	7.47	(4)	—		—		44	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	3.71	68		1.30	(4)	6.79	(4)	—		—		20
Year ended 3-31-2017	7.60	17.94	70		1.31		7.05		—		—		35
Year ended 3-31-2016	6.91	-8.07	62		1.30		7.44		—		—		29
Year ended 3-31-2015	8.09	0.31	58		1.29		6.45		—		—		44
Year ended 3-31-2014	8.75	8.71	30		1.28		6.00		—		—		75
Year ended 3-31-2013(8)	8.72	3.94	—	*	1.27	(4)	6.61	(4)	—		—		68	(9)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(10)	7.62	1.64	—	*	0.81	(4)	6.61	(4)	—		—		20	(11)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	7.62	3.91	359		0.95	(4)	7.15	(4)	0.97	(4)	7.13	(4)	20
Year ended 3-31-2017	7.60	18.33	396		0.96		7.46		—		—		35
Year ended 3-31-2016	6.91	-7.76	406		0.95		7.69		0.95		7.69		29
Year ended 3-31-2015	8.09	0.64	740		0.94		6.69		0.95		6.68		44
Year ended 3-31-2014	8.75	9.09	1,129		0.93		6.67		0.94		6.66		75
Year ended 3-31-2013	8.72	14.50	835		0.93		7.41		0.95		7.39		68

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(11)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(12)	Annualized expense ratio based on the period excluding reorganization expenses was 1.11%.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	163

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$17.97	$0.18	$1.45	$1.63	$—	$—	$—
Year ended 3-31-2017	15.97	0.30	1.96	2.26	(0.26)	—	(0.26)
Year ended 3-31-2016	17.88	0.20	(1.97)	(1.77)	(0.14)	—	(0.14)
Year ended 3-31-2015	19.04	0.19	0.67	0.86	(0.23)	(1.79)	(2.02)
Year ended 3-31-2014	15.98	0.18	3.24	3.42	(0.35)	(0.01)	(0.36)
Year ended 3-31-2013	15.26	0.21	0.73	0.94	(0.22)	—	(0.22)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	15.98	0.09	1.29	1.38	—	—	—
Year ended 3-31-2017	14.24	0.07	1.80	1.87	(0.13)	—	(0.13)
Year ended 3-31-2016	15.97	0.05	(1.76)	(1.71)	(0.02)	—	(0.02)
Year ended 3-31-2015	17.23	0.03	0.59	0.62	(0.09)	(1.79)	(1.88)
Year ended 3-31-2014	14.49	0.04	2.93	2.97	(0.22)	(0.01)	(0.23)
Year ended 3-31-2013	13.86	0.07	0.66	0.73	(0.10)	—	(0.10)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.02	0.10	1.30	1.40	—	—	—
Year ended 3-31-2017	14.27	0.11	1.81	1.92	(0.17)	—	(0.17)
Year ended 3-31-2016	16.00	0.06	(1.75)	(1.69)	(0.04)	—	(0.04)
Year ended 3-31-2015	17.25	0.05	0.61	0.66	(0.12)	(1.79)	(1.91)
Year ended 3-31-2014	14.51	0.07	2.93	3.00	(0.25)	(0.01)	(0.26)
Year ended 3-31-2013	13.88	0.11	0.65	0.76	(0.13)	—	(0.13)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	18.09	0.18	1.46	1.64	—	—	—
Year ended 3-31-2017	16.08	0.22	2.04	2.26	(0.25)	—	(0.25)
Year ended 3-31-2016	17.99	0.17	(1.97)	(1.80)	(0.11)	—	(0.11)
Year ended 3-31-2015	19.14	0.16	0.68	0.84	(0.20)	(1.79)	(1.99)
Year ended 3-31-2014	16.07	0.16	3.25	3.41	(0.33)	(0.01)	(0.34)
Year ended 3-31-2013	15.33	0.20	0.75	0.95	(0.21)	—	(0.21)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	18.07	0.21	1.47	1.68	—	—	—
Year ended 3-31-2017	16.07	0.26	2.06	2.32	(0.32)	—	(0.32)
Year ended 3-31-2016	17.99	0.24	(1.97)	(1.73)	(0.19)	—	(0.19)
Year ended 3-31-2015	19.15	0.25	0.68	0.93	(0.30)	(1.79)	(2.09)
Year ended 3-31-2014	16.07	0.25	3.25	3.50	(0.41)	(0.01)	(0.42)
Year ended 3-31-2013	15.33	0.27	0.75	1.02	(0.28)	—	(0.28)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	18.13	0.17	1.53	1.70	—	—	—
Year ended 3-31-2017	16.11	0.29	2.07	2.36	(0.34)	—	(0.34)
Year ended 3-31-2016	18.04	0.23	(1.94)	(1.71)	(0.22)	—	(0.22)
Year ended 3-31-2015(6)	20.09	0.13	(0.12)	0.01	(0.27)	(1.79)	(2.06)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	17.96	0.13	1.48	1.61	—	—	—
Year ended 3-31-2017	15.97	0.17	2.04	2.21	(0.22)	—	(0.22)
Year ended 3-31-2016	17.87	0.13	(1.94)	(1.81)	(0.09)	—	(0.09)
Year ended 3-31-2015	19.03	0.10	0.71	0.81	(0.18)	(1.79)	(1.97)
Year ended 3-31-2014	15.98	0.11	3.26	3.37	(0.31)	(0.01)	(0.32)
Year ended 3-31-2013(8)	15.40	0.04	0.54	0.58	—	—	—
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(10)	18.96	0.03	0.62	0.65	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	18.09	0.18	1.47	1.65	—	—	—
Year ended 3-31-2017	16.08	0.26	2.02	2.28	(0.27)	—	(0.27)
Year ended 3-31-2016	18.00	0.21	(1.98)	(1.77)	(0.15)	—	(0.15)
Year ended 3-31-2015	19.16	0.18	0.70	0.88	(0.25)	(1.79)	(2.04)
Year ended 3-31-2014	16.08	0.21	3.25	3.46	(0.37)	(0.01)	(0.38)
Year ended 3-31-2013	15.35	0.24	0.73	0.97	(0.24)	—	(0.24)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

164	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$19.60	9.13%	$658		1.26	%(4)	1.87	%(4)	—%		—%		38%
Year ended 3-31-2017	17.97	14.31	564		1.29		1.78		—		—		80
Year ended 3-31-2016	15.97	-9.95	1,532		1.31		1.15		—		—		62
Year ended 3-31-2015	17.88	4.98	1,383		1.35		0.99		—		—		87
Year ended 3-31-2014	19.04	21.42	1,028		1.40		1.01		—		—		87
Year ended 3-31-2013	15.98	6.30	694		1.46		1.43		—		—		81
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	17.36	8.64	9		2.15	(4)	1.12	(4)	—		—		38
Year ended 3-31-2017	15.98	13.20	9		2.22		0.45		—		—		80
Year ended 3-31-2016	14.24	-10.70	10		2.20		0.31		—		—		62
Year ended 3-31-2015	15.97	4.02	13		2.20		0.17		—		—		87
Year ended 3-31-2014	17.23	20.47	13		2.22		0.26		—		—		87
Year ended 3-31-2013	14.49	5.37	12		2.35		0.56		—		—		81
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	17.42	8.74	244		1.93	(4)	1.24	(4)	—		—		38
Year ended 3-31-2017	16.02	13.51	220		1.97		0.72		—		—		80
Year ended 3-31-2016	14.27	-10.54	253		1.98		0.40		—		—		62
Year ended 3-31-2015	16.00	4.25	168		2.02		0.32		—		—		87
Year ended 3-31-2014	17.25	20.64	117		2.07		0.40		—		—		87
Year ended 3-31-2013	14.51	5.61	98		2.10		0.81		—		—		81
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	19.73	9.07	7		1.30	(4)	1.87	(4)	1.57	(4)	1.60	(4)	38
Year ended 3-31-2017	18.09	14.20	6		1.31		1.31		1.61		1.01		80
Year ended 3-31-2016	16.08	-10.05	5		1.45		1.01		1.69		0.77		62
Year ended 3-31-2015	17.99	4.82	5		1.53		0.84		1.74		0.63		87
Year ended 3-31-2014	19.14	21.32	4		1.53		0.90		1.85		0.58		87
Year ended 3-31-2013	16.07	6.27	3		1.52		1.36		2.05		0.83		81
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	19.75	9.30	3,889		0.95	(4)	2.21	(4)	—		—		38
Year ended 3-31-2017	18.07	14.58	3,168		0.97		1.52		—		—		80
Year ended 3-31-2016	16.07	-9.63	1,885		0.98		1.44		—		—		62
Year ended 3-31-2015	17.99	5.32	1,347		1.02		1.30		—		—		87
Year ended 3-31-2014	19.15	21.93	802		1.04		1.39		—		—		87
Year ended 3-31-2013	16.07	6.75	572		1.05		1.80		—		—		81
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	19.83	9.38	1,354		0.80	(4)	1.80	(4)	—		—		38
Year ended 3-31-2017	18.13	14.83	484		0.82		1.72		—		—		80
Year ended 3-31-2016	16.11	-9.52	289		0.83		1.40		—		—		62
Year ended 3-31-2015(6)	18.04	0.48	21		0.86	(4)	1.10	(4)	—		—		87	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	19.57	8.96	105		1.54	(4)	1.34	(4)	—		—		38
Year ended 3-31-2017	17.96	13.95	56		1.56		1.00		—		—		80
Year ended 3-31-2016	15.97	-10.15	36		1.58		0.80		—		—		62
Year ended 3-31-2015	17.87	4.70	19		1.61		0.54		—		—		87
Year ended 3-31-2014	19.03	21.19	5		1.64		0.61		—		—		87
Year ended 3-31-2013(8)	15.98	3.77	—	*	1.62	(4)	0.96	(4)	—		—		81	(9)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(10)	19.61	3.43	—	*	1.08	(4)	0.69	(4)	—		—		38	(11)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	19.74	9.12	513		1.19	(4)	1.92	(4)	—		—		38
Year ended 3-31-2017	18.09	14.34	416		1.24		1.56		—		—		80
Year ended 3-31-2016	16.08	-9.88	572		1.25		1.24		—		—		62
Year ended 3-31-2015	18.00	5.04	526		1.27		0.95		—		—		87
Year ended 3-31-2014	19.16	21.63	153		1.29		1.20		—		—		87
Year ended 3-31-2013	16.08	6.42	148		1.31		1.62		—		—		81

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(10)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(11)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	165

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$19.17	$(0.01)	$2.27	$2.26	$—	$—	$—
Year ended 3-31-2017	17.66	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Year ended 3-31-2016	19.19	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.59	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.87	0.01	3.75	3.76	—	(2.04)	(2.04)
Year ended 3-31-2013	15.14	0.03	0.73	0.76	(0.03)	—	(0.03)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	15.09	(0.08)	1.79	1.71	—	—	—
Year ended 3-31-2017	14.22	(0.14)	1.92	1.78	—	(0.91)	(0.91)
Year ended 3-31-2016	15.82	(0.16)	(0.26)	(0.42)	—	(1.18)	(1.18)
Year ended 3-31-2015	14.84	(0.16)	2.53	2.37	—	(1.39)	(1.39)
Year ended 3-31-2014	13.73	(0.12)	3.21	3.09	—	(1.98)	(1.98)
Year ended 3-31-2013	13.20	(0.10)	0.63	0.53	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.22	(0.07)	1.92	1.85	—	—	—
Year ended 3-31-2017	15.19	(0.11)	2.05	1.94	—	(0.91)	(0.91)
Year ended 3-31-2016	16.78	(0.14)	(0.27)	(0.41)	—	(1.18)	(1.18)
Year ended 3-31-2015	15.64	(0.15)	2.68	2.53	—	(1.39)	(1.39)
Year ended 3-31-2014	14.36	(0.11)	3.37	3.26	—	(1.98)	(1.98)
Year ended 3-31-2013	13.78	(0.08)	0.66	0.58	—	—	—
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	19.15	(0.01)	2.26	2.25	—	—	—
Year ended 3-31-2017	17.64	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Year ended 3-31-2016	19.17	(0.03)	(0.32)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.57	(0.04)	3.03	2.99	—	(1.39)	(1.39)
Year ended 3-31-2014	15.86	0.01	3.74	3.75	—	(2.04)	(2.04)
Year ended 3-31-2013	15.13	0.03	0.73	0.76	(0.03)	—	(0.03)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	20.08	0.02	2.37	2.39	—	—	—
Year ended 3-31-2017	18.41	0.05	2.53	2.58	—	(0.91)	(0.91)
Year ended 3-31-2016	19.90	0.02	(0.33)	(0.31)	—	(1.18)	(1.18)
Year ended 3-31-2015	18.15	0.01	3.13	3.14	—	(1.39)	(1.39)
Year ended 3-31-2014	16.31	0.06	3.85	3.91	(0.03)	(2.04)	(2.07)
Year ended 3-31-2013	15.54	0.07	0.76	0.83	(0.06)	—	(0.06)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	20.18	0.04	2.38	2.42	—	—	—
Year ended 3-31-2017	18.47	0.07	2.55	2.62	—	(0.91)	(0.91)
Year ended 3-31-2016	19.93	0.05	(0.33)	(0.28)	—	(1.18)	(1.18)
Year ended 3-31-2015(6)	18.91	0.02	2.39	2.41	—	(1.39)	(1.39)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	18.54	(0.04)	2.18	2.14	—	—	—
Year ended 3-31-2017	17.16	(0.06)	2.35	2.29	—	(0.91)	(0.91)
Year ended 3-31-2016	18.74	(0.09)	(0.31)	(0.40)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.25	(0.09)	2.97	2.88	—	(1.39)	(1.39)
Year ended 3-31-2014	15.62	(0.04)	3.67	3.63	—	(2.00)	(2.00)
Year ended 3-31-2013	14.92	(0.02)	0.72	0.70	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	19.63	0.00 *	2.32	2.32	—	—	—
Year ended 3-31-2017	18.04	0.00 *	2.50	2.50	—	(0.91)	(0.91)
Year ended 3-31-2016	19.57	(0.01)	(0.34)	(0.35)	—	(1.18)	(1.18)
Year ended 3-31-2015	17.89	(0.02)	3.09	3.07	—	(1.39)	(1.39)
Year ended 3-31-2014	16.11	0.03	3.80	3.83	(0.01)	(2.04)	(2.05)
Year ended 3-31-2013	15.36	0.05	0.74	0.79	(0.04)	—	(0.04)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

    .

166	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$21.43	11.79%	$527	1.15	%(4)	-0.07	%(4)	1.16	%(4)	-0.08	%(4)	25%
Year ended 3-31-2017	19.17	14.12	487	1.15		0.01		1.19		-0.03		43
Year ended 3-31-2016	17.66	-2.08	1,197	1.15		-0.15		1.16		-0.16		38
Year ended 3-31-2015	19.19	17.45	1,093	1.15		-0.20		1.17		-0.22		36
Year ended 3-31-2014	17.59	24.21	1,090	1.15		0.07		1.19		0.03		50
Year ended 3-31-2013	15.87	5.03	994	1.15		0.22		1.22		0.15		73
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	16.80	11.33	9	2.03	(4)	-0.94	(4)	—		—		25
Year ended 3-31-2017	15.09	13.01	10	2.08		-0.94		—		—		43
Year ended 3-31-2016	14.22	-2.98	11	2.07		-1.07		—		—		38
Year ended 3-31-2015	15.82	16.49	12	2.01		-1.06		—		—		36
Year ended 3-31-2014	14.84	23.08	11	2.06		-0.84		—		—		50
Year ended 3-31-2013	13.73	4.02	11	2.15		-0.78		2.18		-0.81		73
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	18.07	11.41	96	1.87	(4)	-0.79	(4)	—		—		25
Year ended 3-31-2017	16.22	13.24	97	1.87		-0.73		—		—		43
Year ended 3-31-2016	15.19	-2.74	107	1.86		-0.85		—		—		38
Year ended 3-31-2015	16.78	16.67	94	1.86		-0.92		—		—		36
Year ended 3-31-2014	15.64	23.17	78	1.90		-0.68		—		—		50
Year ended 3-31-2013	14.36	4.28	71	1.93		-0.57		—		—		73
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	21.40	11.80	15	1.15	(4)	-0.07	(4)	1.31	(4)	-0.23	(4)	25
Year ended 3-31-2017	19.15	14.14	13	1.15		-0.01		1.36		-0.22		43
Year ended 3-31-2016	17.64	-2.08	12	1.15		-0.14		1.35		-0.34		38
Year ended 3-31-2015	19.17	17.47	9	1.15		-0.21		1.39		-0.45		36
Year ended 3-31-2014	17.57	24.16	7	1.15		0.06		1.46		-0.25		50
Year ended 3-31-2013	15.86	5.03	6	1.15		0.21		1.59		-0.24		73
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	22.47	11.90	1,002	0.88	(4)	0.20	(4)	0.89	(4)	0.19	(4)	25
Year ended 3-31-2017	20.08	14.42	961	0.88		0.24		0.88		0.24		43
Year ended 3-31-2016	18.41	-1.79	272	0.88		0.11		—		—		38
Year ended 3-31-2015	19.90	17.75	318	0.88		0.04		—		—		36
Year ended 3-31-2014	18.15	24.52	118	0.88		0.34		0.88		0.34		50
Year ended 3-31-2013	16.31	5.36	142	0.88		0.45		0.89		0.45		73
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.60	12.04	161	0.72	(4)	0.37	(4)	—		—		25
Year ended 3-31-2017	20.18	14.59	1	0.72		0.39		—		—		43
Year ended 3-31-2016	18.47	-1.64	7	0.73		0.28		—		—		38
Year ended 3-31-2015(6)	19.93	13.18	6	0.72	(4)	0.17	(4)	—		—		36	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	20.68	11.54	21	1.47	(4)	-0.38	(4)	—		—		25
Year ended 3-31-2017	18.54	13.77	21	1.47		-0.33		—		—		43
Year ended 3-31-2016	17.16	-2.39	22	1.47		-0.48		—		—		38
Year ended 3-31-2015	18.74	17.16	26	1.47		-0.52		—		—		36
Year ended 3-31-2014	17.25	23.75	31	1.47		-0.26		—		—		50
Year ended 3-31-2013	15.62	4.69	28	1.48		-0.11		—		—		73
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	21.95	11.82	35	1.06	(4)	0.02	(4)	1.13	(4)	-0.05	(4)	25
Year ended 3-31-2017	19.63	14.27	35	1.06		0.02		1.12		-0.04		43
Year ended 3-31-2016	18.04	-2.03	125	1.06		-0.07		1.11		-0.12		38
Year ended 3-31-2015	19.57	17.62	132	1.06		-0.11		1.12		-0.17		36
Year ended 3-31-2014	17.89	24.30	131	1.06		0.16		1.13		0.09		50
Year ended 3-31-2013	16.11	5.09	126	1.06		0.31		1.13		0.23		73

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	167

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.80	$0.09	$0.04	$0.13	$(0.09)	$—	$(0.09)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.80	0.04	0.04	0.08	(0.04)	—	(0.04)
Year ended 3-31-2017	10.87	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Year ended 3-31-2016	10.92	0.06	(0.05)	0.01	(0.06)	—	(0.06)
Year ended 3-31-2015	10.90	0.06	0.02	0.08	(0.06)	—	(0.06)
Year ended 3-31-2014	11.20	0.05	(0.23)	(0.18)	(0.06)	(0.06)	(0.12)
Year ended 3-31-2013	11.16	0.07	0.09	0.16	(0.09)	(0.03)	(0.12)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.05	0.04	0.09	(0.05)	—	(0.05)
Year ended 3-31-2017	10.87	0.09	(0.06)	0.03	(0.10)	—	(0.10)
Year ended 3-31-2016	10.92	0.07	(0.05)	0.02	(0.07)	—	(0.07)
Year ended 3-31-2015	10.90	0.07	0.02	0.09	(0.07)	—	(0.07)
Year ended 3-31-2014	11.20	0.06	(0.23)	(0.17)	(0.07)	(0.06)	(0.13)
Year ended 3-31-2013	11.16	0.08	0.09	0.17	(0.10)	(0.03)	(0.13)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.09	0.04	0.13	(0.09)	—	(0.09)
Year ended 3-31-2017	10.87	0.16	(0.06)	0.10	(0.17)	—	(0.17)
Year ended 3-31-2016	10.92	0.13	(0.04)	0.09	(0.14)	—	(0.14)
Year ended 3-31-2015	10.90	0.13	0.03	0.16	(0.14)	—	(0.14)
Year ended 3-31-2014	11.20	0.13	(0.23)	(0.10)	(0.14)	(0.06)	(0.20)
Year ended 3-31-2013	11.16	0.15	0.09	0.24	(0.17)	(0.03)	(0.20)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.10	0.05	0.15	(0.11)	—	(0.11)
Year ended 3-31-2017	10.87	0.19	(0.06)	0.13	(0.20)	—	(0.20)
Year ended 3-31-2016	10.92	0.17	(0.04)	0.13	(0.18)	—	(0.18)
Year ended 3-31-2015	10.90	0.17	0.03	0.20	(0.18)	—	(0.18)
Year ended 3-31-2014	11.20	0.17	(0.23)	(0.06)	(0.18)	(0.06)	(0.24)
Year ended 3-31-2013	11.16	0.19	0.09	0.28	(0.21)	(0.03)	(0.24)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.11	0.04	0.15	(0.11)	—	(0.11)
Year ended 3-31-2017	10.87	0.21	(0.06)	0.15	(0.22)	—	(0.22)
Year ended 3-31-2016	10.92	0.19	(0.05)	0.14	(0.19)	—	(0.19)
Year ended 3-31-2015(6)	10.91	0.13	0.01	0.14	(0.13)	—	(0.13)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.07	0.04	0.11	(0.07)	—	(0.07)
Year ended 3-31-2017	10.87	0.13	(0.06)	0.07	(0.14)	—	(0.14)
Year ended 3-31-2016	10.92	0.11	(0.05)	0.06	(0.11)	—	(0.11)
Year ended 3-31-2015	10.90	0.11	0.03	0.14	(0.12)	—	(0.12)
Year ended 3-31-2014	11.20	0.11	(0.23)	(0.12)	(0.12)	(0.06)	(0.18)
Year ended 3-31-2013(8)	11.19	0.02	0.02	0.04	(0.03)	—	(0.03)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.80	0.09	0.04	0.13	(0.09)	—	(0.09)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)
Year ended 3-31-2016	10.92	0.15	(0.05)	0.10	(0.15)	—	(0.15)
Year ended 3-31-2015	10.90	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 3-31-2014	11.20	0.14	(0.23)	(0.09)	(0.15)	(0.06)	(0.21)
Year ended 3-31-2013	11.16	0.17	0.08	0.25	(0.18)	(0.03)	(0.21)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

    .

168	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.84	1.24%	$478		0.89	%(4)	1.66	%(4)	—%		—%		12%
Year ended 3-31-2017	10.80	0.99	536		0.88		1.59		—		—		65
Year ended 3-31-2016	10.87	0.95	1,589		0.88		1.36		—		—		46
Year ended 3-31-2015	10.92	1.60	1,504		0.88		1.36		—		—		39
Year ended 3-31-2014	10.90	-0.74	1,446		0.89		1.31		—		—		39
Year ended 3-31-2013	11.20	2.29	1,211		0.88		1.48		—		—		55
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	10.84	0.77	7		1.82	(4)	0.73	(4)	—		—		12
Year ended 3-31-2017	10.80	0.12	10		1.74		0.71		—		—		65
Year ended 3-31-2016	10.87	0.12	14		1.71		0.54		—		—		46
Year ended 3-31-2015	10.92	0.75	13		1.72		0.52		—		—		39
Year ended 3-31-2014	10.90	-1.59	19		1.76		0.44		—		—		39
Year ended 3-31-2013	11.20	1.45	25		1.71		0.66		—		—		55
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	0.85	72		1.66	(4)	0.89	(4)	—		—		12
Year ended 3-31-2017	10.80	0.24	87		1.62		0.83		—		—		65
Year ended 3-31-2016	10.87	0.22	128		1.61		0.63		—		—		46
Year ended 3-31-2015	10.92	0.83	117		1.64		0.60		—		—		39
Year ended 3-31-2014	10.90	-1.47	131		1.63		0.56		—		—		39
Year ended 3-31-2013	11.20	1.54	218		1.61		0.76		—		—		55
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.19	5		0.98	(4)	1.57	(4)	1.00	(4)	1.55	(4)	12
Year ended 3-31-2017	10.80	0.89	5		0.98		1.46		—		—		65
Year ended 3-31-2016	10.87	0.83	4		1.00		1.24		1.03		1.21		46
Year ended 3-31-2015	10.92	1.48	4		1.00		1.24		1.03		1.21		39
Year ended 3-31-2014	10.90	-0.85	3		1.00		1.20		1.02		1.18		39
Year ended 3-31-2013	11.20	2.17	4		1.00		1.35		—		—		55
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.36	785		0.65	(4)	1.90	(4)	—		—		12
Year ended 3-31-2017	10.80	1.23	871		0.64		1.79		—		—		65
Year ended 3-31-2016	10.87	1.20	56		0.64		1.60		—		—		46
Year ended 3-31-2015	10.92	1.86	44		0.63		1.60		—		—		39
Year ended 3-31-2014	10.90	-0.50	49		0.64		1.54		—		—		39
Year ended 3-31-2013	11.20	2.54	117		0.64		1.72		—		—		55
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.44	88		0.50	(4)	2.05	(4)	—		—		12
Year ended 3-31-2017	10.80	1.38	88		0.49		1.94		—		—		65
Year ended 3-31-2016	10.87	1.35	2		0.49		1.76		—		—		46
Year ended 3-31-2015(6)	10.92	1.31	3		0.48	(4)	1.75	(4)	—		—		39	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.05	1		1.26	(4)	1.29	(4)	—		—		12
Year ended 3-31-2017	10.80	0.62	1		1.24		1.21		—		—		65
Year ended 3-31-2016	10.87	0.59	1		1.24		0.98		—		—		46
Year ended 3-31-2015	10.92	1.24	1		1.23		1.00		—		—		39
Year ended 3-31-2014	10.90	-1.08	—	*	1.24		0.96		—		—		39
Year ended 3-31-2013(8)	11.20	0.41	—	*	1.21	(4)	0.59	(4)	—		—		55	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.84	1.24	13		0.89	(4)	1.66	(4)	0.91	(4)	1.64	(4)	12
Year ended 3-31-2017	10.80	0.99	16		0.88		1.57		0.89		1.56		65
Year ended 3-31-2016	10.87	0.95	16		0.88		1.35		0.89		1.34		46
Year ended 3-31-2015	10.92	1.59	21		0.88		1.35		0.89		1.34		39
Year ended 3-31-2014	10.90	-0.74	26		0.89		1.30		0.90		1.29		39
Year ended 3-31-2013	11.20	2.29	58		0.88		1.48		0.89		1.47		55

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	169

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$10.58	$0.01	$1.15	$1.16	$—	$—	$—
Year ended 3-31-2017	9.46	0.08	1.14	1.22	(0.10)	—	(0.10)
Year ended 3-31-2016	10.52	0.07	(1.06)	(0.99)	(0.07)	—	(0.07)
Year ended 3-31-2015	10.15	0.14	0.37	0.51	(0.14)	—	(0.14)
Year ended 3-31-2014	8.98	0.11	1.17	1.28	(0.11)	—	(0.11)
Year ended 3-31-2013	8.70	0.11	0.29	0.40	(0.12)	—	(0.12)
Class B Shares(6)
Six-month period ended 9-30-2017 (unaudited)	10.35	(0.04)	1.14	1.10	—	—	—
Year ended 3-31-2017	9.25	0.01	1.13	1.14	(0.04)	—	(0.04)
Year ended 3-31-2016	10.33	(0.02)	(1.06)	(1.08)	— *	—	— *
Year ended 3-31-2015	9.99	0.06	0.36	0.42	(0.08)	—	(0.08)
Year ended 3-31-2014	8.85	0.03	1.17	1.20	(0.06)	—	(0.06)
Year ended 3-31-2013	8.59	0.04	0.29	0.33	(0.07)	—	(0.07)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	10.38	(0.03)	1.14	1.11	—	—	—
Year ended 3-31-2017	9.28	0.02	1.13	1.15	(0.05)	—	(0.05)
Year ended 3-31-2016	10.36	0.00 *	(1.07)	(1.07)	(0.01)	—	(0.01)
Year ended 3-31-2015	10.02	0.07	0.36	0.43	(0.09)	—	(0.09)
Year ended 3-31-2014	8.87	0.04	1.17	1.21	(0.06)	—	(0.06)
Year ended 3-31-2013	8.61	0.04	0.29	0.33	(0.07)	—	(0.07)
Class E Shares(7)
Six-month period ended 9-30-2017 (unaudited)	10.59	0.02	1.14	1.16	—	—	—
Year ended 3-31-2017	9.47	0.11	1.12	1.23	(0.11)	—	(0.11)
Year ended 3-31-2016	10.53	0.08	(1.06)	(0.98)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.16	0.15	0.37	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.99	0.12	1.17	1.29	(0.12)	—	(0.12)
Year ended 3-31-2013	8.70	0.12	0.30	0.42	(0.13)	—	(0.13)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	10.63	0.03	1.14	1.17	—	—	—
Year ended 3-31-2017	9.50	0.16	1.10	1.26	(0.13)	—	(0.13)
Year ended 3-31-2016	10.54	0.13	(1.08)	(0.95)	(0.09)	—	(0.09)
Year ended 3-31-2015	10.17	0.19	0.35	0.54	(0.17)	—	(0.17)
Year ended 3-31-2014	9.01	0.14	1.15	1.29	(0.13)	—	(0.13)
Year ended 3-31-2013	8.73	0.13	0.30	0.43	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(8)	11.17	0.02	0.61	0.63	—	—	—
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	10.55	0.00 *	1.15	1.15	—	—	—
Year ended 3-31-2017	9.44	0.09	1.11	1.20	(0.09)	—	(0.09)
Year ended 3-31-2016	10.50	0.06	(1.06)	(1.00)	(0.06)	—	(0.06)
Year ended 3-31-2015	10.13	0.13	0.37	0.50	(0.13)	—	(0.13)
Year ended 3-31-2014	8.97	0.10	1.16	1.26	(0.10)	—	(0.10)
Year ended 3-31-2013(10)	8.88	(0.01)	0.10	0.09	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	10.58	0.02	1.14	1.16	—	—	—
Year ended 3-31-2017	9.46	0.11	1.12	1.23	(0.11)	—	(0.11)
Year ended 3-31-2016	10.51	0.07	(1.04)	(0.97)	(0.08)	—	(0.08)
Year ended 3-31-2015	10.14	0.17	0.35	0.52	(0.15)	—	(0.15)
Year ended 3-31-2014	8.97	0.13	1.16	1.29	(0.12)	—	(0.12)
Year ended 3-31-2013	8.69	0.12	0.29	0.41	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Does not include expenses of the underlying Ivy Funds in which the Fund invests.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(5)	Annualized.

    .

170	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$11.74	10.96%	$78		0.49	%(5)	0.24	%(5)	—%		—%		7%
Year ended 3-31-2017	10.58	13.00	73		0.49		0.88		0.52		0.85		24
Year ended 3-31-2016	9.46	-9.41	188		0.46		0.71		—		—		37
Year ended 3-31-2015	10.52	5.17	228		0.48		1.36		—		—		4
Year ended 3-31-2014	10.15	14.33	254		0.49		1.16		—		—		21
Year ended 3-31-2013	8.98	4.65	183		0.49		1.32		—		—		21
Class B Shares(6)
Six-month period ended 9-30-2017 (unaudited)	11.45	10.63	1		1.40	(5)	-0.68	(5)	1.49	(5)	-0.77	(5)	7
Year ended 3-31-2017	10.35	12.39	1		1.40		0.12		1.47		0.05		24
Year ended 3-31-2016	9.25	-10.42	2		1.40		-0.24		1.48		-0.32		37
Year ended 3-31-2015	10.33	4.28	2		1.36		0.60		—		—		4
Year ended 3-31-2014	9.99	13.53	3		1.39		0.28		—		—		21
Year ended 3-31-2013	8.85	3.83	2		1.40		0.44		—		—		21
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	11.49	10.69	5		1.28	(5)	-0.53	(5)	—		—		7
Year ended 3-31-2017	10.38	12.44	4		1.27		0.25		—		—		24
Year ended 3-31-2016	9.28	-10.30	5		1.27		-0.04		—		—		37
Year ended 3-31-2015	10.36	4.32	5		1.29		0.73		—		—		4
Year ended 3-31-2014	10.02	13.57	6		1.26		0.43		—		—		21
Year ended 3-31-2013	8.87	4.01	5		1.29		0.53		—		—		21
Class E Shares(7)
Six-month period ended 9-30-2017 (unaudited)	11.75	11.05	1		0.39	(5)	0.34	(5)	0.40	(5)	0.33	(5)	7
Year ended 3-31-2017	10.59	13.07	—	*	0.39		1.16		—		—		24
Year ended 3-31-2016	9.47	-9.36	—	*	0.39		0.79		—		—		37
Year ended 3-31-2015	10.53	5.25	—	*	0.39		1.49		—		—		4
Year ended 3-31-2014	10.16	14.38	—	*	0.40		1.24		—		—		21
Year ended 3-31-2013	8.99	4.86	—	*	0.39		1.44		—		—		21
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	11.80	11.01	120		0.16	(5)	0.57	(5)	0.18	(5)	0.55	(5)	7
Year ended 3-31-2017	10.63	13.32	109		0.16		1.56		0.16		1.56		24
Year ended 3-31-2016	9.50	-9.00	1		0.16		1.28		—		—		37
Year ended 3-31-2015	10.54	5.41	1		0.16		1.82		0.18		1.80		4
Year ended 3-31-2014	10.17	14.41	1		0.16		1.47		—		—		21
Year ended 3-31-2013	9.01	4.97	1		0.16		1.46		—		—		21
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(8)	11.80	5.64	—	*	0.14	(5)	0.64	(5)	—		—		7	(9)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	11.70	10.90	1		0.66	(5)	0.08	(5)	—		—		7
Year ended 3-31-2017	10.55	12.78	1		0.66		0.94		—		—		24
Year ended 3-31-2016	9.44	-9.55	1		0.64		0.55		—		—		37
Year ended 3-31-2015	10.50	5.07	1		0.63		1.26		—		—		4
Year ended 3-31-2014	10.13	14.12	1		0.63		1.01		—		—		21
Year ended 3-31-2013(10)	8.97	1.01	—	*	0.72	(5)	-0.55	(5)	—		—		21	(11)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	11.74	10.96	1		0.38	(5)	0.33	(5)	0.41	(5)	0.30	(5)	7
Year ended 3-31-2017	10.58	13.10	1		0.38		1.15		0.42		1.11		24
Year ended 3-31-2016	9.46	-9.28	1		0.38		0.68		0.40		0.66		37
Year ended 3-31-2015	10.51	5.26	2		0.38		1.63		0.47		1.54		4
Year ended 3-31-2014	10.14	14.42	2		0.40		1.33		—		—		21
Year ended 3-31-2013	8.97	4.77	1		0.38		1.42		—		—		21

(6)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(7)	Class share is closed to investment.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(10)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(11)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	171

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$23.67	$(0.14)	$1.41	$1.27	$—	$—	$—
Year ended 3-31-2017	18.14	(0.29)	6.14	5.85	—	(0.32)	(0.32)
Year ended 3-31-2016	24.73	(0.32)	(5.37)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.31	(0.36)	(0.82)	(1.18)	—	(1.40)	(1.40)
Year ended 3-31-2014	20.45	(0.36)	8.65	8.29	—	(1.43)	(1.43)
Year ended 3-31-2013	19.27	(0.25)	1.43	1.18	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	22.21	(0.24)	1.33	1.09	—	—	—
Year ended 3-31-2017	17.20	(0.47)	5.80	5.33	—	(0.32)	(0.32)
Year ended 3-31-2016	23.70	(0.49)	(5.11)	(5.60)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.23	(0.56)	(0.79)	(1.35)	—	(1.18)	(1.18)
Year ended 3-31-2014	19.86	(0.57)	8.36	7.79	—	(1.42)	(1.42)
Year ended 3-31-2013	18.93	(0.44)	1.37	0.93	—	—	—
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	22.58	(0.23)	1.35	1.12	—	—	—
Year ended 3-31-2017	17.45	(0.45)	5.90	5.45	—	(0.32)	(0.32)
Year ended 3-31-2016	24.00	(0.47)	(5.18)	(5.65)	—	(0.90)	(0.90)
Year ended 3-31-2015	26.56	(0.53)	(0.80)	(1.33)	—	(1.23)	(1.23)
Year ended 3-31-2014	20.05	(0.52)	8.45	7.93	—	(1.42)	(1.42)
Year ended 3-31-2013	19.04	(0.38)	1.39	1.01	—	—	—
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.28	(0.10)	1.45	1.35	—	—	—
Year ended 3-31-2017	18.53	(0.23)	6.30	6.07	—	(0.32)	(0.32)
Year ended 3-31-2016	25.12	(0.22)	(5.47)	(5.69)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.65	(0.27)	(0.83)	(1.10)	—	(1.43)	(1.43)
Year ended 3-31-2014	20.65	(0.26)	8.75	8.49	—	(1.49)	(1.49)
Year ended 3-31-2013	19.37	(0.17)	1.45	1.28	—	—	—
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	24.43	(0.08)	1.47	1.39	—	—	—
Year ended 3-31-2017	18.61	(0.18)	6.32	6.14	—	(0.32)	(0.32)
Year ended 3-31-2016	25.19	(0.19)	(5.49)	(5.68)	—	(0.90)	(0.90)
Year ended 3-31-2015(5)	23.73	(0.15)	3.01	2.86	—	(1.40)	(1.40)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	23.55	(0.17)	1.41	1.24	—	—	—
Year ended 3-31-2017	18.08	(0.34)	6.13	5.79	—	(0.32)	(0.32)
Year ended 3-31-2016	24.69	(0.35)	(5.36)	(5.71)	—	(0.90)	(0.90)
Year ended 3-31-2015	27.27	(0.41)	(0.81)	(1.22)	—	(1.36)	(1.36)
Year ended 3-31-2014	20.45	(0.40)	8.64	8.24	—	(1.42)	(1.42)
Year ended 3-31-2013(7)	17.77	(0.10)	2.78	2.68	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	24.47	(0.13)	1.47	1.34	—	—	—
Year ended 3-31-2017	18.72	(0.27)	6.34	6.07	—	(0.32)	(0.32)
Year ended 3-31-2016	25.44	(0.28)	(5.54)	(5.82)	—	(0.90)	(0.90)
Year ended 3-31-2015	28.02	(0.33)	(0.84)	(1.17)	—	(1.41)	(1.41)
Year ended 3-31-2014	20.51	(0.33)	9.29	8.96	—	(1.45)	(1.45)
Year ended 3-31-2013	19.29	(0.22)	1.44	1.22	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

172	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$24.94	5.37%	$80		1.64	%(3)	-1.18	%(3)	10%
Year ended 3-31-2017	23.67	32.21	82		1.68		-1.36		32
Year ended 3-31-2016	18.14	-23.51	130		1.69		-1.42		84
Year ended 3-31-2015	24.73	-3.91	199		1.64		-1.50		47
Year ended 3-31-2014	27.31	41.32	213		1.64		-1.45		67
Year ended 3-31-2013	20.45	6.12	80		1.78		-1.36		51
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	23.30	4.91	1		2.57	(3)	-2.11	(3)	10
Year ended 3-31-2017	22.21	30.94	2		2.60		-2.28		32
Year ended 3-31-2016	17.20	-24.16	1		2.57		-2.29		84
Year ended 3-31-2015	23.70	-4.80	2		2.54		-2.40		47
Year ended 3-31-2014	26.23	39.96	3		2.59		-2.40		67
Year ended 3-31-2013	19.86	4.97	2		2.90		-2.48		51
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	23.70	4.96	7		2.41	(3)	-1.95	(3)	10
Year ended 3-31-2017	22.58	31.19	7		2.45		-2.14		32
Year ended 3-31-2016	17.45	-24.06	7		2.42		-2.15		84
Year ended 3-31-2015	24.00	-4.63	10		2.39		-2.25		47
Year ended 3-31-2014	26.56	40.28	14		2.35		-2.15		67
Year ended 3-31-2013	20.05	5.36	5		2.55		-2.14		51
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	25.63	5.56	72		1.27	(3)	-0.81	(3)	10
Year ended 3-31-2017	24.28	32.72	71		1.27		-0.99		32
Year ended 3-31-2016	18.53	-23.14	10		1.25		-0.96		84
Year ended 3-31-2015	25.12	-3.56	21		1.24		-1.09		47
Year ended 3-31-2014	27.65	41.90	34		1.23		-1.01		67
Year ended 3-31-2013	20.65	6.66	4		1.31		-0.93		51
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	25.82	5.69	3		1.09	(3)	-0.62	(3)	10
Year ended 3-31-2017	24.43	32.96	2		1.09		-0.79		32
Year ended 3-31-2016	18.61	-23.03	2		1.08		-0.84		84
Year ended 3-31-2015(5)	25.19	12.53	2		1.08	(3)	-0.94	(3)	47	(6)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	24.79	5.27	1		1.84	(3)	-1.38	(3)	10
Year ended 3-31-2017	23.55	31.99	1		1.85		-1.57		32
Year ended 3-31-2016	18.08	-23.63	1		1.84		-1.58		84
Year ended 3-31-2015	24.69	-4.08	1		1.83		-1.69		47
Year ended 3-31-2014	27.27	41.09	—	*	1.84		-1.66		67
Year ended 3-31-2013(7)	20.45	15.08	—	*	1.89	(3)	-1.84	(3)	51	(8)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	25.81	5.48	1		1.49	(3)	-1.02	(3)	10
Year ended 3-31-2017	24.47	32.39	1		1.51		-1.20		32
Year ended 3-31-2016	18.72	-23.36	1		1.50		-1.21		84
Year ended 3-31-2015	25.44	-3.77	2		1.49		-1.34		47
Year ended 3-31-2014	28.02	44.49	3		1.50		-1.30		67
Year ended 3-31-2013	20.51	6.32	1		1.60		-1.21		51

(5)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	173

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$20.81	$(0.05)	$2.35	$2.30	$—	$—	$—
Year ended 3-31-2017	18.96	(0.08)	2.71	2.63	—	(0.78)	(0.78)
Year ended 3-31-2016	23.43	(0.06)	(2.33)	(2.39)	—	(2.08)	(2.08)
Year ended 3-31-2015	23.45	(0.12)	2.49	2.37	—	(2.39)	(2.39)
Year ended 3-31-2014	20.22	(0.14)	4.17	4.03	—	(0.80)	(0.80)
Year ended 3-31-2013	18.62	(0.09)	1.80	1.71	—	(0.11)	(0.11)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	17.02	(0.11)	1.92	1.81	—	—	—
Year ended 3-31-2017	15.76	(0.20)	2.24	2.04	—	(0.78)	(0.78)
Year ended 3-31-2016	19.84	(0.19)	(1.96)	(2.15)	—	(1.93)	(1.93)
Year ended 3-31-2015	20.30	(0.25)	2.13	1.88	—	(2.34)	(2.34)
Year ended 3-31-2014	17.66	(0.27)	3.61	3.34	—	(0.70)	(0.70)
Year ended 3-31-2013	16.42	(0.23)	1.58	1.35	—	(0.11)	(0.11)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	18.09	(0.11)	2.03	1.92	—	—	—
Year ended 3-31-2017	16.69	(0.20)	2.38	2.18	—	(0.78)	(0.78)
Year ended 3-31-2016	20.88	(0.19)	(2.07)	(2.26)	—	(1.93)	(1.93)
Year ended 3-31-2015	21.24	(0.26)	2.25	1.99	—	(2.35)	(2.35)
Year ended 3-31-2014	18.44	(0.26)	3.77	3.51	—	(0.71)	(0.71)
Year ended 3-31-2013	17.11	(0.21)	1.65	1.44	—	(0.11)	(0.11)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	20.34	(0.05)	2.30	2.25	—	—	—
Year ended 3-31-2017	18.54	(0.09)	2.67	2.58	—	(0.78)	(0.78)
Year ended 3-31-2016	22.92	(0.08)	(2.29)	(2.37)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.02	(0.19)	2.46	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	19.90	(0.20)	4.09	3.89	—	(0.77)	(0.77)
Year ended 3-31-2013	18.37	(0.14)	1.78	1.64	—	(0.11)	(0.11)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	22.23	(0.02)	2.51	2.49	—	—	—
Year ended 3-31-2017	20.15	(0.03)	2.89	2.86	—	(0.78)	(0.78)
Year ended 3-31-2016	24.77	0.00 *	(2.46)	(2.46)	—	(2.16)	(2.16)
Year ended 3-31-2015	24.60	(0.05)	2.63	2.58	—	(2.41)	(2.41)
Year ended 3-31-2014	21.17	(0.07)	4.36	4.29	—	(0.86)	(0.86)
Year ended 3-31-2013	19.43	(0.04)	1.89	1.85	—	(0.11)	(0.11)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.35	0.00 *	2.52	2.52	—	—	—
Year ended 3-31-2017	20.22	0.00 *	2.91	2.91	—	(0.78)	(0.78)
Year ended 3-31-2016	24.81	0.05	(2.48)	(2.43)	—	(2.16)	(2.16)
Year ended 3-31-2015(6)	24.38	(0.02)	2.84	2.82	—	(2.39)	(2.39)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	20.40	(0.08)	2.30	2.22	—	—	—
Year ended 3-31-2017	18.65	(0.14)	2.67	2.53	—	(0.78)	(0.78)
Year ended 3-31-2016	23.08	(0.13)	(2.29)	(2.42)	—	(2.01)	(2.01)
Year ended 3-31-2015	23.18	(0.18)	2.45	2.27	—	(2.37)	(2.37)
Year ended 3-31-2014	20.02	(0.19)	4.12	3.93	—	(0.77)	(0.77)
Year ended 3-31-2013	18.49	(0.15)	1.79	1.64	—	(0.11)	(0.11)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	21.66	(0.05)	2.45	2.40	—	—	—
Year ended 3-31-2017	19.69	(0.08)	2.83	2.75	—	(0.78)	(0.78)
Year ended 3-31-2016	24.26	(0.06)	(2.41)	(2.47)	—	(2.10)	(2.10)
Year ended 3-31-2015	24.18	(0.11)	2.58	2.47	—	(2.39)	(2.39)
Year ended 3-31-2014	20.83	(0.12)	4.30	4.18	—	(0.83)	(0.83)
Year ended 3-31-2013	19.17	(0.09)	1.86	1.77	—	(0.11)	(0.11)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

    .

174	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$23.11	11.05%	$430	1.31	%(4)	-0.43	%(4)	1.33	%(4)	-0.45	%(4)	13%
Year ended 3-31-2017	20.81	13.99	428	1.31		-0.39		1.35		-0.43		14
Year ended 3-31-2016	18.96	-10.27	787	1.29		-0.30		—		—		38
Year ended 3-31-2015	23.43	10.73	1,025	1.28		-0.50		1.29		-0.51		35
Year ended 3-31-2014	23.45	20.09	1,558	1.34		-0.63		—		—		43
Year ended 3-31-2013	20.22	9.28	1,160	1.31		-0.52		—		—		32
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	18.83	10.63	17	2.09	(4)	-1.22	(4)	—		—		13
Year ended 3-31-2017	17.02	13.07	17	2.10		-1.24		—		—		14
Year ended 3-31-2016	15.76	-10.95	19	2.05		-1.06		—		—		38
Year ended 3-31-2015	19.84	9.94	24	2.05		-1.26		—		—		35
Year ended 3-31-2014	20.30	19.14	26	2.10		-1.39		—		—		43
Year ended 3-31-2013	17.66	8.27	21	2.21		-1.42		—		—		32
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	20.01	10.67	209	2.03	(4)	-1.16	(4)	—		—		13
Year ended 3-31-2017	18.09	13.19	213	2.04		-1.16		—		—		14
Year ended 3-31-2016	16.69	-10.92	264	2.01		-1.02		—		—		38
Year ended 3-31-2015	20.88	10.00	343	2.01		-1.22		—		—		35
Year ended 3-31-2014	21.24	19.25	295	2.01		-1.31		—		—		43
Year ended 3-31-2013	18.44	8.46	183	2.07		-1.28		—		—		32
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	22.59	11.06	9	1.30	(4)	-0.43	(4)	1.60	(4)	-0.73	(4)	13
Year ended 3-31-2017	20.34	14.04	9	1.30		-0.47		1.65		-0.82		14
Year ended 3-31-2016	18.54	-10.41	7	1.41		-0.41		1.63		-0.63		38
Year ended 3-31-2015	22.92	10.46	7	1.60		-0.82		1.63		-0.85		35
Year ended 3-31-2014	23.02	19.75	6	1.60		-0.90		1.71		-1.01		43
Year ended 3-31-2013	19.90	8.97	4	1.60		-0.81		1.90		-1.11		32
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.72	11.20	1,201	1.03	(4)	-0.16	(4)	—		—		13
Year ended 3-31-2017	22.23	14.31	1,112	1.04		-0.15		—		—		14
Year ended 3-31-2016	20.15	-10.00	1,423	1.00		-0.01		—		—		38
Year ended 3-31-2015	24.77	11.09	2,933	0.99		-0.19		—		—		35
Year ended 3-31-2014	24.60	20.52	2,098	0.99		-0.28		—		—		43
Year ended 3-31-2013	21.17	9.57	1,316	1.02		-0.24		—		—		32
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	24.87	11.32	136	0.88	(4)	0.01	(4)	—		—		13
Year ended 3-31-2017	22.35	14.51	65	0.87		-0.02		—		—		14
Year ended 3-31-2016	20.22	-9.85	77	0.85		0.24		—		—		38
Year ended 3-31-2015(6)	24.81	12.18	27	0.84	(4)	-0.15	(4)	—		—		35	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	22.62	10.88	51	1.63	(4)	-0.76	(4)	—		—		13
Year ended 3-31-2017	20.40	13.68	55	1.62		-0.75		—		—		14
Year ended 3-31-2016	18.65	-10.55	71	1.60		-0.61		—		—		38
Year ended 3-31-2015	23.08	10.40	96	1.59		-0.80		—		—		35
Year ended 3-31-2014	23.18	19.83	103	1.59		-0.89		—		—		43
Year ended 3-31-2013	20.02	8.92	77	1.62		-0.82		—		—		32
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	24.06	11.08	289	1.27	(4)	-0.40	(4)	—		—		13
Year ended 3-31-2017	21.66	14.08	321	1.26		-0.38		—		—		14
Year ended 3-31-2016	19.69	-10.26	471	1.24		-0.25		—		—		38
Year ended 3-31-2015	24.26	10.82	706	1.23		-0.44		—		—		35
Year ended 3-31-2014	24.18	20.21	694	1.23		-0.53		—		—		43
Year ended 3-31-2013	20.83	9.33	521	1.27		-0.48		—		—		32

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	175

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP INCOME OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$12.68	$0.10	$0.27	$0.37	$(0.05)	$—		$(0.05)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—		(0.11)
Year ended 3-31-2016	11.10	0.15	(0.15)	0.00 *	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(4)	10.00	0.10	1.05	1.15	(0.05)	—	*	(0.05)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.62	0.06	0.27	0.33	—	—		—
Year ended 3-31-2017	10.91	0.07	1.70	1.77	(0.06)	—		(0.06)
Year ended 3-31-2016	11.10	0.08	(0.16)	(0.08)	(0.09)	(0.02)		(0.11)
Year ended 3-31-2015(4)	10.00	0.05	1.07	1.12	(0.02)	—	*	(0.02)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	12.68	0.12	0.27	0.39	(0.06)	—		(0.06)
Year ended 3-31-2017	10.93	0.18	1.70	1.88	(0.13)	—		(0.13)
Year ended 3-31-2016	11.11	0.16	(0.16)	0.00 *	(0.16)	(0.02)		(0.18)
Year ended 3-31-2015(4)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	12.70	0.12	0.27	0.39	(0.07)	—		(0.07)
Year ended 3-31-2017	10.94	0.19	1.72	1.91	(0.15)	—		(0.15)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(4)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	12.70	0.14	0.26	0.40	(0.07)	—		(0.07)
Year ended 3-31-2017	10.94	0.20	1.71	1.91	(0.15)	—		(0.15)
Year ended 3-31-2016	11.11	0.19	(0.16)	0.03	(0.18)	(0.02)		(0.20)
Year ended 3-31-2015(4)	10.00	0.10	1.08	1.18	(0.07)	—	*	(0.07)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	12.65	0.08	0.28	0.36	(0.02)	—		(0.02)
Year ended 3-31-2017	10.92	0.12	1.69	1.81	(0.08)	—		(0.08)
Year ended 3-31-2016	11.10	0.11	(0.16)	(0.05)	(0.11)	(0.02)		(0.13)
Year ended 3-31-2015(4)	10.00	0.06	1.07	1.13	(0.03)	—	*	(0.03)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	12.68	0.10	0.27	0.37	(0.05)	—		(0.05)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—		(0.11)
Year ended 3-31-2016	11.11	0.16	(0.17)	(0.01)	(0.15)	(0.02)		(0.17)
Year ended 3-31-2015(4)	10.00	0.09	1.07	1.16	(0.05)	—	*	(0.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 1, 2014 (commencement of operations of the class) through March 31, 2015.

(5)	Annualized

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

(9)	Ratio of expenses to average net assets excluding offering cost was 2.03%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.88%.

    .

176	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$13.00	2.89%	$102	1.35	%(5)	1.64	%(5)	1.42	%(5)	1.57	%(5)	25%
Year ended 3-31-2017	12.68	17.10	119	1.35		1.27		1.45		1.17		28
Year ended 3-31-2016	10.93	0.06	95	1.35	(7)	1.44		1.66		1.13		26
Year ended 3-31-2015(4)	11.10	11.56	43	1.35	(5)(8)	1.83	(5)	1.60	(5)	1.58	(5)	10	(6)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	12.95	2.61	13	2.07	(5)	0.92	(5)	2.18	(5)	0.81	(5)	25
Year ended 3-31-2017	12.62	16.19	15	2.07		0.51		2.13		0.45		28
Year ended 3-31-2016	10.91	-0.70	5	2.07	(9)	0.72		2.28		0.51		26
Year ended 3-31-2015(4)	11.10	11.26	3	2.07	(5)(10)	0.98	(5)	2.22	(5)	0.83	(5)	10	(6)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	13.01	3.07	2	1.18	(5)	1.83	(5)	—		—		25
Year ended 3-31-2017	12.68	17.21	3	1.23		1.47		—		—		28
Year ended 3-31-2016	10.93	0.01	2	1.30	(11)	1.50		1.41		1.39		26
Year ended 3-31-2015(4)	11.11	11.68	2	1.30	(5)(12)	1.70	(5)	1.42	(5)	1.58	(5)	10	(6)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	13.02	3.05	160	1.05	(5)	1.94	(5)	1.12	(5)	1.87	(5)	25
Year ended 3-31-2017	12.70	17.49	174	1.04		1.49		1.11		1.42		28
Year ended 3-31-2016	10.94	0.28	8	1.05	(13)	1.76		1.30		1.51		26
Year ended 3-31-2015(4)	11.11	11.81	9	1.05	(5)(14)	1.97	(5)	1.32	(5)	1.70	(5)	10	(6)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	13.03	3.20	52	0.95	(5)	2.19	(5)	—		—		25
Year ended 3-31-2017	12.70	17.54	5	0.98		1.65		—		—		28
Year ended 3-31-2016	10.94	0.28	3	1.05	(15)	1.75		1.16		1.64		26
Year ended 3-31-2015(4)	11.11	11.81	3	1.05	(5)(16)	1.97	(5)	1.18	(5)	1.84	(5)	10	(6)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	12.99	2.83	3	1.67	(5)	1.34	(5)	—		—		25
Year ended 3-31-2017	12.65	16.58	3	1.73		0.97		—		—		28
Year ended 3-31-2016	10.92	-0.41	2	1.80	(17)	1.00		1.91		0.89		26
Year ended 3-31-2015(4)	11.10	11.38	2	1.80	(5)(18)	1.20	(5)	1.92	(5)	1.08	(5)	10	(6)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	13.00	2.98	6	1.35	(5)	1.60	(5)	1.38	(5)	1.57	(5)	25
Year ended 3-31-2017	12.68	17.10	8	1.35		1.28		1.37		1.26		28
Year ended 3-31-2016	10.93	-0.03	5	1.35	(19)	1.46		1.58		1.23		26
Year ended 3-31-2015(4)	11.11	11.66	4	1.35	(5)(20)	1.73	(5)	1.57	(5)	1.51	(5)	10	(6)

(11)	Ratio of expenses to average net assets excluding offering cost was 1.26%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.11%.

(13)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(14)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.76%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.61%.

(17)	Ratio of expenses to average net assets excluding offering cost was 1.01%.

(18)	Ratio of expenses to average net assets excluding offering cost was 0.86%.

(19)	Ratio of expenses to average net assets excluding offering cost was 1.31%.

(20)	Ratio of expenses to average net assets excluding offering cost was 1.16%.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	177

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$11.82	$0.17	$0.11	$0.28	$(0.16)	$—	$(0.16)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	11.82	0.12	0.12	0.24	(0.12)	—	(0.12)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	11.82	0.12	0.12	0.24	(0.12)	—	(0.12)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 3-31-2016	12.07	0.19	0.06	0.25	(0.19)	—	(0.19)
Year ended 3-31-2015	11.74	0.22	0.33	0.55	(0.22)	—	(0.22)
Year ended 3-31-2014	12.19	0.25	(0.45)	(0.20)	(0.25)	—	(0.25)
Year ended 3-31-2013	11.88	0.25	0.31	0.56	(0.25)	—	(0.25)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	11.82	0.18	0.12	0.30	(0.18)	—	(0.18)
Year ended 3-31-2017	12.13	0.31	(0.32)	(0.01)	(0.30)	—	(0.30)
Year ended 3-31-2016	12.07	0.31	0.05	0.36	(0.30)	—	(0.30)
Year ended 3-31-2015	11.74	0.33	0.34	0.67	(0.34)	—	(0.34)
Year ended 3-31-2014	12.19	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Year ended 3-31-2013	11.88	0.36	0.31	0.67	(0.36)	—	(0.36)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	11.90	0.09	0.04	0.13	(0.09)	—	(0.09)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	11.82	0.16	0.12	0.28	(0.16)	—	(0.16)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)
Year ended 3-31-2016	12.07	0.28	0.06	0.34	(0.28)	—	(0.28)
Year ended 3-31-2015	11.74	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 3-31-2014	12.19	0.34	(0.45)	(0.11)	(0.34)	—	(0.34)
Year ended 3-31-2013	11.88	0.34	0.31	0.65	(0.34)	—	(0.34)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

    .

178	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$11.94	2.40%	$62		1.01	%(4)	2.78	%(4)	—%		—%		—%
Year ended 3-31-2017	11.82	-0.26	68		0.98		2.28		—		—		14
Year ended 3-31-2016	12.13	2.87	184		0.99		2.35		—		—		4
Year ended 3-31-2015	12.07	5.51	148		1.01		2.60		—		—		8
Year ended 3-31-2014	11.74	-0.86	113		1.02		2.90		—		—		7
Year ended 3-31-2013	12.19	5.50	133		1.01		2.77		—		—		6
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	11.94	2.02	2		1.77	(4)	2.02	(4)	—		—		—
Year ended 3-31-2017	11.82	-1.02	2		1.74		1.56		—		—		14
Year ended 3-31-2016	12.13	2.11	2		1.73		1.62		—		—		4
Year ended 3-31-2015	12.07	4.71	2		1.77		1.87		—		—		8
Year ended 3-31-2014	11.74	-1.63	2		1.79		2.12		—		—		7
Year ended 3-31-2013	12.19	4.72	4		1.75		2.04		—		—		6
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	11.94	2.02	21		1.78	(4)	2.01	(4)	—		—		—
Year ended 3-31-2017	11.82	-1.01	25		1.73		1.57		—		—		14
Year ended 3-31-2016	12.13	2.12	31		1.73		1.61		—		—		4
Year ended 3-31-2015	12.07	4.72	24		1.76		1.86		—		—		8
Year ended 3-31-2014	11.74	-1.62	21		1.78		2.12		—		—		7
Year ended 3-31-2013	12.19	4.71	31		1.76		2.03		—		—		6
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	11.94	2.51	91		0.83	(4)	2.96	(4)	—		—		—
Year ended 3-31-2017	11.82	-0.08	96		0.79		2.56		—		—		14
Year ended 3-31-2016	12.13	3.09	9		0.78		2.55		—		—		4
Year ended 3-31-2015	12.07	5.73	5		0.80		2.75		—		—		8
Year ended 3-31-2014	11.74	-0.65	2		0.81		3.11		—		—		7
Year ended 3-31-2013	12.19	5.72	2		0.80		2.94		—		—		6
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	11.94	1.09	—	*	0.71	(4)	3.10	(4)	—		—		—	(7)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	11.94	2.39	1		1.03	(4)(8)	2.76	(4)	1.07	(4)	2.72	(4)	—
Year ended 3-31-2017	11.82	-0.26	1		0.98		2.33		1.03		2.28		14
Year ended 3-31-2016	12.13	2.87	1		0.99		2.35		1.03		2.31		4
Year ended 3-31-2015	12.07	5.52	1		1.01		2.60		1.05		2.56		8
Year ended 3-31-2014	11.74	-0.87	1		1.02		2.89		1.06		2.85		7
Year ended 3-31-2013	12.19	5.49	1		1.01		2.78		1.06		2.73		6

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(8)	Annualized expense ratio based on the period excluding reorganization expenses was 1.01%.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	179

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$5.09	$0.09	$0.02	$0.11	$(0.10)	$—	$(0.10)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04	(0.23)	—	(0.23)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—	(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—	(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.21	0.24	0.45	(0.21)	—	(0.21)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	5.09	0.07	0.02	0.09	(0.08)	—	(0.08)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	—	(0.19)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—	(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—	(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	—	(0.17)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	5.09	0.08	0.01	0.09	(0.08)	—	(0.08)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00 *	(0.19)	—	(0.19)
Year ended 3-31-2016	5.31	0.18	(0.03)	0.15	(0.18)	—	(0.18)
Year ended 3-31-2015	5.03	0.19	0.28	0.47	(0.19)	—	(0.19)
Year ended 3-31-2014	5.47	0.20	(0.42)	(0.22)	(0.20)	(0.02)	(0.22)
Year ended 3-31-2013	5.23	0.17	0.24	0.41	(0.17)	—	(0.17)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	5.09	0.10	0.01	0.11	(0.10)	—	(0.10)
Year ended 3-31-2017	5.28	0.24	(0.19)	0.05	(0.24)	—	(0.24)
Year ended 3-31-2016	5.31	0.23	(0.03)	0.20	(0.23)	—	(0.23)
Year ended 3-31-2015	5.03	0.24	0.28	0.52	(0.24)	—	(0.24)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.22	0.24	0.46	(0.22)	—	(0.22)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	5.11	0.04	(0.01)	0.03	(0.04)	—	(0.04)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	5.09	0.09	0.02	0.11	(0.10)	—	(0.10)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04	(0.23)	—	(0.23)
Year ended 3-31-2016	5.31	0.22	(0.03)	0.19	(0.22)	—	(0.22)
Year ended 3-31-2015	5.03	0.23	0.28	0.51	(0.23)	—	(0.23)
Year ended 3-31-2014	5.47	0.24	(0.42)	(0.18)	(0.24)	(0.02)	(0.26)
Year ended 3-31-2013	5.23	0.21	0.24	0.45	(0.21)	—	(0.21)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

    .

180	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$5.10	2.08%	$201		0.88	%(4)	3.67	%(4)	0.91	%(4)	3.64	%(4)	1%
Year ended 3-31-2017	5.09	0.65	235		0.87		4.27		—		—		8
Year ended 3-31-2016	5.28	3.61	389		0.86		4.19		0.88		4.17		4
Year ended 3-31-2015	5.31	10.29	377		0.85		4.46		0.87		4.44		9
Year ended 3-31-2014	5.03	-3.32	366		0.86		4.58		0.87		4.57		21
Year ended 3-31-2013	5.47	8.71	545		0.84		3.91		0.85		3.90		9
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	5.10	1.73	10		1.62	(4)	2.91	(4)	1.69	(4)	2.84	(4)	1
Year ended 3-31-2017	5.09	-0.11	11		1.62		3.52		1.63		3.51		8
Year ended 3-31-2016	5.28	2.84	14		1.62		3.43		1.64		3.41		4
Year ended 3-31-2015	5.31	9.44	15		1.62		3.69		1.64		3.67		9
Year ended 3-31-2014	5.03	-4.07	15		1.64		3.82		1.65		3.81		21
Year ended 3-31-2013	5.47	7.86	19		1.62		3.12		1.63		3.11		9
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	5.10	1.75	160		1.58	(4)	2.96	(4)	1.65	(4)	2.89	(4)	1
Year ended 3-31-2017	5.09	-0.07	182		1.58		3.56		1.60		3.54		8
Year ended 3-31-2016	5.28	2.87	237		1.58		3.47		1.60		3.45		4
Year ended 3-31-2015	5.31	9.50	238		1.58		3.72		1.60		3.70		9
Year ended 3-31-2014	5.03	-4.04	216		1.60		3.84		1.61		3.83		21
Year ended 3-31-2013	5.47	7.92	323		1.57		3.17		1.59		3.15		9
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	5.10	2.17	534		0.68	(4)	3.85	(4)	0.75	(4)	3.78	(4)	1
Year ended 3-31-2017	5.09	0.84	617		0.68		4.46		0.69		4.45		8
Year ended 3-31-2016	5.28	3.80	701		0.67		4.38		0.69		4.36		4
Year ended 3-31-2015	5.31	10.50	703		0.68		4.62		0.70		4.60		9
Year ended 3-31-2014	5.03	-3.16	586		0.69		4.76		0.70		4.75		21
Year ended 3-31-2013	5.47	8.88	749		0.68		4.06		0.69		4.05		9
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	5.10	0.63	—	*	0.58	(4)	3.27	(4)	0.61	(4)	3.24	(4)	1	(7)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	5.10	2.08	14		0.88	(4)	3.64	(4)	1.01	(4)	3.51	(4)	1
Year ended 3-31-2017	5.09	0.65	15		0.86		4.28		0.95		4.19		8
Year ended 3-31-2016	5.28	3.60	21		0.86		4.19		0.95		4.10		4
Year ended 3-31-2015	5.31	10.35	21		0.85		4.39		0.95		4.29		9
Year ended 3-31-2014	5.03	-3.32	15		0.85		4.52		0.95		4.42		21
Year ended 3-31-2013	5.47	8.71	34		0.84		3.92		0.94		3.82		9

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	181

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP CORE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$17.66	$0.01	$1.00	$1.01	$—	$—	$—
Year ended 3-31-2017	14.38	(0.05)	4.14	4.09	—	(0.81)	(0.81)
Year ended 3-31-2016	17.47	(0.07)	(0.87)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.32	(0.04)	0.99	0.95	—	(1.80)	(1.80)
Year ended 3-31-2014	17.23	(0.11)	3.55	3.44	(0.07)	(2.28)	(2.35)
Year ended 3-31-2013	14.96	0.02	2.82	2.84	—	(0.57)	(0.57)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	14.45	(0.05)	0.79	0.74	—	—	—
Year ended 3-31-2017	11.92	(0.17)	3.43	3.26	—	(0.73)	(0.73)
Year ended 3-31-2016	15.01	(0.19)	(0.75)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.10	(0.18)	0.84	0.66	—	(1.75)	(1.75)
Year ended 3-31-2014	15.39	(0.25)	3.14	2.89	(0.02)	(2.16)	(2.18)
Year ended 3-31-2013	13.48	(0.13)	2.50	2.37	—	(0.46)	(0.46)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	15.39	(0.04)	0.86	0.82	—	—	—
Year ended 3-31-2017	12.64	(0.14)	3.64	3.50	—	(0.75)	(0.75)
Year ended 3-31-2016	15.74	(0.16)	(0.79)	(0.95)	—	(2.15)	(2.15)
Year ended 3-31-2015	16.76	(0.14)	0.89	0.75	—	(1.77)	(1.77)
Year ended 3-31-2014	15.94	(0.21)	3.26	3.05	(0.04)	(2.19)	(2.23)
Year ended 3-31-2013	13.92	(0.08)	2.60	2.52	—	(0.50)	(0.50)
Class E Shares(11)
Six-month period ended 9-30-2017 (unaudited)	18.32	0.04	1.02	1.06	—	—	—
Year ended 3-31-2017	14.87	0.00 *	4.30	4.30	—	(0.85)	(0.85)
Year ended 3-31-2016	17.93	(0.02)	(0.89)	(0.91)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.76	0.03	1.01	1.04	—	(1.87)	(1.87)
Year ended 3-31-2014	17.59	(0.04)	3.63	3.59	(0.09)	(2.33)	(2.42)
Year ended 3-31-2013	15.25	0.10	2.85	2.95	—	(0.61)	(0.61)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	19.03	0.05	1.07	1.12	—	—	—
Year ended 3-31-2017	15.42	0.01	4.46	4.47	—	(0.86)	(0.86)
Year ended 3-31-2016	18.49	0.00 *	(0.92)	(0.92)	—	(2.15)	(2.15)
Year ended 3-31-2015	19.29	0.05	1.04	1.09	—	(1.89)	(1.89)
Year ended 3-31-2014	18.03	(0.02)	3.72	3.70	(0.10)	(2.34)	(2.44)
Year ended 3-31-2013	15.61	0.11	2.94	3.05	—	(0.63)	(0.63)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	19.17	0.08	1.06	1.14	—	—	—
Year ended 3-31-2017	15.52	0.04	4.49	4.53	—	(0.88)	(0.88)
Year ended 3-31-2016	18.56	0.02	(0.91)	(0.89)	—	(2.15)	(2.15)
Year ended 3-31-2015(5)	18.96	0.08	1.36	1.44	—	(1.84)	(1.84)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	17.58	(0.02)	1.00	0.98	—	—	—
Year ended 3-31-2017	14.33	(0.09)	4.13	4.04	—	(0.79)	(0.79)
Year ended 3-31-2016	17.44	(0.10)	(0.86)	(0.96)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.31	(0.06)	0.98	0.92	—	(1.79)	(1.79)
Year ended 3-31-2014	17.23	(0.13)	3.54	3.41	(0.07)	(2.26)	(2.33)
Year ended 3-31-2013)(7)	15.24	(0.02)	2.01	1.99	—	—	—
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(9)	17.97	(0.02)	0.73	0.71	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	18.51	0.03	1.03	1.06	—	—	—
Year ended 3-31-2017	15.03	(0.03)	4.34	4.31	—	(0.83)	(0.83)
Year ended 3-31-2016	18.12	(0.05)	(0.89)	(0.94)	—	(2.15)	(2.15)
Year ended 3-31-2015	18.94	(0.02)	1.04	1.02	—	(1.84)	(1.84)
Year ended 3-31-2014	17.74	(0.07)	3.66	3.59	(0.08)	(2.31)	(2.39)
Year ended 3-31-2013	15.38	0.01	2.95	2.96	—	(0.60)	(0.60)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

182	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$18.67	5.72%	$195		1.47	%(3)	0.16	%(3)	51%
Year ended 3-31-2017	17.66	28.52	200		1.50		-0.28		133
Year ended 3-31-2016	14.38	-5.11	193		1.56		-0.45		135
Year ended 3-31-2015	17.47	5.74	240		1.54		-0.20		106
Year ended 3-31-2014	18.32	21.10	244		1.57		-0.62		61
Year ended 3-31-2013	17.23	19.49	226		1.66		0.15		52
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	15.19	5.12	3		2.45	(3)	-0.75	(3)	51
Year ended 3-31-2017	14.45	27.39	5		2.44		-1.26		133
Year ended 3-31-2016	11.92	-5.99	2		2.51		-1.39		135
Year ended 3-31-2015	15.01	4.68	3		2.50		-1.17		106
Year ended 3-31-2014	16.10	19.87	4		2.58		-1.63		61
Year ended 3-31-2013	15.39	18.22	4		2.78		-0.97		52
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	16.21	5.33	35		2.16	(3)	-0.53	(3)	51
Year ended 3-31-2017	15.39	27.72	33		2.17		-0.99		133
Year ended 3-31-2016	12.64	-5.77	14		2.23		-1.11		135
Year ended 3-31-2015	15.74	5.02	18		2.21		-0.89		106
Year ended 3-31-2014	16.76	20.24	19		2.25		-1.30		61
Year ended 3-31-2013	15.94	18.74	16		2.35		-0.54		52
Class E Shares(11)
Six-month period ended 9-30-2017 (unaudited)	19.38	5.84	—	*	1.19	(3)	0.42	(3)	51
Year ended 3-31-2017	18.32	28.97	—	*	1.21		0.00		133
Year ended 3-31-2016	14.87	-4.80	—	*	1.22		-0.12		135
Year ended 3-31-2015	17.93	6.08	—	*	1.21		0.14		106
Year ended 3-31-2014	18.76	21.56	—	*	1.21		-0.26		61
Year ended 3-31-2013	17.59	20.03	—	*	1.22		0.61		52
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	20.15	5.89	306		1.11	(3)	0.48	(3)	51
Year ended 3-31-2017	19.03	29.05	253		1.10		0.03		133
Year ended 3-31-2016	15.42	-4.71	25		1.12		0.00		135
Year ended 3-31-2015	18.49	6.20	29		1.10		0.26		106
Year ended 3-31-2014	19.29	21.67	26		1.10		-0.15		61
Year ended 3-31-2013	18.03	20.17	19		1.11		0.72		52
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	20.31	5.95	48		0.94	(3)	0.83	(3)	51
Year ended 3-31-2017	19.17	29.25	9		0.95		0.22		133
Year ended 3-31-2016	15.52	-4.52	4		0.96		0.13		135
Year ended 3-31-2015(5)	18.56	8.17	3		0.96	(3)	0.70	(3)	106	(6)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	18.56	5.63	10		1.68	(3)	-0.17	(3)	51
Year ended 3-31-2017	17.58	28.27	6		1.69		-0.51		133
Year ended 3-31-2016	14.33	-5.24	3		1.72		-0.66		135
Year ended 3-31-2015	17.44	5.57	2		1.70		-0.32		106
Year ended 3-31-2014	18.31	20.91	1		1.70		-0.78		61
Year ended 3-31-2013(7)	17.23	13.06	—	*	1.68	(3)	-0.44	(3)	52	(8)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(9)	18.68	3.95	—	*	1.18	(3)	-0.49	(3)	51	(10)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	19.57	5.73	18		1.36	(3)	0.29	(3)	51
Year ended 3-31-2017	18.51	28.74	22		1.35		-0.20		133
Year ended 3-31-2016	15.03	-4.92	7		1.37		-0.30		135
Year ended 3-31-2015	18.12	5.93	10		1.36		-0.09		106
Year ended 3-31-2014	18.94	21.35	10		1.33		-0.39		61
Year ended 3-31-2013	17.74	19.85	7		1.41		0.05		52

(5)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(7)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(8)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(10)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

(11)	Class is closed to investment.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	183

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$17.23	$(0.08)	$1.72	$1.64	$—	$—	$—
Year ended 3-31-2017	14.81	(0.13)	3.58	3.45	—	(1.03)	(1.03)
Year ended 3-31-2016	18.71	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.51	(0.14)	1.52	1.38	—	(1.18)	(1.18)
Year ended 3-31-2014	16.33	(0.19)	4.04	3.85	—	(1.67)	(1.67)
Year ended 3-31-2013	14.51	(0.14)	2.35	2.21	—	(0.39)	(0.39)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited	13.11	(0.12)	1.31	1.19	—	—	—
Year ended 3-31-2017	11.57	(0.21)	2.78	2.57	—	(1.03)	(1.03)
Year ended 3-31-2016	15.28	(0.23)	(1.15)	(1.38)	—	(2.33)	(2.33)
Year ended 3-31-2015	15.47	(0.25)	1.24	0.99	—	(1.18)	(1.18)
Year ended 3-31-2014	13.95	(0.30)	3.42	3.12	—	(1.60)	(1.60)
Year ended 3-31-2013	12.57	(0.25)	2.02	1.77	—	(0.39)	(0.39)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	14.28	(0.12)	1.42	1.30	—	—	—
Year ended 3-31-2017	12.50	(0.20)	3.01	2.81	—	(1.03)	(1.03)
Year ended 3-31-2016	16.27	(0.21)	(1.23)	(1.44)	—	(2.33)	(2.33)
Year ended 3-31-2015	16.35	(0.23)	1.33	1.10	—	(1.18)	(1.18)
Year ended 3-31-2014	14.63	(0.28)	3.60	3.32	—	(1.60)	(1.60)
Year ended 3-31-2013	13.12	(0.21)	2.11	1.90	—	(0.39)	(0.39)
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	17.09	(0.09)	1.71	1.62	—	—	—
Year ended 3-31-2017	14.70	(0.14)	3.56	3.42	—	(1.03)	(1.03)
Year ended 3-31-2016	18.60	(0.14)	(1.43)	(1.57)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.43	(0.16)	1.51	1.35	—	(1.18)	(1.18)
Year ended 3-31-2014	16.27	(0.22)	4.03	3.81	—	(1.65)	(1.65)
Year ended 3-31-2013	14.47	(0.15)	2.34	2.19	—	(0.39)	(0.39)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	21.96	(0.07)	2.19	2.12	—	—	—
Year ended 3-31-2017	18.57	(0.10)	4.52	4.42	—	(1.03)	(1.03)
Year ended 3-31-2016	22.77	(0.09)	(1.77)	(1.86)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015	22.19	(0.09)	1.85	1.76	—	(1.18)	(1.18)
Year ended 3-31-2014	19.26	(0.15)	4.80	4.65	—	(1.72)	(1.72)
Year ended 3-31-2013	16.98	(0.09)	2.76	2.67	—	(0.39)	(0.39)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.06	(0.06)	2.21	2.15	—	—	—
Year ended 3-31-2017	18.62	(0.07)	4.54	4.47	—	(1.03)	(1.03)
Year ended 3-31-2016	22.79	(0.06)	(1.77)	(1.83)	(0.01)	(2.33)	(2.34)
Year ended 3-31-2015(6)	20.97	(0.02)	3.02	3.00	—	(1.18)	(1.18)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	16.97	(0.11)	1.69	1.58	—	—	—
Year ended 3-31-2017	14.63	(0.17)	3.54	3.37	—	(1.03)	(1.03)
Year ended 3-31-2016	18.55	(0.17)	(1.42)	(1.59)	—	(2.33)	(2.33)
Year ended 3-31-2015	18.41	(0.18)	1.50	1.32	—	(1.18)	(1.18)
Year ended 3-31-2014	16.26	(0.23)	4.02	3.79	—	(1.64)	(1.64)
Year ended 3-31-2013	14.48	(0.17)	2.34	2.17	—	(0.39)	(0.39)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(8)	18.21	(0.03)	0.69	0.66	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	20.85	(0.10)	2.09	1.99	—	—	—
Year ended 3-31-2017	17.72	(0.14)	4.30	4.16	—	(1.03)	(1.03)
Year ended 3-31-2016	21.88	(0.13)	(1.70)	(1.83)	—	(2.33)	(2.33)
Year ended 3-31-2015	21.42	(0.14)	1.78	1.64	—	(1.18)	(1.18)
Year ended 3-31-2014	18.66	(0.20)	4.64	4.44	—	(1.68)	(1.68)
Year ended 3-31-2013	16.50	(0.13)	2.68	2.55	—	(0.39)	(0.39)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

    .

184	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$18.87	9.52%	$254		1.38	%(4)	-0.95	%(4)	—%		—%		20%
Year ended 3-31-2017	17.23	23.58	236		1.41		-0.81		—		—		53
Year ended 3-31-2016	14.81	-8.91	325		1.44		-0.80		—		—		43
Year ended 3-31-2015	18.71	8.03	384		1.43		-0.80		—		—		43
Year ended 3-31-2014	18.51	24.27	406		1.43		-1.07		—		—		45
Year ended 3-31-2013	16.33	15.70	281		1.49		-0.97		—		—		38
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	14.30	9.08	8		2.22	(4)	-1.79	(4)	—		—		20
Year ended 3-31-2017	13.11	22.55	8		2.24		-1.66		—		—		53
Year ended 3-31-2016	11.57	-9.71	8		2.32		-1.69		—		—		43
Year ended 3-31-2015	15.28	7.07	11		2.31		-1.69		—		—		43
Year ended 3-31-2014	15.47	23.14	13		2.34		-1.99		—		—		45
Year ended 3-31-2013	13.95	14.61	11		2.49		-1.96		—		—		38
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	15.58	9.10	180		2.05	(4)	-1.62	(4)	—		—		20
Year ended 3-31-2017	14.28	22.80	176		2.07		-1.49		—		—		53
Year ended 3-31-2016	12.50	-9.48	166		2.07		-1.43		—		—		43
Year ended 3-31-2015	16.27	7.36	207		2.07		-1.44		—		—		43
Year ended 3-31-2014	16.35	23.43	225		2.08		-1.73		—		—		45
Year ended 3-31-2013	14.63	15.00	189		2.13		-1.61		—		—		38
Class E Shares
Six-month period ended 9-30-2017 (unaudited)	18.71	9.48	9		1.39	(4)	-0.96	(4)	1.63	(4)	-1.20	(4)	20
Year ended 3-31-2017	17.09	23.55	8		1.43		-0.85		1.71		-1.13		53
Year ended 3-31-2016	14.70	-8.96	6		1.49		-0.86		1.73		-1.10		43
Year ended 3-31-2015	18.60	7.90	6		1.56		-0.92		1.79		-1.15		43
Year ended 3-31-2014	18.43	24.13	5		1.56		-1.21		1.87		-1.52		45
Year ended 3-31-2013	16.27	15.61	3		1.56		-1.03		2.06		-1.53		38
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	24.08	9.65	376		1.08	(4)	-0.64	(4)	—		—		20
Year ended 3-31-2017	21.96	24.03	313		1.07		-0.51		—		—		53
Year ended 3-31-2016	18.57	-8.59	169		1.06		-0.43		—		—		43
Year ended 3-31-2015	22.77	8.42	214		1.06		-0.43		—		—		43
Year ended 3-31-2014	22.19	24.78	246		1.06		-0.71		—		—		45
Year ended 3-31-2013	19.26	16.13	176		1.07		-0.54		—		—		38
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	24.21	9.75	110		0.92	(4)	-0.48	(4)	—		—		20
Year ended 3-31-2017	22.06	24.24	69		0.91		-0.34		—		—		53
Year ended 3-31-2016	18.62	-8.46	23		0.91		-0.28		—		—		43
Year ended 3-31-2015(6)	22.79	14.83	22		0.90	(4)	-0.12	(4)	—		—		43	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	18.55	9.31	51		1.67	(4)	-1.23	(4)	—		—		20
Year ended 3-31-2017	16.97	23.32	48		1.66		-1.08		—		—		53
Year ended 3-31-2016	14.63	-9.10	42		1.66		-1.03		—		—		43
Year ended 3-31-2015	18.55	7.74	45		1.66		-1.02		—		—		43
Year ended 3-31-2014	18.41	23.99	42		1.66		-1.30		—		—		45
Year ended 3-31-2013	16.26	15.45	22		1.67		-1.15		—		—		38	(9)
Class T Shares
Six-month period ended 9-30-2017 (unaudited)(8)	18.87	3.62	—	*	1.23	(4)	-0.79	(4)	—		—		20
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	22.84	9.55	134		1.32	(4)	-0.89	(4)	—		—		20
Year ended 3-31-2017	20.85	23.71	135		1.31		-0.71		—		—		53
Year ended 3-31-2016	17.72	-8.80	205		1.31		-0.67		—		—		43
Year ended 3-31-2015	21.88	8.16	262		1.30		-0.68		—		—		43
Year ended 3-31-2014	21.42	24.45	276		1.30		-0.95		—		—		45
Year ended 3-31-2013	18.66	15.87	220		1.31		-0.79		—		—		38

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	185

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$21.00	$0.00 *	$2.09	$2.09	$—	$—	$—
Year ended 3-31-2017	18.68	(0.07)	2.39	2.32	—	—	—
Year ended 3-31-2016	19.31	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.84	(0.02)	2.86	2.84	—	(0.37)	(0.37)
Year ended 3-31-2014	14.13	(0.05)	3.23	3.18	—	(0.47)	(0.47)
Year ended 3-31-2013	13.15	0.05	0.99	1.04	(0.06)	—	(0.06)
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	20.13	(0.08)	2.00	1.92	—	—	—
Year ended 3-31-2017	18.03	(0.19)	2.29	2.10	—	—	—
Year ended 3-31-2016	18.73	(0.20)	(0.21)	(0.41)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.45	(0.14)	2.79	2.65	—	(0.37)	(0.37)
Year ended 3-31-2014	13.87	(0.14)	3.15	3.01	—	(0.43)	(0.43)
Year ended 3-31-2013	12.92	(0.03)	0.99	0.96	(0.01)	—	(0.01)
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	20.06	(0.09)	1.99	1.90	—	—	—
Year ended 3-31-2017	17.98	(0.20)	2.28	2.08	—	—	—
Year ended 3-31-2016	18.69	(0.21)	(0.21)	(0.42)	—	(0.29)	(0.29)
Year ended 3-31-2015	16.42	(0.15)	2.79	2.64	—	(0.37)	(0.37)
Year ended 3-31-2014	13.85	(0.15)	3.15	3.00	—	(0.43)	(0.43)
Year ended 3-31-2013	12.91	(0.03)	0.97	0.94	—	—	—
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	21.22	0.02	2.11	2.13	—	—	—
Year ended 3-31-2017	18.83	(0.01)	2.40	2.39	—	—	—
Year ended 3-31-2016	19.47	(0.03)	(0.21)	(0.24)	—	(0.40)	(0.40)
Year ended 3-31-2015	16.93	0.02	2.89	2.91	—	(0.37)	(0.37)
Year ended 3-31-2014	14.20	0.00	3.23	3.23	—	(0.50)	(0.50)
Year ended 3-31-2013	13.27	0.09	0.92	1.01	(0.08)	—	(0.08)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.01	0.00 *	1.35	1.35	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	21.04	0.00 *	2.09	2.09	—	—	—
Year ended 3-31-2017	18.71	(0.06)	2.39	2.33	—	—	—
Year ended 3-31-2016	19.34	(0.07)	(0.20)	(0.27)	—	(0.36)	(0.36)
Year ended 3-31-2015	16.86	(0.03)	2.88	2.85	—	(0.37)	(0.37)
Year ended 3-31-2014	14.15	(0.04)	3.23	3.19	—	(0.48)	(0.48)
Year ended 3-31-2013	13.16	0.05	1.00	1.05	(0.06)	—	(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

    .

186	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$23.09	9.95%	$43		1.21	%(4)	-0.04	%(4)	—%		—%		31%
Year ended 3-31-2017	21.00	12.42	38		1.20		-0.35		—		—		46
Year ended 3-31-2016	18.68	-1.51	107		1.22		-0.35		—		—		21
Year ended 3-31-2015	19.31	17.00	71		1.29		-0.13		—		—		36
Year ended 3-31-2014	16.84	22.65	40		1.43		-0.30		—		—		32
Year ended 3-31-2013	14.13	7.91	24		1.14		0.34		1.63		-0.15		26
Class B Shares(5)
Six-month period ended 9-30-2017 (unaudited)	22.05	9.54	2		1.91	(4)	-0.74	(4)	—		—		31
Year ended 3-31-2017	20.13	11.65	1		1.91		-1.03		—		—		46
Year ended 3-31-2016	18.03	-2.24	1		1.92		-1.06		—		—		21
Year ended 3-31-2015	18.73	16.25	1		1.95		-0.82		—		—		36
Year ended 3-31-2014	16.45	21.80	1		2.06		-0.92		—		—		32
Year ended 3-31-2013	13.87	7.41	1		1.69		-0.22		2.19		-0.72		26
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	21.96	9.52	6		1.99	(4)	-0.83	(4)	—		—		31
Year ended 3-31-2017	20.06	11.57	6		1.96		-1.08		—		—		46
Year ended 3-31-2016	17.98	-2.30	6		2.01		-1.13		—		—		21
Year ended 3-31-2015	18.69	16.21	2		2.01		-0.86		—		—		36
Year ended 3-31-2014	16.42	21.76	2		2.09		-0.96		—		—		32
Year ended 3-31-2013	13.85	7.28	1		1.76		-0.24		2.26		-0.74		26
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	23.35	10.04	78		1.01	(4)	0.16	(4)	—		—		31
Year ended 3-31-2017	21.22	12.69	72		0.96		-0.04		—		—		46
Year ended 3-31-2016	18.83	-1.32	5		0.99		-0.14		—		—		21
Year ended 3-31-2015	19.47	17.33	4		1.04		0.10		—		—		36
Year ended 3-31-2014	16.93	22.91	1		1.15		-0.02		—		—		32
Year ended 3-31-2013	14.20	7.70	1		0.80		0.68		1.30		0.18		26
Class N Shares
Six-month period ended 9-30-2017 (unaudited)(6)	23.36	6.13	—	*	0.85	(4)	0.02	(4)	—		—		31	(7)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	23.13	9.93	1		1.21	(4)	-0.04	(4)	1.24	(4)	-0.07	(4)	31
Year ended 3-31-2017	21.04	12.45	1		1.20		-0.31		1.21		-0.32		46
Year ended 3-31-2016	18.71	-1.50	1		1.22		-0.38		1.24		-0.40		21
Year ended 3-31-2015	19.34	17.04	1		1.29		-0.16		—		—		36
Year ended 3-31-2014	16.86	22.56	1		1.41		-0.27		—		—		32
Year ended 3-31-2013	14.15	8.12	1		1.02		0.39		1.51		-0.10		26

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through September 30, 2017.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	187

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$22.69	$0.31	$0.42	$0.73	$(0.04)	$—	$(0.04)
Year ended 3-31-2017	19.72	0.20	3.25	3.45	(0.33)	(0.15)	(0.48)
Year ended 3-31-2016	23.40	0.14	(1.14)	(1.00)	(0.03)	(2.65)	(2.68)
Year ended 3-31-2015	23.82	0.12	1.25	1.37	(0.06)	(1.73)	(1.79)
Year ended 3-31-2014	20.30	0.07	4.42	4.49	(0.04)	(0.93)	(0.97)
Year ended 3-31-2013	17.57	0.15	2.73	2.88	(0.15)	— *	(0.15)
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	21.12	0.16	0.42	0.58	—	—	—
Year ended 3-31-2017	18.39	0.00 *	3.02	3.02	(0.14)	(0.15)	(0.29)
Year ended 3-31-2016	22.04	(0.08)	(1.06)	(1.14)	—	(2.51)	(2.51)
Year ended 3-31-2015	22.53	(0.10)	1.19	1.09	—	(1.58)	(1.58)
Year ended 3-31-2014	19.28	(0.12)	4.19	4.07	—	(0.82)	(0.82)
Year ended 3-31-2013	16.72	(0.03)	2.59	2.56	—	— *	— *
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	21.92	0.22	0.41	0.63	—	—	—
Year ended 3-31-2017	19.07	0.08	3.13	3.21	(0.21)	(0.15)	(0.36)
Year ended 3-31-2016	22.73	(0.01)	(1.11)	(1.12)	—	(2.54)	(2.54)
Year ended 3-31-2015	23.18	(0.05)	1.22	1.17	—	(1.62)	(1.62)
Year ended 3-31-2014	19.80	(0.09)	4.31	4.22	—	(0.84)	(0.84)
Year ended 3-31-2013	17.16	0.02	2.67	2.69	(0.05)	— *	(0.05)
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	22.79	0.34	0.42	0.76	(0.08)	—	(0.08)
Year ended 3-31-2017	19.81	0.27	3.24	3.51	(0.38)	(0.15)	(0.53)
Year ended 3-31-2016	23.49	0.19	(1.14)	(0.95)	(0.04)	(2.69)	(2.73)
Year ended 3-31-2015	23.90	0.17	1.27	1.44	(0.10)	(1.75)	(1.85)
Year ended 3-31-2014	20.36	0.11	4.44	4.55	(0.09)	(0.92)	(1.01)
Year ended 3-31-2013	17.61	0.20	2.74	2.94	(0.19)	— *	(0.19)
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	22.80	0.35	0.42	0.77	(0.10)	—	(0.10)
Year ended 3-31-2017	19.81	0.31	3.23	3.54	(0.40)	(0.15)	(0.55)
Year ended 3-31-2016	23.50	0.20	(1.13)	(0.93)	(0.05)	(2.71)	(2.76)
Year ended 3-31-2015	23.90	0.19	1.28	1.47	(0.11)	(1.76)	(1.87)
Year ended 3-31-2014	20.36	0.14	4.44	4.58	(0.11)	(0.93)	(1.04)
Year ended 3-31-2013	17.61	0.22	2.74	2.96	(0.21)	— *	(0.21)
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	22.86	0.42	0.37	0.79	(0.12)	—	(0.12)
Year ended 3-31-2017	19.87	0.33	3.25	3.58	(0.44)	(0.15)	(0.59)
Year ended 3-31-2016	23.56	0.25	(1.15)	(0.90)	(0.06)	(2.73)	(2.79)
Year ended 3-31-2015(6)	24.96	0.18	0.25	0.43	(0.10)	(1.73)	(1.83)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	22.66	0.28	0.42	0.70	(0.01)	—	(0.01)
Year ended 3-31-2017	19.70	0.17	3.23	3.40	(0.29)	(0.15)	(0.44)
Year ended 3-31-2016	23.37	0.08	(1.13)	(1.05)	(0.01)	(2.61)	(2.62)
Year ended 3-31-2015	23.79	0.05	1.26	1.31	(0.01)	(1.72)	(1.73)
Year ended 3-31-2014	20.28	0.01	4.41	4.42	(0.01)	(0.90)	(0.91)
Year ended 3-31-2013(8)	18.17	0.04	2.07	2.11	—	—	—
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	22.73	0.30	0.43	0.73	(0.04)	—	(0.04)
Year ended 3-31-2017	19.77	0.26	3.21	3.47	(0.36)	(0.15)	(0.51)
Year ended 3-31-2016	23.45	0.15	(1.13)	(0.98)	(0.03)	(2.67)	(2.70)
Year ended 3-31-2015	23.86	0.14	1.26	1.40	(0.07)	(1.74)	(1.81)
Year ended 3-31-2014	20.33	0.09	4.43	4.52	(0.06)	(0.93)	(0.99)
Year ended 3-31-2013	17.59	0.17	2.75	2.92	(0.18)	— *	(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

    .

188	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2017 (unaudited)	$23.38	3.21%	$96		1.30	%(3)	2.71	%(3)	31%
Year ended 3-31-2017	22.69	17.76	103		1.33		0.99		53
Year ended 3-31-2016	19.72	-4.60	247		1.30		0.61		55
Year ended 3-31-2015	23.40	5.71	295		1.27		0.48		82
Year ended 3-31-2014	23.82	22.44	248		1.31		0.30		58
Year ended 3-31-2013	20.30	16.59	156		1.43		0.82		57
Class B Shares(4)
Six-month period ended 9-30-2017 (unaudited)	21.70	2.75	2		2.21	(3)	1.54	(3)	31
Year ended 3-31-2017	21.12	16.57	3		2.36		—		53
Year ended 3-31-2016	18.39	-5.54	3		2.27		-0.38		55
Year ended 3-31-2015	22.04	4.80	4		2.18		-0.43		82
Year ended 3-31-2014	22.53	21.35	6		2.17		-0.57		58
Year ended 3-31-2013	19.28	15.40	5		2.43		-0.16		57
Class C Shares
Six-month period ended 9-30-2017 (unaudited)	22.55	2.87	18		1.95	(3)	2.00	(3)	31
Year ended 3-31-2017	21.92	17.02	20		1.97		0.39		53
Year ended 3-31-2016	19.07	-5.25	18		1.98		-0.06		55
Year ended 3-31-2015	22.73	5.00	22		1.97		-0.22		82
Year ended 3-31-2014	23.18	21.64	14		2.01		-0.41		58
Year ended 3-31-2013	19.80	15.77	9		2.13		0.12		57
Class E Shares(5)
Six-month period ended 9-30-2017 (unaudited)	23.47	3.33	—	*	1.06	(3)	2.94	(3)	31
Year ended 3-31-2017	22.79	18.03	—	*	1.08		1.29		53
Year ended 3-31-2016	19.81	-4.34	—	*	1.06		0.86		55
Year ended 3-31-2015	23.49	5.98	—	*	1.05		0.70		82
Year ended 3-31-2014	23.90	22.73	—	*	1.09		0.51		58
Year ended 3-31-2013	20.36	16.93	—	*	1.14		1.11		57
Class I Shares
Six-month period ended 9-30-2017 (unaudited)	23.47	3.37	179		0.97	(3)	3.04	(3)	31
Year ended 3-31-2017	22.80	18.18	186		0.97		1.44		53
Year ended 3-31-2016	19.81	-4.28	7		0.97		0.90		55
Year ended 3-31-2015	23.50	6.13	15		0.94		0.79		82
Year ended 3-31-2014	23.90	22.85	5		0.99		0.63		58
Year ended 3-31-2013	20.36	17.03	4		1.02		1.21		57
Class N Shares
Six-month period ended 9-30-2017 (unaudited)	23.53	3.48	163		0.80	(3)	3.63	(3)	31
Year ended 3-31-2017	22.86	18.32	9		0.82		1.55		53
Year ended 3-31-2016	19.87	-4.12	2		0.81		1.14		55
Year ended 3-31-2015(6)	23.56	1.72	1		0.79	(3)	1.11	(3)	82	(7)
Class R Shares
Six-month period ended 9-30-2017 (unaudited)	23.35	3.11	—	*	1.57	(3)	2.44	(3)	31
Year ended 3-31-2017	22.66	17.45	—	*	1.57		0.80		53
Year ended 3-31-2016	19.70	-4.82	—	*	1.56		0.36		55
Year ended 3-31-2015	23.37	5.45	—	*	1.54		0.21		82
Year ended 3-31-2014	23.79	22.13	1		1.57		0.03		58
Year ended 3-31-2013(8)	20.28	11.61	—	*	1.55	(3)	0.73	(3)	57	(9)
Class Y Shares
Six-month period ended 9-30-2017 (unaudited)	23.42	3.21	1		1.28	(3)	2.62	(3)	31
Year ended 3-31-2017	22.73	17.81	1		1.21		1.24		53
Year ended 3-31-2016	19.77	-4.51	2		1.22		0.65		55
Year ended 3-31-2015	23.45	5.84	3		1.20		0.58		82
Year ended 3-31-2014	23.86	22.56	2		1.22		0.40		58
Year ended 3-31-2013	20.33	16.78	2		1.27		0.97		57

(5)	Class share is closed to investment.

(6)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(7)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

(8)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(9)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	189

NOTES TO FINANCIAL STATMENTS	IVY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Advantus Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund (each, a “Fund”) are 25 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A and Class C shares. Each Fund (excluding Ivy Mid Cap Income Opportunities Fund) offers Class B shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class C shares are not available for direct investment in the Ivy Government Money Market Fund. Class C shares of Ivy Government Money Market Fund will continue to be available for dividend reinvestment and exchanges from Class C shares of another fund within Ivy Funds. Certain Funds may also offer Class E, Class I, Class N, Class R, Class T and/or Class Y shares. Class E shares are closed for all investments in the Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Growth Fund, Ivy Managed International Opportunities Fund, Ivy Small Cap Core Fund and Ivy Value Fund. Class A, Class E and Class T shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R, T and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

190	SEMIANNUAL REPORT	2017

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid

2017	SEMIANNUAL REPORT	191

based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal

192	SEMIANNUAL REPORT	2017

course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. The Board of Trustees of the Waddell & Reed Advisors Funds (“WRA Funds”) approved a Reorganization Plan, in which each WRA Fund has been reorganized into a corresponding fund within Ivy Funds, a trust whose investment advisor is IICO, an affiliate of Waddell & Reed Investment Management Company (“WRIMCO”). This means that the corresponding fund within Ivy Funds received all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, distributed those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund became shareholders of the corresponding Ivy Fund. Under the Reorganization Plan, each WRA Fund was reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
WRA Bond Fund	Ivy Bond Fund
WRA Core Investment Fund	Ivy Core Equity Fund
WRA Dividend Opportunities Fund	Ivy Dividend Opportunities Fund
WRA Global Bond Fund	Ivy Global Bond Fund
WRA Government Securities Fund	Ivy Government Securities Fund
WRA Municipal Bond Fund	Ivy Municipal Bond Fund
WRA Tax-Managed Equity Fund	Ivy Tax-Managed Equity Fund
WRA Value Fund	Ivy Value Fund

In connection with the Reorganization, the Ivy Funds organized the Ivy Bond Fund and Ivy Government Securities Fund (the “Shell Ivy Funds”) which had no assets or liabilities. Each Shell Ivy Fund has been created in connection with the Reorganization Plan to continue the business of its corresponding WRA Fund and has identical investment objectives, principal investment strategies and fundamental investment restrictions as its respective corresponding WRA Fund. The Shell Ivy Funds commenced operations on the date of the Reorganization. The Reorganization took place on October 16, 2017.

On November 14, 2017, the Board of Trustees of the WRA Funds adopted a resolution in which the WRA Funds will be reorganized into a corresponding series of the Ivy Funds, an affiliated investment company, as shown in the table below. This means that the corresponding fund within Ivy Funds will receive all of the assets and liabilities of the corresponding WRA Fund in exchange for shares of the Ivy Fund. Each WRA Fund, in turn, will distribute those Ivy Fund shares to its shareholders in liquidation and shareholders of a WRA Fund will become shareholders of the corresponding Ivy Fund. Under the Reorganization Plan, each WRA Fund will be reorganized into the Ivy Fund listed directly opposite such WRA Fund in the table below.

WRA Funds	Ivy Funds
WRA Global Growth Fund	Ivy Global Growth Fund
WRA High Income Fund	Ivy High Income Fund
WRA Municipal High Income Fund	Ivy Municipal High Income Fund
WRA New Concepts Fund	Ivy Mid Cap Growth Fund
WRA Small Cap Growth Fund	Ivy Small Cap Growth Fund
WRA Vanguard Fund	Ivy Large Cap Growth Fund

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

2017	SEMIANNUAL REPORT	193

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Government Money Market Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Government Money Market Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

194	SEMIANNUAL REPORT	2017

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

2017	SEMIANNUAL REPORT	195

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of September 30, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported

196	SEMIANNUAL REPORT	2017

on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund and Ivy International Core Equity Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Advantus Bond Fund, Ivy Emerging Markets Equity Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Value Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Mid Cap Growth Fund, Ivy Small Cap Growth Fund and Ivy Value Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

2017	SEMIANNUAL REPORT	197

Swap Agreements. Certain Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Emerging Markets Equity Fund, Ivy Small Cap Growth Fund and Ivy Value Fund enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Cundill Global Value Fund
Unrealized appreciation on forward foreign currency contracts(1)	$251	$—	$251	$—	$(251)	$—	$—
Ivy Global Equity Income Fund
Unrealized appreciation on forward foreign currency contracts	$249	$—	$249	$(249)	$—	$—	$—
Ivy Global Income Allocation Fund
Unrealized appreciation on forward foreign currency contracts	$33	$—	$33	$(33)	$—	$—	$—
Ivy High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$581	$—	$581	$(210)	$—	$(371)	$—

198	SEMIANNUAL REPORT	2017

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy International Core Equity Fund
Unrealized appreciation on forward foreign currency contracts	$342	$—	$342	$(342)	$—	$—	$—
Ivy Mid Cap Growth Fund
Investments in unaffiliated securities at value*	$2,244	$—	$2,244	$(49)	$—	$—	$2,195
Ivy Small Cap Growth Fund
Swap agreements, at value	$632	$—	$632	$—	$(422)	$—	$210
Ivy Value Fund
Swap agreements, at value	$142	$—	$142	$—	$—	$—	$142

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy European Opportunities Fund
Unrealized depreciation on forward foreign currency contracts(1)	$781	$—	$781	$—	$—	$(781)	$—
Ivy Global Bond Fund
Unrealized depreciation on forward foreign currency contracts(1)	$79	$—	$79	$—	$—	$—	$79
Ivy Global Equity Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$1,571	$—	$1,571	$(249)	$(1,322)	$—	$—
Ivy Global Income Allocation Fund
Unrealized depreciation on forward foreign currency contracts(1)	$580	$—	$580	$(33)	$(427)	$—	$120
Ivy High Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$342	$—	$342	$(210)	$—	$(132)	$—

2017	SEMIANNUAL REPORT	199

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy International Core Equity Fund
Unrealized depreciation on forward foreign currency contracts	$1,444	$—	$1,444	$(342)	$(1,102)	$—	$—
Ivy Mid Cap Growth Fund
Written options at value	$49	$—	$49	$(49)	$—	$—	$—

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2017:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Advantus Bond Fund	Interest rate	Unrealized appreciation on futures contracts*	$328	Unrealized depreciation on futures contracts*	$337
Ivy Cundill Global Value Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	245		—
Ivy European Opportunities Fund	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	465
Ivy Global Equity Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	249	Unrealized depreciation on forward foreign currency contracts	546
Ivy Global Income Allocation Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	33	Unrealized depreciation on forward foreign currency contracts	444
Ivy High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	23	Unrealized depreciation on forward foreign currency contracts	154
Ivy International Core Equity Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	342	Unrealized depreciation on forward foreign currency contracts	1,444
Ivy Mid Cap Growth Fund	Equity	Investments in unaffiliated securities at value**	3,546	Written options at value	966
Ivy Municipal Bond Fund	Interest rate	Unrealized appreciation on futures contracts*	81		—
Ivy Municipal High Income Fund	Interest rate	Unrealized appreciation on futures contracts*	457		—
Ivy Small Cap Growth Fund	Equity	Swap agreements, at value	632		—
Ivy Value Fund	Equity	Swap agreements, at value	142	Written options at value	71

*	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended September 30, 2017.

**	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

200	SEMIANNUAL REPORT	2017

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended September 30, 2017:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Advantus Bond Fund	Interest rate	$—	$—	$(143)	$—	$—	$(143)
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	(676)	(676)
Ivy Emerging Markets Equity Fund	Equity	—	232	56	—	—	288
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	(693)	(693)
Ivy Global Bond Fund	Foreign currency	—	—	—	—	(168)	(168)
Ivy Global Equity Income Fund	Foreign currency	—	—	—	—	(2,378)	(2,378)
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	(3,450)	(3,450)
Ivy High Income Fund	Foreign currency	—	—	—	—	(2,652)	(2,652)
Ivy International Core Equity Fund	Foreign currency	—	—	—	—	7,696	7,696
Ivy Mid Cap Growth Fund	Equity	544	—	—	(150)	—	394
Ivy Municipal Bond Fund	Interest rate	—	—	(237)	—	—	(237)
Ivy Municipal High Income Fund	Interest rate	—	—	(1,395)	—	—	(1,395)
Ivy Small Cap Growth Fund	Equity	(455)	5,000	—	(240)	—	4,305
Ivy Value Fund	Equity	—	—	746	68	—	814

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended September 30, 2017:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Advantus Bond Fund	Interest rate	$—	$—	$31	$—	$—	$31
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	377	377
Ivy European Opportunities Fund	Foreign currency	—	—	—	—	(588)	(588)
Ivy Global Bond Fund	Foreign currency	—	—	—	—	29	29
Ivy Global Equity Income Fund	Foreign currency	—	—	—	—	(219)	(219)
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	(563)	(563)
Ivy High Income Fund	Foreign currency	—	—	—	—	(233)	(233)
Ivy International Core Equity Fund	Foreign currency	—	—	—	—	692	692
Ivy Mid Cap Growth Fund	Equity	65	—	—	(164)	—	(99)
Ivy Municipal Bond Fund	Interest rate	—	—	104	—	—	104
Ivy Municipal High Income Fund	Interest rate	—	—	457	—	—	457
Ivy Small Cap Growth Fund	Equity	—	1,220	—	—	—	1,220
Ivy Value Fund	Equity	—	142	—	51	—	193

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2017, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Advantus Bond Fund	$—	$46,500	$(29,883)	$—	$—	$—
Ivy Cundill Global Value Fund	117	—	—	—	—	—
Ivy European Opportunities Fund	166	—	—	—	—	—
Ivy Global Bond Fund	19	—	—	—	—	—
Ivy Global Equity Income Fund.	241	—	—	—	—	—

2017	SEMIANNUAL REPORT	201

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Global Income Allocation Fund	$460	$—	$—	$—	$—	$—
Ivy High Income Fund	338	—	—	—	—	—
Ivy International Core Equity Fund	416	—	—	—	—	—
Ivy Mid Cap Growth Fund	—	—	—	—	508	264
Ivy Municipal Bond Fund	—	—	(4,599)	—	—	—
Ivy Municipal High Income Fund	—	—	(32,819)	—	—	—
Ivy Small Cap Growth Fund	—	—	—	30,768	—	—
Ivy Value Fund	—	2,055	—	3,786	—	105

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	WRITTEN OPTION ACTIVITY ($ amounts and notional amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-17	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-17
Ivy Mid Cap Growth Fund
Number of Contracts	N/A	24,644	(11,833)	(4,739)	(5,289)	2,783
Notional Amount	N/A	2,464	(1,183)	(474)	(529)	278
Premium Received	N/A	$1,778	$(572)	$(213)	$(191)	$802

Ivy Small Cap Growth Fund
Number of Contracts	N/A	4,554	(4,554)	—	—	N/A
Notional Amount	N/A	455	(455)	—	—	N/A
Premium Received	N/A	$364	$(364)	$—	$—	N/A

Ivy Value Fund
Number of Contracts	1,261	6,894	(3,405)	(2,532)	(1,440)	778
Notional Amount	126	689	(340)	(253)	(144)	78
Premium Received	$82	$651	$(432)	$(172)	$(71)	$58

6.	BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2017 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,863,670	$346	0.02%

202	SEMIANNUAL REPORT	2017

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Advantus Bond Fund	0.525%	0.525%	0.500%	0.450%	0.400%	0.400%	0.400%	0.395%	0.395%	0.390%	0.390%	0.390%
Ivy Core Equity Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.525	0.500	0.490	0.490	0.490
Ivy Cundill Global Value Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700
Ivy Dividend Opportunities Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530
Ivy Emerging Markets Equity Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.755	0.755	0.750	0.750	0.750
Ivy European Opportunities Fund	0.900	0.850	0.750	0.750	0.750	0.740	0.740	0.720	0.720	0.710	0.710	0.710
Ivy Global Bond Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.490	0.490	0.480	0.480	0.480
Ivy Global Equity Income Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Global Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.695	0.695	0.690	0.690	0.690
Ivy Global Income Allocation Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Ivy Government Money Market Fund	0.350	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy High Income Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480
Ivy International Core Equity Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.690	0.690	0.680	0.680	0.680
Ivy Large Cap Growth Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

2017	SEMIANNUAL REPORT	203

Fund (M – Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Limited-Term Bond Fund	0.500%	0.500%	0.450%	0.400%	0.350%	0.350%	0.350%	0.340%	0.340%	0.330%	0.330%	0.330%
Ivy Managed International Opportunities Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Ivy Micro Cap Growth Fund	0.950	0.950	0.950	0.930	0.930	0.900	0.860	0.830	0.830	0.800	0.800	0.800
Ivy Mid Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Mid Cap Income Opportunities Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Ivy Municipal Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Municipal High Income Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Ivy Small Cap Core Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Small Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Ivy Tax-Managed Equity Fund	0.650	0.650	0.650	0.600	0.600	0.550	0.500	0.495	0.495	0.490	0.490	0.490
Ivy Value Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

For the period from May 18, 2009 to September 30, 2016, IICO voluntarily agreed to reduce the management fee paid to 0.485%, on an annual basis, of net assets for any day that Ivy Municipal High Income Fund’s net assets are below $500 million.

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2017.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Mackenzie Financial Corporation (“Mackenzie”), Mackenzie serves as subadviser to Ivy Cundill Global Value Fund. Under an agreement between IICO and Advantus Capital Management, Inc. (“Advantus”), Advantus serves as subadviser to Ivy Advantus Bond Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

204	SEMIANNUAL REPORT	2017

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Ivy Managed International Opportunities Fund, pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed International Opportunities Fund, the Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.000	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, the Ivy Managed International Opportunities Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Class T shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Ivy Government Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A, Class E and Class T Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund, other than Ivy Government Money Market Fund, may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A, Class E and Class T shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A, Class E and Class T shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to

2017	SEMIANNUAL REPORT	205

compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A, Class E and Class T shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended September 30, 2017, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Advantus Bond Fund	$101	$—	*	$4		$2		$—	$87
Ivy Core Equity Fund	109	—	*	9		4		—	95
Ivy Cundill Global Value Fund	26	—	*	—	*	1		N/A	22
Ivy Dividend Opportunities Fund	42	—	*	4		1		—	33
Ivy Emerging Markets Equity Fund	275	—	*	1		5		—	371
Ivy European Opportunities Fund	26	—		—	*	1		—	22
Ivy Global Bond Fund	14	—		3		1		N/A	14
Ivy Global Equity Income Fund	32	—	*	1		—	*	N/A	27
Ivy Global Growth Fund	27	—		2		1		—	24
Ivy Global Income Allocation Fund	64	—	*	2		1		—	53
Ivy Government Money Market Fund	—	3		5		1		—	—
Ivy High Income Fund	587	3		54		28		—	573
Ivy International Core Equity Fund	271	1		6		9		—	454
Ivy Large Cap Growth Fund	318	1		5		4		—	272
Ivy Limited-Term Bond Fund	462	44		11		2		—	439
Ivy Managed International Opportunities Fund	33	—	*	—	*	—	*	—	29
Ivy Micro Cap Growth Fund	57	—	*	—	*	1		N/A	48
Ivy Mid Cap Growth Fund	131	—	*	7		5		—	127
Ivy Mid Cap Income Opportunities Fund	81	1		N/A		2		—	75
Ivy Municipal Bond Fund	24	—	*	—	*	1		N/A	23
Ivy Municipal High Income Fund	57	1		9		6		N/A	70
Ivy Small Cap Core Fund	100	—	*	1		5		—	108
Ivy Small Cap Growth Fund	143	1		4		7		—	137
Ivy Tax-Managed Equity Fund	42	—	*	—	*	—	*	N/A	40
Ivy Value Fund	27	—	*	8		1		—	25

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Fund’s investment manager, IDI, the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund

206	SEMIANNUAL REPORT	2017

operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2017 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Advantus Bond Fund	All Classes	Contractual	8-1-2011	7-31-2018	N/A	$148	(1)	Investment Management Fee
	Class E	Contractual	1-31-2011	7-31-2018	1.02%(4)	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-31-2018	0.54%	$397		Shareholder Servicing
	Class N	Contractual	8-1-2011	7-31-2018	0.54%	$7		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Core Equity Fund	Class A	Contractual	1-11-2013	7-31-2018	1.15%	$63		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2018	1.13%	$16		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-11-2013	7-31-2018	0.84%	$138		Shareholder Servicing
	Class Y	Contractual	1-11-2013	7-31-2018	0.84%	$93		12b-1 Fees and/or Shareholder Servicing
Ivy Cundill Global Value Fund	All Classes	Contractual	12-3-2012	7-31-2018	N/A	$162	(2)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2018	1.31%	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Dividend Opportunities Fund	Class E	Contractual	8-1-2008	7-31-2018	1.13%	$11		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Emerging Markets Equity Fund	Class A	Contractual	3-17-2014	7-31-2018	1.58%	$—		N/A
	Class B	Contractual	3-17-2014	7-31-2018	2.50%	$—		N/A
	Class I	Contractual	3-17-2014	7-31-2018	0.99%	$490		Shareholder Servicing
	Class N	Contractual	3-17-2014	7-31-2018	0.99%	$—		N/A
	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	$—		N/A
	Class Y	Contractual	3-17-2014	7-31-2018	Not to exceed Class A	$—		N/A
Ivy European Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Global Bond Fund	All Classes	Contractual	6-2-2008	7-31-2018	N/A	$60	(3)	Investment Management Fee
	Class A	Contractual	6-2-2008	7-31-2018	0.99%	$59		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-31-2018	1.74%	$4		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-31-2018	1.74%	$11		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-31-2018	0.74%	$69		Shareholder Servicing
	Class N	Contractual	4-1-2017	7-31-2018	0.74%	$—		Shareholder Servicing
	Class Y	Contractual	6-2-2008	7-31-2018	0.99%	$2		12b-1 Fees and/or Shareholder Servicing
Ivy Global Equity Income Fund	Class A	Contractual	6-4-2012	7-31-2018	1.30%	$—		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2018	1.19%	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Global Growth Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A

2017	SEMIANNUAL REPORT	207

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Global Income Allocation Fund	Class E	Contractual	6-4-2012	7-31-2018	1.31%(4)	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2018	1.17%	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Government Money Market Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield(4)	$—		12b-1 Fees and/or Shareholder Servicing
	Class B	Voluntary	N/A	N/A	To maintain minimum yield(4)	$17		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(4)	$87		12b-1 Fees and/or Shareholder Servicing
	Class E	Voluntary	N/A	N/A	To maintain minimum yield(4)	$—		12b-1 Fees and/or Shareholder Servicing
	Class N	Voluntary	N/A	N/A	To maintain minimum yield(4)	$—		Shareholder Servicing
Ivy High Income Fund	Class E	Contractual	8-1-2008	7-31-2018	1.11%(5)	$4		12b-1 Fees and/or Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$37		N/A
Ivy International Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2018	1.28%(4)	$8		12b-1 Fees and/or Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-31-2018	1.15%	$28		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2018	1.15%	$11		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-13-2011	7-31-2018	0.88%	$30		Shareholder Servicing
	Class Y	Contractual	6-1-2006	7-31-2018	1.06%	$11		12b-1 Fees and/or Shareholder Servicing
Ivy Limited-Term Bond Fund	Class E	Contractual	8-1-2010	7-31-2018	0.98%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Managed International Opportunities Fund	Class A	Contractual	3-17-2014	7-31-2018	0.49%	$—		N/A
	Class B	Contractual	3-17-2014	7-31-2018	1.40%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	3-17-2014	7-31-2018	1.29%	$—		N/A
	Class E	Contractual	3-17-2014	7-31-2018	0.39%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	3-17-2014	7-31-2018	0.16%	$12		Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	$—		N/A
	Class R	Contractual	3-17-2014	7-31-2018	0.72%	$—		N/A
	Class Y	Contractual	3-17-2014	7-31-2018	0.38%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Micro Cap Growth Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A

208	SEMIANNUAL REPORT	2017

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Mid Cap Growth Fund	Class A	Contractual	8-1-2014	7-31-2018	1.31%	$33		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2018	1.30%	$14		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed	$—		N/A
Ivy Mid Cap Income Opportunities Fund	Class A	Contractual	10-1-2014	7-31-2018	1.35%	$35		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2014	7-31-2018	2.07%	$8		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	10-1-2014	7-31-2018	1.30%	$—		N/A
	Class I	Contractual	10-1-2014	7-31-2018	1.05%	$58		Shareholder Servicing
	Class N	Contractual	10-1-2014	7-31-2018	1.05%	$—		N/A
	Class R	Contractual	10-1-2014	7-31-2018	1.80%	$—		N/A
	Class Y	Contractual	10-1-2014	7-31-2018	1.35%	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Municipal Bond Fund	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Municipal High Income Fund	All Classes	Contractual	6-2-2008	7-31-2018	N/A	$101	(6)	Investment Management Fee
	Class B	Contractual	8-1-2011	7-31-2018	1.62%	$3		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	8-1-2011	7-31-2018	1.58%	$43		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-31-2018	0.68%	$124		12b-1 Fees and/or Shareholder Servicing
	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	0.94%	$8		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Small Cap Core Fund	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	$—		N/A
	Class Y	Contractual	8-1-2008	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Small Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2018	1.35%(5)	$10		12b-1 Fees and/or Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2018	Not to exceed Class A	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A
Ivy Tax-Managed Equity Fund	Class N	Contractual	7-5-2017	7-31-2018	Not to exceed Class I	$—		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Value Fund	Class Y	Contractual	8-1-2011	7-31-2018	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class E, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)	The Fund’s management fee is being reduced by 0.16% of average daily net assets.

(3)	Due to Class A, Class B, Class C, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Minimum yield was 0.01%.

(5)	Reflects the lower expense limit which went into effect July 5, 2017.

(6)	Due to Class B, Class C, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

2017	SEMIANNUAL REPORT	209

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2017.

9.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2017 follows:

	3-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Distributions Received	9-30-17 Share Balance	9-30-17 Value	Net Change in Unrealized Depreciation
Ivy High Income Fund
Larchmont Resources LLC(2)	15	$—	$—	$—		$—	15	$4,905	$(885)
Maritime Finance Co. Ltd.	1,750	—	—	—		1,810	1,750	17,640	(381)

				$—		$1,810		$22,545	$(1,266)

	3-31-17 Principal Balance					Interest Received	9-30-17 Principal Balance		Net Change in Unrealized Depreciation
Larchmont Resources LLC (10.000% Cash or 10.000% PIK), 10.320%, 8-7-20	$12,007	310	—	—		$565	$12,317	11,947	$(415)

	3-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	9-30-17 Share Balance	9-30-17 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Ivy Managed International Opportunities Fund
Ivy Emerging Markets Equity Fund, Class I	1,880	$21	$278	$313		$—	N/A	N/A	$(11,023)
Ivy Emerging Markets Equity Fund, Class N(2)	N/A	2,174	1,110	1,370		—	1,818	$37,751	15,117
Ivy European Opportunities Fund, Class I	987	18	321	186		—	N/A	N/A	(1,879)
Ivy European Opportunities Fund, Class N	N/A	1,863	1,192	751		—	963	32,013	5,106
Ivy Global Growth Fund, Class I	435	12	260	77		—	N/A	N/A	(1,769)
Ivy Global Growth Fund, Class N(2)	N/A	1,252	875	320		—	427	20,550	3,281
Ivy Global Income Allocation Fund, Class I	1,880	18	343	163		—	N/A	N/A	(2,243)
Ivy Global Income Allocation Fund, Class N	N/A	3,281	1,228	564		710	1,943	29,968	2,172
Ivy International Core Equity Fund, Class I	4,422	51	772	663		—	N/A	N/A	(8,417)
Ivy International Core Equity Fund, Class N	N/A	5,278	3,012	2,243		—	4,333	85,927	12,887

				$6,650		$710		$206,209	$13,232

	3-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Distributions Received	9-30-17 Share Balance	9-30-17 Value	Net Change in Unrealized Depreciation
Ivy Municipal High Income Fund
1155 Island Avenue LLC(2)	6,578	$—	$—	$—		$—	6,578	$1,841	$(197)

	3-31-17 Principal Balance					Interest Received	9-30-17 Principal Balance		Net Change in Unrealized Depreciation
1155 Island Avenue LLC, 10.000%, 12-11-24	$310	—	—	—	*	$15	$311	311	$—
1155 Island Avenue LLC (10.000% Cash or 12.500% PIK), 10.000%, 12-11-24	2,960	—	—	—		147	2,960	2,960	(17)

				$—	*	$162		$3,271	$(17)

*	Not shown due to rounding.

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

210	SEMIANNUAL REPORT	2017

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2017, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Advantus Bond Fund	$600,280	$323,190	$523,303	$195,094
Ivy Core Equity Fund	—	430,061	—	582,648
Ivy Cundill Global Value Fund	—	42,548	—	65,058
Ivy Dividend Opportunities Fund	—	42,411	—	74,101
Ivy Emerging Markets Equity Fund	—	1,063,627	—	290,938
Ivy European Opportunities Fund	—	138,862	—	83,235
Ivy Global Bond Fund	26,547	28,232	12,051	20,946
Ivy Global Equity Income Fund	—	133,049	—	192,598
Ivy Global Growth Fund	—	146,862	—	183,527
Ivy Global Income Allocation Fund	—	172,318	6,402	214,884
Ivy Government Money Market Fund	—	—	—	—
Ivy High Income Fund	—	837,152	—	990,566
Ivy International Core Equity Fund	—	2,578,231	—	1,332,681
Ivy Large Cap Growth Fund	—	443,269	—	459,347
Ivy Limited-Term Bond Fund	6,982	170,976	88,327	233,364
Ivy Managed International Opportunities Fund	—	13,968	—	16,041
Ivy Micro Cap Growth Fund	—	15,545	—	29,130
Ivy Mid Cap Growth Fund	—	291,874	—	429,985
Ivy Mid Cap Income Opportunities Fund	—	91,428	—	81,684
Ivy Municipal Bond Fund	—	—	—	9,018
Ivy Municipal High Income Fund	—	7,707	—	151,565
Ivy Small Cap Core Fund	—	335,979	—	281,162
Ivy Small Cap Growth Fund	—	237,418	—	203,562
Ivy Tax-Managed Equity Fund	—	37,581	—	37,644
Ivy Value Fund	—	220,599	—	121,575

2017	SEMIANNUAL REPORT	211

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Advantus Bond Fund				Ivy Core Equity Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,372	$25,517	8,589	$91,338	1,166	$16,275	4,710	$61,865
Class B	20	220	133	1,426	13	154	114	1,270
Class C	173	1,868	887	9,469	244	2,938	1,088	12,554
Class E	30	319	168	1,800	61	852	217	2,848
Class I	9,600	103,272	56,092	600,304	3,056	47,482	21,338	301,046
Class N	23,538	253,031	97	1,029	9,870	151,841	325	4,714
Class R	503	5,400	609	6,446	7	100	50	650
Class Y	42	454	315	3,366	174	2,612	902	12,783
Shares issued in reinvestment of distributions to shareholders:
Class A	247	2,660	700	7,450	—	—	758	9,983
Class B	3	36	8	83	—	—	24	269
Class C	18	197	44	473	—	—	350	4,031
Class E	5	58	10	111	—	—	31	404
Class I	695	7,471	952	10,169	—	—	871	12,703
Class N	185	1,997	5	50	—	—	275	4,015
Class R	11	118	9	95	—	—	3	43
Class Y	6	62	11	113	—	—	143	2,030
Shares redeemed:
Class A	(3,193)	(34,324)	(56,758)	(606,588)	(2,855)	(39,684)	(28,469)	(364,882)
Class B	(132)	(1,419)	(290)	(3,090)	(175)	(2,027)	(321)	(3,606)
Class C	(600)	(6,443)	(1,602)	(17,047)	(1,209)	(14,650)	(3,123)	(36,175)
Class E	(65)	(704)	(149)	(1,580)	(74)	(1,031)	(157)	(2,067)
Class I	(7,942)	(85,424)	(15,245)	(162,594)	(8,852)	(136,115)	(8,871)	(130,388)
Class N	(4,229)	(45,579)	(91)	(979)	(10,334)	(163,774)	(3,720)	(54,513)
Class R	(194)	(2,079)	(188)	(2,011)	(19)	(261)	(32)	(418)
Class Y	(73)	(784)	(168)	(1,799)	(1,037)	(15,536)	(4,877)	(68,656)
Net increase (decrease)	21,020	$225,924	(5,862)	$(61,966)	(9,964)	$(150,824)	(18,371)	$(229,497)

212	SEMIANNUAL REPORT	2017

	Ivy Cundill Global Value Fund				Ivy Dividend Opportunities Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	162	$2,760	694	$10,617	430	$7,948	2,430	$42,761
Class B	— *	6	2	29	1	25	63	1,087
Class C	14	233	62	925	44	797	460	8,030
Class E	3	52	12	194	39	715	67	1,177
Class I	297	5,211	7,149	102,985	840	15,604	10,986	190,964
Class N	15	262	22	355	41	756	117	2,070
Class R	2	36	— *	3	— *	5	15	271
Class Y	8	138	15	226	13	242	43	773
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	20	332	37	686	438	7,671
Class B	—	—	—	—	— *	8	16	267
Class C	—	—	—	—	4	69	92	1,586
Class E	—	—	— *	5	2	38	17	291
Class I	—	—	43	725	58	1,089	457	8,053
Class N	—	—	1	10	1	18	6	111
Class R	—	—	—	—	— *	— *	— *	4
Class Y	—	—	1	13	1	26	16	281
Shares redeemed:
Class A	(592)	(10,178)	(8,342)	(117,120)	(1,067)	(19,727)	(11,322)	(195,594)
Class B	(13)	(199)	(39)	(544)	(81)	(1,466)	(153)	(2,649)
Class C	(152)	(2,446)	(322)	(4,649)	(409)	(7,444)	(901)	(15,712)
Class E	(58)	(1,021)	(12)	(182)	(20)	(376)	(62)	(1,086)
Class I	(997)	(17,574)	(2,014)	(32,400)	(1,968)	(36,545)	(2,850)	(50,875)
Class N	(13)	(228)	(22)	(362)	(46)	(861)	(26)	(465)
Class R	(2)	(35)	—	—	(10)	(180)	(4)	(68)
Class Y	(18)	(324)	(62)	(940)	(61)	(1,133)	(165)	(2,916)
Net decrease	(1,344)	$(23,307)	(2,792)	$(39,778)	(2,151)	$(39,706)	(260)	$(3,968)

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	213

	Ivy Emerging Markets Equity Fund				Ivy European Opportunities Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9,747	$181,210	6,259	$95,478	188	$5,760	405	$10,805
Class B	40	623	51	635	— *	8	1	28
Class C	1,694	27,223	908	12,240	18	516	29	749
Class E	—	—	—	—	—	—	—	—
Class I	28,711	551,412	25,622	394,279	347	10,684	3,169	80,398
Class N	11,599	214,849	703	11,574	3,248	102,168	12	341
Class R	449	8,077	427	6,373	1	34	2	47
Class T	14	250	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	1,290	23,984	1,508	23,105	10	307	7	183
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	—	—	37	1,003
Class B	—	—	—	—	—	—	— *	5
Class C	—	—	—	—	—	—	3	66
Class E	—	—	—	—	—	—	— *	1
Class I	—	—	—	—	—	—	66	1,793
Class N	—	—	—	—	—	—	1	22
Class R	—	—	—	—	—	—	— *	—
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	—	—	— *	10
Shares redeemed:
Class A	(2,891)	(53,734)	(15,406)	(217,287)	(364)	(11,017)	(4,129)	(105,191)
Class B	(82)	(1,243)	(115)	(1,423)	(5)	(149)	(16)	(399)
Class C	(315)	(4,999)	(1,089)	(14,097)	(57)	(1,632)	(187)	(4,732)
Class E	—	—	—	—	—	—	—	—
Class I	(6,459)	(123,309)	(7,345)	(113,748)	(1,435)	(43,934)	(1,619)	(43,925)
Class N	(990)	(19,365)	(232)	(3,696)	(168)	(5,332)	(20)	(541)
Class R	(213)	(3,858)	(151)	(2,280)	(1)	(19)	— *	(7)
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	(460)	(8,835)	(997)	(15,083)	(7)	(229)	(17)	(459)
Net increase (decrease)	42,134	$792,285	10,143	$176,070	1,775	$57,165	(2,256)	$(59,803)

*	Not shown due to rounding.

214	SEMIANNUAL REPORT	2017

	Ivy Global Bond Fund				Ivy Global Equity Income Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	577	$5,616	1,742	$16,426	348	$4,526	4,428	$53,508
Class B	10	94	38	361	1	8	21	257
Class C	304	2,967	212	2,007	55	709	231	2,794
Class I	2,114	20,584	10,172	95,689	1,240	16,050	24,155	283,183
Class N	2,491	24,475	356	3,345	37	490	35	431
Class R	11	112	24	230	1	15	10	115
Class Y	35	341	86	822	9	110	23	284
Shares issued in reinvestment of distributions to shareholders:
Class A	42	412	148	1,398	85	1,113	431	5,090
Class B	1	10	3	32	1	7	2	19
Class C	7	68	21	196	8	102	18	219
Class I	87	847	153	1,457	322	4,193	487	5,872
Class N	2	16	6	52	2	24	4	46
Class R	— *	3	— *	5	— *	— *	— *	3
Class Y	3	26	6	54	— *	1	1	7
Shares redeemed:
Class A	(896)	(8,723)	(11,331)	(106,286)	(1,084)	(14,030)	(20,144)	(234,338)
Class B	(68)	(663)	(123)	(1,164)	(14)	(178)	(28)	(337)
Class C	(312)	(3,029)	(815)	(7,711)	(92)	(1,193)	(445)	(5,369)
Class I	(1,503)	(14,638)	(3,718)	(35,332)	(5,449)	(71,152)	(6,270)	(75,846)
Class N	(196)	(1,909)	(101)	(956)	(21)	(280)	(45)	(546)
Class R	(8)	(76)	(10)	(98)	— *	(1)	(18)	(222)
Class Y	(37)	(358)	(78)	(740)	(2)	(24)	(58)	(699)
Net increase (decrease)	2,664	$26,175	(3,209)	$(30,213)	(4,553)	$(59,510)	2,838	$34,471

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	215

	Ivy Global Growth Fund				Ivy Global Income Allocation Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	162	$7,219	613	$24,313	842	$12,811	4,202	$59,712
Class B	1	25	4	138	8	124	43	602
Class C	15	594	150	5,211	83	1,238	897	12,640
Class E	—	—	—	—	16	236	64	906
Class I	557	25,301	7,168	275,983	1,977	30,258	33,587	466,265
Class N	468	21,181	182	7,181	2,111	32,417	37	535
Class R	5	208	28	1,099	— *	3	19	269
Class Y	26	1,169	132	5,254	44	668	122	1,778
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	291	4,417	942	13,204
Class B	—	—	—	—	4	58	8	111
Class C	—	—	—	—	50	752	97	1,351
Class E	—	—	—	—	5	71	8	109
Class I	—	—	—	—	626	9,595	884	12,701
Class N	—	—	—	—	50	763	5	65
Class R	—	—	—	—	— *	— *	—	—
Class Y	—	—	—	—	4	68	3	50
Shares redeemed:
Class A	(298)	(13,378)	(7,525)	(285,172)	(2,098)	(31,844)	(35,483)	(488,405)
Class B	(11)	(420)	(29)	(1,006)	(49)	(730)	(114)	(1,606)
Class C	(82)	(3,186)	(204)	(7,094)	(506)	(7,580)	(1,544)	(21,763)
Class E	—	—	—	—	(23)	(343)	(51)	(726)
Class I	(1,488)	(67,510)	(2,904)	(118,255)	(6,400)	(98,098)	(8,798)	(127,427)
Class N	(46)	(2,129)	(79)	(3,212)	(194)	(2,990)	(40)	(576)
Class R	(13)	(560)	(32)	(1,284)	(1)	(16)	(17)	(251)
Class Y	(124)	(5,526)	(238)	(9,536)	(52)	(790)	(67)	(957)
Net decrease	(828)	$(37,012)	(2,734)	$(106,380)	(3,212)	$(48,912)	(5,196)	$(71,413)

*	Not shown due to rounding.

216	SEMIANNUAL REPORT	2017

	Ivy Government Money Market Fund				Ivy High Income Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	186,863	$186,863	321,835	$321,835	22,396	$170,784	58,694	$430,146
Class B	536	536	3,635	3,635	58	437	553	4,066
Class C	6,419	6,419	27,720	27,720	5,589	42,575	18,215	133,637
Class E	1,402	1,402	3,888	3,888	87	667	338	2,478
Class I	N/A	N/A	N/A	N/A	36,967	282,214	171,766	1,253,661
Class N	4,511	4,511	N/A	N/A	4,809	36,669	2,366	17,514
Class R	N/A	N/A	N/A	N/A	615	4,692	2,015	14,799
Class T	N/A	N/A	N/A	N/A	33	250	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	8,924	68,123	25,827	189,914
Shares issued in reinvestment of distributions to shareholders:
Class A	133	133	51	51	4,839	36,944	12,923	94,683
Class B	— *	— *	1	1	250	1,911	578	4,239
Class C	1	1	5	5	3,160	24,122	7,248	53,198
Class E	5	5	1	1	43	329	87	639
Class I	N/A	N/A	N/A	N/A	7,166	54,707	13,101	96,486
Class N	1	1	N/A	N/A	222	1,691	450	3,290
Class R	N/A	N/A	N/A	N/A	282	2,150	597	4,390
Class T	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	1,302	9,937	3,135	23,032
Shares redeemed:
Class A	(239,905)	(239,905)	(304,392)	(304,392)	(31,525)	(240,443)	(177,033)	(1,286,634)
Class B	(2,038)	(2,038)	(4,605)	(4,605)	(1,534)	(11,703)	(2,833)	(20,794)
Class C	(12,574)	(12,574)	(43,257)	(43,257)	(17,816)	(135,965)	(46,241)	(338,974)
Class E	(1,834)	(1,834)	(4,438)	(4,438)	(117)	(891)	(328)	(2,412)
Class I	N/A	N/A	N/A	N/A	(48,400)	(369,088)	(139,630)	(1,026,757)
Class N	(72)	(72)	N/A	N/A	(903)	(6,885)	(6,264)	(45,497)
Class R	N/A	N/A	N/A	N/A	(1,274)	(9,727)	(2,329)	(17,185)
Class T	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class Y	N/A	N/A	N/A	N/A	(15,264)	(116,506)	(35,591)	(262,335)
Net increase (decrease)	(56,552)	$(56,552)	444	$444	(20,091)	$(153,006)	(92,356)	$(674,416)

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	217

	Ivy International Core Equity Fund				Ivy Large Cap Growth Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	7,152	$135,513	14,706	$243,306	2,286	$46,074	6,888	$125,044
Class B	67	1,139	116	1,718	40	625	178	2,596
Class C	2,340	39,469	2,702	40,108	383	6,502	1,195	18,529
Class E	82	1,580	61	1,029	76	1,555	120	2,189
Class I	49,211	937,267	111,785	1,826,777	4,355	92,297	44,916	815,931
Class N	47,678	911,927	13,232	222,469	7,676	162,520	55	1,059
Class R	2,500	47,003	1,387	23,081	66	1,297	175	3,094
Class T	13	250	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	6,575	124,967	9,861	164,850	93	1,921	397	7,412
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	634	10,553	—	—	1,184	21,090
Class B	—	—	5	70	—	—	40	566
Class C	—	—	136	2,017	—	—	290	4,377
Class E	—	—	5	79	—	—	32	573
Class I	—	—	2,358	39,444	—	—	2,242	41,785
Class N	—	—	438	7,342	—	—	1	15
Class R	—	—	26	439	—	—	53	912
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	265	4,437	—	—	88	1,600
Shares redeemed:
Class A	(5,047)	(95,297)	(79,736)	(1,272,835)	(3,092)	(62,686)	(50,383)	(877,941)
Class B	(143)	(2,394)	(231)	(3,397)	(158)	(2,490)	(339)	(4,943)
Class C	(2,026)	(34,121)	(6,851)	(101,345)	(1,053)	(17,956)	(2,555)	(39,850)
Class E	(22)	(422)	(84)	(1,396)	(51)	(1,050)	(142)	(2,608)
Class I	(27,599)	(526,520)	(56,217)	(939,946)	(7,633)	(162,536)	(14,102)	(271,049)
Class N	(6,050)	(117,272)	(4,951)	(83,535)	(585)	(12,752)	(382)	(7,035)
Class R	(299)	(5,682)	(511)	(8,507)	(165)	(3,236)	(412)	(7,313)
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	(3,580)	(68,422)	(22,719)	(381,809)	(310)	(6,426)	(5,632)	(105,205)
Net increase (decrease)	70,852	$1,348,985	(13,583)	$(205,051)	1,928	$43,659	(16,093)	$(269,172)

218	SEMIANNUAL REPORT	2017

	Ivy Limited-Term Bond Fund				Ivy Managed International Opportunities Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	7,961	$86,356	29,542	$321,281	478	$5,341	1,052	$10,156
Class B	35	376	253	2,750	1	14	2	18
Class C	318	3,452	2,065	22,470	40	431	74	710
Class E	59	638	223	2,428	—	—	—	—
Class I	5,962	64,660	100,519	1,098,671	1,609	18,407	12,890	118,814
Class N	6,139	66,604	8,890	96,919	23	256	N/A	N/A
Class R	3	34	56	606	72	823	9	85
Class Y	303	3,283	960	10,469	3	37	8	82
Shares issued in reinvestment of distributions to shareholders:
Class A	388	4,205	1,176	12,787	—	—	73	721
Class B	3	30	8	83	—	—	1	5
Class C	30	323	75	816	—	—	2	20
Class E	4	41	7	76	—	—	1	5
Class I	741	8,036	1,174	12,759	—	—	138	1,360
Class N	81	874	127	1,375	N/A	—	N/A	N/A
Class R	— *	1	— *	4	—	—	—	—
Class Y	11	117	26	280	—	—	1	6
Shares redeemed:
Class A	(14,048)	(152,355)	(127,140)	(1,387,340)	(737)	(8,247)	(14,121)	(129,980)
Class B	(240)	(2,598)	(619)	(6,734)	(21)	(231)	(66)	(630)
Class C	(1,749)	(18,962)	(5,887)	(63,986)	(41)	(450)	(169)	(1,603)
Class E	(88)	(957)	(143)	(1,554)	—	—	—	—
Class I	(14,911)	(161,732)	(26,190)	(284,291)	(1,611)	(18,097)	(2,983)	(29,829)
Class N	(6,225)	(67,500)	(1,126)	(12,260)	—	—	N/A	N/A
Class R	(6)	(61)	(58)	(629)	(59)	(681)	(1)	(10)
Class Y	(566)	(6,140)	(993)	(10,770)	(11)	(124)	(17)	(163)
Net decrease	(15,795)	$(171,275)	(17,055)	$(183,790)	(254)	$(2,521)	(3,106)	$(30,233)

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	219

	Ivy Micro Cap Growth Fund				Ivy Mid Cap Growth Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	191	$4,617	1,043	$22,888	1,635	$35,570	4,301	$85,370
Class B	— *	1	9	187	27	487	121	1,998
Class C	15	333	59	1,262	368	6,941	1,159	20,270
Class E	N/A	N/A	N/A	N/A	33	700	88	1,727
Class I	403	10,012	3,757	79,041	7,114	166,975	23,407	493,522
Class N	52	1,312	42	972	3,474	80,660	2,779	59,438
Class R	1	29	7	164	224	4,796	603	11,815
Class Y	2	42	15	345	1,035	23,612	3,066	63,584
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	47	1,127	—	—	884	17,805
Class B	—	—	1	21	—	—	45	745
Class C	—	—	5	102	—	—	484	8,498
Class E	N/A	N/A	N/A	N/A	—	—	15	297
Class I	—	—	37	904	—	—	1,997	42,946
Class N	—	—	1	25	—	—	98	2,118
Class R	—	—	— *	4	—	—	89	1,761
Class Y	—	—	1	14	—	—	491	10,288
Shares redeemed:
Class A	(459)	(11,125)	(4,768)	(97,812)	(3,593)	(78,690)	(26,110)	(515,263)
Class B	(11)	(259)	(21)	(440)	(128)	(2,286)	(335)	(5,511)
Class C	(48)	(1,104)	(122)	(2,500)	(1,715)	(32,529)	(5,687)	(99,198)
Class E	N/A	N/A	N/A	N/A	(32)	(699)	(71)	(1,379)
Class I	(558)	(13,867)	(1,409)	(32,361)	(8,592)	(199,781)	(46,039)	(978,151)
Class N	(20)	(517)	(67)	(1,479)	(932)	(21,958)	(3,774)	(78,938)
Class R	(1)	(15)	(11)	(227)	(676)	(14,426)	(1,783)	(34,897)
Class Y	(1)	(14)	(20)	(454)	(3,830)	(87,315)	(12,666)	(261,007)
Net decrease	(434)	$(10,555)	(1,394)	$(28,217)	(5,588)	$(117,943)	(56,838)	$(1,152,162)

*	Not shown due to rounding.

220	SEMIANNUAL REPORT	2017

	Ivy Mid Cap Income Opportunities Fund				Ivy Municipal Bond Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	661	$8,323	10,872	$127,692	336	$4,011	2,575	$31,330
Class B	N/A	N/A	N/A	N/A	4	45	31	379
Class C	119	1,489	1,359	16,315	39	465	378	4,556
Class E	204	2,562	202	2,449	N/A	N/A	N/A	N/A
Class I	3,300	41,657	17,184	203,633	1,037	12,387	10,759	131,853
Class N	4,057	50,855	395	4,785	22	257	N/A	N/A
Class R	203	2,553	204	2,459	N/A	N/A	N/A	N/A
Class Y	365	4,590	1,097	13,142	1	6	15	178
Shares issued in reinvestment of distributions to shareholders:
Class A	28	358	75	912	67	795	168	2,023
Class B	N/A	N/A	N/A	N/A	1	14	2	25
Class C	—	—	4	45	16	189	31	375
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	64	817	105	1,286	109	1,307	165	1,979
Class N	18	228	1	16	— *	— *	N/A	N/A
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	1	10	2	30	— *	2	1	9
Shares redeemed:
Class A	(2,210)	(27,850)	(10,302)	(118,342)	(962)	(11,479)	(12,106)	(147,889)
Class B	N/A	N/A	N/A	N/A	(21)	(250)	(58)	(690)
Class C	(343)	(4,287)	(563)	(6,964)	(408)	(4,856)	(894)	(10,693)
Class E	(202)	(2,546)	(201)	(2,429)	N/A	N/A	N/A	N/A
Class I	(4,839)	(60,930)	(4,269)	(52,023)	(1,602)	(19,111)	(3,507)	(41,913)
Class N	(496)	(6,262)	(264)	(3,173)	—	—	N/A	N/A
Class R	(202)	(2,538)	(201)	(2,423)	N/A	N/A	N/A	N/A
Class Y	(524)	(6,569)	(908)	(10,844)	(5)	(59)	(31)	(365)
Net increase (decrease)	204	$2,460	14,792	$176,566	(1,366)	$(16,277)	(2,471)	$(28,843)

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	221

	Ivy Municipal High Income Fund				Ivy Small Cap Core Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,788	$14,254	14,476	$76,651	891	$15,786	6,638	$109,678
Class B	15	76	138	727	11	166	210	2,899
Class C	721	3,692	4,139	21,899	314	4,820	1,290	19,175
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	13,945	71,301	55,943	294,333	5,096	97,754	14,323	252,978
Class N	54	274	N/A	N/A	2,125	40,272	310	5,711
Class R	N/A	N/A	N/A	N/A	283	5,012	306	5,128
Class T	N/A	N/A	N/A	N/A	14	250	N/A	N/A
Class Y	959	4,911	1,433	7,432	232	4,323	1,028	18,061
Shares issued in reinvestment of distributions to shareholders:
Class A	678	3,466	2,131	11,200	—	—	477	8,343
Class B	20	104	49	260	—	—	14	197
Class C	375	1,919	1,047	5,501	—	—	70	1,065
Class E	N/A	N/A	N/A	N/A	—	—	— *	8
Class I	1,574	8,051	4,177	21,953	—	—	375	7,059
Class N	— *	— *	N/A	N/A	—	—	13	255
Class R	N/A	N/A	N/A	N/A	—	—	13	218
Class T	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class Y	50	257	128	672	—	—	36	650
Shares redeemed:
Class A	(10,135)	(51,818)	(44,293)	(233,288)	(1,734)	(30,772)	(9,258)	(145,421)
Class B	(254)	(1,301)	(610)	(3,184)	(120)	(1,742)	(88)	(1,199)
Class C	(5,561)	(28,436)	(14,234)	(74,260)	(326)	(5,011)	(350)	(5,103)
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	(31,755)	(162,380)	(71,660)	(372,825)	(3,257)	(62,353)	(2,984)	(54,387)
Class N	— *	— *	N/A	N/A	(241)	(4,700)	(89)	(1,582)
Class R	N/A	N/A	N/A	N/A	(118)	(2,126)	(148)	(2,554)
Class T	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class Y	(1,118)	(5,722)	(2,623)	(13,715)	(457)	(8,456)	(384)	(6,827)
Net increase (decrease)	(27,644)	$(141,352)	(49,759)	$(256,644)	2,713	$53,223	11,802	$214,352

*	Not shown due to rounding.

222	SEMIANNUAL REPORT	2017

	Ivy Small Cap Growth Fund				Ivy Tax-Managed Equity Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17		Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,606	$28,482	3,412	$55,054	199	$4,391	856	$16,555
Class B	20	263	67	840	46	982	7	134
Class C	332	4,885	1,006	13,745	33	684	84	1,552
Class E	35	616	117	1,900	N/A	N/A	N/A	N/A
Class I	3,295	74,860	10,438	209,067	485	10,847	4,393	82,757
Class N	1,767	39,715	2,382	47,141	14	306	N/A	N/A
Class R	327	5,742	710	11,364	N/A	N/A	N/A	N/A
Class T	14	250	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	704	15,232	2,260	44,153	— *	2	2	45
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	829	13,748	—	—	—	—
Class B	—	—	47	591	—	—	—	—
Class C	—	—	822	11,322	—	—	—	—
Class E	—	—	26	434	N/A	N/A	N/A	N/A
Class I	—	—	537	11,335	—	—	—	—
Class N	—	—	136	2,876	N/A	—	N/A	N/A
Class R	—	—	154	2,511	N/A	N/A	N/A	N/A
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	299	5,994	—	—	—	—
Shares redeemed:
Class A	(1,896)	(33,769)	(12,503)	(195,128)	(145)	(3,182)	(4,804)	(89,692)
Class B	(87)	(1,169)	(172)	(2,152)	(48)	(1,017)	(18)	(333)
Class C	(1,076)	(15,911)	(2,787)	(37,583)	(24)	(491)	(112)	(2,067)
Class E	(33)	(576)	(77)	(1,244)	N/A	N/A	N/A	N/A
Class I	(1,979)	(45,214)	(5,805)	(117,165)	(518)	(11,529)	(1,228)	(24,483)
Class N	(338)	(7,729)	(626)	(12,913)	— *	—	N/A	N/A
Class R	(372)	(6,531)	(924)	(14,707)	N/A	N/A	N/A	N/A
Class T	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	(1,278)	(27,494)	(7,700)	(152,198)	— *	(3)	(8)	(160)
Net increase (decrease)	1,041	$31,652	(7,352)	$(101,015)	42	$990	(828)	$(15,692)

*	Not shown due to rounding.

2017	SEMIANNUAL REPORT	223

	Ivy Value Fund
	Six months ended 9-30-17 (Unaudited)		Year ended 3-31-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	306	$7,011	1,737	$36,272
Class B	7	141	39	778
Class C	36	802	219	4,574
Class E	—	—	—	—
Class I	996	22,877	9,872	198,098
Class N	7,121	161,428	366	7,470
Class R	1	15	— *	6
Class Y	1	17	89	1,825
Shares issued in reinvestment of distributions to shareholders:
Class A	7	156	174	3,544
Class B	—	—	2	38
Class C	—	—	14	283
Class E	— *	1	— *	4
Class I	32	742	116	2,516
Class N	30	687	9	191
Class R	— *	— *	— *	—
Class Y	— *	1	2	36
Shares redeemed:
Class A	(698)	(15,946)	(9,933)	(196,212)
Class B	(57)	(1,214)	(72)	(1,405)
Class C	(168)	(3,707)	(272)	(5,486)
Class E	—	—	—	—
Class I	(1,602)	(36,894)	(2,166)	(46,566)
Class N	(622)	(14,504)	(67)	(1,403)
Class R	—	—	(1)	(16)
Class Y	(4)	(94)	(141)	(3,061)
Net increase (decrease)	5,386	$121,519	(13)	$1,486

*	Not shown due to rounding.

12.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. As of September 30, 2017, there were no outstanding bridge loan commitments.

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Advantus Bond Fund	$956,596	$17,830	$4,824	$13,006
Ivy Core Equity Fund	722,477	176,019	3,971	172,048
Ivy Cundill Global Value Fund	165,679	44,096	9,787	34,309
Ivy Dividend Opportunities Fund	279,529	86,977	2,479	84,498
Ivy Emerging Markets Equity Fund	1,472,698	406,572	11,395	395,177
Ivy European Opportunities Fund	220,208	45,601	1,087	44,514
Ivy Global Bond Fund	197,343	5,219	6,522	(1,303)
Ivy Global Equity Income Fund	255,015	50,902	1,248	49,654

224	SEMIANNUAL REPORT	2017

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Global Growth Fund	$360,651	$90,859	$3,961	$86,898
Ivy Global Income Allocation Fund	655,089	64,603	31,130	33,473
Ivy Government Money Market Fund	166,874	—	—	—
Ivy High Income Fund	4,594,325	148,548	382,415	(233,867)
Ivy International Core Equity Fund	5,872,138	889,380	74,956	814,424
Ivy Large Cap Growth Fund	1,157,824	704,488	2,266	702,222
Ivy Limited-Term Bond Fund	1,438,671	9,671	5,473	4,198
Ivy Managed International Opportunities Fund	173,986	32,484	—	32,484
Ivy Micro Cap Growth Fund	117,661	51,087	3,951	47,136
Ivy Mid Cap Growth Fund	1,736,852	727,620	114,909	612,711
Ivy Mid Cap Income Opportunities Fund	288,474	52,607	3,445	49,162
Ivy Municipal Bond Fund	165,648	9,937	313	9,624
Ivy Municipal High Income Fund	871,753	70,223	38,027	32,196
Ivy Small Cap Core Fund	505,173	113,802	2,900	110,902
Ivy Small Cap Growth Fund	807,356	328,457	14,209	314,248
Ivy Tax-Managed Equity Fund	93,002	37,839	178	37,661
Ivy Value Fund	400,761	76,216	16,590	59,626

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Advantus Bond Fund	$280	$—	$—	$5,217	$—
Ivy Core Equity Fund	271	18,228	—	—	—
Ivy Cundill Global Value Fund	957	—	—	—	—
Ivy Dividend Opportunities Fund	2,645	5,447	—	—	—
Ivy Emerging Markets Equity Fund	—	—	—	—	136
Ivy European Opportunities Fund	524	—	—	—	—
Ivy Global Bond Fund	234	—	—	—	—
Ivy Global Equity Income Fund	673	—	—	—	—
Ivy Global Growth Fund	—	1,025	—	—	—
Ivy Global Income Allocation Fund	2,112	—	—	—	—
Ivy Government Money Market Fund	26	—	—	—	—
Ivy High Income Fund	1,380	—	—	—	—
Ivy International Core Equity Fund	12,917	—	—	—	—
Ivy Large Cap Growth Fund	1,035	36,410	—	—	—
Ivy Limited-Term Bond Fund	429	—	—	—	—
Ivy Managed International Opportunities Fund	—	—	—	—	71
Ivy Micro Cap Growth Fund	—	—	—	21	533
Ivy Mid Cap Growth Fund	—	96,977	—	—	7,156
Ivy Mid Cap Income Opportunities Fund	345	—	—	—	—
Ivy Municipal Bond Fund	64	—	—	—	—
Ivy Municipal High Income Fund	226	719	—	—	—
Ivy Small Cap Core Fund	8,469	5,048	—	—	—
Ivy Small Cap Growth Fund	—	76,821	—	—	2,104
Ivy Tax-Managed Equity Fund	—	—	—	—	70
Ivy Value Fund	396	2,738	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

2017	SEMIANNUAL REPORT	225

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Advantus Bond Fund	$20,119	$—	$18,123	$—
Ivy Core Equity Fund	5,259	30,772	14,021	62,572
Ivy Cundill Global Value Fund	1,105	—	1,992	—
Ivy Dividend Opportunities Fund	6,010	13,933	3,493	30,139
Ivy Emerging Markets Equity Fund	—	—	4,983	—
Ivy European Opportunities Fund	2,973	—	948	—
Ivy Global Bond Fund	3,572	—	6,423	—
Ivy Global Equity Income Fund	12,392	—	9,054	8,438
Ivy Global Growth Fund	—	—	573	11,167
Ivy Global Income Allocation Fund	28,894	—	31,144	—
Ivy Government Money Market Fund	62	—	38	—
Ivy High Income Fund	346,065	—	487,204	—
Ivy International Core Equity Fund	77,682	—	42,519	—
Ivy Large Cap Growth Fund	—	76,259	—	109,373
Ivy Limited-Term Bond Fund	30,357	—	23,128	—
Ivy Managed International Opportunities Fund	2,152	—	1,484	—
Ivy Micro Cap Growth Fund	—	2,235	—	7,628
Ivy Mid Cap Growth Fund	—	92,513	47,509	339,017
Ivy Mid Cap Income Opportunities Fund	2,452	—	1,322	—
Ivy Municipal Bond Fund	5,149	—	4,224	—
Ivy Municipal High Income Fund	54,485	—	53,839	—
Ivy Small Cap Core Fund	10,791	7,727	—	33,901
Ivy Small Cap Growth Fund	—	51,252	79	130,985
Ivy Tax-Managed Equity Fund	—	—	350	1,745
Ivy Value Fund	6,858	—	5,446	28,458

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Advantus Bond Fund	$12,355	$1,704	$—	$—
Ivy Core Equity Fund	—	—	—	—
Ivy Cundill Global Value Fund	6,489	—	—	16,444
Ivy Dividend Opportunities Fund	—	—	—	—
Ivy Emerging Markets Equity Fund	606	—	104,504	—
Ivy European Opportunities Fund	115,739	—	17,377	4,502
Ivy Global Bond Fund	—	—	3,450	9,382

226	SEMIANNUAL REPORT	2017

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Global Equity Income Fund	$—	$—	$22,747	$2,488
Ivy Global Growth Fund	—	—	—	—
Ivy Global Income Allocation Fund	5,466	—	27,129	10,169
Ivy Government Money Market Fund	—	—	—	—
Ivy High Income Fund	—	—	34,237	587,254
Ivy International Core Equity Fund	—	—	152,517	2,325
Ivy Large Cap Growth Fund	—	—	—	—
Ivy Limited-Term Bond Fund	—	—	11,064	6,163
Ivy Managed International Opportunities Fund	297	3,709	—	—
Ivy Micro Cap Growth Fund	—	—	—	—
Ivy Mid Cap Growth Fund	—	—	—	—
Ivy Mid Cap Income Opportunities Fund	—	—	3,805	1,173
Ivy Municipal Bond Fund	84	146	—	2,269
Ivy Municipal High Income Fund	—	—	—	—
Ivy Small Cap Core Fund	—	—	—	—
Ivy Small Cap Growth Fund	—	—	—	—
Ivy Tax-Managed Equity Fund	—	—	1,471	—
Ivy Value Fund	—	—	—	—

Ivy Asset Strategy New Opportunities Fund was merged into Ivy Emerging Markets Equity Fund as of March 17, 2014. At the time of the merger, Ivy Asset Strategy New Opportunities Fund had capital loss carryovers available to offset future gains of the Ivy Emerging Markets Equity Fund. These carryovers are annually limited to $7,827 plus any unused limitations from prior years.

2017	SEMIANNUAL REPORT	227

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS	Ivy Funds

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 15 and 16, 2017, the Board, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the continuance of the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Advantus Bond Fund and Ivy Advantus Real Estate Securities Fund);

•	Mackenzie Financial Corporation (with respect to Ivy Cundill Global Value Fund);

•	LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (with respect to Ivy LaSalle Global Real Estate Fund and Ivy LaSalle Global Risk-Managed Real Estate Fund and Ivy Apollo Multi-Asset Income Fund); and

•	Pictet Asset Management Limited and Pictet Asset Management (Singapore) Pte Ltd. (with respect to the Ivy Emerging Markets Local Currency Debt Fund)

•	Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund)

•	Apollo Credit Management, LLC (Ivy Apollo Multi–Asset Income Fund and Ivy Apollo Strategic Income Fund)

Each such subadviser referred to herein as a “Subadviser.”

The Board’s Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO and the Subadvisers. Independent legal counsel explained the factors that the Board should consider as part of its review of the various agreements, all as outlined in a memorandum it had provided to the Board prior to the meeting, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with each series of the Trust (each a “Fund” and together, the “Funds”), economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Independent Trustees also considered the written responses and materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ legal counsel prior to the meeting, as well as materials produced in response to a follow-up request list sent to IICO by independent legal counsel on behalf of the Independent Trustees. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Broadridge, Inc. (“Broadridge”), an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed and discussed these materials during a telephonic meeting in July 2017. They further reviewed these materials among themselves, with their independent legal counsel and the independent fee consultant, and with the other Board members at executive sessions of the Independent Trustees at the August 15th and 16th Board meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence requests submitted by independent legal counsel to the Independent Trustees.

The Board also took into account the report from its Investment Oversight Committee (the “IOC”), in light of that committee’s duties to assist the Board in the 15(c) process. The IOC had reported to the Board on its review of the overall performance of the Funds, IICO’s investment risk management function, and the proposed and on-going changes IICO has been considering for itself, the Trust and the overall fund complex. As such, the Board examined all of IICO’s activities (both taken and proposed) in light of the Funds’ performance and expense structure, as well as the proposed overall rationalization of the fund complex, which is designed to provide economies of scale to the Funds’ shareholders, reduce the Funds’ expenses and enhance the performance of the Funds, particularly in the context of substantial industry change and regulatory developments.

The Board likewise considered the knowledge it had received from its regular meetings, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees,

228	SEMIANNUAL REPORT	2017

communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that each entity has dedicated towards compliance. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. In that regard, the Board discussed the transfer agency/shareholder servicing fees that Waddell & Reed Services Company, an affiliate of IICO, provides the Funds. The Board also considered the benefits that accrue to each service provider organization from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, administrative and fund accounting services, and, as discussed above, shareholder servicing. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser nor any of their affiliates receives any additional direct or indirect benefits that would preclude the Board from approving the continuation of the Management Agreement with IICO or any Investment Subadvisory Agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Board considered the significant number of initiatives that IICO is undertaking to seek to rationalize the fund complex, reduce expenses and enhance performance.

Performance of the Funds and Costs of Services Provided

The Board considered the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including the percentile ranking of each Fund over various periods of time. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses and expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, as the Funds’ assets have increased or decreased over time, the expense ratios of the Funds generally have fallen or risen, respectively. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

Independent legal counsel, on behalf of the Independent Trustees, engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Funds;

2.	Management fees and expenses in the context of performance;

3.	Product category expenses, including peers;

4.	Profit margins of IICO’s parent from supplying such services;

5.	Subadviser and institutional fee analyses; and

6.	Possible economies of scale as a Fund grows larger.

2017	SEMIANNUAL REPORT	229

The following summarizes the findings of the independent fee consultant retained by the Independent Trustees.

Summary Findings

The report stated that IICO delivered reasonable levels of performance in the longer-term periods and reasonable levels of service to the Funds in relation to its management fees as compared to the investment advisers of comparable funds. For the 36 months ended March 31, 2017, approximately 9% of the funds within the Waddell & Reed Fund Complex (including the Funds) were in the top quartile of performance and 33% of such funds were in the top two quartiles of performance, and that short-term performance of such funds were showing signs of improvement. Specifically, the report noted that 42% of the funds were in the top two quartiles in the one-year period, and that 32% of all such funds had improving performance in their one-year period. The independent fee consultant noted that the funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO, including economic analysis, investment management depth, ability to attract top talent, strategic vision, performance-focused culture, and an effective trading infrastructure.

The report further indicated that total expenses of the Funds, on average, were 2% over the average total expenses of their respective Broadridge Expense Group peers and 3% below the average total expenses for their Broadridge Expense Universes. The management fees for the funds were 1% over the average management fees of their respective Broadridge Expense Group peers and 3% over the average management fees for their Broadridge Expense Universes.

The report also stated that the management fees IICO charges to the funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, the average spread between management fees IICO charged to the funds and those it charges to institutional account clients is reasonable relative to the average fee spreads computed from industry surveys.

The report stated that while it was difficult to confirm overall economies of scale, it was clear that the funds’ shareholders generally are benefitting from lower expenses as the funds’ assets grow through management fee breakpoints, decline in transfer agency expenses, decline in custody contract rates and declines in other non-management expenses.

The report also noted that the overall profitability of IICO’s parent is near the median of most similarly-sized, publicly-traded peers, but appears adequate to enable IICO to continue to provide quality support to the funds and their shareholders. Finally, the report noted that IICO has continued to invest time in board mergers and fund mergers, which could help drive down expenses for shareholders.

Finally, the report also examined the fees that IICO retains on Funds that are subadvised by unaffiliated subadvisers, and indicated that those fees are reasonable relative to the industry. The report also stated that the subadvisory fees that IICO earns for serving as a subadviser to an unaffiliated fund when compared to fees of similar Funds are generally similar.

Conclusions

The independent fee consultant’s report concluded that it believes that the services provided by IICO and its affiliates and expenses incurred by the Funds in the previous 12 months are reasonable and provide adequate justification for renewal of the Funds’ existing Management Agreement.

230	SEMIANNUAL REPORT	2017

PROXY VOTING INFORMATION	Ivy Funds

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	Ivy Funds

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	Ivy Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2017	SEMIANNUAL REPORT	231

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234	SEMIANNUAL REPORT	2017

THE IVY FUNDS FAMILY

DOMESTIC EQUITY FUNDS

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

GLOBAL/INTERNATIONAL FUNDS

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

INDEX FUNDS

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares MSCI ACWI Index Fund

SPECIALITY FUNDS

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Natural Resources Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Advantus Real Estate Securities Fund

Ivy Science and Technology Fund

FIXED INCOME FUNDS

Ivy Apollo Strategic Income Fund

Ivy Advantus Bond Fund

Ivy California Municipal High Income Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Money Market Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2017	SEMIANNUAL REPORT	235

SEMIANN-IVYFUNDS (9-17)

ITEM 2.	CODE OF ETHICS

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

1

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)  (1) Required in annual report only.

(a)  (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date: December 7, 2017

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 7, 2017